UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704
Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

Item 1. Schedule of Investments

Thrivent Investment Management™

Thrivent Mutual Funds

Schedule of Investments

As of July 31, 2008
(unaudited)

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares		Value	Percentage
Equity Funds (92.2%)
592,869	Thrivent Real Estate Securities Fund	$6,136,189	1.5%
2,867,565	Thrivent Partner Small Cap Growth Fund #‡	31,543,212	7.8
991,560	Thrivent Partner Small Cap Value Fund	14,784,161	3.6
2,371,458	Thrivent Small Cap Stock Fund #‡	36,283,311	8.9
1,190,136	Thrivent Mid Cap Growth Fund #	18,911,257	4.7
1,527,983	Thrivent Partner Mid Cap Value Fund	16,502,219	4.1
2,859,429	Thrivent Mid Cap Stock Fund	38,745,266	9.5
165,514	Thrivent Partner Worldwide Allocation Fund #	1,557,484	0.4
5,838,199	Thrivent Partner International Stock Fund	69,299,424	17.0
12,712,135	Thrivent Large Cap Growth Fund	68,899,773	16.9
2,552,395	Thrivent Large Cap Value Fund	36,320,586	8.9
1,371,390	Thrivent Large Cap Stock Fund	31,939,664	7.9
426,901	Thrivent Equity Income Plus Fund	3,940,293	1.0
	Total Equity Funds
	(cost $408,959,167)	374,862,839

Debt Funds (7.6%)
1,909,158	Thrivent High Yield Fund	8,743,944	2.2
1,699,951	Thrivent Income Fund	13,531,608	3.3
697,130	Thrivent Limited Maturity Bond Fund	8,393,445	2.1
	Total Debt Funds
	(cost $32,462,490)	30,668,997

Short-Term Investments (0.3%)
1,412,073	Thrivent Money Market Fund	1,412,073	0.3
	Total Short-Term Investments
	(at amortized cost)	1,412,073
	Total Funds (cost $442,833,730)	$406,943,909

Principal		Interest	Maturity
Amount	Other Investments (<0.1%)	Rate (+)	Date	Value
$200,000	Federal National Mortgage Association ‡	2.320%	9/17/2008	$199,405
	Total Other Investments (at amortized cost)			199,405
	Total Investments (cost $443,033,135) 100.1%			$407,143,314
	Other Assets and Liabilities, Net (0.1%)			(295,909)
	Total Net Assets 100.0%			$406,847,405

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2008 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
Russell Mini Futures	1	September 2008	$72,393	$71,550	($843)
S&P 500 Mini Futures	(1)	September 2008	(67,322)	(63,355)	3,967
Total Futures					$3,124

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At July 31, 2008, $199,405 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $230,000 of investments were earmarked as collateral to cover open financial futures contracts.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$0
Gross unrealized depreciation	(35,889,821)
Net unrealized appreciation (depreciation)	($35,889,821)
Cost for federal income tax purposes	$443,033,135

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares		Value	Percentage
Equity Funds (77.6%)
3,390,472	Thrivent Real Estate Securities Fund	$35,091,387	3.6%
2,821,432	Thrivent Partner Small Cap Growth Fund #	31,035,757	3.2
1,592,289	Thrivent Partner Small Cap Value Fund	23,741,029	2.5
3,674,383	Thrivent Small Cap Stock Fund #	56,218,064	5.8
1,854,395	Thrivent Mid Cap Growth Fund #	29,466,343	3.0
2,911,918	Thrivent Partner Mid Cap Value Fund	31,448,709	3.2
5,834,402	Thrivent Mid Cap Stock Fund	79,056,146	8.1
2,416,793	Thrivent Partner Worldwide Allocation Fund #	22,742,025	2.4
9,890,578	Thrivent Partner International Stock Fund	117,401,167	12.1
22,712,393	Thrivent Large Cap Growth Fund	123,101,168	12.7
8,168,994	Thrivent Large Cap Value Fund	116,244,779	12.0
3,336,750	Thrivent Large Cap Stock Fund	77,712,910	8.0
1,019,765	Thrivent Equity Income Plus Fund	9,412,433	1.0
	Total Equity Funds
	(cost $822,185,507)	752,671,917

Debt Funds (22.3%)
13,286,286	Thrivent High Yield Fund	60,851,189	6.3
14,131,033	Thrivent Income Fund	112,483,024	11.6
3,565,341	Thrivent Limited Maturity Bond Fund	42,926,703	4.4
	Total Debt Funds
	(cost $228,622,039)	216,260,916

Short-Term Investments (0.2%)
1,938,301	Thrivent Money Market Fund	1,938,301	0.2
	Total Short-Term Investments
	(at amortized cost)	1,938,301
	Total Funds (cost $1,052,745,847)	$970,871,134

Principal		Interest	Maturity
Amount	Other Investments (<0.1%)	Rate (+)	Date	Value
$500,000	Federal National Mortgage Association	2.320%	9/17/2008	$498,512
	Total Other Investments (at amortized cost)			498,512
	Total Investments (cost $1,053,244,359) 100.1%			$971,369,646
	Other Assets and Liabilities, Net (0.1%)			(829,480)
	Total Net Assets 100.0%			$970,540,166

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$0
Gross unrealized depreciation	(81,874,713)
Net unrealized appreciation (depreciation)	($81,874,713)
Cost for federal income tax purposes	$1,053,244,359

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Moderate Allocation Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares		Value	Percentage
Equity Funds (58.8%)
3,421,226	Thrivent Real Estate Securities Fund	$35,409,692	3.7%
1,761,201	Thrivent Partner Small Cap Growth Fund #	19,373,212	2.0
1,727,627	Thrivent Partner Small Cap Value Fund	25,758,920	2.7
1,866,649	Thrivent Small Cap Stock Fund #	28,559,737	3.0
629,066	Thrivent Mid Cap Growth Fund #	9,995,853	1.0
2,304,060	Thrivent Partner Mid Cap Value Fund	24,883,849	2.6
3,916,212	Thrivent Mid Cap Stock Fund	53,064,678	5.6
1,781,203	Thrivent Partner Worldwide Allocation Fund #	16,761,116	1.8
6,834,579	Thrivent Partner International Stock Fund	81,126,453	8.5
18,245,237	Thrivent Large Cap Growth Fund	98,889,183	10.4
7,515,311	Thrivent Large Cap Value Fund	106,942,882	11.3
2,110,672	Thrivent Large Cap Stock Fund	49,157,558	5.2
997,403	Thrivent Equity Income Plus Fund	9,206,028	1.0
	Total Equity Funds
	(cost $604,767,925)	559,129,161

Debt Funds (40.5%)
12,806,829	Thrivent High Yield Fund	58,655,278	6.2
21,945,298	Thrivent Income Fund	174,684,572	18.4
12,533,397	Thrivent Limited Maturity Bond Fund	150,902,105	15.9
	Total Debt Funds
	(cost $404,962,612)	384,241,955

Short-Term Investments (0.8%)
7,349,998	Thrivent Money Market Fund	7,349,998	0.8
	Total Short-Term Investments
	(at amortized cost)	7,349,998
	Total Funds (cost $1,017,080,535)	$950,721,114

Principal		Interest	Maturity
Amount	Other Investments (<0.1%)	Rate (+)	Date	Value
$500,000	Federal National Mortgage Association	2.320%	9/17/2008	$498,512
	Total Other Investments (at amortized cost)			498,512
	Total Investments (cost $1,017,579,047) 100.1%			$951,219,626
	Other Assets and Liabilities, Net (0.1%)			(735,742)
	Total Net Assets 100.0%			$950,483,884

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$0
Gross unrealized depreciation	(66,359,421)
Net unrealized appreciation (depreciation)	($66,359,421)
Cost for federal income tax purposes	$1,017,579,047

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares		Value	Percentage
Equity Funds (39.8%)
1,354,024	Thrivent Real Estate Securities Fund	$14,014,144	3.7%
518,714	Thrivent Partner Small Cap Value Fund #	7,734,022	2.1
765,448	Thrivent Small Cap Stock Fund #	11,711,358	3.1
429,904	Thrivent Partner Mid Cap Value Fund #	4,642,955	1.2
1,151,497	Thrivent Mid Cap Stock Fund	15,602,790	4.2
544,124	Thrivent Partner Worldwide Allocation Fund #	5,120,209	1.4
1,652,853	Thrivent Partner International Stock Fund	19,619,363	5.2
4,414,368	Thrivent Large Cap Growth Fund	23,925,876	6.4
2,444,671	Thrivent Large Cap Value Fund	34,787,666	9.3
355,415	Thrivent Large Cap Stock Fund	8,277,608	2.2
397,004	Thrivent Equity Income Plus Fund	3,664,350	1.0
	Total Equity Funds
	(cost $160,083,479)	149,100,341

Debt Funds (57.0%)
4,111,133	Thrivent High Yield Fund	18,828,987	5.0
6,515,386	Thrivent Income Fund	51,862,481	13.9
11,869,846	Thrivent Limited Maturity Bond Fund	142,912,957	38.1
	Total Debt Funds
	(cost $223,566,789)	213,604,425

Short-Term Investments (3.2%)
12,007,561	Thrivent Money Market Fund	12,007,561	3.2
	Total Short-Term Investments
	(at amortized cost)	12,007,561
	Total Funds (cost $395,657,829)	$374,712,327

Principal		Interest	Maturity
Amount	Other Investments (<0.01%)	Rate (+)	Date	Value
$200,000	Federal National Mortgage Association	2.320%	9/17/2008	$199,405
	Total Other Investments (at amortized cost)			199,405
	Total Investments (cost $395,857,234) 100.0%			$374,911,732
	Other Assets and Liabilities, Net 0.0%			(172,998)
	Total Net Assets 100.0%			$374,738,734

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$443,895
Gross unrealized depreciation	(21,389,397)
Net unrealized appreciation (depreciation)	($20,945,502)
Cost for federal income tax purposes	$395,857,234

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Technology Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value
Communications Equipment (14.8%)			5,700	Nordex AG	$186,552
37,900	Cisco Systems, Inc. #	$833,421	7,100	Polypore International, Inc. #	185,665
25,200	Juniper Networks, Inc. #	655,956	3,600	Q-Cells AG *	348,779
40,300	QUALCOMM, Inc.	2,230,202	4,600	SunPower Corporation #*	362,342
8,900	Research in Motion, Ltd. #	1,093,098	8,400	Suntech Power Holdings
	Total Communications			Company, Ltd. ADR #*	281,064
	Equipment	4,812,677		Total Industrials	4,547,587

Computers & Peripherals (14.4%)			Information Technology (3.9%)
10,500	Apple Computer, Inc. #	1,668,975	47,500	3PAR, Inc. #*	388,075
171,300	EMC Corporation #	2,571,214	254,000	China High Speed Transmission
17,700	NETAPP, Inc. #	452,235		Equipment Group Company, Ltd.	477,507
	Total Computers & Peripherals	4,692,424	29,500	Netezza Corporation #	383,500
				Total Information Technology	1,249,082
Consumer Discretionary (1.7%)
7,100	Amazon.com, Inc. #	542,014	Internet Software & Services (3.9%)
	Total Consumer Discretionary	542,014	2,700	Google, Inc. #	1,279,125
				Total Internet Software &
Electronic Equipment & Instruments (1.7%)				Services	1,279,125
15,300	Comverge, Inc. #*	166,770
16,400	Echelon Corporation #*	173,020	IT Consulting & Services (4.0%)
2,300	Itron, Inc. #	212,359	46,600	Cognizant Technology Solutions
	Total Electronic Equipment &			Corporation #	1,308,062
	Instruments	552,149		Total IT Consulting & Services	1,308,062

Energy (3.2%)			Materials (0.8%)
7,000	Cameco Corporation	251,510	2,100	Monsanto Company	250,131
11,500	Clipper Windpower plc #	93,418		Total Materials	250,131
13,300	GT Solar International, Inc. #	163,058
4,000	Vestas Wind Systems #	521,667	Semiconductors & Semiconductor Equipment (15.8%)
	Total Energy	1,029,653	15,700	ASML Holding NV ADR	357,803
			62,900	FormFactor, Inc. #*	1,094,460
Financials (3.1%)			65,400	Intel Corporation	1,451,226
32,200	Financial Select Sector SPDR Fund *	697,130	26,200	Marvell Technology Group, Ltd. #	387,498
11,300	First Trust Global Wind Energy ETF #	312,671	52,600	ON Semiconductor Corporation #	493,914
	Total Financials	1,009,801	51,600	PMC-Sierra, Inc.	373,584
			105,600	Teradyne, Inc. #	989,472
Health Care (0.7%)				Total Semiconductors &
7,200	BioMarin Pharmaceutical, Inc. #	234,360		Semiconductor Equipment	5,147,957
	Total Health Care	234,360
			Software (14.7%)
Industrials (14.0%)			15,400	Adobe Systems, Inc. #*	636,790
10,100	American Superconductor Corporation *	398,849	93,800	Compuware Corporation #	1,031,800
251,300	Composite Technology Corporation #*	324,177	7,900	Electronic Arts, Inc. #	341,122
11,900	EnerNOC, Inc. #*	192,066	42,200	Microsoft Corporation	1,085,384
4,300	ESCO Technologies, Inc.	176,945	46,500	Nuance Communications, Inc. #*	721,680
3,200	First Solar, Inc. #	912,352	26,800	Quest Software, Inc.	404,948
86,500	Hansen Transmissions International NV #	537,980	8,900	Salesforce.com, Inc. #	567,731
32	Japan Wind Development Company, Ltd.	90,744		Total Software	4,789,455
11,600	Kaydon Corporation *	550,072

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Technology Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (98.5%)	Value
Utilities (1.8%)
10,000	Gamesa Corporacion Tecnologia SA	$475,448
7,300	Greentech Energy Systems	115,726
	Total Utilities	591,174

	Total Common Stock
	(cost $34,012,961)	32,035,651

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (18.5%)	Rate (+)	Date	Value
6,016,945	Thrivent Financial Securities Lending Trust	2.540%	N/A	$6,016,945
	Total Collateral Held for Securities Loaned
	(cost $6,016,945)			6,016,945

		Interest	Maturity
Shares	Short-Term Investments (2.8%)	Rate (+)	Date	Value
904,545	Thrivent Money Market Fund	2.440%	N/A	$904,545
	Total Short-Term Investments (at amortized cost)			904,545
	Total Investments (cost $40,934,451) 119.8%			$38,957,141
	Other Assets and Liabilities, Net (19.8%)			(6,450,585)
	Total Net Assets 100.0%			$32,506,556

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

ETF — Exchange Traded Fund.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,046,414
Gross unrealized depreciation	(4,023,724)
Net unrealized appreciation (depreciation)	($1,977,310)
Cost for federal income tax purposes	$40,934,451

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Partner Small Cap Growth Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (94.7%)	Value	Shares	Common Stock (94.7%)	Value
Consumer Discretionary (13.7%)			Health Care (19.9%)
24,210	Aeropostale, Inc. #*	$780,772	24,300	Acorda Therapeutics, Inc. #*	$797,283
48,810	AirMedia Group, Inc. ADR #*	682,852	10,570	Alexion Pharmaceuticals, Inc. #	990,938
10,450	Buckle, Inc.	537,862	15,370	Amedisys, Inc. #	985,524
14,160	Capella Education Company #	739,152	16,550	Auxilium Pharmaceuticals, Inc. #*	614,005
32,040	Citi Trends, Inc. #	741,085	21,590	BioMarin Pharmaceutical, Inc. #*	702,754
7,550	Deckers Outdoor Corporation #*	853,226	18,490	Haemonetics Corporation #	1,073,529
14,700	Fossil, Inc. #‡	393,666	24,000	Hologic, Inc. #*	443,280
26,880	Gymboree Corporation #	1,005,312	14,030	ICON plc ADR #	1,127,170
55,200	Interactive Data Corporation	1,589,760	11,090	Illumina, Inc. *	1,034,032
28,090	LKQ Corporation #*	575,845	8,700	Myriad Genetics, Inc.	578,550
30,550	Lululemon Athletica, Inc. #*	678,210	18,960	NuVasive, Inc. #*	1,064,983
31,500	Pulte Homes, Inc.	384,615	12,260	OSI Pharmaceuticals, Inc. *	645,244
23,950	True Religion Apparel, Inc. *	618,868	46,450	PAREXEL International Corporation #	1,357,734
28,490	Tupperware Corporation	1,111,110	31,220	Perrigo Company	1,099,881
34,480	Warnaco Group, Inc. #	1,446,436	33,860	Psychiatric Solutions, Inc. #*	1,185,777
38,280	WMS Industries, Inc. #	1,078,730	18,850	Rigel Pharmaceuticals, Inc. *	479,544
	Total Consumer Discretionary	13,217,501	19,320	Savient Pharmaceuticals, Inc. #*	513,526
			19,110	United Therapeutics Corporation #*	2,166,879
Consumer Staples (2.5%)			5,830	Universal Health Services, Inc.	353,415
28,350	Darling International, Inc.	458,703	8,530	West Pharmaceutical Services, Inc.	391,698
35,515	Flowers Foods, Inc.	1,067,936	27,070	Wright Medical Group, Inc. #	852,434
15,920	Green Mountain Coffee Roasters, Inc. #*	578,692	14,140	Xenoport, Inc. #	647,895
11,100	TreeHouse Foods, Inc. #	300,810		Total Health Care	19,106,075
	Total Consumer Staples	2,406,141
			Industrials (18.0%)
Energy (7.9%)			39,140	Actuant Corporation	1,192,204
21,960	Arena Resources, Inc. #	898,384	39,610	Aecom Technology Corporation #‡	1,127,697
12,490	Atwood Oceanics, Inc. #‡	573,416	16,570	American Superconductor Corporation *	654,349
21,860	Complete Production Services, Inc. #	696,022	10,200	Chart Industries, Inc. #	539,784
21,680	Concho Resources, Inc. #	710,020	10,840	Clean Harbors, Inc. #	845,954
11,170	Core Laboratories NV	1,447,744	65,110	Evergreen Solar, Inc. #*	608,127
23,740	EXCO Resources, Inc. #	618,427	6,230	Genco Shipping & Trading, Ltd. *	424,761
6,260	Foundation Coal Holdings, Inc.	371,844	11,420	Genesee & Wyoming, Inc. #	462,167
11,670	Goodrich Petroleum Corporation *	535,070	13,150	Huron Consulting Group, Inc. #	685,904
6,760	Lufkin Industries, Inc.	602,992	21,090	JA Solar Holdings Company, Ltd. ADR #*	319,935
9,790	Penn Virginia Corporation	594,742	5,440	Kforce, Inc. #	53,747
15,030	Willbros Group, Inc. #*	564,827	24,740	Landstar System, Inc.	1,251,349
	Total Energy	7,613,488	8,070	Lindsay Manufacturing Company *	744,619
			40,810	Mobile Mini, Inc. #*	815,384
Financials (5.9%)			24,530	MPS Group, Inc. #	282,586
32,610	Digital Realty Trust, Inc. *	1,399,295	23,130	Orbital Sciences Corporation *	578,481
38,030	Dime Community Bancshares	636,242	15,600	RBC Bearings, Inc. #	519,012
79,000	Extra Space Storage, Inc.	1,119,430	19,220	Robbins & Myers, Inc.	975,799
17,380	PrivateBancorp, Inc. *	513,579	10,450	Teledyne Technologies, Inc. #	657,305
26,790	Riskmetrics Group, Inc. #*	482,756	47,190	Tetra Tech, Inc. #*	1,355,769
45,530	Waddell & Reed Financial, Inc.	1,520,702	3,560	Valmont Industries, Inc.	380,600
	Total Financials	5,672,004	28,180	Wabtec Corporation	1,563,990
			29,170	Woodward Governor Company *	1,312,650
				Total Industrials	17,352,173

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Partner Small Cap Growth Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (94.7%)	Value	Shares	Common Stock (94.7%)	Value
Information Technology (19.8%)			Materials (4.8%)
29,460	Ariba, Inc.	$483,439	12,300	Century Aluminum Company #*	$730,866
43,960	Atheros Communications, Inc. #‡	1,362,760	4,720	Compass Minerals International, Inc.	356,832
36,370	Cavium Networks, Inc. #*	583,738	13,980	Cytec Industries, Inc.	755,759
34,630	Concur Technologies, Inc. #*	1,427,449	13,740	Greif, Inc.	835,942
27,260	DTS, Inc. #*	779,363	81,760	Helca Mining Company *	750,557
19,024	EMS Technologies, Inc.	394,111	13,680	Koppers Holdings, Inc.	591,113
19,360	F5 Networks, Inc. #*	564,344	10,830	Olin Corporation	322,084
36,660	MICROS Systems, Inc. #	1,161,389	3,240	Schnitzer Steel Industries, Inc.	292,378
61,390	Microsemi Corporation #*	1,593,684		Total Materials	4,635,531
38,240	Monolithic Power Systems, Inc. #*	831,720
16,960	Net 1 UEPS Technology, Inc. #	399,917	Telecommunications Services (1.1%)
28,950	Novellus Systems, Inc. #*	589,712	16,520	Cellcom Israel, Ltd.	547,473
42,210	Omniture, Inc. #*	732,344	31,560	Premiere Global Services, Inc. #	476,872
29,510	Plexus Corporation #	841,035		Total Telecommunications
118,030	PMC-Sierra, Inc. *	854,537		Services	1,024,345
29,110	Riverbed Technology, Inc. #	461,976
15,690	Solera Holdings, Inc. #	454,853	Utilities (1.1%)
46,560	Sybase, Inc. #*	1,564,882	20,120	ITC Holdings Corporation	1,048,654
1,720	Taleo Corporation #	32,233		Total Utilities	1,048,654
29,070	Verigy, Ltd. #	646,226
35,150	VistaPrint, Ltd. #*	905,816		Total Common Stock
36,640	Vocus, Inc. #	1,304,018		(cost $85,882,186)	91,120,263
51,500	Websense, Inc. #	1,074,805
	Total Information Technology	19,044,351

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (29.0%)	Rate (+)	Date	Value
27,853,898	Thrivent Financial Securities Lending Trust	2.540%	N/A	$27,853,898
	Total Collateral Held for Securities Loaned
	(cost $27,853,898)			27,853,898

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.4%)	Rate (+)	Date	Value
$200,000	Federal National Mortgage Association ‡	2.219%	9/17/2008	$199,431
5,979,912	Thrivent Money Market Fund	2.440	N/A	5,979,912
	Total Short-Term Investments (at amortized cost)			6,179,343
	Total Investments (cost $119,915,427) 130.1%			$125,153,504
	Other Assets and Liabilities, Net (30.1%)			(28,988,872)
	Total Net Assets 100.0%			$96,164,632

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Partner Small Cap Growth Fund
Schedule of Investments as of July 31, 2008 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
Russell Mini-Futures	36	September 2008	$2,471,922	$2,575,800	$103,878
Total Futures					$103,878

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At July 31, 2008, $99,715 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $3,047,972 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,733,998
Gross unrealized depreciation	(3,495,921)
Net unrealized appreciation (depreciation)	$5,238,077
Cost for federal income tax purposes	$119,915,427

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Partner Small Cap Value Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (95.1%)	Value	Shares	Common Stock (95.1%)	Value
Consumer Discretionary (10.4%)			36,500	Compass Diversified Trust	$424,495
100,000	Aaron Rents, Inc. *	$2,747,000	78,700	East West Bancorp, Inc. *	937,317
32,000	Cavco Industries, Inc. #	1,078,400	24,200	Employers Holdings, Inc.	431,244
58,000	Corinthian Colleges, Inc. #*	913,500	78,400	First Financial Fund, Inc.	689,136
30,500	CSS Industries, Inc.	862,540	52,400	Glacier Bancorp, Inc. *	1,135,508
54,400	Dixie Group, Inc. #	298,656	36,000	Hatteras Financial Corporation *	826,200
39,000	Dorman Products, Inc. #	448,110	80,000	Hercules Technology Growth
50,600	Drew Industries, Inc. #*	748,880		Capital, Inc. *	796,000
51,200	Fred’s, Inc. *	658,432	37,700	Home Bancshares, Inc. *	983,593
64,400	Haverty Furniture Companies, Inc. *	735,448	4,600	iShares Russell 2000 Value Fund	304,842
34,000	Lee Enterprises, Inc. *	102,680	37,800	JMP Group, Inc. *	264,222
32,000	M/I Homes, Inc. *	606,400	38,000	Kite Realty Group Trust	471,960
42,700	MarineMax, Inc. #*	280,966	71,500	Kohlberg Capital Corporation *	644,215
25,300	Matthews International Corporation	1,262,723	41,000	LaSalle Hotel Properties	931,110
40,000	Men’s Wearhouse, Inc.	796,400	2,650	Markel Corporation #	961,950
52,000	Meritage Homes Corporation #*	938,600	62,400	Max Re Capital, Ltd. *	1,464,528
76,700	Regent Communications, Inc. #*	50,622	37,100	National Interstate Corporation	746,452
49,900	Saga Communications, Inc. #	299,400	32,500	Parkway Properties, Inc. *	1,146,925
90,000	Shiloh Industries, Inc.	893,700	25,900	Piper Jaffray Companies #	919,450
37,200	Stanley Furniture Company, Inc. *	316,200	41,300	Potlatch Corporation *	1,923,341
43,000	Steak n Shake Company #*	296,270	50,200	ProAssurance Corporation #*	2,456,788
99,600	Stein Mart, Inc. *	445,212	43,500	ProCentury Corporation	715,575
31,100	Steven Madden, Ltd.	699,439	22,000	Redwood Trust, Inc. *	480,260
70,000	Winnebago Industries, Inc. *	893,200	32,400	Sandy Spring Bancorp, Inc. *	538,164
	Total Consumer Discretionary	16,372,778	39,900	Seabright Insurance Holdings #	458,850
			58,300	Strategic Hotel Capital, Inc.	459,987
Consumer Staples (1.8%)			28,700	SVB Financial Group #	1,652,833
118,000	Alliance One International, Inc. #	527,460	34,200	Wintrust Financial Corporation	706,230
30,000	Casey’s General Stores, Inc. *	738,000		Total Financials	27,247,021
32,800	Nash Finch Company *	1,294,616
16,700	Winn-Dixie Stores, Inc. #*	265,363	Health Care (5.8%)
	Total Consumer Staples	2,825,439	11,200	Analogic Corporation	819,616
			27,500	Angiodynamics, Inc. #	436,700
Energy (8.7%)			214,000	Lexicon Pharmaceuticals, Inc. #*	526,440
8,800	Atwood Oceanics, Inc. #	404,008	97,000	Momenta Pharmaceuticals, Inc. #*	1,608,260
29,900	Carbo Ceramics, Inc. *	1,636,128	22,400	National Healthcare Corporation *	1,139,936
42,600	Forest Oil Corporation #	2,429,478	53,400	Owens & Minor, Inc. *	2,452,128
62,800	Hercules Offshore, Inc. #*	1,568,116	39,400	Triple-S Management Corporation #*	625,278
88,000	Mariner Energy, Inc. #	2,328,480	33,000	West Pharmaceutical Services, Inc. *	1,515,360
156,000	NGAS Resources, Inc. *	1,003,080		Total Health Care	9,123,718
37,500	TETRA Technologies, Inc. #	709,875
14,500	W-H Energy Services, Inc. #*	1,327,185	Industrials (25.4%)
25,400	Whiting Petroleum Corporation #	2,379,218	86,900	Accuride Corporation #*	238,975
	Total Energy	13,785,568	42,500	Alaska Air Group, Inc. #*	759,900
			18,000	Ameron International Corporation	2,327,220
Financials (17.2%)			28,700	Applied Industrial Technologies, Inc.	766,864
127,000	Ares Capital Corporation *	1,451,610	21,800	Astec Industries, Inc. #	695,856
43,000	Cascade Bancorp *	321,210	115,000	Beacon Roofing Supply, Inc. #*	1,538,700
115,500	Cedar Shopping Centers, Inc.	1,473,780	36,500	Belden, Inc. *	1,347,580
40,900	Central Fund of Canada, Ltd.	529,246

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Partner Small Cap Value Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (95.1%)	Value	Shares	Common Stock (95.1%)	Value
Industrials — continued			86,000	Wind River Systems, Inc. #*	$1,008,780
50,500	C&D Technologies, Inc. #*	$405,515	35,800	Xyratex, Ltd. #	530,556
22,000	Cascade Corporation *	965,360	311,100	Zarlink Semiconductor, Inc. #*	233,325
30,500	Circor International, Inc.	1,816,580		Total Information Technology	18,483,405
46,700	Comfort Systems USA, Inc.	619,242
42,000	Courier Corporation	713,160	Materials (8.0%)
51,600	Dollar Thrifty Automotive Group, Inc. #	162,024	29,500	Airgas, Inc.	1,689,760
10,900	Franklin Electric Company, Inc. *	452,459	43,500	AMCOL International Corporation *	1,388,520
19,400	FTI Consulting, Inc. #	1,380,504	63,500	American Vanguard Corporation *	830,580
35,600	G & K Services, Inc.	1,211,824	55,000	AptarGroup, Inc.	2,128,500
51,000	Genesee & Wyoming, Inc. #	2,063,970	31,200	Arch Chemicals, Inc.	1,001,520
58,000	Gibraltar Industries, Inc.	916,980	35,000	Carpenter Technology Corporation	1,354,500
54,000	Hub Group, Inc. #	2,098,440	22,500	Chesapeake Corporation #*	40,500
39,650	IDEX Corporation	1,499,960	9,000	Deltic Timber Corporation *	545,850
61,000	Insituform Technologies, Inc. #*	1,054,690	41,000	Innospec, Inc.	727,340
43,500	Kirby Corporation #	2,075,820	16,700	Minerals Technologies, Inc. *	1,077,317
62,500	McGrath Rentcorp	1,798,750	88,300	Myers Industries, Inc. *	988,960
135,500	MPS Group, Inc. #	1,560,960	94,700	Wausau-Mosinee Paper Corporation	839,042
39,400	Navigant Consulting, Inc. #	728,112		Total Materials	12,612,389
35,000	Nordson Corporation	2,473,100
20,206	School Specialty, Inc. #*	673,062	Telecommunications Services (1.0%)
50,000	Sterling Construction Company, Inc. #	1,031,500	201,300	Kratos Defense & Security
32,400	Universal Forest Products, Inc.	874,800		Solutions, Inc. #	366,366
92,500	Vitran Corporation, Inc. #	1,530,875	81,900	Premiere Global Services, Inc. #	1,237,509
38,500	Waste Connections, Inc. #	1,401,015		Total Telecommunications
65,000	Woodward Governor Company *	2,925,000		Services	1,603,875
	Total Industrials	40,108,797
			Utilities (5.1%)
Information Technology (11.7%)			48,000	Black Hills Corporation	1,548,960
83,000	Advanced Energy Industries, Inc. #	1,147,060	72,900	Cleco Corporation *	1,831,977
89,700	Ariba, Inc. *	1,471,977	44,500	El Paso Electric Company #	919,370
18,200	ATMI, Inc. #	410,046	28,200	Empire District Electric Company *	575,562
71,800	Brooks Automation, Inc. #	560,758	45,200	Southwest Gas Corporation	1,306,280
16,400	Cabot Microelectronics Corporation #*	640,256	31,800	UniSource Energy Corporation	971,490
54,800	Catapult Communications Corporation #*	405,520	31,700	Vectren Corporation	925,640
40,000	Cymer, Inc. #*	1,059,600		Total Utilities	8,079,279
68,500	Electro Rent Corporation	938,450
31,200	FormFactor, Inc. #*	542,880		Total Common Stock
108,700	GSI Group, Inc. #	565,240		(cost $140,415,727)	150,242,269
30,000	Littelfuse, Inc. #	958,800
36,600	Methode Electronics, Inc.	409,554	Shares	Preferred Stock (0.6%)	Value
100,000	Palm, Inc. *	658,000	602	East West Bancorp, Inc.	$451,500
54,700	Progress Software Corporation #	1,609,821	40,000	National Healthcare Corporation,	538,800
465,000	Safeguard Scientifics, Inc. #*	627,750		Convertible
40,400	SPSS, Inc. #	1,335,220		Total Preferred Stock
28,400	Standard Microsystems Corporation #	753,168		(cost $1,138,170)	990,300
60,000	StarTek, Inc. #	541,200
62,000	Symyx Technologies, Inc. #	588,380
41,100	Synnex Corporation #*	960,096
46,800	Vignette Corporation	526,968

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Partner Small Cap Value Fund
Schedule of Investments as of July 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (35.0%)	Rate (+)	Date	Value
55,371,270	Thrivent Financial Securities Lending Trust	2.540%	N/A	$55,371,270
	Total Collateral Held for Securities Loaned
	(cost $55,371,270)			55,371,270

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (10.2%)	Rate (+)	Date	Value
$8,235,000	Federal Agricultural Mortgage Corporation	1.820%	8/1/2008	$8,235,000
7,907,211	Thrivent Money Market Fund	2.440	N/A	7,907,211
	Total Short-Term Investments (at amortized cost)			16,142,211
	Total Investments (cost $213,067,378) 140.9%			$222,746,050
	Other Assets and Liabilities, Net (40.9%)			(64,701,472)
	Total Net Assets 100.0%			$158,044,578

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$31,551,333
Gross unrealized depreciation	(21,872,661)
Net unrealized appreciation (depreciation)	$9,678,672
Cost for federal income tax purposes	$213,067,378

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Small Cap Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (93.2%)	Value	Shares	Common Stock (93.2%)	Value
Consumer Discretionary (12.9%)			54,200	Smithfield Foods, Inc. #*	$1,164,216
51,400	Aeropostale, Inc. #*	$1,657,650	99,300	TreeHouse Foods, Inc. #	2,691,030
48,900	American Public Education, Inc. #	2,221,527		Total Consumer Staples	17,747,993
102,900	ArvinMeritor, Inc. *	1,421,049
71,800	Big Lots, Inc. #*	2,187,028	Energy (7.8%)
97,000	Burger King Holdings, Inc. *‡	2,602,510	23,000	Alpha Natural Resources, Inc. #	2,275,850
38,900	Carters, Inc.	643,013	47,000	Atwood Oceanics, Inc. #	2,157,770
54,600	Central European		21,000	Bristow Group, Inc. #*	944,790
	Distribution Corporation *	3,983,616	79,700	Complete Production Services, Inc. #	2,537,648
56,100	Children’s Place Retail Stores, Inc. #	2,134,605	8,700	Core Laboratories NV *	1,127,607
10,400	Deckers Outdoor Corporation #*	1,175,304	17,500	Dril-Quip, Inc. #	947,450
29,685	Desarrolladora Homex ADR #*	1,659,392	324,800	Edge Petroleum Corporation #*	1,669,472
65,500	Dollar Tree, Inc. #	2,456,250	23,900	Forest Oil Corporation #	1,363,017
114,500	Fred’s, Inc.	1,472,470	62,500	General Maritime Corporation *	1,683,750
179,600	Fuqi International, Inc. #*	1,573,296	19,500	Hornbeck Offshore Services, Inc. #*	869,310
36,500	Hasbro, Inc.	1,413,280	85,600	Input/Output, Inc. #	1,367,032
197,200	Hot Topic, Inc. #	1,240,388	74,100	Mariner Energy, Inc. #	1,960,686
38,100	ITT Educational Services, Inc. #*	3,374,898	5,800	Oceaneering International, Inc. #*	351,712
55,000	Jack in the Box, Inc. #	1,186,900	53,700	Oil States International, Inc. #	2,947,056
152,900	Leapfrog Enterprises, Inc. #*	1,463,253	31,900	Penn Virginia Corporation ‡	1,937,925
61,700	LKQ Corporation #*	1,264,850	35,662	Petrohawk Energy Corporation	1,188,258
81,200	Marvel Entertainment, Inc. *	2,817,640	8,920	Petroleum Development Corporation #	493,365
35,600	Matthews International Corporation *	1,776,796	27,400	SandRidge Energy, Inc. #	1,339,586
18,000	Priceline.com, Inc. *	2,069,100	87,800	Tesco Corporation #*‡	2,727,946
42,800	Regal Entertainment Group	712,620	96,100	TETRA Technologies, Inc. #	1,819,173
124,800	Rent-A-Center, Inc. #	2,645,760	65,100	Union Drilling, Inc. #	1,253,826
72,000	Ross Stores, Inc. *‡	2,733,120	25,700	Whiting Petroleum Corporation #	2,407,319
285,700	Shuffle Master, Inc. #*	1,379,931	69,100	Willbros Group, Inc. #*	2,596,778
80,200	Skechers USA, Inc. #	1,515,780		Total Energy	37,967,326
2,300	Strayer Education, Inc.	512,210
39,000	TJX Companies, Inc. *	1,314,690	Financials (17.6%)
55,800	Tupperware Corporation	2,176,200	15,100	Alexandria Real Estate Equities, Inc. *	1,559,226
159,100	Valassis Communications, Inc. #*	1,403,262	37,600	American Campus Communities, Inc. *	1,100,928
29,500	WABCO Holdings, Inc.	1,332,220	184,100	American Equity Investment Life
65,700	Warnaco Group, Inc. #*	2,756,115		Holding Company	1,609,034
100,700	WMS Industries, Inc. #	2,837,726	38,000	American Financial Group, Inc.	1,100,860
	Total Consumer Discretionary	63,114,449	82,900	Amerisafe, Inc. #	1,506,293
			41,200	Aspen Insurance Holdings, Ltd.	1,046,068
Consumer Staples (3.6%)			24,300	Bank of Hawaii Corporation *	1,224,477
76,858	Calavo Growers, Inc. *	870,801	92,500	BioMed Realty Trust, Inc.	2,386,500
25,600	Chattem, Inc. #*	1,650,432	20,011	BOK Financial Corporation	800,440
70,500	Diamond Foods, Inc. ‡	1,714,560	22,000	Cash America International, Inc.	927,520
132,350	Flowers Foods, Inc. *	3,979,764	49,200	City Holding Company	2,188,416
22,100	Hansen Natural Corporation #*	505,206	142,700	Colonial BancGroup, Inc.	950,382
103,700	Nu Skin Enterprises, Inc.	1,675,792	71,000	Community Bank System, Inc. *	1,675,600
69,300	Omega Protein Corporation #	1,083,852	42,207	Cullen/Frost Bankers, Inc.	2,225,997
22,100	Ralcorp Holdings, Inc. #	1,192,516	55,500	Digital Realty Trust, Inc. *	2,381,505
39,400	Ruddick Corporation	1,219,824	53,400	Dime Community Bancshares	893,382

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Small Cap Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (93.2%)	Value	Shares	Common Stock (93.2%)	Value
Financials — continued			43,000	ArthroCare Corporation #*	$909,020
80,700	East West Bancorp, Inc. *	$961,137	75,000	BioMarin Pharmaceutical, Inc. #*	2,441,250
42,400	Education Realty Trust, Inc.	474,880	14,800	Bio-Rad Laboratories, Inc. #	1,318,680
87,500	First Cash Financial Services, Inc. #	1,668,625	22,500	Cephalon, Inc. #*	1,646,100
150,700	First Niagara Financial Group, Inc. *	2,108,293	35,200	Charles River Laboratories
53,000	Hanover Insurance Group, Inc.	2,274,760		International, Inc. #	2,339,392
36,500	Home Properties, Inc. *	2,008,230	50,500	Community Health Systems, Inc. #	1,665,490
8,600	Infinity Property &		104,100	Dexcom, Inc. #*	699,552
	Casualty Corporation	383,216	7,100	Edwards Lifesciences Corporation #	445,028
83,300	Inland Real Estate Corporation *	1,245,335	85,598	Hansen Medical, Inc. #*	1,305,370
136,200	Investors Real Estate Trust *	1,430,100	63,500	HealthExtras, Inc. #	1,905,635
77,400	IPC Holdings, Ltd. Fund *	2,484,540	31,900	ICON plc ADR #	2,562,846
151,100	iShares Dow Jones US Home		19,300	Illumina, Inc. *	1,799,532
	Construction Index	2,334,495	20,900	ImClone Systems, Inc. #	1,336,137
51,000	iShares Russell Microcap Index Fund *	2,379,660	52,925	IPC The Hospitalist Company, Inc. #	1,140,534
134,500	Knight Capital Group, Inc. *	2,204,455	64,300	Kindred Healthcare, Inc.	1,734,171
39,100	Mid-America Apartment		16,900	Kinetic Concepts, Inc. #*	590,655
	Communities, Inc. *	2,247,077	54,000	K-V Pharmaceutical Company #*	1,106,460
58,700	Nationwide Health Properties, Inc. *	2,178,357	48,900	Lincare Holdings, Inc. #	1,575,558
118,050	New York Community Bancorp, Inc. *	1,961,991	9,266	Martek Biosciences Corporation #	348,494
106,800	NewAlliance Bancshares, Inc. *	1,386,264	74,550	Masimo Corporation #*	2,815,754
19,900	Old National Bancorp *	302,082	33,600	Myriad Genetics, Inc.	2,234,400
47,800	optionsXpress Holdings, Inc.	1,185,918	95,800	Natus Medical, Inc.	2,223,518
48,500	Platinum Underwriters Holdings, Ltd.	1,750,850	43,300	NuVasive, Inc. #*	2,432,161
29,400	Portfolio Recovery Associates, Inc. #*	1,172,178	25,500	OSI Pharmaceuticals, Inc. *	1,342,065
41,200	Potlatch Corporation *	1,918,684	52,200	Owens & Minor, Inc. *	2,397,024
9,300	PrivateBancorp, Inc. *	274,815	100,800	PAREXEL International Corporation #	2,946,384
62,100	Prosperity Bancshares, Inc. *	1,993,410	25,700	PerkinElmer, Inc.	747,870
31,600	Raymond James Financial, Inc.	913,240	19,300	Perrigo Company	679,939
25,900	RLI Corporation	1,414,658	74,200	Phase Forward, Inc. #	1,365,280
27,400	Saul Centers, Inc. *	1,328,078	29,300	Psychiatric Solutions, Inc. #*	1,026,086
50,800	Senior Housing Property Trust	1,069,340	23,700	Shire Pharmaceuticals Group plc ADR	1,193,058
29,400	Sovran Self Storage, Inc. *	1,229,214	57,400	STERIS Corporation	1,961,358
34,400	StanCorp Financial Group, Inc.	1,699,016	20,700	United Therapeutics Corporation #*	2,347,173
100,800	Sterling Bancshares, Inc.	979,776	30,600	Universal Health Services, Inc.	1,854,972
61,650	Stifel Financial Corporation #*	2,596,082	42,700	West Pharmaceutical Services, Inc. *	1,960,784
53,500	SVB Financial Group #	3,081,065	68,500	Wright Medical Group, Inc. #	2,157,065
29,300	Tower Group, Inc.	667,454		Total Health Care	67,677,166
38,900	UMB Financial Corporation	2,142,223
46,200	United Fire & Casual Company	1,255,254	Industrials (13.5%)
65,100	Waddell & Reed Financial, Inc.	2,174,340	20,800	Brady Corporation	762,736
27,200	Westamerica Bancorporation *	1,414,400	21,800	Bucyrus International, Inc.	1,526,218
62,900	World Acceptance Corporation #*	2,060,604	10,400	Ceradyne, Inc. #	482,040
	Total Financials	85,930,724	37,500	Chart Industries, Inc. #	1,984,500
			24,800	Consolidated Graphics, Inc. #	830,800
Health Care (13.8%)			49,100	Curtiss-Wright Corporation *	2,584,624
22,600	Alexion Pharmaceuticals, Inc. #*	2,118,750	75,700	EMCOR Group, Inc. #	2,280,084
70,300	Alpharma, Inc. #*	1,596,513	37,800	EnerSys #*	1,220,184
53,900	Amedisys, Inc. #	3,456,068	11,900	Flowserve Corporation	1,586,746
72,800	AmSurg Corporation #	1,951,040	54,300	FTI Consulting, Inc. #	3,863,988

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Small Cap Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (93.2%)	Value	Shares	Common Stock (93.2%)	Value
Industrials — continued			49,600	ManTech International Corporation #	$2,769,664
52,800	Gardner Denver, Inc. #	$2,407,680	92,800	MKS Instruments, Inc. #	1,911,680
51,300	Genesee & Wyoming, Inc. #	2,076,111	62,000	Monolithic Power Systems, Inc. #*	1,348,500
106,200	GrafTech International, Ltd.	2,490,390	27,000	Netlogic Microsystems, Inc. #*	864,270
54,800	Hub Group, Inc. #	2,129,528	231,400	ON Semiconductor Corporation #*	2,172,846
18,700	IDEX Corporation	707,421	119,800	Parametric Technology Corporation #	2,320,526
47,700	JA Solar Holdings Company, Ltd. ADR #*	723,609	111,200	Pericom Semiconductor Corporation #	1,585,712
52,500	Kaydon Corporation *	2,489,550	154,600	Perot Systems Corporation #	2,584,912
87,800	Kforce, Inc.	867,464	72,700	Plexus Corporation #	2,071,950
41,700	Kirby Corporation #	1,989,924	108,900	PMC-Sierra, Inc. *	788,436
91,600	Knight Transportation, Inc. *	1,733,072	95,700	Polycom, Inc. #	2,258,520
54,400	Landstar System, Inc.	2,751,552	111,500	Quest Software, Inc.	1,684,765
30,200	Northwest Pipe Company #*	1,756,130	85,900	Radiant Systems, Inc. #	980,119
32,400	Otter Tail Corporation *	1,469,016	17,200	Rogers Corporation #	710,532
126,300	Pacer International, Inc.	2,998,362	319,900	S1 Corporation	2,597,588
27,500	Pentair, Inc.	952,050	63,300	SAIC, Inc. #	1,195,737
62,000	Polypore International, Inc. #*	1,621,300	17,700	ScanSource, Inc. #	543,213
25,200	Regal-Beloit Corporation	1,052,100	33,300	SINA Corporation	1,506,159
43,000	Robbins & Myers, Inc.	2,183,110	78,300	Solera Holdings, Inc. #	2,269,917
21,800	Roper Industries, Inc. *	1,333,724	25,900	SPSS, Inc. #	855,995
42,000	Shaw Group, Inc. ‡	2,427,600	107,200	Sybase, Inc. #*	3,602,992
50,700	Sykes Enterprises, Inc. #	895,362	173,300	TIBCO Software, Inc. #*	1,422,793
34,500	Teledyne Technologies, Inc. #	2,170,050	62,500	Trimble Navigation, Ltd. #	2,075,000
38,200	Titan International, Inc. *	1,765,222	10,700	Varian Semiconductor Equipment
88,025	Waste Connections, Inc. #	3,203,230		Associates, Inc. #	312,654
45,100	Watson Wyatt Worldwide, Inc.	2,613,094	36,700	Zebra Technologies Corporation #	1,130,727
51,800	Woodward Governor Company	2,331,000		Total Information Technology	72,775,166
	Total Industrials	66,259,571
			Materials (6.1%)
Information Technology (14.9%)			43,500	Airgas, Inc. ‡	2,491,680
40,400	Actel Corporation #	555,500	72,200	AptarGroup, Inc. ‡	2,794,140
166,700	ADC Telecommunications, Inc. #	1,576,982	26,257	Century Aluminum Company #*	1,560,191
69,600	ADTRAN, Inc.	1,556,256	11,000	CF Industries Holdings, Inc.	1,798,060
17,000	Akamai Technologies, Inc. #*	396,780	36,200	Commercial Metals Company	1,080,570
14,600	Anixter International, Inc. #	993,238	59,200	Crown Holdings, Inc. #	1,659,376
71,100	ANSYS, Inc. #*	3,262,068	31,400	FMC Corporation	2,335,218
111,500	Atmel Corporation #	393,595	42,500	Greif, Inc.	2,585,700
16,600	CACI International, Inc. #	746,336	44,900	Koppers Holdings, Inc.	1,940,129
86,300	Cognex Corporation	1,626,755	44,100	Pactiv Corporation #	1,063,251
241,000	Compuware Corporation #	2,651,000	36,000	Rock-Tenn Company	1,279,800
62,600	Comtech Telecommunications		54,200	Rockwood Holdings, Inc. #	2,067,730
	Corporation #*	3,075,538	34,400	Royal Gold, Inc.	1,227,392
70,000	DTS, Inc. #*	2,001,300	52,000	RPM International, Inc.	1,066,000
207,800	EarthLink, Inc. *	1,870,200	31,800	SPDR Gold Trust #	2,863,590
74,600	F5 Networks, Inc. #*	2,174,590	20,500	Terra Industries, Inc.	1,107,000
59,988	FLIR Systems, Inc. #*	2,443,911	18,600	Texas Industries, Inc. *	961,620
117,500	Informatica Corporation #	1,902,325		Total Materials	29,881,447
20,000	Itron, Inc. #*	1,846,600
263,500	Lawson Software, Inc. #*	2,136,985

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Small Cap Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (93.2%)	Value	Shares	Common Stock (93.2%)	Value
Telecommunications Services (1.4%)			20,400	National Fuel Gas Company *	$1,015,716
51,250	Iowa Telecommunications Services, Inc. *	$950,175	20,400	Piedmont Natural Gas Company, Inc. *	546,312
66,000	NTELOS Holdings Corporation	1,578,060	47,800	UGI Corporation	1,293,467
199,600	Premiere Global Services, Inc. #	3,015,956	113,800	Vectren Corporation	3,322,960
93,600	Syniverse Holdings, Inc. #	1,516,320		Total Utilities	7,689,521
	Total Telecommunications
	Services	7,060,511		Total Common Stock
				(cost $424,290,257)	456,103,874
Utilities (1.6%)
21,900	Avista Corporation	495,378
16,000	Energen Corporation ‡	963,200
4,750	Energy Recovery, Inc. #	52,488

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (29.1%)	Rate (+)	Date	Value
142,592,495	Thrivent Financial Securities Lending Trust	2.540%	N/A	$142,592,495
	Total Collateral Held for Securities Loaned
	(cost $142,592,495)			142,592,495

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.8%)	Rate (+)	Date	Value
$11,585,000	Deutsche Financial Bank, LLC	2.200%	8/1/2008	$11,585,000
1,000,000	Federal National Mortgage Association ‡	2.251	9/17/2008	997,112
8,980,000	Rabobank USA Finance Corporation	2.160	8/1/2008	8,980,000
11,672,466	Thrivent Money Market Fund	2.440	N/A	11,672,466
	Total Short-Term Investments (at amortized cost)			33,234,578
	Total Investments (cost $600,117,330) 129.1%			$631,930,947
	Other Assets and Liabilities, Net (29.1%)			(142,527,301)
	Total Net Assets 100.0%			$489,403,646

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Small Cap Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
Russell Mini-Futures	220	September 2008	$15,438,551	$15,741,000	$302,449
Total Futures					$302,449

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At July 31, 2008, $897,401 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $16,422,762 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$49,511,160
Gross unrealized depreciation	(17,697,543)
Net unrealized appreciation (depreciation)	$31,813,617
Cost for federal income tax purposes	$600,117,330

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Small Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (96.9%)	Value	Shares	Common Stock (96.9%)	Value
Consumer Discretionary (12.9%)			1,350	Joseph A. Bank Clothiers, Inc. #*	$30,240
1,000	4Kids Entertainment, Inc. #	$8,620	2,000	K-Swiss, Inc. *	30,920
3,975	Aaron Rents, Inc.	109,193	900	Landry’s Restaurants, Inc. *	13,113
1,400	AH Belo Corporation	7,560	3,800	La-Z-Boy, Inc. *	28,044
2,000	Arbitron, Inc. ‡	94,000	1,100	Libbey, Inc. *	9,977
900	Arctic Cat, Inc.	8,010	1,200	Lithia Motors, Inc. *	5,580
1,600	ATC Technology Corporation #	40,192	5,600	Live Nation, Inc. #*	70,672
1,400	Audiovox Corporation #	12,782	8,500	LKQ Corporation #*	174,250
900	Bassett Furniture Industries, Inc.	10,701	900	M/I Homes, Inc.	17,055
1,600	Big 5 Sporting Goods Corporation	12,784	1,400	Maidenform Brands, Inc. #	21,434
1,100	Blue Nile, Inc. #*	42,372	1,600	Marcus Corporation	25,456
3,150	Brown Shoe Company, Inc.	50,841	1,400	MarineMax, Inc. #*	9,212
6,800	Brunswick Corporation *	87,720	3,800	Men’s Wearhouse, Inc. *	75,658
1,100	Buffalo Wild Wings, Inc. #*	36,223	2,300	Meritage Homes Corporation #*	41,515
2,200	Building Materials Holding Corporation *	4,092	1,000	Midas, Inc. #	14,370
2,900	Cabela’s, Inc. #*	33,698	2,200	Monaco Coach Corporation	4,928
1,900	California Pizza Kitchen, Inc. #	24,795	1,000	Monarch Casino & Resort, Inc. #	12,320
2,150	Cato Corporation	38,464	1,400	Movado Group, Inc.	30,100
1,600	CBRL Group, Inc.	38,672	1,700	Multimedia Games, Inc. #	8,772
1,850	CEC Entertainment, Inc. #	64,491	300	National Presto Industries, Inc.	21,444
5,800	Champion Enterprises, Inc. #	22,910	2,300	Nautilus Group, Inc. *	11,224
1,500	Charlotte Russe Holding, Inc. #	19,440	2,300	NutriSystem, Inc. *	39,583
1,800	Children’s Place Retail Stores, Inc. #	68,490	1,600	O’Charley’s, Inc.	18,000
2,600	Christopher & Banks Corporation	22,620	5,900	OfficeMax, Inc.	75,284
3,900	CKE Restaurants, Inc.	47,853	1,100	Oxford Industries, Inc. *	23,144
2,100	Coinstar, Inc. #	72,429	1,800	P.F. Chang’s China Bistro, Inc. #*	46,800
400	CPI Corporation	5,508	2,200	Panera Bread Company #*	110,220
6,200	Crocs, Inc. #*	27,528	1,500	Papa John’s International, Inc. #	42,435
1,000	Deckers Outdoor Corporation #	113,010	900	Peet’s Coffee & Tea, Inc. #*	17,541
1,100	DineEquity, Inc. *	25,410	3,100	Pep Boys - Manny, Moe & Jack *	22,878
3,400	Dress Barn, Inc. #*	54,842	900	Perry Ellis International, Inc.	19,575
1,400	Drew Industries, Inc. #	20,720	1,800	PetMed Express, Inc. #	26,100
2,333	E.W. Scripps Company	16,147	4,400	Pinnacle Entertainment, Inc. #	49,720
2,100	Ethan Allen Interiors, Inc. *	52,710	2,400	Polaris Industries, Inc. *	102,720
3,643	Finish Line, Inc. #	39,527	3,575	Pool Corporation *	78,936
5,700	Fleetwood Enterprises, Inc. #*	16,131	600	Pre-Paid Legal Services, Inc. #	25,212
3,400	Fossil, Inc. #	91,052	9,300	Quiksilver, Inc. #	71,331
3,000	Fred’s, Inc. *	38,580	6,000	Radio One, Inc. #	5,940
1,400	Genesco, Inc. #	41,160	1,300	RC2 Corporation #	29,848
1,700	Group 1 Automotive, Inc.	33,405	1,200	Red Robin Gourmet Burgers, Inc. #*	29,796
2,100	Gymboree Corporation #	78,540	895	Ruby Tuesday, Inc.	6,158
1,600	Haverty Furniture Companies, Inc. *	18,272	1,200	Russ Berrie and Company, Inc. #	11,652
2,150	Hibbett Sports, Inc. #*	45,258	1,500	Ruth’s Chris Steak House, Inc. #	7,155
4,600	Hillenbrand, Inc.	106,490	3,350	Select Comfort Corporation #	6,633
3,275	Hot Topic, Inc. #	20,600	4,075	Shuffle Master, Inc. #	19,682
4,300	Iconix Brand Group, Inc. #*	51,600	2,400	Skechers USA, Inc. #	45,360
4,400	Jack in the Box, Inc. #	94,952	500	Skyline Corporation	13,035
2,000	JAKKS Pacific, Inc. #	43,960	2,200	Sonic Automotive, Inc.	22,154
1,910	Jo-Ann Stores, Inc. #	41,963	4,475	Sonic Corporation #*	67,528

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Small Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (96.9%)	Value	Shares	Common Stock (96.9%)	Value
Consumer Discretionary — continued			1,100	Sanderson Farms, Inc.	$43,714
2,400	Spartan Motors, Inc. *	$13,008	1,600	Spartan Stores, Inc.	38,064
2,800	Stage Stores, Inc.	41,496	3,000	Spectrum Brands, Inc. #*	7,560
1,200	Stamps.com, Inc. #	16,332	2,300	TreeHouse Foods, Inc. #	62,330
900	Standard Motor Products, Inc.	8,451	3,200	United Natural Foods, Inc. #*	61,504
4,800	Standard Pacific Corporation,		1,200	WD-40 Company	41,004
	Stock Warrants #	912		Total Consumer Staples	1,327,770
4,800	Standard Pacific Corporation *	16,032
2,100	Steak n Shake Company #*	14,469	Energy (7.8%)
1,900	Stein Mart, Inc. *	8,493	4,200	Atwood Oceanics, Inc. #	192,822
1,500	Sturm, Ruger & Company, Inc. #*	9,075	1,700	Basic Energy Services, Inc. #*	45,764
1,700	Superior Industries		2,100	Bristow Group, Inc. #	94,479
	International, Inc. *	28,713	1,500	Carbo Ceramics, Inc. *	82,080
4,000	Texas Roadhouse, Inc. #	37,120	2,000	Dril-Quip, Inc. #	108,280
2,400	Tractor Supply Company #*	91,224	800	Gulf Island Fabrication, Inc.	35,480
4,700	Triarc Companies, Inc.	26,226	1,700	Hornbeck Offshore Services, Inc. #*	75,786
1,200	True Religion Apparel, Inc. *	31,008	6,100	Input/Output, Inc. #	97,417
2,200	Tuesday Morning Corporation #*	8,448	1,100	Lufkin Industries, Inc.	98,120
1,800	Tween Brands, Inc. #	24,786	1,900	Matrix Service Company #	42,883
1,100	UniFirst Corporation	49,247	1,450	NATO Group, Inc. #	69,092
1,000	Universal Electronic Inc. #	22,720	4,100	Oceaneering International, Inc. #‡	248,621
1,500	Universal Technical Institute, Inc. #	22,020	3,100	Penn Virginia Corporation	188,325
1,100	Volcom, Inc. #	19,734	1,100	Petroleum Development Corporation #	60,841
2,200	Winnebago Industries, Inc. *	28,072	3,200	PetroQuest Energy, Inc.	66,784
3,100	WMS Industries, Inc. #	87,358	3,700	Pioneer Drilling Company #	58,793
3,650	Wolverine World Wide, Inc.	97,564	1,600	SEACOR Holdings, Inc. #	133,872
2,600	Zale Corporation #*	57,512	4,600	St. Mary Land & Exploration Company	195,776
1,300	Zumiez, Inc.	19,188	2,100	Stone Energy Corporation #	107,142
	Total Consumer Discretionary	4,526,229	1,200	Superior Well Services, Inc. #	38,112
			2,300	Swift Energy Company #	116,886
Consumer Staples (3.8%)			5,500	TETRA Technologies, Inc. #	104,115
6,600	Alliance One International, Inc. #	29,502	3,500	Unit Corporation #	236,425
1,300	Andersons, Inc. *	59,085	2,300	W-H Energy Services, Inc. #	210,519
700	Boston Beer Company, Inc. #	31,703	2,100	World Fuel Services Corporation	50,610
3,800	Casey’s General Stores, Inc.	93,480		Total Energy	2,759,024
5,300	Central Garden & Pet Company #	22,154
1,400	Chattem, Inc. #*	90,258	Financials (16.4%)
6,000	Darling International, Inc.	97,080	2,400	Acadia Realty Trust ‡	54,456
5,812	Flowers Foods, Inc.	174,767	1,300	Anchor BanCorp Wisconsin, Inc.	9,360
1,700	Great Atlantic & Pacific Tea		3,600	Bank Mutual Corporation	42,120
	Company, Inc. #	27,047	3,100	BankAtlantic Bancorp, Inc.	4,216
1,300	Green Mountain Coffee Roasters, Inc. #*	47,255	5,300	BioMed Realty Trust, Inc.	136,740
3,000	Hain Celestial Group, Inc. #	78,420	4,200	Boston Private Financial Holdings, Inc.	32,886
1,000	J & J Snack Foods Corporation	31,670	4,300	Brookline Bancorp, Inc.	41,925
2,300	Lance, Inc.	42,320	2,100	Cascade Bancorp *	15,687
2,200	Longs Drug Stores Corporation	102,850	2,200	Cash America International, Inc.	92,752
1,200	Mannatech, Inc. *	7,956	2,100	Central Pacific Financial Corporation *	23,247
900	Nash Finch Company	35,523	3,500	Colonial Properties Trust *	69,860
1,900	Ralcorp Holdings, Inc. #*	102,524	1,300	Columbia Banking System, Inc.	19,643

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Small Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (96.9%)	Value	Shares	Common Stock (96.9%)	Value
Financials — continued			1,000	Navigators Group, Inc.	$47,560
2,200	Community Bank System, Inc.	$51,920	4,900	Old National Bancorp *	74,382
2,400	Corus Bankshares, Inc. *	9,384	3,100	optionsXpress Holdings, Inc.	76,911
3,100	Delphi Financial Group, Inc.	77,345	1,100	Parkway Properties, Inc.	38,819
7,000	DiamondRock Hospitality Company *	64,540	2,900	Pennsylvania Real Estate
1,850	Dime Community Bancshares	30,950		Investment Trust *	53,418
1,400	Downey Financial Corporation *	2,954	1,100	Piper Jaffray Companies #	39,050
4,700	East West Bancorp, Inc. *	55,977	1,100	Portfolio Recovery Associates, Inc. #*	43,857
1,800	EastGroup Properties, Inc.	83,520	1,600	Presidential Life Corporation	25,664
2,300	Entertainment Properties Trust	123,372	2,100	PrivateBancorp, Inc. *	62,055
1,900	Essex Property Trust, Inc.	230,565	2,400	ProAssurance Corporation #	117,456
5,900	Extra Space Storage, Inc.	83,603	2,900	Prosperity Bancshares, Inc.	93,090
1,900	Financial Federal Corporation	43,795	2,455	Provident Bankshares Corporation *	22,340
5,600	First BanCorp *	49,000	1,100	PS Business Parks, Inc.	57,860
1,900	First Cash Financial Services, Inc. #	36,233	2,000	Rewards Network, Inc. #	9,940
4,700	First Commonwealth Financial		1,300	RLI Corporation	71,006
	Corporation *	53,580	1,200	Safety Insurance Group, Inc.	50,964
2,300	First Financial Bancorp	25,990	4,000	Selective Insurance Group, Inc.	86,400
1,500	First Financial Bankshares, Inc.	68,835	8,300	Senior Housing Property Trust	174,715
3,600	First Midwest Bancorp, Inc. *	73,908	2,200	Signature Bank #*	64,746
1,000	FirstFed Financial Corporation #*	8,000	5,400	South Financial Group, Inc. *	32,562
2,700	Flagstar Bancorp, Inc. *	11,988	1,600	Sovran Self Storage, Inc. *	66,896
2,600	Forestar Real Estate Group, Inc. #	47,008	1,300	Sterling Bancorp	18,252
3,100	Frontier Financial Corporation *	35,805	5,375	Sterling Bancshares, Inc.	52,245
4,000	Glacier Bancorp, Inc. *	86,680	3,820	Sterling Financial Corporation *	28,574
1,300	Greenhill & Company, Inc. *	79,859	1,300	Stewart Information Services Corporation	22,698
2,600	Guaranty Financial Group, Inc. #*	8,606	6,400	Susquehanna Bancshares, Inc. *	91,648
1,800	Hancock Holding Company *	80,802	1,589	SWS Group, Inc.	30,064
2,900	Hanmi Financial Corporation	15,370	2,300	Tanger Factory Outlet Centers, Inc. *	85,882
2,700	Hilb, Rogal and Hobbs Company	117,045	1,500	Tower Group, Inc.	34,170
2,300	Home Properties, Inc. *	126,546	2,100	Tradestation Group, Inc. #	22,638
1,485	Independent Bank Corporation	7,529	5,633	TrustCo Bank Corporation NY *	49,176
1,200	Infinity Property & Casualty Corporation	53,472	8,200	UCBH Holdings, Inc. *	36,982
4,400	Inland Real Estate Corporation *	65,780	2,600	UMB Financial Corporation	143,182
3,200	Investment Technology Group, Inc. #	95,168	4,500	Umpqua Holdings Corporation *	61,110
1,400	Irwin Financial Corporation	5,754	2,900	United Bankshares, Inc.	73,051
2,400	Kilroy Realty Corporation	109,944	2,900	United Community Banks, Inc. *	30,885
2,200	Kite Realty Group Trust	27,324	1,600	United Fire & Casual Company	43,472
4,000	LaBranche & Company, Inc. #*	27,640	4,775	Whitney Holding Corporation *	98,174
1,100	LandAmerica Financial Group, Inc. *	12,639	1,300	Wilshire Bancorp, Inc.	16,016
3,200	LaSalle Hotel Properties	72,672	1,800	Wintrust Financial Corporation	37,170
4,900	Lexington Corporate Properties Trust *	70,560	1,194	World Acceptance Corporation #	39,115
1,500	LTC Properties, Inc.	43,845	2,800	Zenith National Insurance Corporation	96,348
4,900	Medical Properties Trust, Inc. *	54,341		Total Financials	5,773,102
1,900	Mid-America Apartment
	Communities, Inc. *	109,193	Health Care (12.7%)
1,600	Nara Bancorp, Inc.	16,768	1,600	Abaxis, Inc. #	31,824
2,900	National Financial Partners	60,465	800	Air Methods Corporation	22,936
5,900	National penn Bancshares, Inc. *	79,237	4,200	Allscripts Healthcare Solutions, Inc. #	50,610
5,400	National Retail Properties, Inc.	114,156	3,300	Alpharma, Inc. #‡	74,943

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Small Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (96.9%)	Value	Shares	Common Stock (96.9%)	Value
Health Care — continued			1,800	Noven Pharmaceuticals, Inc. #	$22,356
1,933	Amedisys, Inc. #	$123,944	2,450	Odyssey Healthcare, Inc. #	23,079
5,400	American Medical Systems		2,400	Omnicell, Inc. #	39,000
	Holdings, Inc. #*	88,938	1,300	Osteotech, Inc. #	7,488
4,000	AMERIGROUP Corporation #‡	101,600	3,100	Owens & Minor, Inc.	142,352
2,200	AMN Healthcare Services, Inc. #	41,580	1,400	Palomar Medical Technologies, Inc. #*	17,906
2,300	AmSurg Corporation #	61,640	4,200	PAREXEL International Corporation #	122,766
950	Analogic Corporation	69,521	3,500	Pediatrix Medical Group, Inc. #	170,275
2,600	ArQule, Inc. #	9,854	2,300	PharMerica Corporation #	54,395
2,000	ArthroCare Corporation #*	42,280	1,400	Pharmnet Development Group #	33,782
1,800	BioLase Technology, Inc. #	5,292	3,200	Phase Forward, Inc. #	58,880
2,200	Cambrex Corporation #	16,742	4,600	PSS World Medical, Inc. #*	77,096
3,200	Centene Corporation #	71,392	4,600	Regeneron Pharmaceuticals, Inc. #	100,694
1,800	Chemed Corporation	77,040	1,300	RehabCare Group, Inc. #	21,528
2,100	CONMED Corporation #	63,819	1,900	Res-Care, Inc. #	34,884
3,300	Cooper Companies, Inc.	111,210	3,500	Salix Pharmaceuticals, Ltd. *	27,930
2,300	Cross Country Healthcare, Inc. #	36,685	3,300	Savient Pharmaceuticals, Inc. #*	87,714
1,850	CryoLife, Inc. #	25,142	2,600	Sciele Pharma, Inc. *	48,490
4,200	Cubist Pharmaceuticals, Inc.	95,172	3,300	Sunrise Senior Living, Inc. #	59,169
1,700	Cyberonics, Inc. #*	46,954	1,100	SurModics, Inc. #*	46,299
1,000	Datascope Corporation	46,680	2,600	Symmetry Medical, Inc. #	43,446
1,400	Dionex Corporation #	97,328	2,500	Theragenics Corporation #	9,050
4,300	Eclipsys Corporation	94,772	5,200	ViroPharma, Inc. #*	64,012
2,322	Enzo Biochem, Inc. #	32,996	600	Vital Signs, Inc.	43,890
2,100	Gentiva Health Services, Inc. #	53,634	2,400	West Pharmaceutical Services, Inc.	110,208
1,700	Greatbatch Technologies, Inc. #	34,782	1,500	Zoll Medical Corporation	47,250
1,900	Haemonetics Corporation #	110,314		Total Health Care	4,485,857
2,800	HealthExtras, Inc. #	84,028
3,700	Healthspring, Inc. #	71,965	Industrials (18.2%)
2,600	Healthways, Inc. #	66,066	1,600	A.O. Smith Corporation	63,520
1,700	HMS Holding Corporation	42,296	2,900	AAR Corporation #	49,851
900	ICU Medical, Inc. #*	25,587	3,300	ABM Industries, Inc.	78,969
5,212	Immucor, Inc. #	157,038	3,000	Acuity Brands, Inc. ‡	122,580
1,400	Integra LifeSciences Holdings		1,700	Administaff, Inc. ‡	48,807
	Corporation #*	63,924	2,000	Albany International Corporation	57,400
2,400	Invacare Corporation *	56,472	700	Angelica Corporation	15,358
2,500	inVentiv Health, Inc. #	60,400	2,100	Apogee Enterprises, Inc.	36,288
1,000	Kendle International, Inc. #*	41,150	2,675	Applied Industrial Technologies, Inc.	71,476
900	Kensey Nash Corporation #	31,257	900	Applied Signal Technology, Inc.	13,176
1,400	LCA-Vision, Inc. *	8,232	1,900	Arkansas Best Corporation *	70,566
1,100	LHC Group, Inc. #	30,822	1,400	Astec Industries, Inc. #	44,688
3,000	Magellan Health Services, Inc. #	125,250	3,400	Baldor Electric Company	115,770
2,400	Martek Biosciences Corporation #*	90,264	3,400	Barnes Group, Inc. *	76,806
900	MedCath Corporation #	16,803	3,225	Belden, Inc. ‡	119,067
2,500	Mentor Corporation *	62,025	2,000	Bowne & Company, Inc.	25,860
2,950	Meridian Bioscience, Inc.	76,730	4,000	Brady Corporation	146,680
2,000	Merit Medical Systems, Inc. #	40,420	3,700	Briggs & Stratton Corporation *	50,098
1,100	Molina Healthcare, Inc. #	32,824	1,900	C&D Technologies, Inc. #*	15,257
2,100	Natus Medical, Inc.	48,741	625	Cascade Corporation	27,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Small Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (96.9%)	Value	Shares	Common Stock (96.9%)	Value
Industrials — continued			900	Standex International Corporation	$19,701
1,000	CDI Corporation	$20,580	2,400	Sykes Enterprises, Inc. #	42,384
1,950	Ceradyne, Inc. #	90,382	2,600	Teledyne Technologies, Inc. #	163,540
3,700	CLARCOR, Inc.	142,524	4,400	Tetra Tech, Inc. #	126,412
800	Consolidated Graphics, Inc. #	26,800	2,800	Toro Company *	91,140
1,100	Cubic Corporation	29,392	1,600	Tredegar Corporation	26,208
3,300	Curtiss-Wright Corporation *	173,712	1,200	Triumph Group, Inc.	63,552
5,000	EMCOR Group, Inc. #	150,600	3,300	TrueBlue, Inc. #	49,830
1,500	EnPro Industries, Inc. #*	54,015	1,700	United Stationers, Inc. #	65,161
2,200	Esterline Technologies Corporation #	107,316	1,400	Universal Forest Products, Inc.	37,800
2,100	Forward Air Corporation *	76,839	1,300	Valmont Industries, Inc.	138,983
1,500	G & K Services, Inc.	51,060	1,500	Viad Corporation	45,720
3,900	Gardner Denver, Inc. #	177,840	1,400	Vicor Corporation	15,260
4,200	GenCorp, Inc. #*	35,196	950	Volt Information Sciences, Inc. #	13,176
2,200	Gibraltar Industries, Inc.	34,782	2,300	Wabash National Corporation	21,390
1,920	Griffon Corporation #	19,296	4,975	Waste Connections, Inc. #	181,040
3,225	Healthcare Services Group, Inc. *	53,567	1,800	Watsco, Inc. *	89,766
4,201	Heartland Express, Inc.	71,585	3,200	Watson Wyatt Worldwide, Inc.	185,408
1,300	Heidrick & Struggles International, Inc.	36,868	2,200	Watts Water Technologies, Inc.	64,988
2,800	Hub Group, Inc. #	108,808	4,300	Woodward Governor Company	193,500
1,800	II-VI, Inc.	69,228		Total Industrials	6,424,094
2,100	Insituform Technologies, Inc. #*	36,309
4,200	Interface, Inc.	49,770	Information Technology (16.2%)
2,200	John Bean Technologies Corporation #	31,944	1,900	Actel Corporation #	26,125
1,900	Kaman Corporation	47,652	9,000	Adaptec, Inc. #	32,850
2,100	Kaydon Corporation *	99,582	2,400	Advanced Energy Industries, Inc. #	33,168
4,000	Kirby Corporation #	190,880	1,700	Agilysys, Inc. *	20,400
4,225	Knight Transportation, Inc. *	79,937	2,200	Anixter International, Inc. #‡	149,666
3,900	Landstar System, Inc.	197,262	1,200	Ansoft Corporation #	42,852
300	Lawson Products, Inc.	8,796	9,095	Arris Group, Inc. #	87,039
4,200	Lennox International, Inc.	149,940	2,300	ATMI, Inc. #‡	51,819
900	Lindsay Manufacturing Company *	83,043	2,347	Avid Technology, Inc. #*	51,892
1,200	Lydall, Inc. #	18,672	7,600	Axcelis Technologies, Inc. #	38,152
2,300	MagneTek, Inc. #	10,695	1,000	Bankrate, Inc. #*	31,450
2,600	Mobile Mini, Inc. #	51,948	900	Bel Fuse, Inc.	25,524
3,125	Moog, Inc. #	138,906	5,050	Benchmark Electronics, Inc. #‡	73,932
2,800	Mueller Industries, Inc. *	71,876	1,300	Black Box Corporation	38,610
1,500	NCI Building Systems, Inc. #*	56,190	3,300	Blackbaud, Inc.	58,938
2,100	Old Dominion Freight Line, Inc. #	77,070	2,800	Blue Coat Systems, Inc. #	40,684
2,600	On Assignment, Inc. #	22,178	3,820	Brightpoint, Inc. #	26,320
4,300	Orbital Sciences Corporation	107,543	4,753	Brooks Automation, Inc. #	37,121
2,775	Quanex Building Products Corporation	42,735	1,700	Cabot Microelectronics Corporation #*	66,368
2,400	Regal-Beloit Corporation	100,200	2,200	CACI International, Inc. #	98,912
2,600	Robbins & Myers, Inc.	132,002	2,000	Captaris, Inc. #	6,720
1,300	School Specialty, Inc. #	43,303	700	Catapult Communications Corporation #	5,180
2,800	Simpson Manufacturing Company, Inc. *	67,228	2,900	Checkpoint Systems, Inc. #	61,103
4,300	SkyWest, Inc.	65,446	4,000	CIBER, Inc. #	28,280
4,100	Spherion Corporation #	20,049	3,100	Cognex Corporation	58,435
900	Standard Register Company	7,947	1,700	Cohu, Inc.	27,064

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Small Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (96.9%)	Value	Shares	Common Stock (96.9%)	Value
Information Technology — continued			2,200	Network Equipment Technologies, Inc. #*	$6,424
1,800	Comtech Telecommunications		2,700	Newport Corporation #*	28,323
	Corporation #	$88,434	2,300	Novatel Wireless, Inc. #*	21,505
3,200	Concur Technologies, Inc. #*	131,904	1,500	Park Electrochemical Corporation	38,010
2,500	CSG Systems International, Inc.	44,350	1,500	PC TEL, Inc.	15,645
2,500	CTS Corporation	32,150	2,400	Perficient, Inc. #*	24,168
5,154	CyberSource Corporation #	91,484	1,900	Pericom Semiconductor Corporation #	27,094
2,300	Cymer, Inc. #	60,927	2,000	Phoenix Technologies, Ltd. #	24,140
2,500	Daktronics, Inc. *	44,625	1,300	Photon Dynamics, Inc. #	19,370
2,200	DealerTrack Holdings, Inc. #	34,276	3,100	Photronics, Inc. #	13,175
1,900	Digi International, Inc. #	19,228	3,100	Plexus Corporation #	88,350
2,350	Diodes, Inc. #*	61,030	3,100	Progress Software Corporation #	91,233
1,900	Ditech Networks, Inc. #	3,762	1,300	Quality Systems, Inc. *	42,705
2,100	DSP Group, Inc. #	14,826	2,000	Radiant Systems, Inc. #	22,820
2,000	Electro Scientific Industries, Inc. #	31,280	1,700	RadiSys Corporation #	19,686
4,400	Epicor Software Corporation #	29,744	1,300	Rogers Corporation #	53,703
2,300	EPIQ Systems, Inc. #	26,864	2,300	Rudolph Technologies, Inc. #	20,079
3,200	Exar Corporation #	24,640	1,900	ScanSource, Inc. #	58,311
3,100	FactSet Research Systems, Inc. *	178,777	4,300	Secure Computing Corporation #	16,899
1,200	Faro Technologies, Inc. #	28,440	1,000	SI International, Inc. #	18,280
2,700	FEI Company #	68,175	12,100	Skyworks Solutions, Inc. #	114,466
1,800	Gerber Scientific, Inc. #	21,366	2,300	Smith Micro Software, Inc. #*	16,560
1,700	Gevity HR, Inc.	12,665	2,000	Sonic Solutions, Inc. #*	10,300
7,000	Harmonic, Inc. #	54,530	1,300	SPSS, Inc. #	42,965
1,700	Hutchinson Technology, Inc. #*	25,228	1,700	Standard Microsystems Corporation #	45,084
6,600	Informatica Corporation #	106,854	800	StarTek, Inc. #	7,216
2,600	InfoSpace, Inc.	24,544	1,500	Stratasys, Inc. #*	23,325
3,450	Insight Enterprises, Inc. #*	44,022	1,000	Supertex, Inc. #	30,010
1,600	Intevac, Inc. #	17,040	3,450	Symmetricom, Inc. #	16,664
2,500	Itron, Inc. #*	230,825	1,700	Synaptics, Inc. #	81,974
3,300	J2 Global Communication, Inc. #	79,101	1,300	Synnex Corporation #	30,368
2,000	JDA Software Group, Inc. #	34,140	5,750	Take-Two Interactive Software, Inc. #	131,100
1,000	Keithley Instruments, Inc.	9,400	3,000	Technitrol, Inc.	42,060
2,100	Knot, Inc. #	18,396	4,900	THQ, Inc. #*	74,382
5,100	Kopin Corporation #	16,473	1,000	Tollgrade Communications, Inc. #	5,200
4,000	Kulicke and Soffa Industries, Inc. #*	25,440	11,200	TriQuint Semiconductor, Inc. #	63,056
1,600	Littelfuse, Inc. #	51,136	3,200	TTM Technologies, Inc. #	36,000
1,300	LoJack Corporation #	7,982	2,500	Tyler Technologies, Inc.	39,950
1,800	Manhattan Associates, Inc. #	44,172	1,700	Ultratech, Inc. #	25,058
1,500	ManTech International Corporation #	83,760	5,100	United Online, Inc. *	55,386
1,400	MAXIMUS, Inc.	51,954	5,475	Varian Semiconductor Equipment
1,700	Mercury Computer Systems, Inc. #	12,988		Associates, Inc. #	159,980
2,800	Methode Electronics, Inc.	31,332	2,400	Veeco Instruments, Inc. #	39,072
3,800	Micrel, Inc.	36,176	2,000	ViaSat, Inc. #	46,060
6,000	MICROS Systems, Inc. #	190,080	3,300	Websense, Inc. #	68,871
5,800	Microsemi Corporation #*	150,568	2,900	Wright Express Corporation #	76,995
3,300	MKS Instruments, Inc. #	67,980		Total Information Technology	5,707,541
1,300	MTS Systems Corporation	54,457
2,600	NETGEAR, Inc. #	39,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Small Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (96.9%)	Value	Shares	Common Stock (96.9%)	Value
Materials (3.6%)			Telecommunications Services (0.2%)
2,000	A. Schulman, Inc.	$46,460	6,600	FairPoint Communications, Inc. *	$45,804
1,200	A.M. Castle & Company	24,288	3,400	General Communication, Inc. #	30,498
1,700	AMCOL International Corporation	54,264		Total Telecommunications Services	76,302
1,800	Arch Chemicals, Inc.	57,780
1,300	Balchem Corporation	32,825	Utilities (5.1%)
1,500	Brush Engineered Materials, Inc. #	35,895	1,900	ALLETE, Inc. ‡	80,864
2,900	Buckeye Technologies, Inc. #	28,275	1,300	American States Water Company	46,956
2,600	Century Aluminum Company #*	154,492	6,700	Atmos Energy Corporation	177,349
800	Deltic Timber Corporation	48,520	3,900	Avista Corporation	88,218
2,600	Georgia Gulf Corporation	7,540	800	Central Vermont Public Service
3,800	H.B. Fuller Company	95,000		Corporation	17,632
3,100	Headwaters, Inc. #	40,641	1,000	CH Energy Group, Inc. *	36,250
900	Material Sciences Corporation #	6,813	4,500	Cleco Corporation	113,085
2,098	Myers Industries, Inc.	23,498	3,300	El Paso Electric Company #	68,178
1,100	Neenah Paper, Inc.	20,548	1,600	Laclede Group, Inc.	67,856
1,000	NewMarket Corporation	61,760	3,100	New Jersey Resources Corporation	105,679
700	Olympic Steel, Inc.	35,595	2,000	Northwest Natural Gas Company *	90,500
2,300	OM Group, Inc. #	77,280	5,400	Piedmont Natural Gas Company, Inc. *	144,612
3,200	OMNOVA Solutions, Inc. #	8,608	2,200	South Jersey Industries, Inc.	82,060
800	Penford Corporation	11,456	9,156	Southern Union Company ‡	239,155
6,900	PolyOne Corporation #	51,750	3,200	Southwest Gas Corporation	92,480
800	Quaker Chemical Corporation	23,904	7,900	UGI Corporation	213,774
2,500	Rock-Tenn Company	88,875	1,899	UIL Holdings Corporation *	59,401
1,700	RTI International Metals, Inc. #	46,342	2,600	UniSource Energy Corporation	79,430
1,200	Schweitzer-Mauduit International, Inc.	22,332		Total Utilities	1,803,479
2,000	Texas Industries, Inc. *	103,400
3,100	Tronox, Inc.	4,340		Total Common Stock
3,700	Wausau-Mosinee Paper Corporation	32,782		(cost $28,860,297)	34,155,973
1,600	Zep, Inc.	27,312
	Total Materials	1,272,575

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (20.2%)	Rate (+)	Date	Value
7,128,134	Thrivent Financial Securities Lending Trust	2.540%	N/A	$7,128,134
	Total Collateral Held for Securities Loaned
	(cost $7,128,134)			7,128,134

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Small Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.1%)	Rate (+)	Date	Value
$100,000	Federal National Mortgage Association ‡	2.100%	9/17/2008	$99,728
987,412	Thrivent Money Market Fund	2.440	N/A	987,412
	Total Short-Term Investments (at amortized cost)			1,087,140
	Total Investments (cost $37,075,571) 120.2%			$42,371,247
	Other Assets and Liabilities, Net (20.2%)			(7,117,880)
	Total Net Assets 100.0%			$35,253,367

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
Russell Mini-Futures	15	September 2008	$1,054,451	$1,073,250	$18,799
Total Futures					$18,799

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At July 31, 2008, $99,728 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $1,433,192 of investments were earmarked as collateral to cover open financial futures contracts.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,250,912
Gross unrealized depreciation	(4,955,236)
Net unrealized appreciation (depreciation)	$5,295,676
Cost for federal income tax purposes	$37,075,571

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value
Consumer Discretionary (14.3%)			Financials (4.8%)
147,500	Burger King Holdings, Inc. *	$3,957,425	2,000	CME Group, Inc. *	$720,260
22,800	Central European Media		132,400	Hudson City Bancorp, Inc.	2,417,624
	Enterprises, Ltd. *	1,898,100	9,700	IntercontinentalExchange, Inc. #	968,060
416,950	Coldwater Creek, Inc. #*	2,718,514	35,900	Lazard, Ltd. *	1,465,079
214,700	Corinthian Colleges, Inc. #*	3,381,525	121,800	New York Community Bancorp, Inc. *	2,024,316
55,900	DeVry, Inc.	3,175,679	13,700	Nymex Holdings, Inc.	1,123,126
111,600	Discovery Holding Company #	2,218,608	17,000	Principal Financial Group, Inc. *	722,670
46,800	Fossil, Inc. #*	1,253,304	95,100	T. Rowe Price Group, Inc. *	5,691,735
104,300	Gentex Corporation	1,612,478		Total Financials	15,132,870
124,800	Goodyear Tire & Rubber Company #	2,449,824
42,500	Guess ?, Inc.	1,345,975	Health Care (17.0%)
40,500	Harley-Davidson, Inc.	1,532,520	54,500	Advanced Medical Optics, Inc. #*	946,120
33,300	Hasbro, Inc.	1,289,376	89,300	Affymetrix, Inc. #*	703,684
75,600	International Game Technology	1,641,276	62,100	Alkermes, Inc. #*	978,075
25,300	ITT Educational Services, Inc. #*	2,241,074	86,600	Amylin Pharmaceuticals, Inc. #*	2,732,230
59,800	Jack in the Box, Inc. #	1,290,484	81,600	BioMarin Pharmaceutical, Inc. #*	2,656,080
94,600	Leapfrog Enterprises, Inc. #*	905,322	43,500	C.R. Bard, Inc.	4,038,540
41,800	Marvel Entertainment, Inc. *	1,450,460	42,300	Cephalon, Inc. #*	3,094,668
171,200	Quiksilver, Inc. #	1,313,104	23,200	Express Scripts, Inc. #*	1,636,528
54,200	Shuffle Master, Inc. #*	261,786	41,400	Gen-Probe, Inc. #	2,207,448
108,800	Texas Roadhouse, Inc. #*	1,009,664	42,000	Genzyme Corporation #	3,219,300
21,300	VF Corporation *	1,524,654	79,300	Gilead Sciences, Inc. #	4,280,614
28,100	WABCO Holdings, Inc.	1,268,996	81,000	Hologic, Inc. #*	1,496,070
113,000	WMS Industries, Inc. #	3,184,340	39,700	Illumina, Inc. *	3,701,628
139,700	Zumiez, Inc. *	2,061,972	5,700	Intuitive Surgical, Inc. #	1,774,353
	Total Consumer Discretionary	44,986,460	38,800	Millipore Corporation #*	2,729,580
			50,000	Myriad Genetics, Inc. *	3,325,000
Consumer Staples (2.4%)			67,900	NuVasive, Inc. #*	3,813,943
68,200	Coca-Cola Enterprises, Inc.	1,154,626	38,300	Sepracor, Inc. #	669,484
28,900	Green Mountain Coffee Roasters, Inc. #*	1,050,515	39,500	Shire Pharmaceuticals Group plc ADR	1,988,430
71,500	H.J. Heinz Company	3,602,170	47,500	St. Jude Medical, Inc. #	2,212,550
35,700	Longs Drug Stores Corporation	1,668,975	47,700	Thoratec Corporation #*	894,852
	Total Consumer Staples	7,476,286	23,200	United Therapeutics Corporation #*	2,630,648
			22,718	Waters Corporation #	1,543,461
Energy (9.2%)				Total Health Care	53,273,286
55,500	BJ Services Company *	1,631,700
38,000	Cameron International Corporation #	1,814,880	Industrials (12.7%)
30,800	Diamond Offshore Drilling, Inc.	3,674,440	12,600	AGCO Corporation #	754,110
67,400	Dril-Quip, Inc. #	3,649,036	210,000	AMR Corporation #*	1,896,300
22,800	Forest Oil Corporation #	1,300,284	102,700	BE Aerospace, Inc. #	2,637,336
25,500	National Oilwell Varco, Inc. #	2,005,065	25,100	Burlington Northern
73,400	Petrohawk Energy Corporation	2,445,688		Santa Fe Corporation	2,613,663
80,900	Southwestern Energy Company #*	2,937,479	31,100	C.H. Robinson Worldwide, Inc. *	1,499,020
67,500	Sunoco, Inc. *	2,741,175	217,300	Evergreen Solar, Inc. #*	2,029,582
36,400	Ultra Petroleum Corporation #*	2,598,232	24,140	Expeditors International of
79,436	Willbros Group, Inc. #*	2,985,205		Washington, Inc. *	857,211
25,177	XTO Energy, Inc.	1,189,110	26,600	Flowserve Corporation	3,546,844
	Total Energy	28,972,294	41,400	Foster Wheeler, Ltd. #	2,350,278
			23,500	FTI Consulting, Inc. #	1,672,260

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value
Industrials — continued			146,000	Seagate Technology	$2,185,620
15,000	Huron Consulting Group, Inc. #*	$782,400	58,300	Synaptics, Inc. #*	2,811,226
12,400	Jacobs Engineering Group, Inc. #	959,016	120,600	Synopsys, Inc. #	2,896,812
31,000	Joy Global, Inc.	2,238,820	257,300	Tellabs, Inc. #	1,322,522
68,200	Monster Worldwide, Inc. #	1,209,868	65,900	Tyco Electronics, Ltd.	2,183,926
46,100	Pentair, Inc.	1,595,982	57,000	VeriSign, Inc. #	1,854,780
30,300	Precision Castparts Corporation	2,830,929	29,700	VMware, Inc. #*	1,064,745
31,400	Quanta Services, Inc. #	969,632	143,800	Western Union Company	3,974,632
30,800	Rockwell Collins, Inc.	1,530,452		Total Information Technology	71,412,929
26,300	Roper Industries, Inc. *	1,609,034
50,700	Stericycle, Inc. #	3,029,325	Materials (6.5%)
43,800	Terex Corporation #	2,073,054	20,200	Air Products and Chemicals, Inc.	1,923,242
30,200	Textron, Inc.	1,312,794	32,000	Albemarle Corporation	1,245,760
	Total Industrials	39,997,910	9,400	Allegheny Technologies, Inc.	444,526
			56,400	Bemis Company, Inc. *	1,588,224
Information Technology (22.8%)			60,800	Celanese Corporation	2,342,624
193,200	Activision Blizzard, Inc. #	6,951,336	138,800	Pactiv Corporation #	3,346,468
119,334	Adobe Systems, Inc. #*	4,934,461	62,200	Praxair, Inc.	5,830,006
80,774	Akamai Technologies, Inc. #*	1,885,265	68,500	Rockwood Holdings, Inc. #	2,613,275
79,000	ASML Holding NV ADR	1,800,410	25,200	Steel Dynamics, Inc.	798,336
131,400	Broadcom Corporation #	3,191,706	32,200	Titanium Metals Corporation *	362,572
58,900	Electronic Arts, Inc. #	2,543,302		Total Materials	20,495,033
144,400	F5 Networks, Inc. #*	4,209,260
45,800	FormFactor, Inc. #*	796,920	Telecommunications Services (4.5%)
57,300	Hewitt Associates, Inc. #	2,111,505	67,010	American Tower Corporation #	2,807,719
40,100	Hittite Microwave Corporation #	1,279,992	76,300	Clearwire Corporation #*	750,792
94,700	Intersil Corporation	2,285,111	80,800	NII Holdings, Inc. #	4,416,528
179,300	Lawson Software, Inc. #*	1,454,123	93,100	SBA Communications Corporation #*	3,527,559
312,100	Marvell Technology Group, Ltd. #	4,615,959	167,300	TW Telecom, Inc. #*	2,673,454
67,000	Maxim Integrated Products, Inc.	1,315,880		Total Telecommunications
41,200	MercadoLibre, Inc. #*	1,477,020		Services	14,176,052
74,200	Molex, Inc.	1,820,126
112,100	NETAPP, Inc. #	2,864,155		Total Common Stock
98,200	Nuance Communications, Inc. #*	1,524,064		(cost $279,869,426)	295,923,120
159,000	NVIDIA Corporation #*	1,818,960
108,000	Omniture, Inc. #*	1,873,800
435,300	RF Micro Devices, Inc. #*	1,423,431
66,800	SanDisk Corporation #	941,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (35.1%)	Rate (+)	Date	Value
110,089,596	Thrivent Financial Securities Lending Trust	2.540%	N/A	$110,089,596
	Total Collateral Held for Securities Loaned
	(cost $110,089,596)			110,089,596

		Interest	Maturity
Shares	Short-Term Investments (5.6%)	Rate (+)	Date	Value
17,401,080	Thrivent Money Market Fund	2.440%	N/A	$17,401,080
	Total Short-Term Investments (at amortized cost)			17,401,080
	Total Investments (cost $407,360,102) 134.9%			$423,413,796
	Other Assets and Liabilities, Net (34.9%)			(109,650,057)
	Total Net Assets 100.0%			$313,763,739

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$53,394,230
Gross unrealized depreciation	(37,340,536)
Net unrealized appreciation (depreciation)	$16,053,694
Cost for federal income tax purposes	$407,360,102

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Partner Mid Cap Value Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (93.9%)	Value	Shares	Common Stock (93.9%)	Value
Consumer Discretionary (12.1%)			Financials (23.9%)
3,720	AutoZone, Inc. #	$484,679	4,110	Alexandria Real Estate Equities, Inc.	$424,399
12,485	BorgWarner, Inc.	503,395	48,659	Annaly Capital Management, Inc.	733,291
42,704	Cablevision Systems New York Group	1,036,853	29,270	Apartment Investment &
6,630	Carnival Corporation	244,912		Management Company	1,000,156
96,300	Charter Communications, Inc. #*	109,782	10,675	Assurant, Inc.	641,781
24,549	DISH Network Corporation #	722,232	8,669	Camden Property Trust	426,341
26,024	Fortune Brands, Inc. *	1,491,435	30,996	CIT Group, Inc. *	262,846
48,158	H&R Block, Inc.	1,171,684	16,342	Commerce Bancshares, Inc.	713,001
9,416	J.C. Penney Company, Inc.		27,846	DCT Industrial Trust, Inc.	235,856
	(Holding Company)	290,295	7,400	Digital Realty Trust, Inc.	317,534
24,206	Johnson Controls, Inc. *	730,053	12,847	Everest Re Group, Ltd.	1,050,885
7,573	M.D.C. Holdings, Inc.	314,431	39,051	Genworth Financial, Inc.	623,644
24,320	Mattel, Inc.	487,616	40,445	Hudson City Bancorp, Inc.	738,526
52,123	Newell Rubbermaid, Inc.	861,593	26,187	Huntington Bancshares, Inc. *	183,833
7,185	Nordstrom, Inc.	206,497	39,835	Invesco, Ltd.	927,757
747	NVR, Inc. #	412,583	6,761	Lazard, Ltd. *	275,916
13,786	Ross Stores, Inc.	523,317	23,201	Legg Mason, Inc.	936,160
7,207	Tenneco, Inc. #	103,925	15,124	Lincoln National Corporation	721,415
25,215	TJX Companies, Inc.	849,998	9,636	M&T Bank Corporation *	678,182
	Total Consumer Discretionary	10,545,280	12,828	Northern Trust Corporation	1,002,765
			10,353	PartnerRe, Ltd.	728,023
Consumer Staples (7.3%)			22,300	People’s United Financial, Inc.	378,654
12,668	Campbell Soup Company	460,862	14,168	Philadelphia Consolidated
24,856	Clorox Company	1,354,652		Holding Corporation #	828,120
15,563	Coca-Cola Enterprises, Inc.	263,482	8,707	Principal Financial Group, Inc. *	370,135
41,938	ConAgra Foods, Inc.	909,216	44,760	Progressive Corporation	906,390
2,850	Energizer Holdings, Inc. #	203,319	7,460	RenaissanceRe Holdings, Ltd.	379,490
8,343	General Mills, Inc.	537,206	33,267	SLM Corporation #*	569,864
9,077	Herbalife, Ltd.	392,036	52,036	Synovus Financial Corporation *	494,862
4,720	Lorillard, Inc. #	316,759	7,519	Torchmark Corporation	436,478
5,454	Reynolds American, Inc.	304,497	29,829	UnumProvident Corporation	720,669
18,260	Safeway, Inc.	487,907	9,712	Vornado Realty Trust *	923,320
44,284	SUPERVALU, Inc.	1,134,556	40,140	W.R. Berkley Corporation	948,107
	Total Consumer Staples	6,364,492	12,047	Webster Financial Corporation	239,253
			27,902	Willis Group Holdings, Ltd.	872,496
Energy (9.5%)			8,953	XL Capital, Ltd.	160,169
15,315	Dril-Quip, Inc. #	829,154		Total Financials	20,850,318
12,100	EOG Resources, Inc.	1,216,413
9,073	Hess Corporation	920,002	Health Care (4.2%)
25,480	Newfield Exploration Company #	1,248,010	4,260	Coventry Health Care, Inc. #*	150,676
5,196	Petroleum Development Corporation #	287,391	9,456	Edwards Lifesciences Corporation #*	592,702
30,363	Range Resources Corporation	1,474,427	4,702	Health Net, Inc. #	131,468
5,724	Smith International, Inc.	425,751	32,259	IMS Health, Inc.	674,213
7,256	W-H Energy Services, Inc. #*	664,142	17,380	Kinetic Concepts, Inc. #*	607,431
13,527	Whiting Petroleum Corporation #	1,267,074	16,699	Laboratory Corporation of
	Total Energy	8,332,364		America Holdings #*	1,128,518
			14,486	PerkinElmer, Inc.	421,543
				Total Health Care	3,706,551

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Partner Mid Cap Value Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (93.9%)	Value	Shares	Common Stock (93.9%)	Value
Industrials (7.4%)			2,230	Packaging Corporation of America	$56,910
4,400	Alliant Techsystems, Inc. #*	$435,556	3,215	United States Steel Corporation	515,557
102,781	Allied Waste Industries, Inc. #	1,243,650		Total Materials	3,992,433
10,242	Cooper Industries, Ltd.	431,905
8,476	Eaton Corporation	602,135	Telecommunications Services (1.5%)
6,080	FedEx Corporation	479,347	28,284	Embarq Corporation	1,294,559
12,512	General Cable Corporation	721,067		Total Telecommunications
4,730	Ingersoll-Rand Company	170,280		Services	1,294,559
8,666	Landstar System, Inc.	438,326
3,930	Lennox International, Inc.	140,301	Utilities (14.5%)
24,145	Monster Worldwide, Inc. #	428,332	20,344	American Electric Power Company, Inc.	803,588
7,773	Parker-Hannifin Corporation	479,439	16,900	CMS Energy Corporation *	228,150
4,448	Rockwell Collins, Inc.	221,021	4,366	Constellation Energy Group, Inc.	363,077
10,732	Ryder System, Inc. *	707,883	56,522	DPL, Inc. *	1,434,528
	Total Industrials	6,499,242	29,622	Edison International, Inc.	1,431,927
			17,342	Entergy Corporation	1,854,207
Information Technology (8.9%)			19,205	Equitable Resources, Inc.	1,003,461
27,851	Activision Blizzard, Inc. #	1,002,079	18,244	FirstEnergy Corporation	1,341,846
38,344	Amphenol Corporation	1,827,858	25,836	PG&E Corporation	995,461
21,869	Autodesk, Inc. #	697,402	48,365	PPL Corporation	2,271,220
36,124	CommScope, Inc. #	1,610,769	8,480	Sempra Energy	476,237
58,135	Iron Mountain, Inc. *	1,685,915	10,079	Wisconsin Energy Corporation	454,764
62,882	Seagate Technology	941,344		Total Utilities	12,658,466
	Total Information Technology	7,765,367
				Total Common Stock
Materials (4.6%)				(cost $83,413,012)	82,009,072
35,110	Albemarle Corporation	1,366,832
18,376	Celanese Corporation	708,027
27,740	International Paper Company *	768,953
13,640	Owens-Illinois, Inc. #	576,154

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Partner Mid Cap Value Fund
Schedule of Investments as of July 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (10.0%)	Rate (+)	Date	Value
8,754,701	Thrivent Financial Securities Lending Trust	2.540%	N/A	$8,754,701
	Total Collateral Held for Securities Loaned
	(cost $8,754,701)			8,754,701

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (8.8%)	Rate (+)	Date	Value
$2,940,000	Federal Agricultural Mortgage Corporation	1.820%	8/1/2008	$2,940,000
4,745,402	Thrivent Money Market Fund	2.440	N/A	4,745,402
	Total Short-Term Investments (at amortized cost)			7,685,402
	Total Investments (cost $99,853,115) 112.7%			$98,449,175
	Other Assets and Liabilities, Net (12.7%)			(11,090,624)
	Total Net Assets 100.0%			$87,358,551

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,737,898
Gross unrealized depreciation	(6,141,838)
Net unrealized appreciation (depreciation)	($1,403,940)
Cost for federal income tax purposes	$99,853,115

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (96.2%)	Value	Shares	Common Stock (96.2%)	Value
Consumer Discretionary (6.1%)			774,600	U-Store-It Trust *	$9,024,090
408,200	Advance Auto Parts, Inc.	$16,772,938	615,550	W.R. Berkley Corporation	14,539,291
327,200	Burger King Holdings, Inc. *	8,778,776	94,300	Westamerica Bancorporation *	4,903,600
71,200	Kohl’s Corporation #	2,983,992	141,500	Zions Bancorporation *	4,141,705
123,200	McGraw-Hill Companies, Inc.	5,010,544		Total Financials	139,917,295
418,900	PETsMART, Inc.	9,513,219
192,200	Scientific Games Corporation #	5,831,348	Health Care (8.7%)
144,000	TJX Companies, Inc.	4,854,240	128,300	AmerisourceBergen Corporation	5,371,921
209,200	WMS Industries, Inc. #*	5,895,256	102,800	Beckman Coulter, Inc.	7,436,552
	Total Consumer Discretionary	59,640,313	112,000	BioMarin Pharmaceutical, Inc. #*	3,645,600
			119,100	C.R. Bard, Inc.	11,057,244
Consumer Staples (8.6%)			259,300	Celera Corporation #*	3,539,445
175,800	Avon Products, Inc.	7,453,920	330,200	Community Health Systems, Inc. #	10,889,996
277,700	Flowers Foods, Inc.	8,350,439	120,300	Coventry Health Care, Inc. #*	4,255,011
741,400	H.J. Heinz Company	37,351,732	70,500	DaVita, Inc. #	3,937,425
271,300	Kellogg Company	14,395,178	252,300	Sepracor, Inc. #	4,410,204
618,500	TreeHouse Foods, Inc. #*	16,761,350	88,700	Shire Pharmaceuticals Group plc ADR	4,465,158
	Total Consumer Staples	84,312,619	153,400	STERIS Corporation	5,241,678
			37,300	United Therapeutics Corporation #*	4,229,447
Energy (15.4%)			162,100	Varian Medical Systems, Inc. #	9,726,000
112,600	Baker Hughes, Inc.	9,335,666	24,200	Varian, Inc. #	1,195,480
241,500	Cameron International Corporation #	11,534,040	176,300	Vertex Pharmaceuticals, Inc. #	6,082,350
77,800	Diamond Offshore Drilling, Inc. *	9,281,540		Total Health Care	85,483,511
251,800	Dril-Quip, Inc. #	13,632,452
838,700	Global Industries, Ltd. *	10,014,078	Industrials (10.4%)
262,100	National Oilwell Varco, Inc. #	20,608,923	87,200	Foster Wheeler, Ltd. #	4,950,344
289,500	Smith International, Inc.	21,533,010	178,500	FTI Consulting, Inc. #	12,702,060
169,500	TETRA Technologies, Inc. #	3,208,635	138,100	Joy Global, Inc.	9,973,582
134,000	Transocean, Inc. #	18,228,020	181,900	Masco Corporation	2,999,531
500,200	Weatherford International, Ltd. #*	18,872,546	307,200	McDermott International, Inc. #	14,644,224
394,800	Willbros Group, Inc. #*	14,836,584	241,800	Polypore International, Inc. #	6,323,070
	Total Energy	151,085,494	278,100	Roper Industries, Inc. *	17,014,158
			213,100	Shaw Group, Inc.	12,317,180
Financials (14.3%)			60,200	SPX Corporation	7,632,156
851,100	Colonial BancGroup, Inc. *	5,668,326	155,700	Stericycle, Inc. #	9,303,075
193,495	Commerce Bancshares, Inc.	8,442,187	91,000	Trinity Industries, Inc. *	3,425,240
136,800	Cousins Properties, Inc. *	3,005,496		Total Industrials	101,284,620
96,100	Cullen/Frost Bankers, Inc.	5,068,314
196,400	Duke Realty Corporation	4,856,972	Information Technology (16.0%)
66,400	Eaton Vance Corporation *	2,466,096	200,800	Activision Blizzard, Inc. #	7,224,784
79,500	Endurance Specialty Holdings, Ltd.	2,432,700	332,400	ASML Holding NV ADR	7,575,396
250,800	Equity One, Inc. *	4,842,948	2,353,100	Atmel Corporation #	8,306,443
86,400	Hanover Insurance Group, Inc.	3,708,288	278,000	Broadcom Corporation #	6,752,620
825,350	HCC Insurance Holdings, Inc.	18,694,178	216,600	Check Point Software
270,400	Marshall & Ilsley Corporation *	4,110,080		Technologies, Ltd.	4,944,978
1,005,900	New York Community Bancorp, Inc. *	16,718,058	1,765,500	Compuware Corporation #	19,420,500
103,000	PartnerRe, Ltd.	7,242,960	166,900	Electronic Arts, Inc. #	7,206,742
85,700	Protective Life Corporation	3,081,772	305,900	F5 Networks, Inc. #*	8,916,985
316,100	Raymond James Financial, Inc. *	9,135,290	245,200	Fair Isaac Corporation *	5,458,152
167,700	Rayonier, Inc. REIT *	7,834,944	614,400	FormFactor, Inc. #*	10,690,560

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (96.2%)	Value	Shares	Common Stock (96.2%)	Value
Information Technology — continued			308,000	Owens-Illinois, Inc. #	$13,009,920
149,500	Intersil Corporation	$3,607,435	582,400	Packaging Corporation of America	14,862,848
105,900	Lam Research Corporation #*	3,483,051	123,303	Pactiv Corporation #	2,972,835
166,600	Logitech International SA *	4,369,918	866,985	Silgan Holdings, Inc.	45,794,148
169,800	McAfee, Inc. #	5,560,950		Total Materials	149,035,504
171,000	Paychex, Inc. *	5,629,320
934,200	PMC-Sierra, Inc. *	6,763,608	Telecommunications Services (1.0%)
413,100	Polycom, Inc. #*	9,749,160	1,206,400	Cincinnati Bell, Inc. #*	4,704,960
397,900	Quest Software, Inc.	6,012,269	100,900	Embarq Corporation	4,618,193
135,600	Shanda Interactive			Total Telecommunications
	Entertainment, Ltd. #	3,502,548		Services	9,323,153
1,029,500	Teradyne, Inc. #	9,646,415
213,600	Xilinx, Inc.	5,303,688	Utilities (0.5%)
220,900	Zebra Technologies Corporation #	6,805,929	54,900	Equitable Resources, Inc.	2,868,525
	Total Information Technology	156,931,451	38,600	National Fuel Gas Company	1,921,894
				Total Utilities	4,790,419
Materials (15.2%)
149,824	Albemarle Corporation	5,832,648		Total Common Stock
870,648	Ball Corporation	38,813,487		(cost $968,070,492)	941,804,379
725,600	Crown Holdings, Inc. #	20,338,568
76,600	Freeport-McMoRan
	Copper & Gold, Inc.	7,411,050

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (15.2%)	Rate (+)	Date	Value
148,810,862	Thrivent Financial Securities Lending Trust	2.540%	N/A	$148,810,862
	Total Collateral Held for Securities Loaned
	(cost $148,810,862)			148,810,862

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.7%)	Rate (+)	Date	Value
$13,925,000	Deutsche Financial Bank, LLC	2.200%	8/1/2008	$13,925,000
12,737,313	Thrivent Money Market Fund	2.440	N/A	12,737,313
	Total Short-Term Investments (at amortized cost)			26,662,313
	Total Investments (cost $1,143,543,667) 114.1%			$1,117,277,554
	Other Assets and Liabilities, Net (14.1%)			(138,137,068)
	Total Net Assets 100.0%			$979,140,486

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages, and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$47,289,286
Gross unrealized depreciation	(73,555,399)
Net unrealized appreciation (depreciation)	($26,266,113)
Cost for federal income tax purposes	$1,143,543,667

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Mid Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (99.1%)	Value	Shares	Common Stock (99.1%)	Value
Consumer Discretionary (11.7%)			1,450	Modine Manufacturing Company	$25,288
2,100	99 Cents Only Stores #	$14,049	2,560	Mohawk Industries, Inc. #*	150,963
4,300	Advance Auto Parts, Inc. ‡	176,687	2,000	Netflix, Inc. #*	61,780
3,000	Aeropostale, Inc. #	96,750	200	NVR, Inc. #	110,464
9,350	American Eagle Outfitters, Inc. ‡	130,900	6,200	O’Reilly Automotive, Inc. #	158,348
2,200	American Greetings Corporation	32,604	3,100	Pacific Sunwear of California, Inc. #	27,001
2,700	AnnTaylor Stores Corporation #	60,885	5,800	PETsMART, Inc.	131,718
3,317	ArvinMeritor, Inc.	45,808	2,300	Phillips-Van Heusen Corporation	81,420
1,960	Barnes & Noble, Inc. *	46,374	1,900	Regis Corporation	53,181
4,010	Belo Corporation *	27,228	3,000	Rent-A-Center, Inc. #	63,600
1,110	Blyth, Inc.	16,150	6,000	Ross Stores, Inc.	227,760
1,410	Bob Evans Farms, Inc.	40,382	1,900	Ryland Group, Inc.	39,121
2,760	Borders Group, Inc. *	13,524	6,510	Saks, Inc. #*	66,337
5,280	BorgWarner, Inc.	212,890	1,180	Scholastic Corporation	30,432
2,500	Boyd Gaming Corporation	24,950	2,900	Scientific Games Corporation #	87,986
4,562	Brinker International, Inc.	83,895	11,800	Service Corporation International	112,926
3,050	Callaway Golf Company	38,674	3,100	Sotheby’s Holdings, Inc.	85,994
4,100	Career Education Corporation #*	75,194	600	Strayer Education, Inc.	133,620
9,900	CarMax, Inc. #*‡	132,660	1,600	Thor Industries, Inc. *	31,392
5,100	Charming Shoppes, Inc. #*	27,795	2,200	Timberland Company #	31,548
3,000	Cheesecake Factory, Inc. #	42,240	5,800	Toll Brothers, Inc. #	116,522
8,000	Chico’s FAS, Inc. #	44,560	2,800	Tupperware Corporation	109,200
1,500	Chipotle Mexican Grill, Inc. #*	102,750	1,600	Under Armour, Inc. #*	46,640
2,700	Coldwater Creek, Inc. #*	17,604	5,200	Urban Outfitters, Inc. #	171,652
2,870	Collective Brands, Inc. #*	36,966	2,160	Valassis Communications, Inc. #*	19,051
3,900	Corinthian Colleges, Inc. #*	61,425	2,100	Warnaco Group, Inc. #	88,095
2,690	DeVry, Inc.	152,819	3,960	Williams-Sonoma, Inc. *	69,062
3,800	Dick’s Sporting Goods, Inc. #*	66,690		Total Consumer Discretionary	5,577,021
4,070	Dollar Tree, Inc. #	152,625
3,600	DreamWorks Animation SKG, Inc. #	106,920	Consumer Staples (3.1%)
1,200	Entercom Communications Corporation *	7,356	3,900	Alberto-Culver Company *	104,637
7,000	Foot Locker, Inc.	105,420	2,720	BJ’s Wholesale Club, Inc. #	102,082
2,220	Furniture Brands International, Inc.	26,351	2,980	Church & Dwight Company, Inc.	163,513
6,500	Gentex Corporation	100,490	3,400	Corn Products International, Inc.	158,134
2,500	Guess ?, Inc.	79,175	2,650	Energizer Holdings, Inc. #	189,051
4,300	Hanesbrands, Inc. #	92,192	2,800	Hansen Natural Corporation #*	64,008
1,920	Harte-Hanks, Inc.	23,827	3,300	Hormel Foods Corporation	119,361
2,100	Hovnanian Enterprises, Inc. #*	14,763	2,488	J.M. Smucker Company	121,265
1,350	International Speedway Corporation	49,666	930	Lancaster Colony Corporation	30,234
1,300	ITT Educational Services, Inc. #*	115,154	2,300	NBTY, Inc. #	79,327
2,000	John Wiley and Sons, Inc.	90,680	2,660	PepsiAmericas, Inc.	62,962
3,500	Lamar Advertising Company *	132,930	1,690	Ruddick Corporation	52,322
3,500	Lear Corporation #	50,435	5,300	Smithfield Foods, Inc. #*	113,844
1,770	Lee Enterprises, Inc. *	5,345	1,195	Tootsie Roll Industries, Inc. *	31,249
1,500	Life Time Fitness, Inc. #*	44,685	1,240	Universal Corporation	64,009
1,600	M.D.C. Holdings, Inc.	66,432		Total Consumer Staples	1,455,998
2,200	Marvel Entertainment, Inc.	76,340
1,400	Matthews International Corporation	69,874
1,010	Media General, Inc. *	12,807

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Mid Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (99.1%)	Value	Shares	Common Stock (99.1%)	Value
Energy (9.4%)			1,700	Equity One, Inc. *	$32,827
6,500	Arch Coal, Inc.	$366,015	2,790	Everest Re Group, Ltd.	228,222
1,500	Bill Barrett Corporation #	61,710	2,700	Federal Realty Investment Trust *	196,047
3,800	Cimarex Energy Company	198,018	9,672	Fidelity National Financial, Inc.	129,218
11,200	Denbury Resources, Inc. #	315,168	4,200	First American Corporation	105,840
2,400	Encore Acquisition Company #	148,488	5,000	First Niagara Financial Group, Inc.	69,950
3,016	Exterran Holdings, Inc. #	170,223	3,650	FirstMerit Corporation	71,832
5,800	FMC Technologies, Inc. #*	358,324	2,360	Hanover Insurance Group, Inc.	101,291
4,000	Forest Oil Corporation #	228,120	5,000	HCC Insurance Holdings, Inc.	113,250
4,700	Frontier Oil Corporation	85,775	4,100	Health Care REIT, Inc. *	204,467
4,200	Helix Energy Solutions Group, Inc.	134,106	2,600	Highwoods Properties, Inc.	94,900
4,740	Helmerich & Payne, Inc.	280,276	1,850	Horace Mann Educators Corporation	25,641
6,000	Newfield Exploration Company #	293,880	4,300	Hospitality Properties Trust	91,590
1,190	Overseas Shipholding Group, Inc.	93,712	5,400	Jefferies Group, Inc. *	102,546
1,500	Patriot Coal Corporation	189,225	1,400	Jones Lang LaSalle, Inc.	66,696
7,000	Patterson-UTI Energy, Inc.	198,940	4,200	Liberty Property Trust	152,880
5,450	Pioneer Natural Resources Company	324,002	3,400	Macerich Company	188,122
4,842	Plains Exploration &		3,000	Mack-Cali Realty Corporation	115,140
	Production Company #	271,007	1,600	Mercury General Corporation	80,816
7,600	Pride International, Inc. #	294,576	4,400	Nationwide Health Properties, Inc.	163,284
4,700	Quicksilver Resources, Inc. #*	122,952	15,410	New York Community Bancorp, Inc. *	256,114
3,700	Superior Energy Services, Inc. #	175,491	10,406	Old Republic International Corporation	109,263
2,310	Tidewater, Inc. *	138,461	1,100	PacWest Bancorp	20,482
	Total Energy	4,448,469	2,700	Philadelphia Consolidated
				Holding Corporation #	157,815
Financials (15.6%)			3,640	PMI Group, Inc. *	9,136
1,900	Affiliated Managers Group, Inc. #	164,160	1,755	Potlatch Corporation	81,730
1,500	Alexandria Real Estate Equities, Inc. *	154,890	3,150	Protective Life Corporation	113,274
4,400	AMB Property Corporation ‡	215,424	4,325	Raymond James Financial, Inc. *	124,992
3,250	American Financial Group, Inc.	94,152	3,528	Rayonier, Inc. REIT	164,828
5,200	AmeriCredit Corporation #*	45,604	4,600	Realty Income Corporation *	115,874
6,400	Apollo Investment Corporation *	101,952	3,200	Regency Centers Corporation	190,400
4,200	Arthur J. Gallagher & Company	106,806	5,700	SEI Investments Company	131,271
5,778	Associated Banc-Corp *	96,435	2,200	StanCorp Financial Group, Inc.	108,658
3,720	Astoria Financial Corporation	83,216	1,500	SVB Financial Group #*	86,385
2,170	Bank of Hawaii Corporation	109,346	15,000	Synovus Financial Corporation *	142,650
2,300	BRE Properties, Inc.	112,424	4,980	TCF Financial Corporation *	63,495
5,200	Brown & Brown, Inc.	91,364	5,800	UDR, Inc.	148,132
2,400	Camden Property Trust	118,032	2,290	Unitrin, Inc.	63,181
2,200	Cathay General Bancorp *	35,068	6,750	W.R. Berkley Corporation	159,435
1,800	City National Corporation	88,434	3,900	Waddell & Reed Financial, Inc.	130,260
9,200	Colonial BancGroup, Inc. *	61,272	3,996	Washington Federal, Inc.	74,326
2,800	Commerce Bancshares, Inc.	122,164	2,350	Webster Financial Corporation	46,671
1,700	Cousins Properties, Inc.	37,349	3,400	Weingarten Realty Investors *	103,666
2,700	Cullen/Frost Bankers, Inc.	142,398	1,310	Westamerica Bancorporation *	68,120
6,700	Duke Realty Corporation *	165,691	3,040	Wilmington Trust Corporation	71,653
5,300	Eaton Vance Corporation	196,842		Total Financials	7,419,393

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Mid Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (99.1%)	Value	Shares	Common Stock (99.1%)	Value
Health Care (10.8%)			Industrials (17.4%)
2,756	Advanced Medical Optics, Inc. #*	$47,844	4,110	AGCO Corporation #‡	$245,984
3,100	Affymetrix, Inc. #	24,428	5,200	AirTran Holdings, Inc. #*	15,184
1,940	Apria Healthcare Group, Inc. #	37,267	1,620	Alaska Air Group, Inc. #*	28,966
2,900	Beckman Coulter, Inc. ‡	209,786	1,850	Alexander & Baldwin, Inc.	80,272
3,100	Cephalon, Inc. #*	226,796	1,500	Alliant Techsystems, Inc. #	148,485
3,000	Cerner Corporation #*	133,980	4,860	AMETEK, Inc.	232,600
3,100	Charles River Laboratories		4,600	Avis Budget Group, Inc. #	28,060
	International, Inc. #	206,026	4,200	BE Aerospace, Inc. #	107,856
4,400	Community Health Systems, Inc. #	145,112	2,140	Brink’s Company	147,574
2,890	Covance, Inc. #*	265,302	2,720	Carlisle Companies, Inc.	83,205
6,720	Dentsply International, Inc.	270,480	3,133	ChoicePoint, Inc. #	149,914
2,490	Edwards Lifesciences Corporation #	156,073	2,110	Con-way, Inc.	106,682
5,400	Endo Pharmaceutical Holdings, Inc. #	125,010	3,100	Copart, Inc. #	135,966
2,400	Gen-Probe, Inc. #	127,968	1,500	Corporate Executive Board Company	56,220
11,000	Health Management Associates, Inc. #	67,650	5,700	Corrections Corporation of America #	159,771
4,840	Health Net, Inc. #	135,326	2,300	Crane Company	81,650
4,100	Henry Schein, Inc. #	219,596	2,300	Deluxe Corporation	32,890
2,830	Hill-Rom Holdings, Inc. *	79,495	3,180	Donaldson Company, Inc.	143,450
11,600	Hologic, Inc. #*	214,252	1,900	DRS Technologies, Inc.	149,720
2,700	IDEXX Laboratories, Inc. #	144,450	2,500	Dun & Bradstreet Corporation	241,600
4,100	Invitrogen Corporation #*	181,835	1,800	Dycom Industries, Inc. #	28,566
1,400	Kindred Healthcare, Inc.	37,758	5,680	Fastenal Company *	277,525
2,500	Kinetic Concepts, Inc. #	87,375	2,180	Federal Signal Corporation	31,327
2,500	LifePoint Hospitals, Inc. #	71,575	2,620	Flowserve Corporation	349,351
3,300	Lincare Holdings, Inc. #	106,326	2,100	GATX Corporation	95,487
2,600	Medicis Pharmaceutical Corporation	47,736	2,750	Graco, Inc.	99,632
5,480	Omnicare, Inc.	161,331	1,445	Granite Construction, Inc.	45,705
1,600	Par Pharmaceutical Companies, Inc. #	27,680	3,780	Harsco Corporation	204,498
5,400	PDL BioPharma, Inc.	60,318	2,570	Herman Miller, Inc.	67,180
3,520	Perrigo Company	124,010	2,010	HNI Corporation *	43,516
4,800	Pharmaceutical Product		2,530	Hubbell, Inc.	106,665
	Development, Inc.	183,072	3,700	IDEX Corporation	139,971
2,500	Psychiatric Solutions, Inc. #*	87,550	3,900	JB Hunt Transport Services, Inc. *	144,222
3,500	ResMed, Inc. #	132,370	8,300	JetBlue Airways Corporation #*	43,741
4,920	Sepracor, Inc. #	86,002	4,950	Joy Global, Inc.	357,489
2,670	STERIS Corporation	91,234	3,500	Kansas City Southern, Inc.	192,500
1,800	Techne Corporation #	143,136	7,700	KBR, Inc.	219,450
2,300	Universal Health Services, Inc.	139,426	1,000	Kelly Services, Inc.	18,410
4,070	Valeant Pharmaceuticals International #*	69,678	3,520	Kennametal, Inc.	104,755
1,300	Varian, Inc. #	64,220	2,100	Korn/Ferry International #	36,750
3,800	VCA Antech, Inc. #	110,732	1,900	Lincoln Electric Holdings, Inc.	152,665
6,400	Vertex Pharmaceuticals, Inc. #	220,800	3,640	Manpower, Inc.	174,720
1,900	Wellcare Health Plans, Inc. #	74,727	1,300	Mine Safety Appliances Company *	42,952
	Total Health Care	5,145,732	4,320	MPS Group, Inc. #	49,766
			2,100	MSC Industrial Direct Company, Inc.	100,170
			2,100	Navigant Consulting, Inc. #	38,808
			1,480	Nordson Corporation	104,577

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Mid Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (99.1%)	Value	Shares	Common Stock (99.1%)	Value
Industrials — continued			6,600	Foundry Networks, Inc.	$115,104
3,400	Oshkosh Corporation	$61,336	2,800	Gartner Group, Inc. #	68,208
4,520	Pentair, Inc.	156,482	3,600	Global Payments, Inc.	159,444
7,790	Quanta Services, Inc. #*	240,555	6,080	Harris Corporation	292,752
7,100	Republic Services, Inc.	230,750	1,400	Imation Corporation	26,684
1,943	Rollins, Inc.	33,186	6,500	Ingram Micro, Inc. #	119,795
4,100	Roper Industries, Inc. *	250,838	7,790	Integrated Device Technology, Inc. #	78,056
3,800	Shaw Group, Inc.	219,640	3,300	International Rectifier Corporation #	55,704
2,440	SPX Corporation	309,343	5,600	Intersil Corporation	135,128
3,900	Stericycle, Inc. #	233,025	3,500	Jack Henry & Associates, Inc.	75,565
1,820	Teleflex, Inc.	111,602	3,800	KEMET Corporation #	5,168
2,300	Thomas & Betts Corporation #	95,174	5,700	Lam Research Corporation #	187,473
4,400	Timken Company	145,288	4,000	Lender Processing Services, Inc.	133,400
3,695	Trinity Industries, Inc. *	139,080	3,800	Macrovision Solutions Corporation #	57,760
2,119	United Rentals, Inc. #	34,285	7,280	McAfee, Inc. #	238,420
3,800	URS Corporation	159,296	4,140	Mentor Graphics Corporation #	57,463
2,200	Wabtec Corporation	122,100	4,100	Metavante Technologies, Inc. #	91,266
2,000	Werner Enterprises, Inc.	47,620	2,550	National Instruments Corporation	86,828
2,600	YRC Worldwide, Inc. #*	43,940	7,600	NCR Corporation	204,136
	Total Industrials	8,279,987	3,500	NeuStar, Inc. #	73,430
			4,900	Palm, Inc. *	32,242
Information Technology (14.2%)			5,200	Parametric Technology Corporation #	100,724
18,300	3Com Corporation #	34,404	2,200	Plantronics, Inc.	53,570
1,580	ACI Worldwide, Inc. #	30,905	4,000	Polycom, Inc. #	94,400
3,130	Acxiom Corporation	40,189	11,900	RF Micro Devices, Inc. #*	38,913
5,300	ADC Telecommunications, Inc. #	50,138	2,760	Semtech Corporation #	40,213
2,560	ADTRAN, Inc.	57,242	2,200	Silicon Laboratories, Inc. #	71,962
800	Advent Software, Inc. #	34,832	1,900	SRA International, Inc. #	41,705
3,600	Alliance Data Systems Corporation #‡	230,940	3,560	Sybase, Inc. #	119,652
8,000	Amphenol Corporation ‡	381,360	6,480	Synopsys, Inc. #	155,650
4,000	ANSYS, Inc. #	183,520	2,440	Tech Data Corporation #	85,083
5,520	Arrow Electronics, Inc. #	177,854	5,700	Trimble Navigation, Ltd. #	189,240
20,160	Atmel Corporation #‡	71,165	4,300	ValueClick, Inc. #	51,170
6,840	Avnet, Inc. #	186,458	8,470	Vishay Intertechnology, Inc. #	75,976
2,010	Avocent Corporation #	47,798	10,000	Western Digital Corporation #	287,900
6,400	Broadridge Financial Solutions, LLC	132,480	3,100	Wind River Systems, Inc. #	36,363
11,680	Cadence Design Systems, Inc. #	86,315	2,900	Zebra Technologies Corporation #	89,349
3,166	CommScope, Inc. #	141,172		Total Information Technology	6,766,682
4,100	Cree, Inc. #*	79,540
6,810	Cypress Semiconductor Corporation #	185,572	Materials (8.5%)
3,000	Diebold, Inc.	110,940	3,790	Airgas, Inc. ‡	217,091
1,700	Digital River, Inc. #*	67,813	3,480	Albemarle Corporation ‡	135,476
2,110	DST Systems, Inc. #*	127,507	3,100	AptarGroup, Inc.	119,970
3,700	F5 Networks, Inc. #	107,855	2,970	Cabot Corporation	79,685
2,250	Fair Isaac Corporation *	50,085	2,200	Carpenter Technology Corporation	85,140
5,600	Fairchild Semiconductor		2,200	CF Industries Holdings, Inc.	359,612
	International, Inc. #	68,040	10,970	Chemtura Corporation	71,524
6,300	FLIR Systems, Inc. #*	256,662	4,700	Cleveland-Cliffs, Inc.	509,534

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Mid Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (99.1%)	Value	Shares	Common Stock (99.1%)	Value
Materials — continued			Utilities (7.9%)
5,200	Commercial Metals Company	$155,220	3,460	AGL Resources, Inc. ‡	$119,578
1,950	Cytec Industries, Inc.	105,417	4,970	Alliant Energy Corporation ‡	160,183
1,990	Ferro Corporation	43,302	6,066	Aqua America, Inc. *	96,146
3,400	FMC Corporation	252,858	1,780	Black Hills Corporation	57,441
4,700	Louisiana-Pacific Corporation	39,762	5,120	DPL, Inc. *	129,946
3,060	Lubrizol Corporation	152,388	3,300	Energen Corporation	198,660
1,900	Martin Marietta Materials, Inc. *	199,443	7,150	Energy East Corporation	178,678
870	Minerals Technologies, Inc.	56,124	5,900	Equitable Resources, Inc.	308,275
3,380	Olin Corporation	100,521	6,993	Great Plains Energy, Inc.	176,641
4,100	Packaging Corporation of America	104,632	3,840	Hawaiian Electric Industries, Inc. *	95,002
2,900	Reliance Steel & Aluminum Company	183,164	2,020	IDACORP, Inc. *	60,216
5,490	RPM International, Inc.	112,545	8,325	MDU Resources Group, Inc.	265,651
2,000	Scotts Company	38,960	3,660	National Fuel Gas Company *	182,231
2,220	Sensient Technologies Corporation	69,086	7,060	Northeast Utilities Service Company	177,630
4,540	Sonoco Products Company	148,095	4,840	NSTAR *	154,202
8,600	Steel Dynamics, Inc.	272,448	4,160	OGE Energy Corporation	136,115
4,800	Temple-Inland, Inc.	78,000	4,700	ONEOK, Inc.	213,756
4,100	Terra Industries, Inc. *	221,400	3,960	PNM Resources, Inc.	46,372
4,520	Valspar Corporation	97,948	5,920	Puget Energy, Inc.	163,037
2,900	Worthington Industries, Inc.	51,446	5,290	SCANA Corporation	191,445
	Total Materials	4,060,791	10,570	Sierra Pacific Resources	119,864
			3,720	Vectren Corporation	108,624
Telecommunications Services (0.5%)			4,800	Westar Energy, Inc.	105,984
11,010	Cincinnati Bell, Inc. #*	42,939	2,290	WGL Holdings, Inc.	79,074
4,810	Telephone and Data Systems, Inc. *	203,944	5,320	Wisconsin Energy Corporation	240,038
	Total Telecommunications Services	246,883		Total Utilities	3,764,789

				Total Common Stock
				(cost $38,459,096)	47,165,745

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (15.7%)	Rate (+)	Date	Value
7,480,347	Thrivent Financial Securities Lending Trust	2.540%	N/A	$7,480,347
	Total Collateral Held for Securities Loaned
	(cost $7,480,347)			7,480,347

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Mid Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (1.4%)	Rate (+)	Date	Value
$100,000	Federal National Mortgage Association ‡	2.117%	9/17/2008	$99,728
572,829	Thrivent Money Market Fund	2.440	N/A	572,829
	Total Short-Term Investments (at amortized cost)			672,557
	Total Investments (cost $46,612,000) 116.2%			$55,318,649
	Other Assets and Liabilities, Net (16.2%)			(7,713,025)
	Total Net Assets 100.0%			$47,605,624

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 400 Index Mini-Futures	7	September 2008	$567,672	$562,730	($4,942)
Total Futures					($4,942)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At July 31, 2008, $99,728 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $2,266,831 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages, and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$14,054,536
Gross unrealized depreciation	(5,347,887)
Net unrealized appreciation (depreciation)	$8,706,649
Cost for federal income tax purposes	$46,612,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Mid Cap Index Fund-I
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (91.2%)	Value	Shares	Common Stock (91.2%)	Value
Consumer Discretionary (11.1%)			235	Media General, Inc. *	$2,980
566	99 Cents Only Stores #	$3,787	340	Modine Manufacturing Company	5,930
1,050	Advance Auto Parts, Inc. ‡	43,144	620	Mohawk Industries, Inc. #*	36,561
750	Aeropostale, Inc. #	24,188	500	Netflix, Inc. #	15,445
2,221	American Eagle Outfitters, Inc. ‡	31,094	100	NVR, Inc. #	55,232
500	American Greetings Corporation	7,410	1,600	O’Reilly Automotive, Inc. #	40,864
700	AnnTaylor Stores Corporation #	15,785	800	Pacific Sunwear of California, Inc. #	6,968
786	ArvinMeritor, Inc. *	10,855	1,400	PETsMART, Inc.	31,794
495	Barnes & Noble, Inc.	11,712	600	Phillips-Van Heusen Corporation	21,240
1,015	Belo Corporation	6,892	500	Regis Corporation	13,995
215	Blyth, Inc.	3,128	700	Rent-A-Center, Inc. #	14,840
320	Bob Evans Farms, Inc.	9,165	1,420	Ross Stores, Inc.	53,903
665	Borders Group, Inc. *	3,258	500	Ryland Group, Inc.	10,295
1,280	BorgWarner, Inc. ‡	51,610	1,535	Saks, Inc. #*	15,642
600	Boyd Gaming Corporation *	5,988	310	Scholastic Corporation	7,995
1,135	Brinker International, Inc. ‡	20,873	700	Scientific Games Corporation #	21,238
750	Callaway Golf Company	9,510	2,900	Service Corporation International	27,753
1,000	Career Education Corporation #*	18,340	705	Sotheby’s Holdings, Inc.	19,557
2,400	CarMax, Inc. #*	32,160	200	Strayer Education, Inc.	44,540
1,200	Charming Shoppes, Inc. #*	6,540	400	Thor Industries, Inc. *	7,848
750	Cheesecake Factory, Inc. #*	10,560	500	Timberland Company #	7,170
1,900	Chico’s FAS, Inc. #‡	10,583	1,400	Toll Brothers, Inc. #	28,126
400	Chipotle Mexican Grill, Inc. #	27,400	700	Tupperware Corporation	27,300
700	Coldwater Creek, Inc. #*	4,564	400	Under Armour, Inc. #*	11,660
725	Collective Brands, Inc. #*	9,338	1,300	Urban Outfitters, Inc. #	42,913
900	Corinthian Colleges, Inc. #	14,175	575	Valassis Communications, Inc. #*	5,072
695	DeVry, Inc.	39,483	500	Warnaco Group, Inc. #	20,975
900	Dick’s Sporting Goods, Inc. #	15,795	970	Williams-Sonoma, Inc.	16,917
1,002	Dollar Tree, Inc. #	37,575		Total Consumer Discretionary	1,407,288
900	DreamWorks Animation SKG, Inc. #	26,730
300	Entercom Communications Corporation *	1,839	Consumer Staples (2.8%)
1,700	Foot Locker, Inc. ‡	25,602	1,000	Alberto-Culver Company *	26,830
500	Furniture Brands International, Inc. *	5,935	630	BJ’s Wholesale Club, Inc. #	23,644
1,600	Gentex Corporation ‡	24,736	765	Church & Dwight Company, Inc. ‡	41,976
600	Guess ?, Inc.	19,002	800	Corn Products International, Inc.	37,208
1,000	Hanesbrands, Inc. #	21,440	600	Energizer Holdings, Inc. #‡	42,804
435	Harte-Hanks, Inc.	5,398	700	Hansen Natural Corporation #*	16,002
500	Hovnanian Enterprises, Inc. #*	3,515	825	Hormel Foods Corporation	29,840
355	International Speedway Corporation	13,060	595	J.M. Smucker Company	29,000
300	ITT Educational Services, Inc. #*	26,574	245	Lancaster Colony Corporation	7,965
500	John Wiley and Sons, Inc.	22,670	600	NBTY, Inc. #	20,694
900	Lamar Advertising Company	34,182	610	PepsiAmericas, Inc.	14,439
900	Lear Corporation #	12,969	380	Ruddick Corporation	11,765
460	Lee Enterprises, Inc. *	1,389	1,300	Smithfield Foods, Inc. #*	27,924
400	Life Time Fitness, Inc. #*	11,916	303	Tootsie Roll Industries, Inc.	7,923
400	M.D.C. Holdings, Inc.	16,608	250	Universal Corporation	12,905
550	Marvel Entertainment, Inc.	19,085		Total Consumer Staples	350,919
300	Matthews International Corporation	14,973

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Mid Cap Index Fund-I
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (91.2%)	Value	Shares	Common Stock (91.2%)	Value
Energy (8.6%)			400	Equity One, Inc. *	$7,724
1,600	Arch Coal, Inc. ‡	$90,096	705	Everest Re Group, Ltd.	57,669
400	Bill Barrett Corporation #	16,456	600	Federal Realty Investment Trust *	43,566
900	Cimarex Energy Company ‡	46,899	2,385	Fidelity National Financial, Inc. ‡	31,864
2,700	Denbury Resources, Inc. #	75,978	1,000	First American Corporation ‡	25,200
600	Encore Acquisition Company #	37,122	1,200	First Niagara Financial Group, Inc. ‡	16,788
698	Exterran Holdings, Inc. #	39,395	870	FirstMerit Corporation ‡	17,122
1,400	FMC Technologies, Inc. #‡	86,492	565	Hanover Insurance Group, Inc.	24,250
1,000	Forest Oil Corporation #‡	57,030	1,250	HCC Insurance Holdings, Inc.	28,312
1,100	Frontier Oil Corporation ‡	20,075	1,000	Health Care REIT, Inc.	49,870
1,100	Helix Energy Solutions Group, Inc.	35,123	600	Highwoods Properties, Inc.	21,900
1,150	Helmerich & Payne, Inc.	68,000	430	Horace Mann Educators Corporation	5,960
1,500	Newfield Exploration Company #	73,470	1,000	Hospitality Properties Trust	21,300
270	Overseas Shipholding Group, Inc.	21,262	1,350	Jefferies Group, Inc. *	25,636
400	Patriot Coal Corporation	50,460	400	Jones Lang LaSalle, Inc.	19,056
1,700	Patterson-UTI Energy, Inc.	48,314	1,000	Liberty Property Trust	36,400
1,360	Pioneer Natural Resources Company	80,852	800	Macerich Company	44,264
1,230	Plains Exploration &		700	Mack-Cali Realty Corporation	26,866
	Production Company #	68,843	400	Mercury General Corporation	20,204
1,800	Pride International, Inc. #	69,768	1,100	Nationwide Health Properties, Inc. *	40,821
1,100	Quicksilver Resources, Inc. #*	28,776	3,800	New York Community Bancorp, Inc. *	63,156
900	Superior Energy Services, Inc. #	42,687	2,521	Old Republic International Corporation	26,470
580	Tidewater, Inc.	34,765	300	PacWest Bancorp	5,586
	Total Energy	1,091,863	700	Philadelphia Consolidated
				Holding Corporation #	40,915
Financials (14.4%)			870	PMI Group, Inc.	2,184
500	Affiliated Managers Group, Inc. #	43,200	418	Potlatch Corporation	19,466
400	Alexandria Real Estate Equities, Inc. *	41,304	755	Protective Life Corporation	27,150
1,100	AMB Property Corporation ‡	53,856	1,050	Raymond James Financial, Inc. *	30,345
800	American Financial Group, Inc.	23,176	883	Rayonier, Inc. REIT	41,254
1,300	AmeriCredit Corporation #*	11,401	1,100	Realty Income Corporation *	27,709
1,600	Apollo Investment Corporation *	25,488	800	Regency Centers Corporation	47,600
1,000	Arthur J. Gallagher & Company ‡	25,430	1,400	SEI Investments Company	32,242
1,444	Associated Banc-Corp ‡	24,100	500	StanCorp Financial Group, Inc.	24,695
945	Astoria Financial Corporation	21,140	400	SVB Financial Group #	23,036
485	Bank of Hawaii Corporation	24,439	3,600	Synovus Financial Corporation *	34,236
600	BRE Properties, Inc.	29,328	1,220	TCF Financial Corporation	15,555
1,300	Brown & Brown, Inc. ‡	22,841	1,400	UDR, Inc.	35,756
600	Camden Property Trust	29,508	515	Unitrin, Inc.	14,209
500	Cathay General Bancorp	7,970	1,650	W.R. Berkley Corporation ‡	38,973
410	City National Corporation ‡	20,143	1,000	Waddell & Reed Financial, Inc.	33,400
2,200	Colonial BancGroup, Inc. *‡	14,652	973	Washington Federal, Inc.	18,098
700	Commerce Bancshares, Inc.	30,541	570	Webster Financial Corporation	11,320
400	Cousins Properties, Inc.	8,788	800	Weingarten Realty Investors *	24,392
600	Cullen/Frost Bankers, Inc.	31,644	325	Westamerica Bancorporation *	16,900
1,600	Duke Realty Corporation *	39,568	770	Wilmington Trust Corporation	18,149
1,300	Eaton Vance Corporation	48,282		Total Financials	1,814,367

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Mid Cap Index Fund-I
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (91.2%)	Value	Shares	Common Stock (91.2%)	Value
Health Care (9.9%)			Industrials (15.8%)
624	Advanced Medical Optics, Inc. #	$10,833	1,010	AGCO Corporation #‡	$60,448
800	Affymetrix, Inc. #	6,304	1,300	AirTran Holdings, Inc. #*	3,796
445	Apria Healthcare Group, Inc. #	8,548	435	Alaska Air Group, Inc. #	7,778
710	Beckman Coulter, Inc. ‡	51,361	450	Alexander & Baldwin, Inc.	19,526
700	Cephalon, Inc. #	51,212	400	Alliant Techsystems, Inc. #‡	39,596
700	Cerner Corporation #*	31,262	1,130	AMETEK, Inc. ‡	54,082
800	Charles River Laboratories		1,110	Avis Budget Group, Inc. #	6,771
	International, Inc. #	53,168	1,100	BE Aerospace, Inc. #	28,248
1,100	Community Health Systems, Inc. #	36,278	505	Brink’s Company	34,825
670	Covance, Inc. #	61,506	630	Carlisle Companies, Inc.	19,272
1,664	Dentsply International, Inc. ‡	66,976	800	ChoicePoint, Inc. #‡	38,280
600	Edwards Lifesciences Corporation #	37,608	515	Con-way, Inc.	26,038
1,300	Endo Pharmaceutical Holdings, Inc. #	30,095	700	Copart, Inc. #	30,702
600	Gen-Probe, Inc. #‡	31,992	400	Corporate Executive Board Company	14,992
2,700	Health Management Associates, Inc. #	16,605	1,400	Corrections Corporation of America #	39,242
1,150	Health Net, Inc. #	32,154	600	Crane Company	21,300
1,000	Henry Schein, Inc. #	53,560	600	Deluxe Corporation	8,580
730	Hill-Rom Holdings, Inc.	20,506	790	Donaldson Company, Inc.	35,637
2,800	Hologic, Inc. #*	51,716	500	DRS Technologies, Inc.	39,400
700	IDEXX Laboratories, Inc. #	37,450	600	Dun & Bradstreet Corporation	57,984
1,000	Invitrogen Corporation #*	44,350	400	Dycom Industries, Inc. #	6,348
300	Kindred Healthcare, Inc.	8,091	1,340	Fastenal Company ‡	65,472
600	Kinetic Concepts, Inc. #	20,970	495	Federal Signal Corporation ‡	7,113
600	LifePoint Hospitals, Inc. #	17,178	600	Flowserve Corporation ‡	80,004
830	Lincare Holdings, Inc. #	26,743	475	GATX Corporation	21,598
600	Medicis Pharmaceutical Corporation	11,016	700	Graco, Inc. ‡	25,361
1,385	Omnicare, Inc.	40,774	330	Granite Construction, Inc. ‡	10,438
400	Par Pharmaceutical Companies, Inc. #	6,920	960	Harsco Corporation	51,936
1,300	PDL BioPharma, Inc.	14,521	580	Herman Miller, Inc.	15,161
830	Perrigo Company	29,241	515	HNI Corporation *	11,150
1,200	Pharmaceutical Product Development, Inc.	45,768	655	Hubbell, Inc.	27,615
600	Psychiatric Solutions, Inc. #	21,012	900	IDEX Corporation	34,047
900	ResMed, Inc. #	34,038	910	JB Hunt Transport Services, Inc.	33,652
1,170	Sepracor, Inc. #	20,452	2,000	JetBlue Airways Corporation #*	10,540
680	STERIS Corporation	23,236	1,150	Joy Global, Inc.	83,053
400	Techne Corporation #	31,808	900	Kansas City Southern, Inc.	49,500
600	Universal Health Services, Inc.	36,372	1,900	KBR, Inc.	54,150
970	Valeant Pharmaceuticals International #*	16,606	290	Kelly Services, Inc.	5,339
300	Varian, Inc. #	14,820	830	Kennametal, Inc.	24,701
900	VCA Antech, Inc. #	26,226	500	Korn/Ferry International #	8,750
1,500	Vertex Pharmaceuticals, Inc. #	51,750	500	Lincoln Electric Holdings, Inc.	40,175
500	Wellcare Health Plans, Inc. #	19,665	850	Manpower, Inc.	40,800
	Total Health Care	1,250,691	300	Mine Safety Appliances Company	9,912
			1,025	MPS Group, Inc. #	11,808
			500	MSC Industrial Direct Company, Inc.	23,850
			500	Navigant Consulting, Inc. #	9,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Mid Cap Index Fund-I
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (91.2%)	Value	Shares	Common Stock (91.2%)	Value
Industrials — continued			1,600	FLIR Systems, Inc. #*	$65,184
360	Nordson Corporation	$25,438	1,600	Foundry Networks, Inc.	27,904
800	Oshkosh Corporation	14,432	700	Gartner Group, Inc. #‡	17,052
1,130	Pentair, Inc.	39,121	900	Global Payments, Inc. ‡	39,861
1,900	Quanta Services, Inc. #*	58,672	1,490	Harris Corporation	71,744
1,750	Republic Services, Inc.	56,875	300	Imation Corporation	5,718
510	Rollins, Inc.	8,711	1,600	Ingram Micro, Inc. #	29,488
1,000	Roper Industries, Inc. *	61,180	1,855	Integrated Device Technology, Inc. #	18,587
900	Shaw Group, Inc.	52,020	800	International Rectifier Corporation #	13,504
540	SPX Corporation	68,461	1,400	Intersil Corporation	33,782
900	Stericycle, Inc. #	53,775	800	Jack Henry & Associates, Inc.	17,272
435	Teleflex, Inc.	26,674	900	KEMET Corporation #	1,224
600	Thomas & Betts Corporation #	24,828	1,350	Lam Research Corporation #	44,402
1,100	Timken Company	36,322	1,000	Lender Processing Services, Inc.	33,350
880	Trinity Industries, Inc.	33,123	900	Macrovision Solutions Corporation #	13,680
498	United Rentals, Inc. #	8,058	1,795	McAfee, Inc. #	58,786
900	URS Corporation	37,728	1,050	Mentor Graphics Corporation #	14,574
500	Wabtec Corporation	27,750	1,000	Metavante Technologies, Inc. #	22,260
475	Werner Enterprises, Inc.	11,310	650	National Instruments Corporation	22,132
600	YRC Worldwide, Inc. #*	10,140	1,800	NCR Corporation	48,348
	Total Industrials	2,002,828	900	NeuStar, Inc. #	18,882
			1,200	Palm, Inc. *	7,896
Information Technology (13.0%)			1,300	Parametric Technology Corporation #	25,181
4,400	3Com Corporation #	8,272	500	Plantronics, Inc.	12,175
385	ACI Worldwide, Inc. #	7,531	990	Polycom, Inc. #	23,364
745	Acxiom Corporation	9,566	2,900	RF Micro Devices, Inc. #*	9,483
1,300	ADC Telecommunications, Inc. #	12,298	700	Semtech Corporation #	10,199
590	ADTRAN, Inc.	13,192	500	Silicon Laboratories, Inc. #	16,355
200	Advent Software, Inc. #	8,708	500	SRA International, Inc. #	10,975
900	Alliance Data Systems Corporation #‡	57,735	900	Sybase, Inc. #	30,249
1,900	Amphenol Corporation ‡	90,573	1,600	Synopsys, Inc. #	38,432
1,100	ANSYS, Inc. #	50,468	545	Tech Data Corporation #	19,004
1,325	Arrow Electronics, Inc. #‡	42,692	1,400	Trimble Navigation, Ltd. #	46,480
4,890	Atmel Corporation #	17,262	1,000	ValueClick, Inc. #	11,900
1,660	Avnet, Inc. #‡	45,252	2,095	Vishay Intertechnology, Inc. #	18,792
450	Avocent Corporation #	10,701	2,400	Western Digital Corporation #	69,096
1,500	Broadridge Financial Solutions, LLC	31,050	700	Wind River Systems, Inc. #	8,211
2,880	Cadence Design Systems, Inc. #‡	21,283	700	Zebra Technologies Corporation #	21,567
756	CommScope, Inc. #	33,710		Total Information Technology	1,646,934
1,000	Cree, Inc. #*	19,400
1,640	Cypress Semiconductor Corporation #	44,690	Materials (7.8%)
690	Diebold, Inc.	25,516	895	Airgas, Inc. ‡	51,266
400	Digital River, Inc. #	15,956	860	Albemarle Corporation	33,480
490	DST Systems, Inc. #*	29,611	700	AptarGroup, Inc.	27,090
900	F5 Networks, Inc. #‡	26,235	675	Cabot Corporation	18,110
500	Fair Isaac Corporation ‡	11,130	500	Carpenter Technology Corporation	19,350
1,400	Fairchild Semiconductor		500	CF Industries Holdings, Inc.	81,730
	International, Inc. #‡	17,010	2,620	Chemtura Corporation	17,082

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Mid Cap Index Fund-I
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (91.2%)	Value	Shares	Common Stock (91.2%)	Value
Materials — continued			Utilities (7.3%)
1,200	Cleveland-Cliffs, Inc.	$130,089	885	AGL Resources, Inc. ‡	$30,586
1,300	Commercial Metals Company	38,805	1,175	Alliant Energy Corporation ‡	37,870
465	Cytec Industries, Inc.	25,138	1,500	Aqua America, Inc.	23,775
490	Ferro Corporation ‡	10,662	470	Black Hills Corporation	15,167
800	FMC Corporation ‡	59,496	1,245	DPL, Inc. *	31,598
1,100	Louisiana-Pacific Corporation	9,306	800	Energen Corporation	48,160
770	Lubrizol Corporation	38,346	1,765	Energy East Corporation	44,107
505	Martin Marietta Materials, Inc. *	53,010	1,400	Equitable Resources, Inc. ‡	73,150
170	Minerals Technologies, Inc.	10,967	1,781	Great Plains Energy, Inc. ‡	44,976
785	Olin Corporation	23,346	970	Hawaiian Electric Industries, Inc.	23,998
1,000	Packaging Corporation of America	25,520	525	IDACORP, Inc. *	15,650
700	Reliance Steel & Aluminum Company	44,212	2,050	MDU Resources Group, Inc.	65,416
1,315	RPM International, Inc.	26,958	870	National Fuel Gas Company	43,317
500	Scotts Company	9,740	1,725	Northeast Utilities Service Company	43,401
510	Sensient Technologies Corporation	15,871	1,130	NSTAR *	36,002
1,075	Sonoco Products Company	35,066	965	OGE Energy Corporation	31,575
2,100	Steel Dynamics, Inc.	66,528	1,100	ONEOK, Inc.	50,028
1,200	Temple-Inland, Inc.	19,500	995	PNM Resources, Inc.	11,651
1,000	Terra Industries, Inc.	54,000	1,425	Puget Energy, Inc.	39,244
1,100	Valspar Corporation	23,837	1,290	SCANA Corporation	46,685
700	Worthington Industries, Inc.	12,418	2,570	Sierra Pacific Resources	29,144
	Total Materials	980,923	1,040	Vectren Corporation	30,368
			1,200	Westar Energy, Inc.	26,496
Telecommunications Services (0.5%)			580	WGL Holdings, Inc.	20,027
2,660	Cincinnati Bell, Inc. #*	10,374	1,310	Wisconsin Energy Corporation	59,107
1,135	Telephone and Data Systems, Inc. *	48,124		Total Utilities	921,498
	Total Telecommunications Services	58,498
				Total Common Stock
				(cost $8,684,442)	11,525,809

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Mid Cap Index Fund-I
Schedule of Investments as of July 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (8.1%)	Rate (+)	Date	Value
1,027,527	Thrivent Financial Securities Lending Trust	2.540%	N/A	$1,027,527
	Total Collateral Held for Securities Loaned
	(cost $1,027,527)			1,027,527

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (9.6%)	Rate (+)	Date	Value
$100,000	Federal National Mortgage Association ‡	2.117%	9/17/2008	$99,728
1,108,165	Thrivent Money Market Fund	2.440	N/A	1,108,165
	Total Short-Term Investments (at amortized cost)			1,207,893
	Total Investments (cost $10,919,862) 108.9%			$13,761,229
	Other Assets and Liabilities, Net (8.9%)			(1,128,167)
	Total Net Assets 100.0%			$12,633,062

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 400 Index Mini-Futures	14	September 2008	$1,132,888	$1,125,460	($7,428)
Total Futures					($7,428)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At July 31, 2008, $99,728 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $1,938,151 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages, and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,909,767
Gross unrealized depreciation	(1,068,400)
Net unrealized appreciation (depreciation)	$2,841,367
Cost for federal income tax purposes	$10,919,862

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Partner Worldwide Allocation Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (83.9%)	Value^	Shares	Common Stock (83.9%)	Value^
Australia (2.9%)			Canada (2.8%)
21,677	AJ Lucas Group, Ltd. §	$118,740	1,800	Addax Petroleum Corporation	$70,295
16,182	BHP Billiton, Ltd.	603,857	2,000	Agrium, Inc.	175,742
11,967	BHP Steel, Ltd.	130,015	5,400	Barrick Gold Corporation	228,656
10,651	Campbell Brothers, Ltd.	264,749	2,100	Canadian Oil Sands Trust	105,492
16,382	Centennial Coal Company, Ltd.	79,087	6,900	CGI Group, Inc. #	73,447
5,364	CSL, Ltd.	173,441	4,700	EnCana Corporation	339,189
860	Incitec Pivot, Ltd.	131,442	1,100	Fording Canadian Coal Trust	97,228
3,052	Leighton Holdings, Ltd.	120,527	3,100	Husky Energy, Inc.	137,260
20,338	Mount Gibson Iron, Ltd. #	49,577	5,900	Nexen, Inc.	185,585
15,343	OneSteel, Ltd.	97,247	2,000	Potash Corporation of Saskatchewan #	410,879
2,674	Rio Tinto, Ltd.	313,016	2,400	Precision Drilling Trust	53,719
28,745	Transpacific Industries Group, Ltd.	193,404	3,300	Research In Motion, Ltd. #	405,539
18,605	United Group, Ltd.	232,780	2,800	Shoppers Drug Mart Corporation	148,641
9,862	Woolworths, Ltd.	232,577	900	Suncor Energy, Inc.	48,920
	Total Australia	2,740,459	3,800	Teck Cominco, Ltd.	174,525
			4,500	Viterra, Inc. #	53,174
Austria (0.3%)				Total Canada	2,708,291
3,000	Erste Bank der Oesterreichischen
	Sparkassen AG	191,374	Cayman Islands (0.3%)
1,410	OMV AG	97,091	182,000	New World Department Store
	Total Austria	288,465		China, Ltd. #	146,125
			77,500	Stella International Holdings, Ltd.	136,205
Belgium (0.5%)				Total Cayman Islands	282,330
1,270	Belgacom SA	49,950
441	Colruyt SA	122,868	Chile (0.3%)
2,898	Compagnie d’ Entreprises CFE	288,138	5,600	Banco Santander Chile SA ADR	255,920
584	Group Bruxelles Lambert SA	64,777		Total Chile	255,920
	Total Belgium	525,733
			China (0.4%)
Bermuda (0.2%)			310,000	PetroChina Company, Ltd.	412,748
160,000	GOME Electrical Appliances Holdings, Ltd.	67,090		Total China	412,748
43,000	Noble Group, Ltd.	67,063
	Total Bermuda	134,153	Denmark (0.7%)
			1,150	FLSmidth & Company	110,548
Brazil (2.6%)			3,600	Novo Nordisk AS	228,260
19,500	Banco Bradesco SA ADR	413,985	1,800	Sydbank AS	68,041
20,000	Companhia Vale do Rio Doce SP ADR ‡	523,400	1,850	Vestas Wind Systems #	241,271
14,200	Empresa Brasileira de Aeronautica			Total Denmark	648,120
	SA ADR ±‡	433,952
11,463	Lojas Renner SA	224,605	Finland (0.9%)
10,000	Petroleo Brasileiro SA ADR ‡	458,400	3,478	Fortum Oyj	153,313
7,300	Souza Cruz SA	207,772	4,183	Konecranes Oyj	166,180
6,774	Ultrapar Participacoes SA	246,689	10,698	Nokia Oyj	291,968
	Total Brazil	2,508,803	2,787	Nokian Renkaat Oyj	120,000
			3,130	Outotec Oyj	159,418
				Total Finland	890,879

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Partner Worldwide Allocation Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (83.9%)	Value^	Shares	Common Stock (83.9%)	Value^
France (5.2%)			Greece (0.7%)
1	Air Liquide	$78	6,135	Alpha Bank AE	$180,903
2,192	Alstom	245,362	3,247	Greek Organization of Football
19,400	Axa SA	570,183		Prognostics SA	116,177
6,100	Cap Gemini SA	389,426	8,872	Jumbo SA	228,137
2,483	Eurofins Scientific	225,937	3,446	National Bank of Greece SA	162,324
875	Eutelsat Communications	24,472		Total Greece	687,541
7,039	Gdf Suez	440,514
1,625	Ingenico	43,918	Hong Kong (1.6%)
1,449	Lafarge SA	197,125	30,000	BOC Hong Kong (Holdings), Ltd.	75,526
3,880	Orpea #	212,578	460,000	China Everbright International, Ltd.	127,229
139	Rubis	12,738	31,000	China Mobile, Ltd.	414,165
5,200	Schneider Electric SA	575,779	67,000	Hang Lung Group, Ltd.	297,150
528	Sechilienne SA	41,912	4,600	Hang Seng Bank, Ltd.	90,025
2,468	Stallergenes	225,310	18,000	Hutchison Whampoa, Ltd.	168,384
5	Suez Lyonnaise des Eaux	299	165,000	Swire Pacific, Ltd.	350,752
2,093	Teleperformance	80,351	12,000	Wharf Holdings, Ltd.	53,038
1,075	UBISOFT Entertainment SA #	105,801		Total Hong Kong	1,576,269
577	Unibail-Rodamco	129,080
364	Vallourec SA	108,382	Hungary (0.4%)
1,369	Vilmorin & Cie	257,795	1,900	Richter Gedeon Nyrt	432,244
2,890	Vinci SA	163,397		Total Hungary	432,244
23,532	Vivendi Universal SA	983,866
	Total France	5,034,303	Indonesia (0.3%)
			130,000	PT Astra International Tbk	319,226
Germany (6.0%)				Total Indonesia	319,226
13,100	Adidas AG	801,950
1,924	BASF SE	121,782	Ireland (0.1%)
4,143	Bayer AG	356,542	1,775	Paddy Power plc	49,462
4,100	Bayerische Motoren Werke AG	184,137		Total Ireland	49,462
21,400	Deutsche Post AG-REG	502,167
3,213	E.ON AG	612,291	Israel (0.5%)
7,131	ElringKlinger AG	194,481	8,500	Check Point Software Technologies, Ltd.	194,055
2,395	Fresenius Medical Care AG & Company	131,929	5,500	Teva Pharmaceutical Industries,
3,504	GEA Group AG	115,289		Ltd. ADR	246,620
4,080	Gerresheimer AG #	211,424		Total Israel	440,675
1,350	Hannover Rueckversicherung AG	64,271
1,720	K+S AG	211,509	Italy (3.4%)
3,126	Krones AG	247,337	16,980	Ansaldo STS SPA	252,438
4,981	Leoni AG	206,042	12,504	Enel SPA	115,559
1,370	MAN AG	137,399	21,300	Eni SPA	718,745
492	Muenchener Rueckversicherungs -		8,035	Fiat SPA	137,481
	Gesellschaft AG	81,668	26,400	Finmeccanica SPA	778,386
1,261	Rational AG	234,515	2,403	Lottomatica SPA	74,919
962	RWE AG	115,111	34,894	Maire Tecnimont SPA	213,283
1,805	SGL Carbon AG #	120,139	18,207	Terna-Rete Elettrica Nationale SPA	75,557
7,600	Siemens AG	928,650	12,462	Trevi Finanziaria SPA	291,979
1,757	Vossloh AG	226,822	97,600	Unicredit SPA	581,459
	Total Germany	5,805,455		Total Italy	3,239,806

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Partner Worldwide Allocation Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (83.9%)	Value^	Shares	Common Stock (83.9%)	Value^
Japan (14.0%)			5,500	Shin-Etsu Chemical Company, Ltd.	$336,503
5,700	Asahi Breweries, Ltd.	$107,228	18,700	Shinko Plantech Company, Ltd.	267,326
5,000	Bank of Kyoto, Ltd.	52,089	19,600	Sojitz Corporation	60,008
34,000	Bridgestone Corporation	554,814	10	So-net M3, Inc.	38,808
2,400	Canon, Inc.	109,693	1,200	Sony Corporation	45,378
6,600	Capcom Company, Ltd.	205,562	7,700	Sugi Pharmacy Company, Ltd.	218,450
10,000	Chiba Bank, Ltd.	66,728	56,100	Sumitomo Corporation	757,259
3,400	Credit Saison Company, Ltd.	71,353	89,200	Sumitomo Trust and Banking
50	CyberAgent, Inc.	66,114		Company, Ltd.	614,209
5,000	Daihatsu Motor Company, Ltd.	59,233	6,000	Suruga Bank, Ltd.	74,793
15,100	Daiichi Sankyo Company, Ltd.	450,832	6,400	Sysmex Corporation	263,434
3,500	Daikin Industries, Ltd.	149,458	1,300	T&D Holdings, Inc.	82,026
9,100	Daiseki Company, Ltd.	290,590	8,000	Takeda Pharmaceutical Company, Ltd.	424,754
14,400	Daito Trust Construction Company, Ltd.	656,644	20,000	Tokai Carbon Company, Ltd.	237,414
6,700	Exedy Corporation	148,164	4,800	Tokio Marine Holdings, Inc.	180,093
1,600	FamilyMart Company, Ltd.	70,063	2,100	Toyoda Gosei Company, Ltd.	57,608
1,230	Fast Retailing Company, Ltd.	137,622	2,000	Toyota Boshoku Corporation	44,204
21,000	Fujitsu, Ltd.	151,880	12,600	Toyota Motor Corporation	543,155
1,900	Hisamitsu Pharmaceutical Company, Inc.	79,593	8,400	Unicharm Petcare Corporation	253,702
5,000	Hitachi Metals, Ltd.	82,407	8,312	Yamatake Corporation	200,412
31,000	Hitachi, Ltd.	223,468		Total Japan	13,477,092
3,500	Honda Motor Company, Ltd.	111,732
4,200	Hosiden Corporation	68,463	Luxembourg (0.4%)
12	INPEX Holdings, Inc.	121,378	1,150	Oriflame Cosmetics SA	74,415
14,000	ITOCHU Corporation	139,125	5,000	Tenaris SA ADR ‡	301,250
1,700	JFE Holdings, Inc.	82,625		Total Luxembourg	375,665
7,400	Komatsu, Ltd.	183,773
2,200	KONAMI Corporation	69,571	Malaysia (0.5%)
25,000	Kureha Corporation	137,421	56,000	Bumiputra-Commerce Holdings Berhad	149,530
2,100	Kurita Water Industries, Ltd.	66,734	100,000	Public Bank Berhad	321,176
1,500	LAWSON, Inc.	77,558		Total Malaysia	470,706
2,000	Makita Corporation	68,434
22,000	Marubeni Corporation	160,270	Mexico (1.7%)
12,000	Matsushita Electric Industrial		168,000	Consorcio ARA SAB de CV	139,403
	Company, Ltd.	253,008	10,500	Fomento Economico Mexicano
9,100	Mitsubishi Corporation	265,173		SAB de CV ADR	481,530
19,000	Mitsubishi Electric Corporation	187,257	3,600	Grupo Aeroportuario del Sureste
100,400	Mitsubishi UFJ Financial Group, Inc.	886,559		SAB de CV ADR	184,176
8,000	Mitsui & Company, Ltd.	164,130	88,000	Grupo Financiero Banorte SA de CV ADR	378,691
13,000	Mitsui Osk Lines, Ltd.	168,353	117,000	Organizacion Soriana SAB de CV	430,644
16,952	Mitsui Sumitomo Insurance			Total Mexico	1,614,444
	Group Holdings, Inc. #	561,892
9,200	Nichi-iko Pharmaceutical Company, Ltd.	250,263	Netherlands (1.9%)
5,000	Nikon Corporation	145,271	2,777	Arcelor Mittal	245,655
600	Nintendo Company, Ltd.	291,112	1,369	Furgo NV	97,130
8,000	Nippon Electric Glass Company, Ltd.	117,732	1,761	Gemalto NV #	66,407
13,000	Nippon Yusen Kabushiki Kaisha	111,085	7,738	Imtech NV	171,165
4,600	NPC, Inc.	224,791	19,800	ING Groep NV	645,651
151	Rakuten, Inc.	75,789	12,625	Koninklijke (Royal) KPN NV	219,775
900	Sankyo Company, Ltd.	54,522

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Partner Worldwide Allocation Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (83.9%)	Value^	Shares	Common Stock (83.9%)	Value^
Netherlands — continued			2,400	Kookmin Bank	$136,095
1,286	Koninklijke Boskalis Westminster NV	$68,711	647	MegaStudy Company, Ltd.	162,084
1,216	Koninklijke DSM NV	73,782	11,000	Pusan Bank	133,556
8,666	Reed Elsevier NV	143,543	14,280	S&T Dynamics Company, Ltd.	171,569
5,032	Unilever NV	138,773	1,440	Samsung Electronics Company, Ltd.	529,388
	Total Netherlands	1,870,592	2,200	Samsung Electronics Company,
				Ltd. GDR ≤	613,013
Norway (2.2%)			350	Shinsegae Company, Ltd.	180,162
6,200	DnB NOR ASA	79,179	1,581	Taewoong Company, Ltd.	155,484
47,200	Norsk Hydro ASA	590,076		Total South Korea	2,355,032
15,683	ODIM ASA #	278,668
29,600	Statoil ASA	958,850	Spain (2.6%)
9,317	Tomra Systems ASA	64,497	21,800	Banco Bilbao Vizcaya Argentaria SA	400,612
2,050	Yara International ASA	145,635	1,687	General de Alquiler de Maquinaria #	25,970
	Total Norway	2,116,905	2,455	Grifols SA	73,436
			29,400	Iberdrola SA	399,365
Philippines (0.3%)			14,108	Mapfre SA	70,280
750,000	Ayala Land, Inc.	165,112	58,644	Telefonica SA	1,521,634
157,200	Bank of the Philippine Islands	142,752		Total Spain	2,491,297
	Total Philippines	307,864
			Sweden (0.9%)
Portugal (0.2%)			8,400	Alfa Laval AB	130,624
28,704	Mota Engil SGPS SA	168,490	3,800	Hennes & Mauritz AB	202,785
	Total Portugal	168,490	13,624	Intrum Justitia AB	217,521
			850	Modern Times Group AB	47,741
Russia (0.5%)			3,800	Nordea Bank AB	53,857
5,500	LUKOIL ADR	456,793	24,560	Telefonaktiebolaget LM Ericsson	257,732
	Total Russia	456,793		Total Sweden	910,260

Singapore (1.1%)			Switzerland (6.3%)
250,000	Midas Holding, Ltd.	130,997	13,919	ABB, Ltd.	364,908
110,000	Parkway Holdings, Ltd.	159,329	5,500	Adecco SA	251,908
10,800	Singapore Airlines, Ltd.	94,551	730	Burckhardt Compression Holding AG	197,755
204,600	Singapore Telecommunications, Ltd.	532,388	1,082	Komax Holding AG	146,081
4,900	United Overseas Bank, Ltd.	69,286	3,747	Logitech International SA #	99,227
18,000	Wilmar International, Ltd.	57,537	842	Lonza Group AG	122,043
	Total Singapore	1,044,088	771	Meyer Burger Technology AG #	214,854
			37,420	Nestle SA	1,641,425
			25,828	Novartis AG	1,533,296
South Africa (0.8%)			2,067	Roche Holding AG	381,903
49,000	Massmart Holdings, Ltd.	497,483	1,300	Sonova Holding AG	94,483
80,000	Truworths International, Ltd.	315,563	9,200	Swiss Reinsurance Company	572,114
	Total South Africa	813,046	2,056	Temenos Group AG #	60,560
			128	Vetropack Holding AG	291,954
South Korea (2.5%)			411	Zurich Financial Services AG	108,026
1,766	Daewoong Pharmaceutical			Total Switzerland	6,080,537
	Company, Ltd.	135,072
4,701	JVM Company, Ltd.	138,609

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Partner Worldwide Allocation Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (83.9%)	Value^	Shares	Common Stock (83.9%)	Value^
Taiwan (1.2%)			26,066	Group 4 Securicor plc	$99,211
70,000	Taiwan Mobile Company, Ltd.	$125,862	20,020	HMV Group plc	47,600
195,983	Taiwan Semiconductor Manufacturing		11,511	ICAP plc	113,556
	Company, Ltd. #	354,062	9,203	IG Group Holdings plc	64,208
67,338	Taiwan Semiconductor Manufacturing		9,086	Imperial Tobacco Group plc	339,337
	Company, Ltd. ADR #	639,709	22,237	International Power plc	180,964
	Total Taiwan	1,119,633	3,632	Intertek Group plc	72,528
			9,569	John Wood Group plc	79,826
Thailand (0.6%)			211,300	Kingfisher plc	491,079
60,000	PTT Exploration & Production Public		26,860	Laird plc	153,547
	Company, Ltd.	265,154	17,087	Man Group plc	206,395
56,000	Siam Cememt Public Company, Ltd.	285,275	44,600	Pearson plc	571,030
	Total Thailand	550,429	6,062	Petrofac, Ltd.	76,754
			19,464	Prudential plc	208,436
Turkey (0.9%)			30,727	PV Crystalox Solar plc	105,495
71,000	Akbank TAS	393,513	5,023	Reckitt Benckiser Group plc	273,855
7,500	BIM Birlesik Magazalar AS	281,138	2,983	Rio Tinto plc	312,160
9,000	Migros Turk TAS	157,071	14,789	Rotork plc	319,527
	Total Turkey	831,722	65,677	Royal Bank of Scotland Group plc	272,498
			20,463	Stagecoach Group plc	114,787
United Kingdom (13.4%)			14,313	Standard Chartered plc	435,776
8,175	Aggreko plc	114,447	17,196	Tesco plc	122,144
7,003	Anglo American plc	400,338	5,631	Ultra Electronics Holdings	145,236
10,300	AstraZeneca plc	500,615	32,340	Unilever plc	886,667
5,036	Autonomy Corporation plc #	106,101	286,300	Vodafone Group plc	766,909
2,650	Aveva Group plc	81,996	17,901	VT Group plc	224,878
22,101	Babcock International Group	263,600	34,470	William Morrison Supermarkets plc	175,835
17,837	BG Group plc	403,120	51,700	WPP Group plc	490,755
8,346	BHP Billiton plc	276,214	3,668	Xstrata plc	263,090
9,587	British American Tobacco plc	345,972		Total United Kingdom	12,841,070
66,700	British Sky Broadcasting Group plc	597,828	United States (1.8%)
31,668	Carillion plc	177,372	3,256	iShares MSCI EAFE Index Fund	216,166
1,610	Chemring Group plc	75,564	75,700	WisdomTree India Earnings Fund #‡	1,478,421
25,425	Cobham plc	101,629		Total United States	1,694,587
19,385	Compass Group plc	139,756		Total Common Stock
2,060	Dana Petrolem plc #	58,553		(cost $85,612,816)	80,571,134
15,203	Dignity plc	221,659
9,573	Enterprise Inns plc	58,824
51,326	Fenner plc	247,494
17,273	GAME GROUP plc	87,413
41,548	GlaxoSmithKline plc	968,493

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (9.9%)	Rate	Date	Value^
Argentina (0.6%)
$1,310,000	Republic of Argentina †	3.127%	8/4/2008	$531,205
190,000	Republic of Argentina >	1.330	12/31/2038	63,460
	Total Argentina			594,665

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Partner Worldwide Allocation Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (9.9%)	Rate	Date	Value^
Brazil (1.0%)
$840,000	Federative Republic of Brazil	6.000%	1/17/2017	$858,060
70,000	Independencia International, Ltd. ≤	9.875	5/15/2015	68,512
	Total Brazil			926,572

Colombia (0.4%)
100,000	Colombia Government International Bond	7.375	1/27/2017	109,500
280,000	Colombia Government International Bond	7.375	9/18/2037	305,900
	Total Colombia			415,400

Dominican Republic (0.1%)
87,438	Dominican Republic International Bond	9.040	1/23/2018	87,220
	Total Dominican Republic			87,220

Ecuador (0.2%)
230,000	Republic of Ecuador	10.000	8/15/2030	211,600
	Total Ecuador			211,600

Germany (0.1%)
100,000	ABN AMRO	9.625	3/1/2013	109,500
	Total Germany			109,500

Indonesia (0.2%)
200,000	Republic of Indonesia Government International Bond	7.750	1/17/2038	191,997
	Total Indonesia			191,997

Ireland (0.1%)
100,000	VIP Finance Ireland, Ltd. ≤	9.125	4/30/2018	97,804
	Total Ireland			97,804

Kazakhstan (0.1%)
100,000	KazMunaiGaz Finance Sub BV ≤	8.375	7/2/2013	101,875
	Total Kazakhstan			101,875

Lebanon (0.2%)
10,000	Lebanon Government International Bond	8.500	1/19/2016	9,938
256,500	Lebanon Government International Bond	4.000	12/31/2017	207,124
	Total Lebanon			217,062

Luxembourg (0.1%)
70,000	Evraz Group SA ≤	9.500	4/24/2018	67,466
60,000	Gaz Capital SA	8.146	4/11/2018	60,808
	Total Luxembourg			128,274

Mexico (0.9%)
900,000	Mexican Bonos	10.000	12/5/2024	96,795
10,000	Mexico Government International Bond	8.300	8/15/2031	12,525
680,000	Mexico Government International Bond	7.500	4/8/2033	790,500
	Total Mexico			899,820

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Partner Worldwide Allocation Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (9.9%)	Rate	Date	Value^
Netherlands (0.8%)
$700,000	Majapahit Holding BV	7.750%	10/17/2016	$643,484
150,000	TuranAlem Finance BV	8.000	3/24/2014	120,562
	Total Netherlands			764,046

Panama (0.3%)
260,000	Panama Government International Bond	6.700	1/26/2036	264,550
	Total Panama			264,550

Peru (0.6%)
430,000	Peruvian Government International Bond	8.375	5/3/2016	506,562
10,000	Peruvian Government International Bond	6.550	3/14/2037	10,360
	Total Peru			516,922

Philippines (0.5%)
360,000	Philippine Government International Bond	10.625	3/16/2025	489,132
	Total Philippines			489,132

Russia (1.0%)
40,000	Russia Government International Bond	12.750	6/24/2028	71,008
768,300	Russian Federation	7.500	3/31/2030	864,338
	Total Russia			935,346

South Africa (0.2%)
220,000	Republic of South Africa	5.875	5/30/2022	206,800
	Total South Africa			206,800

Trinidad And Tobago (0.2%)
170,000	National Gas Co of Trinidad & Tobago, Ltd. ≤	6.050	1/15/2036	153,922
	Total Trinidad And Tobago			153,922

Turkey (0.8%)
10,000	Republic of Turkey	7.250	3/5/2038	9,412
740,000	Turkey Government International Bond	6.750	4/3/2018	733,525
	Total Turkey			742,937

Ukraine (0.4%)
200,000	Ukraine Government	7.650	6/11/2013	195,250
170,000	Ukraine Government International Bond	6.750	11/14/2017	150,960
	Total Ukraine			346,210

Uruguay (0.5%)
500,000	Oriental Republic of Uruguay	7.625	3/21/2036	497,500
	Total Uruguay			497,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Partner Worldwide Allocation Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (9.9%)	Rate	Date	Value^
Venezuela (0.6%)
$220,000	Venezuela Government International Bond	10.750%	9/19/2013	$225,500
80,000	Venezuela Government International Bond	6.000	12/9/2020	54,000
10,000	Venezuela Government International Bond	9.000	5/7/2023	8,490
140,000	Venezuela Government International Bond	9.250	9/15/2027	127,610
150,000	Venezuela Government International Bond	9.375	1/13/2034	128,850
50,000	Venezuela Government International Bond	7.000	3/31/2038	33,375
	Total Venezuela			577,825
	Total Long-Term Fixed Income
	(cost $9,714,656)			9,476,979

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.8%)	Rate (+)	Date	Value
$200,000	Federal National Mortgage Association ‡	2.120%	9/17/2008	$199,456
5,391,423	Thrivent Money Market Fund	2.440	N/A	5,391,423
	Total Short-Term Investments (at amortized cost)			5,590,879
	Total Investments (cost $100,918,351) 99.6%			$95,638,992
	Other Assets and Liabilities, Net 0.4%			424,632
	Total Net Assets 100.0%			$96,063,624

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
E-Mini MSCI EAFE Index Futures	17	September 2008	$1,767,642	$1,605,905	($161,737)
Total Futures					($161,737)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Partner Worldwide Allocation Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Foreign Currency Forward	Contracts to	Settlement	Value on		Unrealized
Contracts (Purchases)	Deliver/Receive	Date	Settlement Date	Value	Gain/(Loss)
Australian Dollar	30,709	8/1/08 – 8/6/08	$29,111	$28,916	($195)
Brazilian Real	424,277	8/4/08	254,000	270,691	16,691
Brazilian Real	166,525	11/4/08	103,335	103,718	383
Chinese Renminbi Yua	684,798	8/4/08	100,300	100,287	(13)
Chinese Renminbi Yua	684,798	11/4/08	101,212	101,489	277
European Monetary Unit	107,442	8/1/08 – 8/6/08	167,565	167,590	25
Great Britian Pound	29,805	8/1/08 – 8/6/08	59,104	59,079	(25)
Japanese Yen	10,593,037	8/1/08 – 8/6/08	97,978	98,188	210
Norwegian Krone	336,708	8/1/08 – 8/6/08	65,567	65,717	150
Total Foreign Currency Forward
Contracts (Purchases)			$978,172	$995,675	$17,503

Foreign Currency Forward	Contracts to	Settlement	Value on		Unrealized
Contracts (Sales)	Deliver/Receive	Date	Settlement Date	Value	Gain/(Loss)
Brazilian Real	424,277	8/4/08	$265,230	$270,691	($5,461)
Chinese Renminbi Yua	684,798	8/4/08	100,322.00	100,287	35
European Monetary Unit	30,182	8/1/08 – 8/6/08	47,011.00	47,078	(67)
Japanese Yen	8,518,403	8/1/08 – 8/6/08	78,834.00	78,958	(124)
Singapore Dollar	185,587	8/1/08 – 8/6/08	135,454.00	135,722	(268)
Total Foreign Currency Forward
Contracts (Sales)			$626,851	$632,736	($5,885)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$11,618

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

± Designated as cover for long settling trades.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

‡ At July 31, 2008, $199,456 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $2,872,821 of investments were earmarked as collateral to cover open financial futures contracts.

^ Security is fair valued.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2008, the value of these investments was $1,102,592 or 1.1% of total net assets.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

GDR — Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,455,414
Gross unrealized depreciation	(7,734,773)
Net unrealized appreciation (depreciation)	($5,279,359)
Cost for federal income tax purposes	$100,918,351

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Partner International Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (97.1%)	Value^	Shares	Common Stock (97.1%)	Value^
Australia (3.4%)			9,500	Suncor Energy, Inc.	$516,377
162,445	BHP Billiton, Ltd.	$6,061,891	38,300	Teck Cominco, Ltd.	1,759,032
122,121	BHP Steel, Ltd.	1,326,784	46,000	Viterra, Inc. #	543,555
161,091	Centennial Coal Company, Ltd. *	777,696		Total Canada	26,752,480
54,995	CSL, Ltd.	1,778,218
8,788	Incitec Pivot, Ltd.	1,343,155	Denmark (1.1%)
31,308	Leighton Holdings, Ltd. *	1,236,386	11,900	FLSmidth & Company	1,143,930
200,791	Mount Gibson Iron, Ltd. #	489,461	36,994	Novo Nordisk AS	2,345,629
158,115	OneSteel, Ltd.	1,002,169	18,000	Sydbank AS	680,406
27,237	Rio Tinto, Ltd.	3,188,340	18,550	Vestas Wind Systems #	2,419,233
98,823	Woolworths, Ltd.	2,330,557		Total Denmark	6,589,198
	Total Australia	19,534,657
			Finland (1.0%)
Austria (0.2%)			34,837	Fortum Oyj	1,535,643
14,427	OMV AG	993,429	108,488	Nokia Oyj	2,960,837
	Total Austria	993,429	28,218	Nokian Renkaat Oyj	1,214,985
				Total Finland	5,711,465
Belgium (0.4%)
12,807	Belgacom SA	503,704	France (7.3%)
4,414	Colruyt SA	1,229,799	1	Air Liquide	26
5,991	Group Bruxelles Lambert SA	664,520	22,018	Alstom	2,464,594
	Total Belgium	2,398,023	199,100	Axa SA	5,851,726
			66,600	Cap Gemini SA	4,251,762
Bermuda (0.2%)			8,740	Eutelsat Communications	244,436
1,620,000	GOME Electrical Appliances		71,080	Gdf Suez	4,448,326
	Holdings, Ltd.	679,285	16,008	Ingenico	432,638
439,000	Noble Group, Ltd.	684,665	14,550	Lafarge SA	1,979,411
	Total Bermuda	1,363,950	55,300	Schneider Electric SA *	6,123,188
			12	Suez Lyonnaise des Eaux	718
Brazil (0.8%)			20,608	Teleperformance	791,143
155,100	Empresa Brasileira de Aeronautica		11,099	UBISOFT Entertainment SA	1,092,363
	SA ADR *	4,739,856	6,033	Unibail-Rodamco	1,349,640
	Total Brazil	4,739,856	3,654	Vallourec SA	1,087,989
			29,566	Vinci SA	1,671,625
Canada (4.6%)			249,197	Vivendi Universal SA	10,418,852
17,700	Addax Petroleum Corporation	691,233		Total France	42,208,437
20,600	Agrium, Inc.	1,810,145
45,100	Barrick Gold Corporation	1,909,703	Germany (7.9%)
21,600	Canadian Oil Sands Trust	1,085,062	131,800	Adidas AG	8,068,479
69,778	CGI Group, Inc. #	742,754	19,522	BASF SE	1,235,672
47,700	EnCana Corporation	3,442,412	41,527	Bayer AG	3,573,764
10,900	Fording Canadian Coal Trust	963,437	44,500	Bayerische Motoren Werke AG	1,998,564
25,700	Husky Energy, Inc.	1,137,928	223,000	Deutsche Post AG-REG *	5,232,865
60,400	Nexen, Inc.	1,899,887	32,209	E.ON AG	6,137,962
167	Nortel Networks Corporation #	1,276	24,200	Fresenius Medical Care AG & Company	1,333,061
19,900	Potash Corporation of Saskatchewan	4,088,245	33,758	GEA Group AG	1,110,712
25,000	Precision Drilling Trust	559,570	13,555	Hannover Rueckversicherung AG	645,331
33,100	Research In Motion, Ltd. #	4,067,680	17,132	K+S AG	2,106,726
28,900	Shoppers Drug Mart Corporation	1,534,184	14,017	MAN AG	1,405,786

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Partner International Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (97.1%)	Value^	Shares	Common Stock (97.1%)	Value^
Germany — continued			16,500	FamilyMart Company, Ltd.	$722,527
4,986	Muenchener Rueckversicherungs-		12,567	Fast Retailing Company, Ltd.	1,406,096
	Gesellschaft AG	$827,633	211,000	Fujitsu, Ltd.	1,526,035
9,909	RWE AG	1,185,689	19,000	Hisamitsu Pharmaceutical
18,434	SGL Carbon AG #	1,226,944		Company, Inc.	795,933
80,596	Siemens AG	9,848,087	50,000	Hitachi Metals, Ltd.	824,067
	Total Germany	45,937,275	310,000	Hitachi, Ltd.	2,234,683
			35,500	Honda Motor Company, Ltd.	1,133,277
Greece (0.8%)			41,200	Hosiden Corporation	671,586
63,232	Alpha Bank AE	1,864,520	127	INPEX Holdings, Inc.	1,284,586
33,178	Greek Organization of Football		138,000	ITOCHU Corporation	1,371,373
	Prognostics SA	1,187,106	17,000	JFE Holdings, Inc.	826,253
35,631	National Bank of Greece SA	1,678,397	77,700	Komatsu, Ltd.	1,929,620
	Total Greece	4,730,023	22,800	KONAMI Corporation	721,013
			21,400	Kurita Water Industries, Ltd.	680,048
Hong Kong (0.7%)			15,000	LAWSON, Inc.	775,575
305,000	BOC Hong Kong (Holdings), Ltd.	767,848	19,700	Makita Corporation	674,078
46,800	Hang Seng Bank, Ltd.	915,909	228,000	Marubeni Corporation	1,660,982
182,000	Hutchison Whampoa, Ltd.	1,702,552	119,000	Matsushita Electric Industrial
111	Vtech Holdings, Ltd.	674		Company, Ltd.	2,508,994
118,000	Wharf Holdings, Ltd.	521,541	92,500	Mitsubishi Corporation	2,695,443
	Total Hong Kong	3,908,524	194,000	Mitsubishi Electric Corporation	1,911,988
			1,025,400	Mitsubishi UFJ Financial Group, Inc.	9,054,558
			79,000	Mitsui & Company, Ltd.	1,620,781
Ireland (0.1%)			132,000	Mitsui Osk Lines, Ltd.	1,709,433
17,483	Paddy Power plc	487,181	180,055	Mitsui Sumitomo Insurance Group	5,968,118
	Total Ireland	487,181		Holdings, Inc. #
			52,000	Nikon Corporation	1,510,817
Italy (4.5%)			6,300	Nintendo Company, Ltd.	3,056,671
128,883	Enel SPA	1,191,107	81,000	Nippon Electric Glass Company, Ltd.	1,192,041
226,600	Eni SPA	7,646,363	133,000	Nippon Yusen Kabushiki Kaisha	1,136,481
82,826	Fiat SPA	1,417,176	1,513	Rakuten, Inc.	759,391
270,600	Finmeccanica SPA	7,978,458	9,800	Sankyo Company, Ltd.	593,684
24,329	Lottomatica SPA	758,514	58,300	Shin-Etsu Chemical Company, Ltd.	3,566,934
187,737	Terna-Rete Elettrica Nationale SPA	779,090	203,374	Sojitz Corporation	622,654
1,019,900	Unicredit SPA	6,076,129	12,700	Sony Corporation	480,252
	Total Italy	25,846,837	577,000	Sumitomo Corporation	7,788,564
			930,800	Sumitomo Trust and Banking
Japan (19.0%)				Company, Ltd.	6,409,261
57,600	Asahi Breweries, Ltd.	1,083,567	56,000	Suruga Bank, Ltd.	698,067
56,000	Bank of Kyoto, Ltd.	583,392	12,800	T&D Holdings, Inc.	807,639
345,500	Bridgestone Corporation	5,637,884	83,200	Takeda Pharmaceutical Company, Ltd.	4,417,443
23,500	Canon, Inc.	1,074,073	48,500	Tokio Marine Holdings, Inc.	1,819,691
97,000	Chiba Bank, Ltd.	647,260	21,700	Toyoda Gosei Company, Ltd.	595,284
35,300	Credit Saison Company, Ltd.	740,807	20,500	Toyota Boshoku Corporation	453,094
516	CyberAgent, Inc.	682,295	132,500	Toyota Motor Corporation	5,711,746
56,000	Daihatsu Motor Company, Ltd.	663,407		Total Japan	110,453,419
158,600	Daiichi Sankyo Company, Ltd. *	4,735,230
35,400	Daikin Industries, Ltd.	1,511,657	Luxembourg (0.1%)
148,400	Daito Trust Construction		11,950	Oriflame Cosmetics SA	773,271
	Company, Ltd.	6,767,086		Total Luxembourg	773,271

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Partner International Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (97.1%)	Value^	Shares	Common Stock (97.1%)	Value^
Netherlands (3.0%)			Switzerland (10.2%)
28,233	Arcelor Mittal	$2,497,509	139,468	ABB, Ltd.	$3,656,368
13,986	Furgo NV	992,299	59,400	Adecco SA *	2,720,604
18,105	Gemalto NV #	682,732	6,350	Givaudan SA	5,168,896
211,300	ING Groep NV	6,890,206	38,426	Logitech International SA #	1,017,585
126,684	Koninklijke (Royal) KPN NV	2,205,301	8,647	Lonza Group AG	1,253,337
12,738	Koninklijke Boskalis Westminster NV	680,590	384,420	Nestle SA	16,862,544
12,583	Koninklijke DSM NV	763,483	267,466	Novartis AG	15,878,298
87,022	Reed Elsevier NV	1,441,421	20,732	Roche Holding AG	3,830,481
52,129	Unilever NV	1,437,617	13,444	Sonova Holding AG	977,104
	Total Netherlands	17,591,158	97,800	Swiss Reinsurance Company	6,081,817
			20,308	Temenos Group AG #*	598,179
Norway (3.2%)			4,202	Zurich Financial Services AG	1,104,439
63,900	DnB NOR ASA	816,056		Total Switzerland	59,149,652
491,600	Norsk Hydro ASA	6,145,787
309,849	Statoil ASA *	10,037,116	Taiwan (1.1%)
21,200	Yara International ASA	1,506,079	690,701	Taiwan Semiconductor Manufacturing
	Total Norway	18,505,038		Company, Ltd. ADR *	6,561,659
				Total Taiwan	6,561,659
Singapore (1.4%)
562,000	Golden Agri-Resources, Ltd.	290,371	United Kingdom (19.2%)
121,600	Singapore Airlines, Ltd.	1,336,897	83,540	Aggreko plc	1,169,527
2,034,590	Singapore Telecommunications, Ltd.	5,294,189	70,296	Anglo American plc	4,018,590
51,700	United Overseas Bank, Ltd.	731,033	107,800	AstraZeneca plc	5,239,443
180,000	Wilmar International, Ltd.	575,371	49,731	Autonomy Corporation plc #	1,047,762
	Total Singapore	8,227,861	26,165	Aveva Group plc	809,590
			178,081	BG Group plc	4,024,666
South Korea (1.1%)			85,058	BHP Billiton plc	2,815,024
11,831	Samsung Electronics Company, Ltd.	6,545,581	96,051	British American Tobacco plc	3,466,251
	Total South Korea	6,545,581	687,600	British Sky Broadcasting Group plc	6,162,913
			15,854	Chemring Group plc	744,098
Spain (4.5%)			262,523	Cobham plc	1,049,363
223,200	Banco Bilbao Vizcaya Argentaria SA	4,101,679	197,890	Compass Group plc	1,426,691
25,170	Grifols SA	752,905	20,887	Dana Petrolem plc #	593,688
331,600	Iberdrola SA	4,504,401	95,643	Enterprise Inns plc	587,698
141,661	Mapfre SA	705,698	177,262	GAME GROUP plc	897,062
616,923	Telefonica SA	16,007,280	436,435	GlaxoSmithKline plc	10,173,391
	Total Spain	26,071,963	268,633	Group 4 Securicor plc	1,022,456
			197,670	HMV Group plc	469,981
Sweden (1.3%)	Alfa Laval AB	1,321,791	116,546	ICAP plc	1,149,728
38,750	Hennes & Mauritz AB	2,067,871	93,893	IG Group Holdings plc	655,074
8,725	Modern Times Group AB	490,048	92,388	Imperial Tobacco Group plc	3,450,440
38,400	Nordea Bank AB	544,238	215,740	International Power plc	1,755,683
266,140	Telefonaktiebolaget LM Ericsson	2,792,863	35,684	Intertek Group plc	712,577
	Total Sweden	7,216,811	94,781	John Wood Group plc	790,675
			2,301,400	Kingfisher plc	5,348,645
			41,998	Laird plc	240,084
			176,086	Man Group plc	2,126,958

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Partner International Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (97.1%)	Value^	Shares	Common Stock (97.1%)	Value^
United Kingdom — continued			175,246	Tesco plc	$1,244,785
458,500	Pearson plc	$5,870,345	334,065	Unilever plc	9,159,076
59,622	Petrofac, Ltd.	754,901	2,759,787	Vodafone Group plc	7,392,619
193,602	Prudential plc	2,073,249	354,791	William Morrison Supermarkets plc	1,809,821
50,342	Reckitt Benckiser Group plc	2,744,652	528,700	WPP Group plc	5,018,615
30,401	Rio Tinto plc	3,181,349	36,795	Xstrata plc	2,639,153
29,370	Rotork plc	634,561		Total United Kingdom	111,484,794
678,505	Royal Bank of Scotland Group plc	2,815,157
211,500	Stagecoach Group plc	1,186,412		Total Common Stock
98,930	Standard Chartered plc	3,012,041		(cost $546,395,137)	563,782,542

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.7%)	Rate (+)	Date	Value
27,229,312	Thrivent Financial Securities Lending Trust	2.540%	N/A	$27,229,312
	Total Collateral Held for Securities Loaned
	(cost $27,229,312)			27,229,312

		Interest	Maturity
Shares	Short-Term Investments (2.6%)	Rate (+)	Date	Value
15,210,931	Thrivent Money Market Fund	2.440%	N/A	$15,210,931
	Total Short-Term Investments (at amortized cost)			15,210,931
	Total Investments (cost $588,835,380) 104.4%			$606,222,785
	Other Assets and Liabilities, Net (4.4%)			(25,369,129)
	Total Net Assets 100.0%			$580,853,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Partner International Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Foreign Currency Forward	Contracts to	Settlement	Value on		Unrealized
Contracts (Purchases)	Deliver/Receive	Date	S ettlement Date	Value	Gain/(Loss)
European Monetary Unit	706,409	8/1/08 – 8/6/08	$1,101,122	$1,101,870	$748
Great Britian Pound	297,772	8/1/08 – 8/6/08	590,481	590,231	(250)
Singapore Dollar	458,653	8/1/08 – 8/6/08	335,101	335,419	318
Total Foreign Currency Forward
Contracts (Purchases)			$2,026,704	$2,027,520	$816

Foreign Currency Forward	Contracts to	Settlement	Value on		Unrealized
Contracts (Purchases)	Deliver/Receive	Date	S ettlement Date	Value	Gain/(Loss)
European Monetary Unit	134,148	8/1/08 – 8/6/08	$209,104	$209,246	($142)
Japanese Yen	89,125,697	8/1/08 – 8/6/08	824,788	826,118	(1,330)
Singapore Dollar	1,530,341	8/1/08 – 8/6/08	1,117,755	1,119,161	(1,406)
Total Foreign Currency Forward
Contracts (Sales)			$2,151,647	$2,154,525	($2,878)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					($2,062)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$58,271,064
Gross unrealized depreciation	(41,383,045)
Net unrealized appreciation (depreciation)	$16,888,019
Cost for federal income tax purposes	$588,835,380

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Large Cap Growth Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (99.1%)	Value	Shares	Common Stock (99.1%)	Value
Consumer Discretionary (8.1%)			85,600	Marsh & McLennan Companies, Inc.	$2,418,200
81,350	Amazon.com, Inc. #~	$6,210,259	33,800	Morgan Stanley	1,334,424
78,750	Best Buy Company, Inc.	3,127,950	36,200	Northern Trust Corporation	2,829,754
86,615	Burger King Holdings, Inc.	2,323,880	32,000	Nymex Holdings, Inc.	2,623,360
74,200	Coach, Inc. #	1,892,842	44,900	NYSE Euronext	2,121,076
169,900	Comcast Corporation	3,503,338	16,500	State Street Corporation	1,182,060
236,200	Interpublic Group of Companies, Inc. #	2,076,198	49,250	T. Rowe Price Group, Inc. *~	2,947,612
67,750	J.C. Penney Company, Inc.			Total Financials	39,438,148
	(Holding Company)	2,088,732
42,500	Las Vegas Sands Corporation #*	1,934,600	Health Care (16.6%)
86,700	Lowe’s Companies, Inc. *	1,761,744	124,150	Abbott Laboratories	6,994,611
120,750	McDonald’s Corporation	7,219,642	52,150	Aetna, Inc.	2,138,672
62,650	NIKE, Inc. *	3,676,302	43,300	Allergan, Inc.	2,248,569
73,850	WMS Industries, Inc. #*	2,081,093	115,550	Baxter International, Inc.	7,927,886
	Total Consumer Discretionary	37,896,580	64,850	Celgene Corporation #	4,895,526
			37,650	Express Scripts, Inc. #*	2,655,831
Consumer Staples (7.2%)			68,850	Genentech, Inc. #	6,557,962
125,700	Coca-Cola Company	6,473,550	45,505	Genzyme Corporation #	3,487,958
28,550	Costco Wholesale Corporation *	1,789,514	241,000	Gilead Sciences, Inc. #	13,009,180
152,700	CVS/Caremark Corporation	5,573,550	93,950	Hologic, Inc. #*	1,735,256
20,850	Energizer Holdings, Inc. #	1,487,439	53,170	McKesson Corporation	2,976,988
29,600	Molson Coors Brewing Company *	1,597,512	34,400	Medco Health Solutions, Inc. #	1,705,552
79,050	Philip Morris International, Inc.	4,082,932	104,750	Merck & Company, Inc.	3,446,275
91,300	Procter & Gamble Company	5,978,324	88,800	St. Jude Medical, Inc. #	4,136,304
115,750	Wal-Mart Stores, Inc.	6,785,265	41,150	Teva Pharmaceutical Industries,
	Total Consumer Staples	33,768,086		Ltd. ADR *	1,845,166
			162,394	Thermo Fisher Scientific, Inc. #*	9,828,085
Energy (12.3%)			59,100	Wyeth	2,394,732
28,000	Baker Hughes, Inc.	2,321,480		Total Health Care	77,984,553
33,600	CONSOL Energy, Inc. ~	2,499,504
37,500	Devon Energy Corporation	3,558,375	Industrials (10.5%)
84,000	Halliburton Company *	3,764,880	30,100	AGCO Corporation #*	1,801,485
50,300	Holly Corporation	1,437,574	79,050	BE Aerospace, Inc. #	2,030,004
49,000	National Oilwell Varco, Inc. #	3,852,870	19,200	Burlington Northern Santa Fe
73,500	Occidental Petroleum Corporation	5,794,005		Corporation	1,999,296
88,000	Petroleo Brasileiro SA ADR *	4,920,080	34,000	Cummins, Inc.	2,255,560
123,150	Schlumberger, Ltd.	12,512,040	53,600	Danaher Corporation *	4,269,240
66,000	Suncor Energy, Inc.	3,597,000	63,550	Deere & Company	4,458,668
47,778	Transocean, Inc. #	6,499,241	98,050	Emerson Electric Company	4,775,035
39,150	Ultra Petroleum Corporation #	2,794,527	37,900	Fluor Corporation	3,083,165
85,500	XTO Energy, Inc.	4,038,165	47,350	Foster Wheeler, Ltd. #	2,688,060
	Total Energy	57,589,741	53,600	Lockheed Martin Corporation	5,592,088
			30,600	McDermott International, Inc. #	1,458,702
Financials (8.4%)			250,150	Northwest Airlines Corporation #*	2,291,374
59,050	American International Group, Inc.	1,538,252	51,900	Raytheon Company	2,954,667
208,800	Charles Schwab Corporation	4,779,432	58,950	Union Pacific Corporation	4,859,838
45,950	Goldman Sachs Group, Inc. *	8,456,638	76,950	United Technologies Corporation	4,923,261
161,200	J.P. Morgan Chase & Company	6,549,556		Total Industrials	49,440,443
87,600	Janus Capital Group, Inc. *	2,657,784

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Large Cap Growth Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (99.1%)	Value	Shares	Common Stock (99.1%)	Value
Information Technology (27.0%)			Materials (7.2%)
40,700	Accenture, Ltd. *	$1,699,632	47,500	Air Products and Chemicals, Inc.	$4,522,475
189,650	ADC Telecommunications, Inc. #	1,794,089	52,200	Freeport-McMoRan
114,300	Altera Corporation	2,508,885		Copper & Gold, Inc.	5,050,350
79,700	Apple Computer, Inc. #	12,668,315	114,250	Monsanto Company	13,608,318
119,500	Broadcom Corporation #	2,902,655	27,700	Potash Corporation of
513,450	Cisco Systems, Inc. #	11,290,766		Saskatchewan, Inc. *	5,658,279
54,450	Cognizant Technology Solutions		56,100	Rockwood Holdings, Inc. #	2,140,215
	Corporation #	1,528,412	16,900	United States Steel Corporation	2,710,084
153,050	Dell, Inc. #*	3,760,438		Total Materials	33,689,721
45,570	Electronic Arts, Inc. #	1,967,713
294,080	EMC Corporation #	4,414,141	Telecommunications Services (1.8%)
31,400	Google, Inc. #	14,875,751	66,800	American Tower Corporation #	2,798,920
280,000	Intel Corporation	6,213,200	62,200	Crown Castle
25,600	International Business Machines			International Corporation #	2,376,040
	Corporation	3,276,288	56,550	NII Holdings, Inc. #	3,091,023
44,700	Intersil Corporation	1,078,611		Total Telecommunications
290,450	Marvell Technology Group, Ltd. #	4,295,756		Services	8,265,983
24,850	MasterCard, Inc. *~	6,067,128
32,600	MEMC Electronic Materials, Inc. #	1,506,446		Total Common Stock
473,550	Microsoft Corporation	12,179,706		(cost $471,788,379)	464,922,122
72,700	Nice Systems, Ltd. ADR	2,149,012
172,700	Nokia Oyj ADR *	4,718,164
174,695	Oracle Corporation #	3,761,183
169,050	QUALCOMM, Inc.	9,355,227
34,000	Research in Motion, Ltd. #	4,175,880
125,000	Symantec Corporation #	2,633,750
24,600	Visa, Inc.	1,797,276
42,150	VistaPrint, Ltd. #*	1,086,206
63,600	Western Union Company	1,757,904
69,700	Yahoo!, Inc. #	1,386,333
	Total Information Technology	126,848,867

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Large Cap Growth Fund
Schedule of Investments as of July 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (13.7%)	Rate (+)	Date	Value
64,238,431	Thrivent Financial Securities Lending Trust	2.540%	N/A	$64,238,431
	Total Collateral Held for Securities Loaned
	(cost $64,238,431)			64,238,431

		Interest	Maturity
Shares	Short-Term Investments (0.3%)	Rate (+)	Date	Value
1,530,201	Thrivent Money Market Fund	2.440%	N/A	$1,530,201
	Total Short-Term Investments (at amortized cost)			1,530,201
	Total Investments (cost $537,557,011) 113.1%			$530,690,754
	Other Assets and Liabilities, Net (13.1%)			(61,436,817)
	Total Net Assets 100.0%			$469,253,937

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)
Amazon.com, Inc.	36	$85	August 2008	($1,404)	$876
Amazon.com, Inc.	72	80	August 2008	(10,512)	3,273
CONSOL Energy, Inc.	81	85	August 2008	(27,797)	0
Mastercard, Inc.	42	290	August 2008	(2,940)	22,493
T. Rowe Price Group, Inc.	16	60	August 2008	(3,840)	576
Total Call Options Written				($46,493)	$27,218

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$28,537,926
Gross unrealized depreciation	(35,404,183)
Net unrealized appreciation (depreciation)	($6,866,257)
Cost for federal income tax purposes	$537,557,011

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Large Cap Value Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (99.7%)	Value	Shares	Common Stock (99.7%)	Value
Consumer Discretionary (7.0%)			86,700	Chubb Corporation	$4,165,068
57,600	BorgWarner, Inc.	$2,322,432	375,432	Citigroup, Inc. *	7,016,824
320,150	Comcast Corporation	6,601,493	171,700	Discover Financial Services	2,515,405
110,200	General Motors Corporation *	1,219,914	17,300	Everest Re Group, Ltd.	1,415,140
110,500	Home Depot, Inc. *	2,633,215	88,140	Federal Home Loan Mortgage
76,200	McDonald’s Corporation	4,555,998		Corporation *	720,104
108,100	Omnicom Group, Inc.	4,614,789	57,100	Federal National Mortgage Association	656,650
293,500	Pacific Sunwear of California, Inc. #	2,556,385	21,100	Goldman Sachs Group, Inc. *	3,883,244
226,000	Time Warner, Inc.	3,236,320	21,680	Hartford Financial Services Group, Inc.	1,374,295
252,800	Viacom, Inc. #	7,060,704	438,800	Hudson City Bancorp, Inc.	8,012,488
129,000	Walt Disney Company	3,915,150	39,500	iShares Nasdaq Biotechnology
36,800	Whirlpool Corporation *	2,785,760		Index Fund *	3,515,105
	Total Consumer Discretionary	41,502,160	314,500	J.P. Morgan Chase & Company	12,778,135
			32,400	Lehman Brothers Holdings, Inc. *	561,816
Consumer Staples (10.3%)			165,600	Marshall & Ilsley Corporation *	2,517,120
179,100	Altria Group, Inc.	3,644,685	57,100	Merrill Lynch & Company, Inc. *	1,521,715
207,100	ConAgra Foods, Inc. *	4,489,928	96,900	Morgan Stanley	3,825,612
148,100	CVS/Caremark Corporation	5,405,650	38,300	Piper Jaffray Companies #	1,359,650
40,400	Diageo plc ADR	2,843,352	61,900	Principal Financial Group, Inc. *	2,631,369
215,900	General Mills, Inc. *	13,901,801	77,700	Raymond James Financial, Inc. *	2,245,530
70,810	Kimberly-Clark Corporation	4,094,942	355,000	Synovus Financial Corporation *	3,376,050
210,100	Kraft Foods, Inc. *	6,685,382	140,700	Travelers Companies, Inc.	6,207,684
179,100	Philip Morris International, Inc.	9,250,515	116,700	U.S. Bancorp *	3,572,187
116,800	Unilever NV ADR	3,236,528	141,914	Wachovia Corporation *	2,450,855
127,100	Wal-Mart Stores, Inc.	7,450,602	299,800	Washington Federal, Inc. *	5,576,280
	Total Consumer Staples	61,003,385	89,162	Washington Mutual, Inc. *	475,233
			215,800	Wells Fargo & Company	6,532,266
Energy (14.0%)				Total Financials	127,009,501
53,750	Apache Corporation	6,029,138
36,600	Baker Hughes, Inc.	3,034,506	Health Care (9.2%)
139,714	Chevron Corporation	11,814,216	165,400	Abbott Laboratories	9,318,636
138,512	ConocoPhillips	11,305,349	40,800	Aetna, Inc.	1,673,208
49,600	Devon Energy Corporation	4,706,544	86,700	Baxter International, Inc.	5,948,487
169,300	Exxon Mobil Corporation	13,616,799	66,300	Eli Lilly and Company	3,123,393
121,200	Halliburton Company *	5,432,184	144,560	Johnson & Johnson	9,898,023
207,100	Nabors Industries, Ltd. #*	7,550,866	105,700	McKesson Corporation	5,918,143
42,600	Royal Dutch Shell plc ADR *	3,015,654	76,000	Merck & Company, Inc.	2,500,400
51,900	Schlumberger, Ltd.	5,273,040	334,700	Pfizer, Inc.	6,248,849
79,000	Sunoco, Inc. *	3,208,190	141,300	Sanofi-Aventis ADR	4,939,848
77,600	Total SA ADR	5,934,848	42,300	WellPoint, Inc. #	2,218,635
70,500	Valero Energy Corporation	2,355,405	77,300	Wyeth	3,132,196
	Total Energy	83,276,739		Total Health Care	54,919,818

Financials (21.4%)			Industrials (10.3%)
96,500	ACE, Ltd.	4,892,550	203,800	AMR Corporation #*	1,840,314
49,200	AFLAC, Inc.	2,736,012	39,300	Caterpillar, Inc.	2,732,136
64,100	Ameriprise Financial, Inc.	2,724,250	68,300	Eaton Corporation	4,852,032
296,080	Bank of America Corporation *	9,741,032	101,200	Emerson Electric Company	4,928,440
337,403	Bank of New York Mellon Corporation	11,977,806	33,600	FedEx Corporation	2,649,024
144,100	Capital One Financial Corporation *	6,032,026

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Large Cap Value Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (99.7%)	Value	Shares	Common Stock (99.7%)	Value
Industrials — continued			Materials (6.5%)
21,100	General Dynamics Corporation	$1,880,854	113,850	Alcoa, Inc.	$3,842,438
312,500	General Electric Company	8,840,625	42,600	Broken Hill Proprietary, Ltd. *	3,180,516
115,500	Honeywell International, Inc.	5,872,020	281,000	E.I. du Pont de Nemours and Company	12,310,610
89,300	Lockheed Martin Corporation	9,316,669	71,740	International Paper Company *	1,988,633
210,550	Republic Services, Inc.	6,842,875	231,700	MeadWestvaco Corporation	6,211,877
127,550	Tyco International, Ltd.	5,683,628	56,200	Praxair, Inc.	5,267,626
95,200	United Technologies Corporation	6,090,896	147,200	Rockwood Holdings, Inc. #	5,615,680
	Total Industrials	61,529,513		Total Materials	38,417,380

Information Technology (14.2%)			Telecommunications Services (3.9%)
132,100	Accenture, Ltd. *	5,516,496	409,898	AT&T, Inc.	12,628,957
95,400	Amdocs, Ltd. #	2,901,114	179,600	TW Telecom, Inc. #*	2,870,008
74,520	Applied Materials, Inc.	1,290,686	225,464	Verizon Communications, Inc.	7,674,795
163,400	Automatic Data Processing, Inc.	6,978,814		Total Telecommunications
82,000	Cisco Systems, Inc. #	1,803,180		Services	23,173,760
117,800	Corning, Inc.	2,357,178
79,100	F5 Networks, Inc. #*	2,305,765	Utilities (2.9%)
78,300	Hewitt Associates, Inc. #	2,885,355	49,400	Entergy Corporation	5,281,848
174,900	Hewlett-Packard Company	7,835,520	66,900	Exelon Corporation	5,259,678
461,800	Intel Corporation	10,247,342	88,200	FirstEnergy Corporation	6,487,110
140,350	International Business Machines			Total Utilities	17,028,636
	Corporation	17,961,993
207,600	Microsoft Corporation	5,339,472		Total Common Stock
86,550	Nokia Oyj ADR	2,364,546		(cost $585,149,482)	592,291,380
273,400	Oracle Corporation #	5,886,302
115,149	Sybase, Inc. #	3,870,158
163,800	Texas Instruments, Inc.	3,993,444
26,950	Tyco Electronics, Ltd.	893,123
	Total Information Technology	84,430,488

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (17.3%)	Rate (+)	Date	Value
102,876,716	Thrivent Financial Securities Lending Trust	2.540%	N/A	$102,876,716
	Total Collateral Held for Securities Loaned
	(cost $102,876,716)			102,876,716

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Large Cap Value Fund
Schedule of Investments as of July 31, 2008 (unaudited)

		Interest	Maturity
Shares	Short-Term Investments (0.8%)	Rate (+)	Date	Value
4,512,839	Thrivent Money Market Fund	2.440%	N/A	$4,512,839
	Total Short-Term Investments (at amortized cost)			4,512,839
	Total Investments (cost $692,539,037) 117.8%			$699,680,935
	Other Assets and Liabilities, Net (17.8%)			(105,811,283)
	Total Net Assets 100.0%			$593,869,652

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$78,826,579
Gross unrealized depreciation	(71,684,681)
Net unrealized appreciation (depreciation)	$7,141,898
Cost for federal income tax purposes	$692,539,037

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Large Cap Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value
Consumer Discretionary (6.7%)			151,200	Sunoco, Inc. *	$6,140,232
223,050	Amazon.com, Inc. #~	$17,027,637	148,592	Total SA ADR *	11,364,316
197,700	Best Buy Company, Inc.	7,852,644	136,093	Transocean, Inc. #	18,512,731
1,094,751	Comcast Corporation	22,573,766	134,800	Valero Energy Corporation	4,503,668
317,200	General Motors Corporation *	3,511,404	241,200	XTO Energy, Inc.	11,391,876
200,000	Goodyear Tire & Rubber Company #	3,926,000		Total Energy	333,470,835
611,700	Home Depot, Inc. *	14,576,811
637,500	McDonald’s Corporation	38,116,125	Financials (16.2%)
222,950	NIKE, Inc. *	13,082,706	185,000	ACE, Ltd.	9,379,500
98,667	Nordstrom, Inc. *	2,835,690	94,400	AFLAC, Inc.	5,249,584
207,400	Omnicom Group, Inc. *	8,853,906	25,000	Allstate Corporation	1,155,500
550,300	Pacific Sunwear of California, Inc. #	4,793,113	85,854	American Express Company *	3,186,900
141,600	Pulte Homes, Inc.	1,728,936	404,784	American International Group, Inc.	10,544,623
312,589	Time Warner, Inc.	4,476,274	262,270	Ameriprise Financial, Inc.	11,146,475
483,700	Viacom, Inc. #	13,509,741	977,601	Bank of America Corporation *	32,163,073
69,200	Whirlpool Corporation *	5,238,440	907,834	Bank of New York Mellon Corporation	32,228,107
183,700	WMS Industries, Inc. #	5,176,666	273,800	Capital One Financial Corporation *	11,461,268
	Total Consumer Discretionary	167,279,859	265,810	Chubb Corporation	12,769,512
			757,777	Citigroup, Inc. *	14,162,852
Consumer Staples (8.5%)			330,800	Discover Financial Services	4,846,220
798,539	Altria Group, Inc.	16,250,269	222,204	Federal National Mortgage Association *	2,555,346
309,750	Coca-Cola Company	15,952,125	131,171	Goldman Sachs Group, Inc. *	24,140,711
850,453	ConAgra Foods, Inc. *	18,437,821	855,400	Hudson City Bancorp, Inc.	15,619,604
59,850	Costco Wholesale Corporation *	3,751,398	74,300	iShares Nasdaq Biotechnology
284,300	CVS/Caremark Corporation	10,376,950		Index Fund *	6,611,957
76,300	Diageo plc ADR	5,369,994	1,341,504	J.P. Morgan Chase & Company	54,505,308
372,102	General Mills, Inc. *	23,959,648	309,000	KeyCorp *	3,259,950
502,204	Kraft Foods, Inc. *	15,980,131	161,283	Loews Corporation	7,186,770
103,900	Molson Coors Brewing Company *	5,607,483	540,300	Marshall & Ilsley Corporation *	8,212,560
619,877	Philip Morris International, Inc.	32,016,647	110,208	Merrill Lynch & Company, Inc. *	2,937,043
273,900	Procter & Gamble Company	17,934,972	297,420	MetLife, Inc. *	15,100,013
136,300	Sara Lee Corporation	1,861,858	230,800	Morgan Stanley *	9,111,984
339,500	Unilever NV ADR	9,407,545	135,850	Northern Trust Corporation	10,619,394
628,700	Wal-Mart Stores, Inc.	36,854,394	75,400	Piper Jaffray Companies #	2,676,700
	Total Consumer Staples	213,761,235	118,673	Principal Financial Group, Inc. *	5,044,789
			133,481	Prudential Financial, Inc. *	9,206,185
Energy (13.3%)			147,300	Raymond James Financial, Inc. *	4,256,970
155,916	Apache Corporation	17,489,098	846,700	Synovus Financial Corporation *	8,052,117
105,300	Baker Hughes, Inc.	8,730,423	205,900	T. Rowe Price Group, Inc. *~	12,323,115
562,871	ConocoPhillips	45,941,531	415,861	Travelers Companies, Inc.	18,347,787
85,050	CONSOL Energy, Inc. ~	6,326,870	578,201	Wachovia Corporation *	9,985,531
215,250	Devon Energy Corporation	20,425,072	561,800	Washington Federal, Inc. *	10,449,480
909,644	Exxon Mobil Corporation	73,162,668	572,355	Wells Fargo & Company	17,325,186
232,700	Halliburton Company *	10,429,614		Total Financials	405,822,114
392,800	Nabors Industries, Ltd. #*	14,321,488
233,300	Occidental Petroleum Corporation	18,391,039
297,250	Petroleo Brasileiro SA ADR *	16,619,248
80,500	Royal Dutch Shell plc ADR *	5,698,595
433,291	Schlumberger, Ltd.	44,022,366

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Large Cap Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value

Health Care (14.0%)			338,400	Corning, Inc.	$6,771,384
1,060,268	Abbott Laboratories	$59,735,499	544,050	Dell, Inc. #*	13,367,308
152,500	Aetna, Inc.	6,254,025	885,150	EMC Corporation #	13,286,102
99,312	Allergan, Inc.	5,157,272	150,200	F5 Networks, Inc. #*	4,378,330
426,543	Baxter International, Inc.	29,265,115	70,942	Google, Inc. #	33,608,772
127,000	Eli Lilly and Company	5,982,970	151,400	Hewitt Associates, Inc. #*	5,579,090
116,466	Express Scripts, Inc. #*	8,215,512	669,083	Hewlett-Packard Company	29,974,918
969,936	Gilead Sciences, Inc. #	52,357,145	1,750,257	Intel Corporation	38,838,203
258,600	Hologic, Inc. #*	4,776,342	497,230	International Business Machines
777,414	Johnson & Johnson	53,229,537		Corporation	63,635,495
409,617	McKesson Corporation	22,934,456	146,750	Intersil Corporation	3,541,078
109,700	Medco Health Solutions, Inc. #	5,438,926	690,500	Marvell Technology Group, Ltd. #*	10,212,495
301,850	Merck & Company, Inc.	9,930,865	56,100	MasterCard, Inc.	13,696,815
642,436	Pfizer, Inc.	11,994,280	1,809,449	Microsoft Corporation	46,539,028
270,967	Sanofi-Aventis ADR *	9,473,006	366,600	Nokia Oyj ADR	10,015,512
334,200	St. Jude Medical, Inc. #	15,567,036	912,854	Oracle Corporation #	19,653,747
741,874	Thermo Fisher Scientific, Inc. #*	44,898,214	370,013	QUALCOMM, Inc.	20,476,519
86,833	WellPoint, Inc. #	4,554,391	75,100	Research in Motion, Ltd. #	9,223,782
	Total Health Care	349,764,591	230,846	Sybase, Inc. #*	7,758,734
			564,000	Symantec Corporation #	11,883,480
Industrials (9.0%)			314,500	Texas Instruments, Inc.	7,667,510
542,100	AMR Corporation #*	4,895,163	82,200	Visa, Inc.	6,005,532
122,252	Caterpillar, Inc. *	8,498,959	143,950	VistaPrint, Ltd. #*	3,709,592
163,306	Danaher Corporation *	13,007,323		Total Information Technology	491,632,126
199,832	Deere & Company	14,020,213
131,000	Eaton Corporation ‡	9,306,240	Materials (7.1%)
322,850	Emerson Electric Company	15,722,795	144,693	Air Products and Chemicals, Inc.	13,776,221
65,000	FedEx Corporation	5,124,600	360,122	Alcoa, Inc.	12,154,118
113,050	Fluor Corporation	9,196,618	82,200	Broken Hill Proprietary, Ltd. *	6,137,052
151,850	Foster Wheeler, Ltd. #	8,620,524	527,051	E.I. du Pont de Nemours
679,778	General Electric Company	19,230,920		and Company	23,090,104
387,714	Honeywell International, Inc.	19,711,380	147,239	Freeport-McMoRan
197,029	Lockheed Martin Corporation *	20,556,036		Copper & Gold, Inc.	14,245,373
601,150	Northwest Airlines Corporation #*	5,506,534	703,674	MeadWestvaco Corporation	18,865,500
406,800	Republic Services, Inc.	13,221,000	312,650	Monsanto Company	37,239,742
239,300	Tyco International, Ltd.	10,663,208	73,100	Potash Corporation of
204,696	Union Pacific Corporation	16,875,138		Saskatchewan, Inc. *	14,932,137
495,426	United Technologies Corporation	31,697,355	284,542	Praxair, Inc.	26,670,122
	Total Industrials	225,854,006	282,000	Rockwood Holdings, Inc. #	10,758,300
				Total Materials	177,868,669
Information Technology (19.6%)
473,100	Accenture, Ltd. *	19,756,656	Telecommunications Services (1.8%)
374,000	Altera Corporation *	8,209,300	450,100	AT&T, Inc. ‡	13,867,581
184,800	Amdocs, Ltd. #	5,619,768	269,300	Crown Castle International
168,728	Apple Computer, Inc. #	26,819,316		Corporation #	10,287,260
306,200	Automatic Data Processing, Inc.	13,077,802	188,762	NII Holdings, Inc. #	10,317,731
409,700	Broadcom Corporation #	9,951,613	706,646	TW Telecom, Inc. #*	11,292,203
1,095,405	Cisco Systems, Inc. #	24,087,956		Total Telecommunications
152,700	Cognizant Technology Solutions			Services	45,764,775
	Corporation #	4,286,289

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Large Cap Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value

Utilities (1.8%)
144,800	DTE Energy Company *	$5,936,800
1,099,355	Southern Company	38,906,173
	Total Utilities	44,842,973
	Total Common Stock
	(cost $2,145,624,659)	2,456,061,183

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (18.6%)	Rate (+)	Date	Value
464,990,389	Thrivent Financial Securities Lending Trust	2.540%	N/A	$464,990,389
	Total Collateral Held for Securities Loaned
	(cost $464,990,389)			464,990,389

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.3%)	Rate (+)	Date	Value
$2,100,000	Federal National Mortgage Association ‡	2.143%	9/17/2008	$2,094,226
33,020,000	Rabobank USA Finance Corporation	2.160	8/1/2008	33,020,000
22,563,302	Thrivent Money Market Fund	2.440	N/A	22,563,302
	Total Short-Term Investments (at amortized cost)			57,677,528
	Total Investments (cost $2,668,292,576) 118.9%			$2,978,729,100
	Other Assets and Liabilities, Net (18.9%)			(473,420,432)
	Total Net Assets 100.0%			$2,505,308,668

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 500 Index Futures	40	September 2008	$12,589,150	$12,671,000	$81,850
Total Futures					$81,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Large Cap Stock Fund
Schedule of Investments as of July 31, 2008 (unaudited)

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)
Amazon.com, Inc.	195	$85	August 2008	($7,605)	$4,746
Amazon.com, Inc.	346	80	August 2008	(50,516)	12,756
CONSOL Energy, Inc.	197	85	August 2008	(67,604)	0
T. Rowe Price Group, Inc.	72	60	August 2008	(17,280)	2,592
Total Call Options Written				($143,005)	$20,094

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At July 31, 2008, $2,094,226 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $23,173,821 of investments were earmarked as collateral to cover open financial futures contracts.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$465,139,935
Gross unrealized depreciation	(154,703,411)
Net unrealized appreciation (depreciation)	$310,436,524
Cost for federal income tax purposes	$2,668,292,576

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Large Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value
Consumer Discretionary (8.0%)			1,900	Marriott International, Inc.	$49,229
500	Abercrombie & Fitch Company	$27,610	2,200	Mattel, Inc.	44,110
1,900	Amazon.com, Inc. #	145,046	7,000	McDonald’s Corporation	418,530
900	Apollo Group, Inc. #	56,061	2,000	McGraw-Hill Companies, Inc.	81,340
800	AutoNation, Inc. #	8,256	200	Meredith Corporation	5,112
300	AutoZone, Inc. #	39,087	900	New York Times Company *	11,331
1,600	Bed Bath & Beyond, Inc. #	44,528	1,700	Newell Rubbermaid, Inc.	28,101
2,175	Best Buy Company, Inc.	86,391	14,200	News Corporation	200,646
500	Big Lots, Inc. #	15,230	2,300	NIKE, Inc.	134,964
400	Black & Decker Corporation	24,008	1,100	Nordstrom, Inc.	31,614
2,700	Carnival Corporation	99,738	1,700	Office Depot, Inc. #	11,560
4,250	CBS Corporation	69,530	2,000	Omnicom Group, Inc. *	85,380
800	Centex Corporation	11,744	400	Polo Ralph Lauren Corporation	23,668
2,100	Coach, Inc. #	53,571	1,300	Pulte Homes, Inc.	15,873
18,330	Comcast Corporation	377,965	800	RadioShack Corporation	13,344
1,700	D.R. Horton, Inc.	18,904	600	Scripps Networks Interactive	24,324
900	Darden Restaurants, Inc.	29,313	472	Sears Holdings Corporation #*	38,232
400	Dillard’s, Inc. *	4,044	600	Sherwin-Williams Company	31,950
4,400	DIRECTV Group, Inc. #	118,888	400	Snap-On, Inc.	22,516
1,800	Eastman Kodak Company	26,352	500	Stanley Works	22,240
1,300	Expedia, Inc. #	25,441	4,350	Staples, Inc.	97,875
900	Family Dollar Stores, Inc.	20,970	4,500	Starbucks Corporation #	66,105
13,856	Ford Motor Company #*	66,509	1,200	Starwood Hotels & Resorts
900	Fortune Brands, Inc.	51,579		Worldwide, Inc.	41,148
1,000	GameStop Corporation	40,510	4,800	Target Corporation	217,104
1,400	Gannett Company, Inc.	25,368	750	Tiffany & Company	28,342
2,800	Gap, Inc.	45,136	22,150	Time Warner, Inc.	317,188
3,500	General Motors Corporation *	38,745	2,600	TJX Companies, Inc.	87,646
1,000	Genuine Parts Company	40,110	500	VF Corporation	35,790
1,500	Goodyear Tire & Rubber Company #*	29,445	3,950	Viacom, Inc. #	110,324
2,000	H&R Block, Inc.	48,660	11,800	Walt Disney Company	358,130
1,500	Harley-Davidson, Inc. *	56,760	50	Washington Post Company	30,912
400	Harman International Industries, Inc.	16,468	500	Wendy’s International, Inc.	11,475
900	Hasbro, Inc.	34,848	483	Whirlpool Corporation *	36,563
10,500	Home Depot, Inc.	250,215	1,100	Wyndham Worldwide Corporation	19,734
1,100	IAC InterActiveCorp #	19,206	2,900	Yum! Brands, Inc.	103,878
1,900	International Game Technology	41,249		Total Consumer Discretionary	5,541,595
2,931	Interpublic Group of Companies, Inc. #	25,763
1,400	J.C. Penney Company, Inc.		Consumer Staples (11.0%)
	(Holding Company)	43,162	12,900	Altria Group, Inc. ‡	262,515
3,700	Johnson Controls, Inc.	111,592	4,400	Anheuser-Busch Companies, Inc.	298,144
500	Jones Apparel Group, Inc.	8,370	3,996	Archer-Daniels-Midland Company	114,405
500	KB Home *	8,795	2,600	Avon Products, Inc.	110,240
1,900	Kohl’s Corporation #*	79,629	500	Brown-Forman Corporation	35,980
1,000	Leggett & Platt, Inc.	19,500	1,300	Campbell Soup Company	47,294
900	Lennar Corporation *	10,890	900	Clorox Company	49,050
1,900	Limited Brands, Inc.	31,331	12,300	Coca-Cola Company	633,450
600	Liz Claiborne, Inc.	7,842	1,800	Coca-Cola Enterprises, Inc.	30,474
9,000	Lowe’s Companies, Inc. *	182,880	3,100	Colgate-Palmolive Company	230,237
2,556	Macy’s Group, Inc	48,078	2,800	ConAgra Foods, Inc.	60,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Large Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value
Consumer Staples — continued			1,700	Hess Corporation	$172,380
1,200	Constellation Brands, Inc. #	$25,824	4,330	Marathon Oil Corporation	214,205
2,700	Costco Wholesale Corporation *	169,236	500	Massey Energy Company	37,125
8,810	CVS/Caremark Corporation	321,565	1,200	Murphy Oil Corporation	95,676
900	Dean Foods Company #	19,170	1,700	Nabors Industries, Ltd. #	61,982
700	Estee Lauder Companies, Inc.	30,870	2,600	National Oilwell Varco, Inc. #	204,438
2,100	General Mills, Inc.	135,219	1,700	Noble Corporation	88,179
1,900	H.J. Heinz Company	95,722	1,100	Noble Energy, Inc.	81,257
1,000	Hershey Company *	36,770	5,100	Occidental Petroleum Corporation	402,033
1,600	Kellogg Company	84,896	1,700	Peabody Energy Corporation	115,005
2,600	Kimberly-Clark Corporation	150,358	1,000	Range Resources Corporation	48,560
9,380	Kraft Foods, Inc. *	298,472	700	Rowan Companies, Inc.	27,860
4,100	Kroger Company	115,948	7,400	Schlumberger, Ltd.	751,840
1,100	Lorillard, Inc. #	73,821	1,200	Smith International, Inc.	89,256
800	McCormick & Company, Inc.	32,080	2,100	Southwestern Energy Company #	76,251
900	Molson Coors Brewing Company	48,573	3,870	Spectra Energy Corporation	105,148
800	Pepsi Bottling Group, Inc.	22,280	700	Sunoco, Inc.	28,427
9,790	PepsiCo, Inc.	651,622	900	Tesoro Petroleum Corporation	13,896
13,000	Philip Morris International, Inc.	671,450	1,968	Transocean, Inc. #	267,707
18,910	Procter & Gamble Company	1,238,227	3,300	Valero Energy Corporation	110,253
1,100	Reynolds American, Inc.	61,413	4,200	Weatherford International, Ltd. #*	158,466
2,700	Safeway, Inc.	72,144	3,600	Williams Companies, Inc.	115,380
4,400	Sara Lee Corporation	60,104	3,450	XTO Energy, Inc.	162,944
1,309	SUPERVALU, Inc.	33,537		Total Energy	9,630,405
3,700	SYSCO Corporation	104,932
1,700	Tyson Foods, Inc.	25,330	Financials (15.0%)
900	UST, Inc.	47,349	2,900	AFLAC, Inc. ‡	161,269
6,100	Walgreen Company	209,474	3,400	Allstate Corporation	157,148
14,400	Wal-Mart Stores, Inc.	844,128	1,300	American Capital, Ltd. *	26,416
900	Whole Foods Market, Inc. *	19,953	7,200	American Express Company	267,264
1,375	William Wrigley Jr. Company	108,570	16,644	American International Group, Inc.	433,576
	Total Consumer Staples	7,681,530	1,400	Ameriprise Financial, Inc.	59,500
			1,800	Aon Corporation	82,440
Energy (13.8%)			535	Apartment Investment &
2,890	Anadarko Petroleum Corporation	167,360		Management Company	18,281
2,022	Apache Corporation	226,808	600	Assurant, Inc.	36,072
1,900	Baker Hughes, Inc.	157,529	500	Avalonbay Communities, Inc.	49,855
1,800	BJ Services Company	52,920	28,177	Bank of America Corporation	927,028
600	Cabot Oil & Gas Corporation	26,406	7,105	Bank of New York Mellon Corporation	252,228
1,300	Cameron International Corporation #	62,088	3,400	BB&T Corporation	95,268
3,000	Chesapeake Energy Corporation *	150,450	700	Boston Properties, Inc.	67,333
12,803	Chevron Corporation	1,082,622	2,318	Capital One Financial Corporation *	97,031
9,488	ConocoPhillips	774,411	1,100	CB Richard Ellis Group, Inc. #	15,455
1,100	CONSOL Energy, Inc.	81,829	5,700	Charles Schwab Corporation	130,473
2,800	Devon Energy Corporation	265,692	2,300	Chubb Corporation	110,492
4,292	El Paso Corporation	76,956	1,007	Cincinnati Financial Corporation	28,035
900	ENSCO International, Inc.	62,226	1,700	CIT Group, Inc. *	14,416
1,500	EOG Resources, Inc.	150,795	33,606	Citigroup, Inc.	628,096
32,600	Exxon Mobil Corporation	2,622,017	290	CME Group, Inc.	104,438
5,400	Halliburton Company *	242,028	900	Comerica, Inc.	25,848

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Large Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value
Financials — continued			4,314	Regions Financial Corporation	$40,897
700	Developers Diversified Realty		550	SAFECO Corporation	36,388
	Corporation	$22,372	1,400	Simon Property Group, Inc. *	129,682
3,000	Discover Financial Services	43,950	2,900	SLM Corporation #	49,677
2,900	E*TRADE Financial Corporation #*	8,758	2,935	Sovereign Bancorp, Inc.	27,941
1,700	Equity Residential REIT	73,389	2,600	State Street Corporation	186,264
4,000	Federal Home Loan Mortgage		2,200	SunTrust Banks, Inc. *	90,332
	Corporation *	32,680	1,600	T. Rowe Price Group, Inc.	95,760
6,600	Federal National Mortgage Association	75,900	600	Torchmark Corporation	34,830
500	Federated Investors, Inc.	16,430	3,764	Travelers Companies, Inc.	166,068
3,522	Fifth Third Bancorp	49,202	10,718	U.S. Bancorp *	328,078
1,200	First Horizon National Corporation	11,280	2,100	UnumProvident Corporation	50,736
1,000	Franklin Resources, Inc.	100,610	800	Vornado Realty Trust *	76,056
1,700	General Growth Properties, Inc. *	46,597	13,232	Wachovia Corporation *	228,517
2,700	Genworth Financial, Inc.	43,119	9,301	Washington Mutual, Inc. *	49,574
2,400	Goldman Sachs Group, Inc.	441,696	20,400	Wells Fargo & Company *	617,508
1,900	Hartford Financial Services Group, Inc.	120,441	1,900	XL Capital, Ltd.	33,991
1,500	Health Care Property Investors, Inc.	54,105	700	Zions Bancorporation *	20,489
3,200	Host Marriott Corporation	41,952		Total Financials	10,462,764
3,200	Hudson City Bancorp, Inc.	58,432
2,310	Huntington Bancshares, Inc.	16,216	Health Care (12.4%)
400	IntercontinentalExchange, Inc. #	39,920	9,500	Abbott Laboratories ‡	535,230
21,332	J.P. Morgan Chase & Company	866,719	3,000	Aetna, Inc.	123,030
900	Janus Capital Group, Inc.	27,306	1,900	Allergan, Inc.	98,667
3,000	KeyCorp	31,650	1,000	AmerisourceBergen Corporation	41,870
1,600	Kimco Realty Corporation	56,464	6,736	Amgen, Inc. #	421,876
900	Legg Mason, Inc.	36,315	1,000	Applied Biosystems, Inc.	36,930
4,300	Lehman Brothers Holdings, Inc.	74,562	700	Barr Pharmaceuticals, Inc. #	46,186
1,100	Leucadia National Corporation *	49,247	3,900	Baxter International, Inc.	267,579
1,643	Lincoln National Corporation	78,371	1,500	Becton, Dickinson and Company	127,365
2,200	Loews Corporation	98,032	1,790	Biogen Idec, Inc. #	124,870
500	M&T Bank Corporation	35,190	8,335	Boston Scientific Corporation #	99,103
3,200	Marsh & McLennan Companies, Inc.	90,400	12,200	Bristol-Myers Squibb Company	257,664
1,600	Marshall & Ilsley Corporation *	24,320	600	C.R. Bard, Inc.	55,704
1,300	MBIA, Inc. *	7,709	2,200	Cardinal Health, Inc.	118,206
8,200	Merrill Lynch & Company, Inc. *	218,530	2,700	Celgene Corporation #	203,823
4,400	MetLife, Inc.	223,388	1,700	CIGNA Corporation	62,934
800	MGIC Investment Corporation	5,120	950	Coventry Health Care, Inc. #*	33,602
1,300	Moody’s Corporation *	45,253	3,059	Covidien, Ltd.	150,625
6,800	Morgan Stanley	268,464	700	DaVita, Inc. #	39,095
4,700	National City Corporation *	22,231	6,100	Eli Lilly and Company	287,371
1,200	Northern Trust Corporation	93,804	1,600	Express Scripts, Inc. #*	112,864
1,600	NYSE Euronext	75,584	1,900	Forest Laboratories, Inc. #	67,469
1,100	Plum Creek Timber Company, Inc.	53,592	1,700	Genzyme Corporation #	130,305
2,100	PNC Financial Services Group, Inc.	149,709	5,700	Gilead Sciences, Inc. #	307,686
1,600	Principal Financial Group, Inc. *	68,016	950	Hospira, Inc. #	36,252
4,200	Progressive Corporation	85,050	1,000	Humana, Inc. #	43,910
1,600	ProLogis Trust	78,208	1,100	IMS Health, Inc.	22,990
2,700	Prudential Financial, Inc. *	186,219	200	Intuitive Surgical, Inc. #	62,258
800	Public Storage, Inc.	65,512	17,390	Johnson & Johnson	1,190,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Large Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value
Health Care — continued			1,000	Fluor Corporation	$81,350
1,533	King Pharmaceuticals, Inc. #	$17,645	2,500	General Dynamics Corporation	222,850
700	Laboratory Corporation of		61,600	General Electric Company	1,742,664
	America Holdings #	47,306	800	Goodrich Corporation	39,312
1,700	McKesson Corporation	95,183	4,600	Honeywell International, Inc.	233,864
3,150	Medco Health Solutions, Inc. #	156,177	2,500	Illinois Tool Works, Inc.	117,125
6,900	Medtronic, Inc.	364,527	1,953	Ingersoll-Rand Company	70,308
13,300	Merck & Company, Inc.	437,570	1,100	ITT Corporation	73,656
300	Millipore Corporation #	21,105	800	Jacobs Engineering Group, Inc. #	61,872
1,900	Mylan Laboratories, Inc. #	24,643	800	L-3 Communications Holdings, Inc.	78,952
700	Patterson Companies, Inc. #	21,861	2,100	Lockheed Martin Corporation	219,093
700	PerkinElmer, Inc.	20,370	800	Manitowoc Company, Inc.	21,088
41,840	Pfizer, Inc.	781,153	2,200	Masco Corporation	36,278
1,000	Quest Diagnostics, Inc. *	53,160	800	Monster Worldwide, Inc. #	14,192
10,000	Schering-Plough Corporation	210,800	2,300	Norfolk Southern Corporation	165,416
2,100	St. Jude Medical, Inc. #	97,818	2,134	Northrop Grumman Corporation	143,810
1,500	Stryker Corporation	96,285	2,255	PACCAR, Inc. *	94,845
3,000	Tenet Healthcare Corporation #	17,370	700	Pall Corporation	28,294
2,600	Thermo Fisher Scientific, Inc. #	157,352	1,050	Parker-Hannifin Corporation	64,764
7,600	UnitedHealth Group, Inc.	213,408	1,300	Pitney Bowes, Inc.	41,197
800	Varian Medical Systems, Inc. #	48,000	900	Precision Castparts Corporation	84,087
600	Waters Corporation #	40,764	1,300	R.R. Donnelley & Sons Company	34,710
600	Watson Pharmaceuticals, Inc. #	17,346	2,600	Raytheon Company	148,018
3,300	WellPoint, Inc. #	173,085	1,000	Robert Half International, Inc.	25,290
8,200	Wyeth	332,264	900	Rockwell Automation, Inc.	40,059
1,440	Zimmer Holdings, Inc. #	99,230	1,000	Rockwell Collins, Inc.	49,690
	Total Health Care	8,650,579	400	Ryder System, Inc.	26,384
			4,500	Southwest Airlines Company	70,155
Industrials (11.2%)			600	Terex Corporation #	28,398
4,400	3M Company	309,716	1,500	Textron, Inc.	65,205
2,100	Allied Waste Industries, Inc. #	25,410	2,959	Tyco International, Ltd.	131,853
700	Avery Dennison Corporation	30,807	3,200	Union Pacific Corporation	263,808
4,600	Boeing Company	281,106	6,300	United Parcel Service, Inc.	397,404
1,800	Burlington Northern Santa		6,000	United Technologies Corporation	383,880
	Fe Corporation	187,434	400	W.W. Grainger, Inc.	35,804
1,100	C.H. Robinson Worldwide, Inc.	53,020	3,000	Waste Management, Inc.	106,620
3,800	Caterpillar, Inc.	264,176		Total Industrials	7,827,106
800	Cintas Corporation	22,752
1,100	Cooper Industries, Ltd.	46,387	Information Technology (16.2%)
2,500	CSX Corporation	168,950	3,300	Adobe Systems, Inc. #*	136,455
1,300	Cummins, Inc.	86,242	3,700	Advanced Micro Devices, Inc. #*	15,577
1,600	Danaher Corporation *	127,440	600	Affiliated Computer Services, Inc. #	28,920
2,700	Deere & Company	189,432	2,200	Agilent Technologies, Inc. #	79,332
1,200	Dover Corporation	59,556	1,000	Akamai Technologies, Inc. #	23,340
1,050	Eaton Corporation	74,592	1,900	Altera Corporation	41,705
4,800	Emerson Electric Company	233,760	1,800	Analog Devices, Inc.	54,918
800	Equifax, Inc.	28,072	5,400	Apple Computer, Inc. #‡	858,330
1,300	Expeditors International of		8,400	Applied Materials, Inc.	145,488
	Washington, Inc.	46,163	1,400	Autodesk, Inc. #	44,646
1,900	FedEx Corporation	149,796	3,200	Automatic Data Processing, Inc.	136,672

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Large Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value
Information Technology — continued			1,400	SanDisk Corporation #	$19,740
1,200	BMC Software, Inc. #	$39,468	4,800	Sun Microsystems, Inc. #	51,024
2,800	Broadcom Corporation #	68,012	5,147	Symantec Corporation #	108,447
2,400	CA, Inc.	57,264	2,500	Tellabs, Inc. #	12,850
585	CIENA Corporation #	12,092	1,100	Teradata Corporation #	25,762
36,500	Cisco Systems, Inc. #	802,635	1,100	Teradyne, Inc. #	10,307
1,100	Citrix Systems, Inc. #	29,304	8,200	Texas Instruments, Inc.	199,916
1,800	Cognizant Technology Solutions		1,200	Total System Services, Inc.	23,496
	Corporation #	50,526	2,959	Tyco Electronics, Ltd.	98,061
900	Computer Sciences Corporation #	42,633	2,200	Unisys Corporation #	8,118
1,600	Compuware Corporation #	17,600	1,200	VeriSign, Inc. #	39,048
800	Convergys Corporation #	10,160	4,603	Western Union Company	127,227
9,700	Corning, Inc.	194,097	5,600	Xerox Corporation	76,384
12,500	Dell, Inc. #*	307,125	1,700	Xilinx, Inc.	42,211
6,800	eBay, Inc. #	171,156	8,500	Yahoo!, Inc. #	169,065
2,000	Electronic Arts, Inc. #	86,360		Total Information Technology	11,273,953
3,100	Electronic Data Systems Corporation	76,911
12,800	EMC Corporation #	192,128	Materials (3.7%)
1,100	Fidelity National Information		1,300	Air Products and Chemicals, Inc.	123,773
	Services, Inc.	20,845	700	AK Steel Holding Corporation	44,450
1,050	Fiserv, Inc. #	50,211	5,000	Alcoa, Inc.	168,750
1,400	Google, Inc. #	663,250	600	Allegheny Technologies, Inc.	28,374
15,241	Hewlett-Packard Company	682,797	300	Ashland, Inc.	12,531
35,400	Intel Corporation	785,526	600	Ball Corporation	26,748
8,500	International Business Machines		600	Bemis Company, Inc.	16,896
	Corporation	1,087,830	5,783	Dow Chemical Company	192,632
2,000	Intuit, Inc. #	54,660	5,600	E.I. du Pont de Nemours and Company	245,336
1,300	Jabil Circuit, Inc.	21,138	500	Eastman Chemical Company	29,980
1,375	JDS Uniphase Corporation #	15,029	1,100	Ecolab, Inc.	49,170
3,200	Juniper Networks, Inc. #	83,296	2,338	Freeport-McMoRan Copper & Gold, Inc.	226,202
1,100	KLA-Tencor Corporation	41,349	700	Hercules, Inc.	14,035
600	Lexmark International, Inc. #	21,048	500	International Flavors & Fragrances, Inc.	20,110
1,400	Linear Technology Corporation	43,470	2,600	International Paper Company	72,072
3,900	LSI Corporation #*	27,066	1,091	MeadWestvaco Corporation	29,250
400	MasterCard, Inc.	97,660	3,368	Monsanto Company	401,162
1,400	MEMC Electronic Materials, Inc. #	64,694	2,800	Newmont Mining Corporation	134,288
1,100	Microchip Technology, Inc. *	35,123	1,900	Nucor Corporation	108,718
4,700	Micron Technology, Inc. #*	22,701	800	Pactiv Corporation #	19,288
49,500	Microsoft Corporation	1,273,140	1,000	PPG Industries, Inc.	60,640
900	Molex, Inc.	22,077	1,900	Praxair, Inc.	178,087
13,900	Motorola, Inc.	120,096	800	Rohm and Haas Company	60,000
1,300	National Semiconductor Corporation *	27,235	1,000	Sealed Air Corporation	21,700
2,100	NETAPP, Inc. #	53,655	800	Sigma-Aldrich Corporation	48,592
2,200	Novell, Inc. #	12,254	600	Titanium Metals Corporation *	6,756
600	Novellus Systems, Inc. #	12,222	700	United States Steel Corporation	112,252
3,450	NVIDIA Corporation #	39,468	700	Vulcan Materials Company *	44,933
24,491	Oracle Corporation #	527,291	1,300	Weyerhaeuser Company	69,498
2,000	Paychex, Inc.	65,840		Total Materials	2,566,223
800	QLogic Corporation #	15,072
10,000	QUALCOMM, Inc.	553,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Large Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value
Telecommunications Services (3.0%)			1,000	DTE Energy Company	$41,000
2,400	American Tower Corporation #	$100,560	7,840	Duke Energy Corporation	137,827
36,668	AT&T, Inc.	1,129,741	3,083	Dynegy, Inc. #	20,749
700	CenturyTel, Inc.	26,033	2,000	Edison International, Inc.	96,680
943	Embarq Corporation	43,161	1,200	Entergy Corporation	128,304
2,000	Frontier Communications		4,050	Exelon Corporation	318,411
	Corporation #	23,120	1,900	FirstEnergy Corporation	139,745
9,400	Qwest Communications		2,500	FPL Group, Inc.	161,325
	International, Inc. *	36,002	430	Integrys Energy Group, Inc.	21,956
17,568	Sprint Nextel Corporation	143,004	300	Nicor, Inc.	11,946
17,600	Verizon Communications, Inc.	599,104	1,737	NiSource, Inc.	29,668
2,801	Windstream Corporation *	33,388	1,200	Pepco Holdings, Inc.	29,928
	Total Telecommunications		2,200	PG&E Corporation	84,766
	Services	2,134,113	600	Pinnacle West Capital Corporation	20,142
			2,300	PPL Corporation	108,008
Utilities (3.7%)			1,627	Progress Energy, Inc.	68,838
4,200	AES Corporation #	67,788	3,100	Public Service Enterprise Group, Inc.	129,580
1,000	Allegheny Energy, Inc.	48,400	1,100	Questar Corporation	58,168
1,300	Ameren Corporation	53,417	1,500	Sempra Energy	84,240
2,500	American Electric Power Company, Inc.	98,750	4,700	Southern Company	166,333
2,000	CenterPoint Energy, Inc.	31,540	1,300	TECO Energy, Inc.	24,115
1,400	CMS Energy Corporation	18,900	2,655	Xcel Energy, Inc.	53,259
1,700	Consolidated Edison, Inc.	67,490		Total Utilities	2,571,797
1,100	Constellation Energy Group, Inc.	91,476
3,600	Dominion Resources, Inc.	159,048		Total Common Stock
				(cost $57,095,217)	68,340,065

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (5.5%)	Rate (+)	Date	Value
3,844,927	Thrivent Financial Securities Lending Trust	2.540%	N/A	$3,844,927
	Total Collateral Held for Securities Loaned
	(cost $3,844,927)			3,844,927

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Large Cap Index Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.1%)	Rate (+)	Date	Value
$100,000	Federal National Mortgage Association ‡	2.189%	9/17/2008	$99,719
1,336,542	Thrivent Money Market Fund	2.440	N/A	1,336,542
	Total Short-Term Investments (at amortized cost)			1,436,261
	Total Investments (cost $62,376,405) 105.6%			$73,621,253
	Other Assets and Liabilities, Net (5.6%)			(3,935,915)
	Total Net Assets 100.0%			$69,685,338

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 500 Index Mini-Futures	20	September 2008	$1,272,218	$1,267,100	($5,118)
Total Futures					($5,118)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At July 31, 2008, $99,719 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $1,817,344 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages, and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,275,147
Gross unrealized depreciation	(8,030,299)
Net unrealized appreciation (depreciation)	$11,244,848
Cost for federal income tax purposes	$62,376,405

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Large Cap Index Fund-I
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value
Consumer Discretionary (7.6%)			710	Marriott International, Inc.	$18,396
200	Abercrombie & Fitch Company	$11,044	862	Mattel, Inc.	17,283
800	Amazon.com, Inc. #‡	61,072	2,785	McDonald’s Corporation	166,515
355	Apollo Group, Inc. #	22,113	808	McGraw-Hill Companies, Inc.	32,861
358	AutoNation, Inc. #	3,695	100	Meredith Corporation	2,556
152	AutoZone, Inc. #	19,804	354	New York Times Company	4,457
657	Bed Bath & Beyond, Inc. #	18,284	656	Newell Rubbermaid, Inc.	10,844
841	Best Buy Company, Inc.	33,405	5,700	News Corporation	80,541
152	Big Lots, Inc. #	4,630	914	NIKE, Inc.	53,634
101	Black & Decker Corporation	6,062	404	Nordstrom, Inc.	11,611
1,065	Carnival Corporation	39,341	707	Office Depot, Inc. #	4,808
1,711	CBS Corporation	27,992	806	Omnicom Group, Inc. *	34,408
302	Centex Corporation	4,433	100	Polo Ralph Lauren Corporation	5,917
800	Coach, Inc. #	20,408	504	Pulte Homes, Inc.	6,154
7,324	Comcast Corporation	151,021	303	RadioShack Corporation	5,054
700	D.R. Horton, Inc.	7,784	200	Scripps Networks Interactive	8,108
380	Darden Restaurants, Inc.	12,377	175	Sears Holdings Corporation #*	14,175
101	Dillard’s, Inc.	1,021	253	Sherwin-Williams Company	13,472
1,700	DIRECTV Group, Inc. #	45,934	100	Snap-On, Inc.	5,629
758	Eastman Kodak Company	11,097	201	Stanley Works	8,940
500	Expedia, Inc. #	9,785	1,718	Staples, Inc.	38,655
305	Family Dollar Stores, Inc.	7,106	1,820	Starbucks Corporation #	26,736
5,520	Ford Motor Company #*	26,496	506	Starwood Hotels & Resorts
354	Fortune Brands, Inc.	20,288		Worldwide, Inc.	17,351
400	GameStop Corporation	16,204	1,928	Target Corporation	87,203
604	Gannett Company, Inc. *	10,944	354	Tiffany & Company	13,378
1,074	Gap, Inc.	17,313	8,786	Time Warner, Inc.	125,816
1,365	General Motors Corporation *	15,111	1,016	TJX Companies, Inc.	34,249
354	Genuine Parts Company	14,199	202	VF Corporation	14,459
603	Goodyear Tire & Rubber Company #	11,837	1,511	Viacom, Inc. #	42,202
810	H&R Block, Inc.	19,707	4,711	Walt Disney Company	142,979
608	Harley-Davidson, Inc. *	23,007	25	Washington Post Company	15,456
100	Harman International Industries, Inc.	4,117	202	Wendy’s International, Inc.	4,636
304	Hasbro, Inc.	11,771	180	Whirlpool Corporation	13,626
4,167	Home Depot, Inc.	99,300	425	Wyndham Worldwide Corporation	7,624
400	IAC InterActiveCorp #	6,984	1,118	Yum! Brands, Inc.	40,047
808	International Game Technology	17,542		Total Consumer Discretionary	2,190,470
1,117	Interpublic Group of Companies, Inc. #	9,818
556	J.C. Penney Company, Inc.		Consumer Staples (10.6%)
	(Holding Company)	17,141	5,109	Altria Group, Inc. ‡	103,968
1,412	Johnson Controls, Inc. *	42,586	1,725	Anheuser-Busch Companies, Inc.	116,886
254	Jones Apparel Group, Inc.	4,252	1,538	Archer-Daniels-Midland Company	44,033
200	KB Home *	3,518	1,012	Avon Products, Inc.	42,909
758	Kohl’s Corporation #	31,768	200	Brown-Forman Corporation	14,392
404	Leggett & Platt, Inc.	7,878	560	Campbell Soup Company	20,373
300	Lennar Corporation	3,630	305	Clorox Company	16,622
764	Limited Brands, Inc.	12,598	4,923	Coca-Cola Company	253,534
203	Liz Claiborne, Inc.	2,653	711	Coca-Cola Enterprises, Inc.	12,037
3,548	Lowe’s Companies, Inc.	72,095	1,265	Colgate-Palmolive Company	93,952
1,038	Macy’s Group, Inc.	19,525	1,212	ConAgra Foods, Inc.	26,276

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Large Cap Index Fund-I
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Consumer Staples — continued			653	Hess Corporation	$66,214
500	Constellation Brands, Inc. #	$10,760	1,732	Marathon Oil Corporation	85,682
1,061	Costco Wholesale Corporation	66,503	200	Massey Energy Company	14,850
3,557	CVS/Caremark Corporation	129,830	500	Murphy Oil Corporation	39,865
400	Dean Foods Company #	8,520	706	Nabors Industries, Ltd. #	25,741
300	Estee Lauder Companies, Inc.	13,230	1,000	National Oilwell Varco, Inc. #	78,630
860	General Mills, Inc.	55,375	708	Noble Corporation	36,724
759	H.J. Heinz Company	38,238	400	Noble Energy, Inc.	29,548
404	Hershey Company	14,855	2,022	Occidental Petroleum Corporation	159,394
660	Kellogg Company	35,020	700	Peabody Energy Corporation	47,355
1,064	Kimberly-Clark Corporation	61,531	400	Range Resources Corporation	19,424
3,712	Kraft Foods, Inc.	118,116	301	Rowan Companies, Inc.	11,980
1,672	Kroger Company	47,284	2,930	Schlumberger, Ltd.	297,688
400	Lorillard, Inc. #	26,844	500	Smith International, Inc.	37,190
304	McCormick & Company, Inc.	12,190	800	Southwestern Energy Company #	29,048
300	Molson Coors Brewing Company	16,191	1,532	Spectra Energy Corporation	41,624
308	Pepsi Bottling Group, Inc.	8,578	302	Sunoco, Inc.	12,264
3,897	PepsiCo, Inc.	259,384	300	Tesoro Petroleum Corporation	4,632
5,209	Philip Morris International, Inc.	269,045	808	Transocean, Inc. #	109,912
7,492	Procter & Gamble Company	490,576	1,300	Valero Energy Corporation	43,433
404	Reynolds American, Inc.	22,555	1,700	Weatherford International, Ltd. #	64,141
1,061	Safeway, Inc.	28,350	1,463	Williams Companies, Inc.	46,889
1,722	Sara Lee Corporation	23,523	1,366	XTO Energy, Inc.	64,516
508	SUPERVALU, Inc.	13,015		Total Energy	3,836,135
1,468	SYSCO Corporation	41,632
700	Tyson Foods, Inc.	10,430	Financials (14.6%)
403	UST, Inc.	21,202	1,163	AFLAC, Inc. ‡	64,674
2,429	Walgreen Company	83,412	1,370	Allstate Corporation	63,321
5,682	Wal-Mart Stores, Inc.	333,079	500	American Capital, Ltd. *	10,160
300	Whole Foods Market, Inc. *	6,651	2,888	American Express Company ‡	107,203
531	William Wrigley Jr. Company	41,928	6,627	American International Group, Inc. ‡	172,633
	Total Consumer Staples	3,052,829	577	Ameriprise Financial, Inc.	24,522
			707	Aon Corporation	32,381
Energy (13.4%)			264	Apartment Investment &
1,140	Anadarko Petroleum Corporation ‡	66,017		Management Company	9,021
846	Apache Corporation	94,896	200	Assurant, Inc.	12,024
708	Baker Hughes, Inc.	58,700	200	Avalonbay Communities, Inc.	19,942
710	BJ Services Company	20,874	11,200	Bank of America Corporation	368,486
200	Cabot Oil & Gas Corporation	8,802	2,821	Bank of New York Mellon Corporation	100,146
500	Cameron International Corporation #	23,880	1,312	BB&T Corporation *	36,762
1,200	Chesapeake Energy Corporation *	60,180	300	Boston Properties, Inc.	28,857
5,114	Chevron Corporation	432,440	969	Capital One Financial Corporation	40,562
3,780	ConocoPhillips	308,524	400	CB Richard Ellis Group, Inc. #	5,620
400	CONSOL Energy, Inc.	29,756	2,287	Charles Schwab Corporation	52,349
1,112	Devon Energy Corporation	105,518	906	Chubb Corporation	43,524
1,675	El Paso Corporation *	30,033	450	Cincinnati Financial Corporation	12,528
400	ENSCO International, Inc.	27,656	700	CIT Group, Inc.	5,936
606	EOG Resources, Inc.	60,921	13,360	Citigroup, Inc. ‡	249,698
13,005	Exxon Mobil Corporation	1,045,996	140	CME Group, Inc.	50,418
2,124	Halliburton Company *	95,198	353	Comerica, Inc.	10,138

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Large Cap Index Fund-I
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Financials — continued			252	SAFECO Corporation	$16,672
300	Developers Diversified Realty		555	Simon Property Group, Inc.	51,410
	Corporation	$9,588	1,162	SLM Corporation #	19,905
1,165	Discover Financial Services	17,067	1,150	Sovereign Bancorp, Inc.	10,948
1,200	E*TRADE Financial Corporation #*	3,624	1,008	State Street Corporation	72,213
658	Equity Residential REIT	28,406	856	SunTrust Banks, Inc.	35,147
1,619	Federal Home Loan Mortgage Corporation	13,227	602	T. Rowe Price Group, Inc.	36,030
2,628	Federal National Mortgage Association	30,222	252	Torchmark Corporation	14,629
203	Federated Investors, Inc.	6,671	1,453	Travelers Companies, Inc.	64,106
1,407	Fifth Third Bancorp	19,656	4,269	U.S. Bancorp *	130,674
454	First Horizon National Corporation	4,268	857	UnumProvident Corporation	20,705
355	Franklin Resources, Inc.	35,717	300	Vornado Realty Trust	28,521
700	General Growth Properties, Inc. *	19,187	5,227	Wachovia Corporation *	90,270
1,100	Genworth Financial, Inc.	17,567	3,700	Washington Mutual, Inc. *	19,721
1,013	Goldman Sachs Group, Inc.	186,433	8,096	Wells Fargo & Company	245,066
756	Hartford Financial Services Group, Inc.	47,923	804	XL Capital, Ltd.	14,384
600	Health Care Property Investors, Inc.	21,642	252	Zions Bancorporation	7,376
1,300	Host Marriott Corporation	17,043		Total Financials	4,184,281
1,300	Hudson City Bancorp, Inc.	23,738
926	Huntington Bancshares, Inc. *	6,501	Health Care (12.0%)
200	IntercontinentalExchange, Inc. #	19,960	3,796	Abbott Laboratories ‡	213,867
8,454	J.P. Morgan Chase & Company	343,486	1,212	Aetna, Inc.	49,704
406	Janus Capital Group, Inc. *	12,318	806	Allergan, Inc. ‡	41,856
1,210	KeyCorp	12,766	404	AmerisourceBergen Corporation	16,915
600	Kimco Realty Corporation *	21,174	2,707	Amgen, Inc. #	169,539
300	Legg Mason, Inc.	12,105	454	Applied Biosystems, Inc.	16,766
1,710	Lehman Brothers Holdings, Inc.	29,651	300	Barr Pharmaceuticals, Inc. #	19,794
400	Leucadia National Corporation	17,908	1,569	Baxter International, Inc.	107,649
639	Lincoln National Corporation	30,480	606	Becton, Dickinson and Company	51,455
862	Loews Corporation	38,411	705	Biogen Idec, Inc. #	49,181
200	M&T Bank Corporation	14,076	3,343	Boston Scientific Corporation #	39,748
1,266	Marsh & McLennan Companies, Inc.	35,764	4,856	Bristol-Myers Squibb Company	102,559
605	Marshall & Ilsley Corporation *	9,196	202	C.R. Bard, Inc.	18,754
529	MBIA, Inc.	3,137	837	Cardinal Health, Inc.	44,972
3,378	Merrill Lynch & Company, Inc. *	90,024	1,100	Celgene Corporation #	83,039
1,770	MetLife, Inc.	89,863	712	CIGNA Corporation	26,358
351	MGIC Investment Corporation	2,246	350	Coventry Health Care, Inc. #	12,380
506	Moody’s Corporation *	17,614	1,240	Covidien, Ltd.	61,058
2,731	Morgan Stanley	107,820	300	DaVita, Inc. #	16,755
1,916	National City Corporation *	9,063	2,383	Eli Lilly and Company	112,263
504	Northern Trust Corporation	39,398	600	Express Scripts, Inc. #	42,324
700	NYSE Euronext	33,068	712	Forest Laboratories, Inc. #	25,283
456	Plum Creek Timber Company, Inc.	22,216	706	Genzyme Corporation #	54,115
855	PNC Financial Services Group, Inc.	60,953	2,300	Gilead Sciences, Inc. #	124,154
660	Principal Financial Group, Inc. *	28,057	409	Hospira, Inc. #	15,607
1,624	Progressive Corporation	32,886	454	Humana, Inc. #	19,935
600	ProLogis Trust	29,328	454	IMS Health, Inc.	9,489
1,067	Prudential Financial, Inc.	73,591	100	Intuitive Surgical, Inc. #	31,129
300	Public Storage, Inc.	24,567	6,935	Johnson & Johnson	474,839
1,687	Regions Financial Corporation	15,993	573	King Pharmaceuticals, Inc. #	6,595

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Large Cap Index Fund-I
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Health Care — continued			1,008	General Dynamics Corporation	$89,853
300	Laboratory Corporation of America		24,450	General Electric Company	691,690
	Holdings #	$20,274	301	Goodrich Corporation	14,791
656	McKesson Corporation	36,729	1,824	Honeywell International, Inc.	92,732
1,282	Medco Health Solutions, Inc. #	63,562	1,014	Illinois Tool Works, Inc.	47,506
2,734	Medtronic, Inc.	144,437	812	Ingersoll-Rand Company	29,232
5,317	Merck & Company, Inc.	174,929	404	ITT Corporation	27,052
150	Millipore Corporation #	10,552	300	Jacobs Engineering Group, Inc. #	23,202
700	Mylan Laboratories, Inc. #	9,079	300	L-3 Communications Holdings, Inc.	29,607
300	Patterson Companies, Inc. #	9,369	862	Lockheed Martin Corporation	89,932
252	PerkinElmer, Inc.	7,333	300	Manitowoc Company, Inc.	7,908
16,581	Pfizer, Inc.	309,567	861	Masco Corporation	14,198
406	Quest Diagnostics, Inc.	21,583	301	Monster Worldwide, Inc. #	5,340
3,943	Schering-Plough Corporation	83,118	910	Norfolk Southern Corporation	65,447
812	St. Jude Medical, Inc. #	37,823	846	Northrop Grumman Corporation	57,012
608	Stryker Corporation	39,028	896	PACCAR, Inc.	37,686
1,190	Tenet Healthcare Corporation #	6,890	251	Pall Corporation	10,145
1,054	Thermo Fisher Scientific, Inc. #	63,788	428	Parker-Hannifin Corporation	26,399
3,032	UnitedHealth Group, Inc.	85,139	555	Pitney Bowes, Inc.	17,588
300	Varian Medical Systems, Inc. #	18,000	300	Precision Castparts Corporation	28,029
254	Waters Corporation #	17,257	501	R.R. Donnelley & Sons Company	13,377
301	Watson Pharmaceuticals, Inc. #	8,702	1,059	Raytheon Company	60,289
1,270	WellPoint, Inc. #	66,612	405	Robert Half International, Inc.	10,242
3,239	Wyeth	131,244	354	Rockwell Automation, Inc.	15,757
539	Zimmer Holdings, Inc. #	37,142	354	Rockwell Collins, Inc.	17,590
	Total Health Care	3,460,239	100	Ryder System, Inc.	6,596
			1,795	Southwest Airlines Company	27,984
Industrials (10.8%)			200	Terex Corporation #	9,466
1,724	3M Company	121,352	604	Textron, Inc.	26,256
854	Allied Waste Industries, Inc. #	10,333	1,140	Tyco International, Ltd.	50,798
302	Avery Dennison Corporation	13,291	1,312	Union Pacific Corporation	108,161
1,874	Boeing Company	114,520	2,484	United Parcel Service, Inc.	156,691
758	Burlington Northern Santa		2,422	United Technologies Corporation	154,960
	Fe Corporation	78,931	202	W.W. Grainger, Inc.	18,081
400	C.H. Robinson Worldwide, Inc.	19,280	1,164	Waste Management, Inc.	41,369
1,518	Caterpillar, Inc.	105,531		Total Industrials	3,101,886
305	Cintas Corporation	8,674
404	Cooper Industries, Ltd.	17,037	Information Technology (15.7%)
1,008	CSX Corporation	68,121	1,260	Adobe Systems, Inc. #*	52,101
500	Cummins, Inc.	33,170	1,507	Advanced Micro Devices, Inc. #*	6,344
604	Danaher Corporation	48,109	200	Affiliated Computer Services, Inc. #	9,640
1,010	Deere & Company	70,862	851	Agilent Technologies, Inc. #	30,687
454	Dover Corporation	22,532	300	Akamai Technologies, Inc. #	7,002
404	Eaton Corporation	28,700	759	Altera Corporation	16,660
1,922	Emerson Electric Company	93,601	710	Analog Devices, Inc.	21,662
303	Equifax, Inc.	10,632	2,120	Apple Computer, Inc. #	336,974
500	Expeditors International of		3,302	Applied Materials, Inc.	57,191
	Washington, Inc.	17,755	504	Autodesk, Inc. #	16,073
807	FedEx Corporation	63,624	1,265	Automatic Data Processing, Inc.	54,028
404	Fluor Corporation	32,865	507	BMC Software, Inc. #	16,675

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Large Cap Index Fund-I
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Information Technology — continued			600	SanDisk Corporation #	$8,460
1,132	Broadcom Corporation #	$27,496	1,899	Sun Microsystems, Inc. #	20,186
965	CA, Inc.	23,025	2,036	Symantec Corporation #	42,899
194	CIENA Corporation #	4,010	960	Tellabs, Inc. #	4,934
14,514	Cisco Systems, Inc. #	319,163	402	Teradata Corporation #	9,415
403	Citrix Systems, Inc. #	10,736	454	Teradyne, Inc. #	4,254
700	Cognizant Technology Solutions		3,298	Texas Instruments, Inc.	80,405
	Corporation #	19,649	500	Total System Services, Inc.	9,790
404	Computer Sciences Corporation #	19,137	1,140	Tyco Electronics, Ltd.	37,780
659	Compuware Corporation #	7,249	857	Unisys Corporation #	3,162
304	Convergys Corporation #	3,861	500	VeriSign, Inc. #	16,270
3,833	Corning, Inc.	76,698	1,865	Western Union Company	51,549
4,976	Dell, Inc. #	122,260	2,171	Xerox Corporation	29,612
2,732	eBay, Inc. #	68,764	706	Xilinx, Inc.	17,530
808	Electronic Arts, Inc. #	34,889	3,428	Yahoo!, Inc. #	68,183
1,212	Electronic Data Systems Corporation	30,070		Total Information Technology	4,504,000
5,115	EMC Corporation #	76,776
400	Fidelity National Information		Materials (3.6%)
	Services, Inc.	7,580	556	Air Products and Chemicals, Inc.	52,937
380	Fiserv, Inc. #	18,172	300	AK Steel Holding Corporation	19,050
600	Google, Inc. #	284,250	1,986	Alcoa, Inc.	67,028
6,107	Hewlett-Packard Company	273,594	251	Allegheny Technologies, Inc.	11,870
14,049	Intel Corporation	311,747	151	Ashland, Inc.	6,307
3,348	International Business Machines		202	Ball Corporation	9,005
	Corporation	428,477	202	Bemis Company, Inc.	5,688
810	Intuit, Inc. #	22,137	2,318	Dow Chemical Company	77,213
505	Jabil Circuit, Inc.	8,211	2,229	E.I. du Pont de Nemours and Company	97,652
530	JDS Uniphase Corporation #	5,793	201	Eastman Chemical Company	12,052
1,300	Juniper Networks, Inc. #	33,839	404	Ecolab, Inc.	18,059
454	KLA-Tencor Corporation	17,066	939	Freeport-McMoRan Copper & Gold, Inc.	90,848
251	Lexmark International, Inc. #	8,805	252	Hercules, Inc.	5,053
557	Linear Technology Corporation	17,295	201	International Flavors & Fragrances, Inc.	8,084
1,608	LSI Corporation #*	11,160	1,019	International Paper Company	28,247
200	MasterCard, Inc.	48,830	396	MeadWestvaco Corporation	10,617
600	MEMC Electronic Materials, Inc. #	27,726	1,346	Monsanto Company	160,322
500	Microchip Technology, Inc. *	15,965	1,160	Newmont Mining Corporation	55,634
1,866	Micron Technology, Inc. #*	9,013	804	Nucor Corporation	46,005
19,725	Microsoft Corporation	507,327	354	Pactiv Corporation #	8,535
367	Molex, Inc.	9,003	404	PPG Industries, Inc.	24,499
5,551	Motorola, Inc.	47,961	808	Praxair, Inc.	75,734
508	National Semiconductor Corporation	10,643	306	Rohm and Haas Company	22,950
808	NETAPP, Inc. #	20,644	402	Sealed Air Corporation	8,723
909	Novell, Inc. #	5,063	302	Sigma-Aldrich Corporation	18,343
253	Novellus Systems, Inc. #	5,154	200	Titanium Metals Corporation *	2,252
1,365	NVIDIA Corporation #	15,616	251	United States Steel Corporation	40,250
9,710	Oracle Corporation #	209,056	251	Vulcan Materials Company	16,112
785	Paychex, Inc.	25,842	505	Weyerhaeuser Company	26,997
352	QLogic Corporation #	6,632		Total Materials	1,026,066
3,942	QUALCOMM, Inc.	218,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Large Cap Index Fund-I
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Telecommunications Services (2.9%)			3,064	Duke Energy Corporation	$53,865
1,000	American Tower Corporation #	$41,900	1,237	Dynegy, Inc. #	8,325
14,558	AT&T, Inc. ‡	448,532	758	Edison International, Inc.	36,642
304	CenturyTel, Inc.	11,306	506	Entergy Corporation	54,102
387	Embarq Corporation	17,713	1,564	Exelon Corporation	122,962
807	Frontier Communications		758	FirstEnergy Corporation	55,751
	Corporation #	9,329	1,006	FPL Group, Inc.	64,917
3,736	Qwest Communications		223	Integrys Energy Group, Inc.	11,386
	International, Inc. *	14,309	150	Nicor, Inc.	5,973
7,041	Sprint Nextel Corporation	57,314	675	NiSource, Inc.	11,529
6,974	Verizon Communications, Inc.	237,395	500	Pepco Holdings, Inc.	12,470
1,089	Windstream Corporation	12,981	860	PG&E Corporation	33,136
	Total Telecommunications		201	Pinnacle West Capital Corporation	6,748
	Services	850,779	906	PPL Corporation	42,546
			682	Progress Energy, Inc.	28,855
Utilities (3.6%)			1,212	Public Service Enterprise Group, Inc.	50,662
1,664	AES Corporation #	26,857	400	Questar Corporation	21,152
452	Allegheny Energy, Inc.	21,877	659	Sempra Energy	37,009
503	Ameren Corporation	20,668	1,870	Southern Company	66,179
1,029	American Electric Power Company, Inc.	40,646	504	TECO Energy, Inc.	9,349
806	CenterPoint Energy, Inc.	12,711	1,014	Xcel Energy, Inc.	20,341
602	CMS Energy Corporation	8,127		Total Utilities	1,025,318
657	Consolidated Edison, Inc.	26,083
403	Constellation Energy Group, Inc.	33,513		Total Common Stock
1,458	Dominion Resources, Inc.	64,414		(cost $26,734,091)	27,232,003
403	DTE Energy Company	16,523

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (2.2%)	Rate (+)	Date	Value
632,364	Thrivent Financial Securities Lending Trust	2.540%	N/A	$632,364
	Total Collateral Held for Securities Loaned
	(cost $632,364)			632,364

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Large Cap Index Fund-I
Schedule of Investments as of July 31, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.4%)	Rate (+)	Date	Value
$100,000	Federal National Mortgage Association ‡	2.117%	9/17/2008	$99,728
1,475,363	Thrivent Money Market Fund	2.440	N/A	1,475,363
	Total Short-Term Investments (at amortized cost)			1,575,091
	Total Investments (cost $28,941,546) 102.4%			$29,439,458
	Other Assets and Liabilities, Net (2.4%)			(691,539)
	Total Net Assets 100.0%			$28,747,919

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 500 Index Mini-Futures	22	September 2008	$1,464,343	$1,393,810	($70,533)
Total Futures					($70,533)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At July 31, 2008, $99,728 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $1,478,212 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages, and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,465,346
Gross unrealized depreciation	(5,967,435)
Net unrealized appreciation (depreciation)	$497,911
Cost for federal income tax purposes	$28,941,546

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Balanced Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (68.6%)	Value	Shares	Common Stock (68.6%)	Value
Consumer Discretionary (6.8%)			27,600	Coca-Cola Company ‡	$1,421,400
16,200	Advance Auto Parts, Inc. ±‡~	$665,658	21,800	Constellation Brands, Inc. #~	469,136
9,200	Autoliv, Inc.	359,168	25,895	CVS/Caremark Corporation ~	945,168
16,200	Bed Bath & Beyond, Inc. #±	450,846	7,100	Diageo plc ADR	499,698
2,600	Black & Decker Corporation ±	156,052	4,368	Dr. Pepper Snapple Group, Inc. #	90,287
16,800	Carters, Inc.	277,702	18,600	Elizabeth Arden, Inc. #‡	303,738
3,800	Centex Corporation	55,784	14,550	Flowers Foods, Inc.	437,518
9,400	Children’s Place Retail Stores, Inc. #~	357,670	14,800	General Mills, Inc.	952,972
47,600	Coldwater Creek, Inc. #*	310,352	9,600	Hormel Foods Corporation *	347,232
89,100	Comcast Corporation ±‡	1,837,242	22,166	Kraft Foods, Inc. *	705,322
8,400	D.R. Horton, Inc.	93,408	29,300	Kroger Company	828,604
13,200	Dollar Tree, Inc. #	495,000	8,300	Lorillard, Inc. #	557,013
2,651	Finish Line, Inc. #*	28,768	18,700	Pepsi Bottling Group, Inc.	520,795
17,900	Fossil, Inc. #*	479,362	25,300	PepsiCo, Inc. ‡	1,683,968
7,800	Genesco, Inc. #*	229,320	21,500	Philip Morris International, Inc.	1,110,475
24,700	Goodyear Tire & Rubber Company #	484,861	33,512	Procter & Gamble Company ‡	2,194,366
12,200	Guess ?, Inc.	386,374	14,826	Reckitt Benckiser Group plc	808,315
3,600	Gymboree Corporation #	134,640	11,500	Smithfield Foods, Inc. #*	247,020
23,700	Harley-Davidson, Inc. *	896,808	26,500	Wal-Mart Stores, Inc.	1,553,430
2,400	Harman International Industries, Inc.	98,808	9,900	William Wrigley Jr. Company	781,704
2,100	Hasbro, Inc.	81,312		Total Consumer Staples	18,068,515
41,300	Hot Topic, Inc. #	259,777
23,000	Kohl’s Corporation #*	963,930	Energy (9.4%)
64,500	Leapfrog Enterprises, Inc. #*	617,265	21,900	Devon Energy Corporation ~	2,078,091
4,100	Lennar Corporation *	49,610	32,900	Dril-Quip, Inc. #	1,781,206
36,300	McDonald’s Corporation	2,170,377	33,186	Exxon Mobil Corporation ±	2,669,150
9,000	McGraw-Hill Companies, Inc.	366,030	56,500	Halliburton Company *	2,532,330
2,000	Mohawk Industries, Inc. #*	117,940	39,300	Noble Corporation	2,038,491
5,400	Newell Rubbermaid, Inc.	89,262	25,900	Occidental Petroleum Corporation ‡	2,041,697
49,100	Pier 1 Imports, Inc. *	181,670	780	Patriot Coal Corporation	98,397
6,200	Pulte Homes, Inc.	75,702	7,600	Peabody Energy Corporation	514,140
33,400	Regal Entertainment Group	556,110	81,100	Petrohawk Energy Corporation ‡	2,702,252
18,800	Ross Stores, Inc. ‡	713,648	39,800	Petroleo Brasileiro SA ADR *	2,225,218
8,200	Skechers USA, Inc. #	154,980	19,900	Petroleum Development
8,100	Target Corporation	366,363		Corporation #±	1,100,669
26,700	TJX Companies, Inc. *	900,057	46,051	Sunoco, Inc. *	1,870,131
16,600	Ulta Salon Cosmetics &		22,700	Total SA ADR	1,736,096
	Fragrance, Inc. #*	156,538	38,500	Willbros Group, Inc. #*	1,446,830
17,700	Viacom, Inc. #	494,361		Total Energy	24,834,698
5,800	Warnaco Group, Inc. #	243,310
42,000	Yum! Brands, Inc.	1,504,440	Financials (9.6%)
	Total Consumer Discretionary	17,860,505	6,700	Affiliated Managers Group, Inc. #~	578,880
			18,600	AFLAC, Inc. ‡	1,034,346
Consumer Staples (6.8%)			13,000	Allstate Corporation ±	600,860
10,200	Alberto-Culver Company ~	273,666	2,200	AMB Property Corporation ‡	107,712
21,500	Altria Group, Inc. ‡	437,525	23,200	American Express Company ~	861,184
14,700	Avon Products, Inc. ‡	623,280	35,062	American International Group, Inc. ±	913,365
5,824	Cadbury plc ‡	275,883	8,100	Ameriprise Financial, Inc. ±	344,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Balanced Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (68.6%)	Value	Shares	Common Stock (68.6%)	Value

Financials — continued			7,600	Prudential Financial, Inc. *	$524,172
2,401	Apartment Investment &		2,940	Public Storage, Inc. *	240,757
	Management Company	$82,042	2,400	Rayonier, Inc. REIT	112,128
13,200	Axis Capital Holdings, Ltd.	418,176	9,300	Security Capital Assurance, Ltd. *	17,670
31,100	Bank of America Corporation ±‡	1,023,190	3,000	Simon Property Group, Inc. *	277,890
16,600	Bank of New York Mellon Corporation ~	589,300	100	Sovran Self Storage, Inc.	4,181
2,363	CapitalSource, Inc. *	27,458	24,800	U.S. Bancorp *‡	759,128
38,000	Center Financial Corporation ‡~	418,000	3,800	UDR, Inc.	97,052
14,000	Chubb Corporation ‡	672,560	2,300	Weingarten Realty Investors *	70,127
19,200	Citigroup, Inc. ±‡	358,848	32,500	Wells Fargo & Company *	983,775
900	CME Group, Inc. ±	324,117	8,900	Zions Bancorporation *	260,503
8,775	Commerce Bancshares, Inc. ~	382,853		Total Financials	25,327,860
7,800	Cullen/Frost Bankers, Inc. ~	411,372
1,800	Developers Diversified Realty		Health Care (9.6%)
	Corporation	57,528	9,800	Aetna, Inc. ±	401,898
27,600	East West Bancorp, Inc. *	328,716	533	Amedisys, Inc. #*	34,176
12,000	Endurance Specialty Holdings, Ltd.	367,200	3,400	AmerisourceBergen Corporation	142,358
300	Entertainment Properties Trust	16,092	17,600	ArthroCare Corporation #*	372,064
3,700	Equity Residential REIT *	159,729	19,100	Beckman Coulter, Inc. ±	1,381,694
1,300	Essex Property Trust, Inc.	157,755	38,000	BioMarin Pharmaceutical, Inc. #~	1,236,900
8,800	Federal Home Loan		14,800	C.R. Bard, Inc. ±	1,374,032
	Mortgage Corporation *	71,896	6,000	Cardinal Health, Inc. ~	322,380
14,700	Federal National Mortgage Association	169,050	13,700	Cephalon, Inc. #*	1,002,292
7,400	Franklin Resources, Inc.	744,514	7,200	CIGNA Corporation ~	266,544
7,300	Goldman Sachs Group, Inc.	1,343,492	1,400	Covance, Inc. #*‡	128,520
677	Gramercy Capital Corporation *	4,577	5,700	Coventry Health Care, Inc. #	201,609
4,100	Hartford Financial Services Group, Inc.	259,899	21,700	Dentsply International, Inc. ‡	873,425
13,500	HCC Insurance Holdings, Inc.	305,775	100,300	Dexcom, Inc. #*	674,016
3,300	Hospitality Properties Trust	70,290	7,700	Express Scripts, Inc. #	543,158
10,500	Hudson City Bancorp, Inc.	191,730	20,900	Gilead Sciences, Inc. #‡	1,128,182
64,900	J.P. Morgan Chase & Company	2,636,887	44,900	Hansen Medical, Inc. #*	684,725
400	Kilroy Realty Corporation	18,324	2,000	Health Net, Inc. #	55,920
2,300	Mack-Cali Realty Corporation	88,274	1,700	Henry Schein, Inc. #	91,052
22,500	Marshall & Ilsley Corporation *	342,000	31,700	Hospira, Inc. #	1,209,672
15,300	Merrill Lynch & Company, Inc. *	407,745	3,100	Humana, Inc. #	136,121
35,700	MGIC Investment Corporation *	228,480	19,600	ImClone Systems, Inc. #	1,253,028
18,400	Morgan Stanley	726,432	7,700	IMS Health, Inc.	160,930
51,300	New York Community Bancorp, Inc. *	852,606	2,300	Laboratory Corporation of America
41,700	NewAlliance Bancshares, Inc. *	541,266		Holdings #	155,434
9,500	Northern Trust Corporation	742,615	38,900	Masimo Corporation #*	1,469,253
6,800	Nymex Holdings, Inc.	557,464	5,000	McKesson Corporation ±	279,950
100	Parkway Properties, Inc.	3,529	10,156	Medco Health Solutions, Inc. #	503,534
28,400	People’s United Financial, Inc.	482,232	3,600	Millipore Corporation #*	253,260
2,400	Plum Creek Timber Company, Inc. *	116,928	22,200	NuVasive, Inc. #*	1,246,974
64,800	PMI Group, Inc. *	162,648	2,100	Omnicare, Inc.	61,824
4,000	PNC Financial Services Group, Inc.	285,160	2,300	Patterson Companies, Inc. #±	71,829
6,500	Portfolio Recovery Associates, Inc. #*	259,155	283	PharMerica Corporation #	6,693
2,700	ProLogis Trust	131,976

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Balanced Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (68.6%)	Value	Shares	Common Stock (68.6%)	Value

Health Care — continued			Information Technology (11.4%)
100	Psychiatric Solutions, Inc. #*	$3,502	42,500	ADC Telecommunications, Inc. #±‡	$402,050
2,700	Quest Diagnostics, Inc. *	143,532	22,700	Apple Computer, Inc. #±~	3,608,165
67,300	SenoRx, Inc. #	485,906	15,200	Applied Materials, Inc. ‡	263,264
21,900	Shire Pharmaceuticals Group plc ADR	1,102,446	11,300	ASML Holding NV ADR	257,527
19,600	STERIS Corporation	669,732	11,200	Avnet, Inc. #±	305,312
8,400	Thermo Fisher Scientific, Inc. #	508,368	73,600	Cisco Systems, Inc. #±	1,618,464
9,500	United Therapeutics Corporation #*	1,077,205	48,500	Citrix Systems, Inc. #‡~	1,292,040
15,940	UnitedHealth Group, Inc.	447,595	18,000	Cognizant Technology Solutions
47,300	Vertex Pharmaceuticals, Inc. #	1,631,850		Corporation #±	505,260
10,700	WellPoint, Inc. #	561,215	190,700	Compuware Corporation #±‡	2,097,700
13,600	Zimmer Holdings, Inc. #	937,176	15,600	Corning, Inc. ±	312,156
	Total Health Care	25,291,974	9,500	DTS, Inc. #*±	271,605
			20,100	Electronic Arts, Inc. #	867,918
Industrials (8.2%)			50,800	EMC Corporation #	762,508
250	Allegiant Travel Company #	6,170	14,400	F5 Networks, Inc. #*	419,760
22,800	American Commercial Lines, Inc. #*	261,060	15,500	FormFactor, Inc. #*	269,700
19,800	American Reprographics Company #~	316,998	2,070	Google, Inc. #	980,662
10,000	C.H. Robinson Worldwide, Inc. ‡	482,000	7,800	Harris Corporation	375,570
6,200	Canadian National Railway Company ~	327,050	79,600	Informatica Corporation #	1,288,724
28,700	Carlisle Companies, Inc. ±	877,933	73,700	Integrated Device Technology, Inc. #	738,474
16,600	Danaher Corporation *‡	1,322,190	99,500	Intel Corporation ±	2,207,905
16,000	Emerson Electric Company ‡	779,200	35,200	Intersil Corporation	849,376
15,100	FTI Consulting, Inc. #	1,074,516	47,600	Ixia #	416,976
70,100	General Electric Company	1,983,129	13,100	Juniper Networks, Inc. #	340,993
15,700	Hub Group, Inc. #	610,102	74,800	Microsoft Corporation	1,923,856
23,300	JA Solar Holdings Company, Ltd. ADR #*	353,461	16,600	NETAPP, Inc. #	424,130
25,200	JB Hunt Transport Services, Inc. *	931,896	23,000	Nokia Oyj ADR ±	628,360
9,400	Kaydon Corporation *	445,748	32,650	NVIDIA Corporation #	373,516
14,200	Kirby Corporation #	677,624	24,100	Omniture, Inc. #*	418,135
5,800	Manpower, Inc.	278,400	20,000	ON Semiconductor Corporation #*	187,800
10,500	McDermott International, Inc. #	500,535	107,800	Powerwave Technologies, Inc. #*	441,980
27,800	Oshkosh Corporation *	501,512	16,100	QUALCOMM, Inc.	890,974
39,600	Pall Corporation	1,600,632	82,900	Quest Software, Inc.	1,252,619
24,700	Pentair, Inc.	855,114	3,500	Research in Motion, Ltd. #	429,870
59,300	Polypore International, Inc. #	1,550,695	74,500	Sonus Networks, Inc. #	270,435
8,700	Precision Castparts Corporation	812,841	51,300	Tellabs, Inc. #	263,682
10,700	Rockwell Collins, Inc.	531,683	35,600	Texas Instruments, Inc.	867,928
21,500	Roper Industries, Inc. *	1,315,370	107,100	TIBCO Software, Inc. #*	879,291
11,600	Shaw Group, Inc.	670,480	2,477	Verigy, Ltd. #	55,064
4,500	SPX Corporation	570,510	8,100	Zebra Technologies Corporation #	249,561
23,900	Tyco International, Ltd.	1,064,984		Total Information Technology	30,009,310
26,700	Waste Management, Inc.	948,918
	Total Industrials	21,650,751

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Balanced Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Common Stock (68.6%)	Value	Shares	Common Stock (68.6%)	Value

Materials (2.9%)			Utilities (2.7%)
9,900	Air Products and Chemicals, Inc. ±	$942,579	12,600	AES Corporation #	$203,364
375	Arkema ADR	19,125	4,400	Ameren Corporation	180,796
16,000	Dow Chemical Company ±	532,960	8,500	American Electric Power Company, Inc. ±	335,750
15,200	E.I. du Pont de Nemours and Company	665,912	5,400	Consolidated Edison, Inc.	214,380
8,700	FMC Corporation ±	647,019	4,000	Constellation Energy Group, Inc. ~	332,640
15,300	Freeport-McMoRan		15,000	Dominion Resources, Inc. ~	662,700
	Copper & Gold, Inc. ‡	1,480,275	3,900	DTE Energy Company	159,900
8,900	Lubrizol Corporation	443,220	20,216	Duke Energy Corporation	355,397
21,800	Pactiv Corporation #	525,598	7,000	Edison International, Inc. ‡	338,380
15,500	Praxair, Inc.	1,452,815	4,600	Entergy Corporation ‡	491,832
15,900	Silgan Holdings, Inc.	839,838	14,000	Exelon Corporation ~	1,100,680
	Total Materials	7,549,341	7,100	FirstEnergy Corporation	522,205
			7,200	PG&E Corporation	277,416
Telecommunications Services (1.2%)			7,700	PPL Corporation	361,592
59,400	AT&T, Inc. ±‡	1,830,114	5,700	Progress Energy, Inc.	241,167
10,000	Embarq Corporation	457,700	11,200	Public Service Enterprise Group, Inc.	468,160
10,300	NII Holdings, Inc. #	562,998	4,200	Questar Corporation	222,096
51,800	Sprint Nextel Corporation	421,652	5,700	Sempra Energy	320,112
	Total Telecommunications		2,500	Wisconsin Energy Corporation	112,800
	Services	3,272,464	8,700	Xcel Energy, Inc. ±	174,522
				Total Utilities	7,075,889

				Total Common Stock
				(cost $171,027,226)	180,941,307

Shares	Preferred Stock/Equity-Linked Securities (0.3%)	Value
5,025	Allegro Investment Corporation SA TGT, Convertible ¿≤	$226,034
15,771	Credit Suisse New York, NY ±	337,342
12,000	Federal National Mortgage Association	201,480
	Total Preferred Stock/Equity-Linked Securities
	(cost $818,823)	764,856

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (35.0%)	Rate	Date	Value
Asset-Backed Securities (4.6%)
$922,924	Americredit Automobile Receivables Trust ±†	2.543%	8/6/2008	$887,655
538,078	Bear Stearns Mortgage Funding Trust †	2.601	8/25/2008	134,432
1,000,000	Chase Funding Issuance Trust ‡	4.960	9/17/2012	1,013,197
750,000	Citibank Credit Card Issuance Trust ‡	5.650	9/20/2019	734,884
843,066	Countrywide Asset-Backed Certificates ±	5.549	4/25/2036	765,404
1,000,000	Discover Card Master Trust ±	5.650	3/16/2020	933,177
1,000,000	First Franklin Mortgage Loan Asset-Backed Certificates †‡	2.571	8/25/2008	982,226
726,624	First Horizon ABS Trust †	2.591	8/25/2008	532,651
1,000,000	Ford Credit Floor Plan Master Owner Trust ±†	2.638	8/15/2008	979,261
950,500	GMAC Mortgage Corporation Loan Trust †	2.531	8/25/2008	662,079
1,014,629	GMAC Mortgage Corporation Loan Trust †	2.641	8/25/2008	545,226

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Balanced Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (35.0%)	Rate	Date	Value
Asset-Backed Securities — continued
$468,522	Green Tree Financial Corporation ±	6.330%	11/1/2029	$455,760
700,000	Merna Re, Ltd. †≤	4.551	9/30/2008	667,870
63,498	National Collegiate Student Loan Trust †	2.521	8/25/2008	63,436
140,535	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	138,390
1,500,000	Renaissance Home Equity Loan Trust ‡	5.608	5/25/2036	1,469,202
240,398	Residential Asset Securities Corporation	4.160	7/25/2030	236,859
442,570	Residential Funding Mortgage Securities II †	2.591	8/25/2008	409,801
147,239	SLM Student Loan Trust †	2.810	10/27/2008	146,947
852,689	Wachovia Asset Securitization, Inc. †≤	2.601	8/25/2008	532,696
	Total Asset-Backed Securities			12,291,153

Basic Materials (0.3%)
250,000	ArcelorMittal ±≤	6.125	6/1/2018	240,076
500,000	Precision Castparts Corporation ±	5.600	12/15/2013	496,032
	Total Basic Materials			736,108

Capital Goods (0.7%)
135,000	Caterpillar Financial Services Corporation ±	5.850	9/1/2017	137,900
225,000	Honeywell International, Inc.	5.300	3/1/2018	219,715
500,000	John Deere Capital Corporation ~	5.350	1/17/2012	508,863
750,000	Oakmont Asset Trust ≤	4.514	12/22/2008	752,582
350,000	United Technologies Corporation	4.875	5/1/2015	348,838
	Total Capital Goods			1,967,898

Collateralized Mortgage Obligations (1.8%)
1,120,816	Banc of America Mortgage Securities, Inc. ‡	4.804	9/25/2035	1,058,880
689,877	HomeBanc Mortgage Trust	5.987	4/25/2037	524,340
683,060	J.P. Morgan Alternative Loan Trust	5.771	3/25/2036	505,003
985,231	Merrill Lynch Mortgage Investors, Inc.	4.871	6/25/2035	926,227
675,606	Thornburg Mortgage Securities Trust †	2.551	8/25/2008	670,631
647,635	Thornburg Mortgage Securities Trust †	2.571	8/25/2008	619,817
391,772	Zuni Mortgage Loan Trust †	2.591	8/25/2008	372,385
	Total Collateralized Mortgage Obligations			4,677,283

Commercial Mortgage-Backed Securities (4.7%)
1,500,000	Bear Stearns Commercial Mortgage Securities, Inc. †‡≤	2.608	8/15/2008	1,408,976
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc. ±	4.487	2/11/2041	974,896
500,000	Bear Stearns Commercial Mortgage Securities, Inc. ±	5.835	9/11/2042	439,570
24,842	Citigroup Commercial Mortgage Trust †≤	2.528	8/15/2008	23,930
30,022	Commercial Mortgage Pass-Through Certificates †≤	2.558	8/15/2008	29,080
1,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	2.588	8/15/2008	935,438
1,500,000	Commercial Mortgage Pass-Through Certificates †‡≤	2.638	8/15/2008	1,383,297
1,500,000	Credit Suisse Mortgage Capital Certificates †~≤	2.628	8/15/2008	1,415,199
500,000	Crown Castle International Corporation ±≤	5.245	11/15/2036	487,375
1,250,000	Greenwich Capital Commercial Funding Corporation ‡	5.867	8/10/2017	1,103,118
1,000,000	GS Mortgage Securities Corporation II †‡≤	2.590	8/6/2008	920,126
53,218	LB-UBS Commercial Mortgage Trust	3.086	5/15/2027	53,072
1,000,000	Merrill Lynch Mortgage Trust	5.442	1/12/2044	924,928

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Balanced Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (35.0%)	Rate	Date	Value
Commercial Mortgage-Backed Securities — continued
$1,000,000	TIAA Real Estate CDO, Ltd.	5.815%	8/15/2039	$982,719
875,000	Wachovia Bank Commercial Mortgage Trust	5.765	7/15/2045	831,256
400,072	Washington Mutual Asset Securities Corporation ≤	3.830	1/25/2035	392,144
	Total Commercial Mortgage-Backed Securities			12,305,124

Communications Services (0.8%)
125,000	AT&T, Inc.	6.500	9/1/2037	120,174
150,000	British Telecom plc ±	9.125	12/15/2030	177,944
150,000	Citizens Communications Company ‡	6.250	1/15/2013	142,500
330,000	Comcast Corporation ±	6.500	1/15/2015	334,637
140,000	New Cingular Wireless Services, Inc. ‡	8.750	3/1/2031	163,044
125,000	News America, Inc.	6.400	12/15/2035	115,813
220,000	Rogers Cable, Inc.	5.500	3/15/2014	212,265
280,000	Rogers Cable, Inc.	6.750	3/15/2015	285,175
40,000	Rogers Cable, Inc.	8.750	5/1/2032	45,081
225,000	Sprint Capital Corporation	6.900	5/1/2019	191,812
245,000	Verizon Communications, Inc.	5.550	2/15/2016	238,236
	Total Communications Services			2,026,681

Consumer Cyclical (0.5%)
350,000	Ford Motor Credit Company	7.375	10/28/2009	318,803
150,000	McDonald’s Corporation	6.300	3/1/2038	147,424
250,000	Nissan Motor Acceptance Corporation ≤	4.625	3/8/2010	250,242
315,000	Nissan Motor Acceptance Corporation ≤	5.625	3/14/2011	313,557
230,000	Walmart Stores, Inc.	5.875	4/5/2027	221,611
	Total Consumer Cyclical			1,251,637

Consumer Non-Cyclical (0.9%)
400,000	Abbott Laboratories ‡	5.150	11/30/2012	410,235
170,000	Archer-Daniels-Midland Company	6.450	1/15/2038	161,636
230,000	Baxter International, Inc. ±	5.900	9/1/2016	235,470
150,000	HCA, Inc.	9.250	11/15/2016	154,500
250,000	Johnson & Johnson Company	5.950	8/15/2037	255,230
200,000	Kroger Company	6.400	8/15/2017	204,391
375,000	PepsiCo, Inc.	4.650	2/15/2013	380,802
300,000	Schering-Plough Corporation ‡	6.000	9/15/2017	296,236
150,000	United Health Group	6.500	6/15/2037	130,793
100,000	Wyeth	5.950	4/1/2037	94,615
	Total Consumer Non-Cyclical			2,323,908

Energy (0.4%)
265,000	Nexen, Inc.	5.650	5/15/2017	256,418
300,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II ≤	5.298	9/30/2020	280,125
125,000	Ras Laffan Liquefied Natural Gas Company, Ltd. III ≤	5.832	9/30/2016	121,838
220,000	Transocean, Inc.	6.000	3/15/2018	223,014
200,000	XTO Energy, Inc.	5.500	6/15/2018	187,247
	Total Energy			1,068,642

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Balanced Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (35.0%)	Rate	Date	Value
Financials (4.3%)
$225,000	Ace INA Holdings, Inc. ~	5.800%	3/15/2018	$215,748
200,000	American Express Company	7.000	3/19/2018	198,903
25,000	Bank of America Corporation	5.650	5/1/2018	23,336
600,000	Bank of America Corporation ‡	8.125	5/15/2018	558,126
225,000	Bear Stearns Companies, Inc. ±	6.950	8/10/2012	231,931
200,000	Bear Stearns Companies, Inc.	6.400	10/2/2017	195,869
350,000	Capmark Financial Group, Inc. ‡	5.875	5/10/2012	223,050
100,000	Capmark Financial Group, Inc.	6.300	5/10/2017	58,721
325,000	CIT Group, Inc.	7.625	11/30/2012	276,017
225,000	Citigroup, Inc. ±	5.000	9/15/2014	204,076
375,000	Corestates Capital Trust I ±≤	8.000	12/15/2026	354,152
475,000	Countrywide Financial Corporation, Convertible †	Zero Coupon	10/15/2008	459,268
400,000	Countrywide Financial Corporation, Convertible ±†≤	Zero Coupon	10/15/2008	386,752
120,000	General Electric Capital Corporation	5.625	9/15/2017	116,827
250,000	General Motors Acceptance Corporation, LLC	6.000	12/15/2011	156,586
450,000	Goldman Sachs Group, Inc. ±	5.125	1/15/2015	424,211
150,000	Goldman Sachs Group, Inc.	6.750	10/1/2037	132,577
500,000	Goldman Sachs Group, Inc., Convertible	1.000	1/31/2015	464,365
400,000	Goldman Sachs Group, Inc., Convertible	1.000	5/7/2015	368,888
165,000	HSBC Holdings plc	6.500	5/2/2036	150,456
390,000	International Lease Finance Corporation	5.750	6/15/2011	355,708
500,000	Lehman Brothers Holdings, Inc.	5.250	2/6/2012	469,640
120,000	Lehman Brothers Holdings, Inc.	6.875	7/17/2037	99,446
200,000	Liberty Property, LP	5.500	12/15/2016	173,566
325,000	Merrill Lynch & Company, Inc.	5.450	2/5/2013	301,483
215,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	184,313
210,000	Morgan Stanley	6.250	8/9/2026	179,656
500,000	Morgan Stanley, Convertible ≤	1.000	1/28/2015	467,630
375,000	Nationwide Health Properties, Inc.	6.250	2/1/2013	369,753
525,000	ProLogis ±	5.500	4/1/2012	514,232
225,000	Prudential Financial, Inc.	6.100	6/15/2017	223,407
100,000	Prudential Financial, Inc.	5.700	12/14/2036	80,340
300,000	Reinsurance Group of America, Inc.	5.625	3/15/2017	241,499
350,000	Royal Bank of Scotland Group plc ≤	6.990	10/5/2017	291,730
275,000	Simon Property Group, LP	5.375	6/1/2011	271,652
275,000	Swiss RE Capital I, LP ≤	6.854	5/25/2016	235,761
105,000	Travelers Companies, Inc.	6.250	6/15/2037	96,616
285,000	Wachovia Bank NA	4.875	2/1/2015	242,382
495,000	Wachovia Capital Trust III	5.800	3/15/2011	279,675
55,000	Washington Mutual Preferred Funding ≤	6.665	12/1/2020	17,875
600,000	Washington Mutual Preferred Funding II ≤	6.895	6/15/2012	186,000
225,000	WEA Finance, LLC ≤	7.125	4/15/2018	216,521
225,000	Wells Fargo & Company	4.375	1/31/2013	214,059
200,000	Wells Fargo & Company	5.625	12/11/2017	190,613
220,000	Willis North America, Inc.	6.200	3/28/2017	204,924
	Total Financials			11,308,340

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Balanced Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (35.0%)	Rate	Date	Value
Foreign (0.2%)
$500,000	Corporacion Andina de Fomento	5.750%	1/12/2017	$476,507
	Total Foreign			476,507

Mortgage-Backed Securities (10.8%)
6,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.000	8/1/2038	6,026,250
17,725,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	8/1/2038	17,342,814
5,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500	8/1/2038	5,132,810
	Total Mortgage-Backed Securities			28,501,874

Technology (0.1%)
250,000	Oracle Corporation *	5.750	4/15/2018	249,422
	Total Technology			249,422

Transportation (0.9%)
175,000	Burlington Northern Santa Fe Corporation ±	7.000	12/15/2025	179,054
350,000	Continental Airlines, Inc. ±	5.983	4/19/2022	281,750
450,000	Delta Air Lines, Inc. ~	7.111	9/18/2011	402,750
342,181	FedEx Corporation	6.720	1/15/2022	360,256
614,173	Southwest Airlines Company	6.150	8/1/2022	582,292
450,000	Union Pacific Corporation ‡	6.125	1/15/2012	464,909
	Total Transportation			2,271,011

U.S. Government (3.1%)
500,000	Federal Home Loan Bank Discount Notes	4.625	10/10/2012	513,067
750,000	Federal Home Loan Mortgage Corporation	5.000	12/14/2018	674,956
1,000,000	Federal National Mortgage Association	4.625	5/1/2013	948,853
210,000	U.S. Treasury Bonds *	4.750	2/15/2037	214,397
175,000	U.S. Treasury Bonds *	5.000	5/15/2037	185,924
250,000	U.S. Treasury Notes *	2.125	4/30/2010	248,945
150,000	U.S. Treasury Notes *	2.750	2/28/2013	147,105
425,000	U.S. Treasury Notes *	2.500	3/31/2013	412,117
200,000	U.S. Treasury Notes *	3.125	4/30/2013	199,109
450,000	U.S. Treasury Notes *	4.250	8/15/2013	470,848
515,000	U.S. Treasury Notes *	4.125	5/15/2015	534,554
230,000	U.S. Treasury Notes *	3.875	5/15/2018	228,023
3,446,850	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	3,591,456
	Total U.S. Government			8,369,354

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Balanced Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (35.0%)	Rate	Date	Value
Utilities (0.9%)
$300,000	CenterPoint Energy Resources Corporation ‡	6.125%	11/1/2017	$292,220
245,000	Cleveland Electric Illuminating Company ±	5.700	4/1/2017	231,676
220,000	Commonwealth Edison Company ±	5.400	12/15/2011	221,104
300,000	Exelon Corporation	6.750	5/1/2011	308,055
225,000	ITC Holdings Corporation ≤	6.050	1/31/2018	218,205
225,000	MidAmerican Energy Holdings Company	6.500	9/15/2037	221,913
395,928	Power Receivables Finance, LLC ≤	6.290	1/1/2012	405,304
350,000	Union Electric Company	6.400	6/15/2017	346,916
145,000	Virginia Electric & Power Company	6.000	1/15/2036	135,138
	Total Utilities			2,380,531
	Total Long-Term Fixed Income (cost $97,678,578)			92,205,473

		Strike	Expiration
Contracts	Options Purchased (<0.1%)	Price	Date	Value
150	Call on U.S. Treasury Bond Futures	$115	9/26/2008	$119,532
	Total Options Purchased (cost $96,545)			119,532

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (14.3%)	Rate (+)	Date	Value
37,840,816	Thrivent Financial Securities Lending Trust	2.540%	N/A	$37,840,816
	Total Collateral Held for Securities Loaned
	(cost $37,840,816)			37,840,816

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (7.1%)	Rate (+)	Date	Value
$200,000	Federal National Mortgage Association ‡	2.100%	9/17/2008	$199,438
18,584,708	Thrivent Money Market Fund	2.440	N/A	18,584,708
	Total Short-Term Investments (at amortized cost)			18,784,146
	Total Investments (cost $326,246,134) 125.3%			$330,656,130
	Other Assets and Liabilities, Net (25.3%)			(66,745,077)
	Total Net Assets 100.0%			$263,911,053

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Balanced Fund
Schedule of Investments as of July 31, 2008 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(35)	September 2008	($7,342,706)	($7,420,000)	($77,294)
5-Yr. U.S. Treasury Bond Futures	(45)	September 2008	(5,001,894)	(5,010,117)	(8,223)
10-Yr. U.S. Treasury Bond Futures	(130)	September 2008	(14,713,666)	(14,927,657)	(213,991)
20-Yr. U.S. Treasury Bond Futures	40	September 2008	4,654,164	4,620,000	(34,164)
EURO Foreign Exchange Currency	(3)	September 2008	(584,010)	(583,388)	622
Futures
Total Futures					($333,050)

			Notional
	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Protection	Date	Amount	Value	Gain/(Loss)
Credit Default Swaps
CDS WB, 5 Year,	Buy	June 2013	$650,000	$13,998	$13,998
at 1.954%;
Bank of America
CDX HY, 5 Year,	Sell	June 2013	1,000,000	(65,771)	(1,599)
Series 10, at 5.00%;
Bank of America
Total Swaps				($51,773)	$12,399

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At July 31, 2008, $199,438 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $37,066,609 and $3,355,819 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts.

~ All or a portion of the security was earmarked as collateral to cover options.

¿ These securities are Equity-Linked Structured Securities.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2008, the value of these investments was $13,160,512 or 5.0% of total net assets.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$29,918,696
Gross unrealized depreciation	(25,508,700)
Net unrealized appreciation (depreciation)	$4,409,996
Cost for federal income tax purposes	$326,246,134

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

High Yield Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Bank Loans (2.7%) !!	Rate	Date	Value
Basic Materials (0.5%)
$2,104,706	Lyondell Chemical Company, Term Loan	5.963%	12/20/2013	$1,773,215
1,296,750	Lyondell Chemical Company, Term Loan	7.000	12/20/2014	1,086,241
	Total Basic Materials			2,859,456

Consumer Cyclical (0.6%)
4,234,253	Ford Motor Company, Term Loan	5.470	12/15/2013	3,329,774
	Total Consumer Cyclical			3,329,774

Consumer Non-Cyclical (0.4%)
124,501	CHS/Community Health Systems, Inc., Term Loan §≠	3.463	7/25/2014	117,467
2,434,358	CHS/Community Health Systems, Inc., Term Loan	4.978	7/25/2014	2,296,816
	Total Consumer Non-Cyclical			2,414,283

Technology (0.4%)
526,699	Flextronics Semiconductor, Ltd., Term Loan	5.041	10/1/2014	479,296
1,832,913	Flextronics Semiconductor, Ltd., Term Loan	5.041	10/1/2014	1,660,308
	Total Technology			2,139,604

Utilities (0.8%)
4,912,875	Energy Future Holdings, Term Loan	6.213	10/10/2014	4,612,453
	Total Utilities			4,612,453
	Total Bank Loans (cost $16,343,556)			15,355,570

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (89.0%)	Rate	Date	Value
Asset-Backed Securities (0.3%)
$2,209,285	Countrywide Home Loans Asset-Backed Securities †«	2.571%	8/25/2008	$1,817,090
	Total Asset-Backed Securities			1,817,090

Basic Materials (8.7%)
1,610,000	Aleris International, Inc.	9.000	12/15/2014	1,231,650
2,585,000	Arch Western Finance, LLC	6.750	7/1/2013	2,578,538
2,360,000	Domtar, Inc.	7.125	8/15/2015	2,218,400
2,155,000	Drummond Company, Inc. ≤	7.375	2/15/2016	1,950,275
2,965,000	FMG Finance, Pty., Ltd. ≤	10.625	9/1/2016	3,439,400
2,120,000	Freeport-McMoRan Copper & Gold, Inc.	8.250	4/1/2015	2,210,100
3,025,000	Freeport-McMoRan Copper & Gold, Inc.	8.375	4/1/2017	3,168,688
1,400,000	Georgia-Pacific Corporation	8.125	5/15/2011	1,379,000
1,805,000	Georgia-Pacific Corporation ≤	7.125	1/15/2017	1,665,112
3,540,000	Graphic Packaging International Corporation *	9.500	8/15/2013	3,292,200
2,965,000	Griffin Coal Mining Company, Pty., Ltd. ≤	9.500	12/1/2016	2,342,350
1,300,000	Jefferson Smurfit Corporation	8.250	10/1/2012	1,140,750
2,020,000	Momentive Performance Materials, Inc. *	11.500	12/1/2016	1,555,400
2,540,000	Mosaic Global Holdings, Inc., Convertible ≤	7.375	12/1/2014	2,616,200
1,820,000	NewPage Corporation	10.000	5/1/2012	1,742,650
3,540,000	Peabody Energy Corporation	6.875	3/15/2013	3,575,400
1,380,000	PNA Group, Inc.	10.750	9/1/2016	1,638,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

High Yield Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (89.0%)	Rate	Date	Value
Basic Materials — continued
$860,000	PNA Intermediate Holdings Corporation †	9.676%	8/15/2008	$864,300
650,000	Rock-Tenn Company ≤	9.250	3/15/2016	669,500
1,700,000	Ryerson, Inc. ≤	12.000	11/1/2015	1,657,500
1,840,000	Smurfit-Stone Container Enterprises, Inc. *	8.000	3/15/2017	1,504,200
1,460,000	Southern Copper Corporation	7.500	7/27/2035	1,398,928
4,080,000	Steel Dynamics, Inc. ≤	7.750	4/15/2016	4,018,800
3,200,000	Terra Capital, Inc.	7.000	2/1/2017	3,160,000
	Total Basic Materials			51,018,091

Capital Goods (9.5%)
3,610,000	Allied Waste North America, Inc.	7.875	4/15/2013	3,673,175
1,300,000	Ashtead Capital, Inc. *≤	9.000	8/15/2016	1,144,000
2,155,000	Ball Corporation	6.625	3/15/2018	2,090,350
4,250,000	BE Aerospace, Inc. *	8.500	7/1/2018	4,388,125
1,200,000	Berry Plastics Holding Corporation	8.875	9/15/2014	960,000
2,230,000	Case New Holland, Inc. ‡	7.125	3/1/2014	2,157,525
1,830,000	Crown Americas, Inc.	7.625	11/15/2013	1,857,450
1,830,000	Crown Americas, Inc.	7.750	11/15/2015	1,889,475
2,600,000	DRS Technologies, Inc.	6.625	2/1/2016	2,626,000
860,000	General Cable Corporation	7.125	4/1/2017	812,700
2,530,000	Graham Packaging Company, Inc. *	9.875	10/15/2014	2,163,150
3,030,000	L-3 Communications Corporation	6.375	10/15/2015	2,848,200
850,000	Legrand SA	8.500	2/15/2025	896,096
5,070,000	Leucadia National Corporation	7.125	3/15/2017	4,746,788
1,390,000	Mueller Water Products, Inc.	7.375	6/1/2017	1,139,800
1,760,000	Norcraft Companies, LP/Norcraft Finance Corporation *	9.000	11/1/2011	1,742,400
1,230,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	1,260,750
4,250,000	Owens-Illinois, Inc.	7.800	5/15/2018	4,281,875
2,595,000	Plastipak Holdings, Inc. ≤	8.500	12/15/2015	2,205,750
2,385,000	RBS Global, Inc./Rexnord Corporation	9.500	8/1/2014	2,277,675
1,780,000	Rental Services Corporation *	9.500	12/1/2014	1,459,600
2,170,000	SPX Corporation ≤	7.625	12/15/2014	2,218,825
4,865,000	TransDigm, Inc.	7.750	7/15/2014	4,743,375
1,740,000	United Rentals North America, Inc.	6.500	2/15/2012	1,570,350
	Total Capital Goods			55,153,434

Communications Services (16.2%)
4,250,000	American Tower Corporation *≤	7.000	10/15/2017	4,239,375
2,100,000	CCH I, LLC *	11.000	10/1/2015	1,590,750
2,550,000	Centennial Communication Corporation †	8.541	10/1/2008	2,540,438
2,760,000	Centennial Communications Corporation *	8.125	2/1/2014	2,787,600
4,650,000	Charter Communications Holdings II, LLC *	10.250	9/15/2010	4,429,125
1,700,000	Charter Communications Holdings II, LLC	10.250	9/15/2010	1,615,000
4,790,000	Charter Communications Holdings, LLC *	8.750	11/15/2013	4,430,750
2,915,000	Citizens Communications Company	9.250	5/15/2011	3,031,600
2,550,000	CSC Holdings, Inc. ≤	8.500	6/15/2015	2,511,750
1,120,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	879,200
4,220,000	DIRECTV Holdings, LLC ≤	7.625	5/15/2016	4,188,350
3,220,000	EchoStar DBS Corporation	7.125	2/1/2016	2,970,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

High Yield Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (89.0%)	Rate	Date	Value
Communications Services — continued
$1,720,000	FairPoint Communications, Inc. ≤	13.125%	4/1/2018	$1,711,400
2,665,000	Idearc, Inc.	8.000	11/15/2016	1,212,575
5,760,000	Intelsat Subsidiary Holding Company, Ltd. ≤	8.875	1/15/2015	5,673,600
2,458,000	Intelsat, Ltd. >≤	Zero Coupon	2/1/2010	2,089,300
3,585,000	Lamar Media Corporation	6.625	8/15/2015	3,226,500
2,550,000	Level 3 Financing, Inc.	12.250	3/15/2013	2,562,750
1,440,000	Level 3 Financing, Inc.	9.250	11/1/2014	1,310,400
4,230,000	Mediacom, LLC/Mediacom Capital Corporation	9.500	1/15/2013	3,997,350
2,610,000	MetroPCS Wireless, Inc.	9.250	11/1/2014	2,531,700
4,010,000	NTL Cable plc	9.125	8/15/2016	3,709,250
2,500,000	Quebecor Media, Inc.	7.750	3/15/2016	2,306,250
1,080,000	Qwest Communications International, Inc.	7.500	2/15/2014	996,300
3,860,000	Qwest Corporation	7.875	9/1/2011	3,802,100
1,230,000	Qwest Corporation	7.625	6/15/2015	1,122,375
3,395,000	R.H. Donnelley Corporation	6.875	1/15/2013	1,680,525
1,610,000	Rural Cellular Corporation †	5.682	9/1/2008	1,610,000
1,515,000	Rural Cellular Corporation	9.875	2/1/2010	1,549,088
4,380,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	4,445,700
5,010,000	TL Acquisitions, Inc. ≤	10.500	1/15/2015	4,408,800
4,000,000	Videotron Ltee	6.875	1/15/2014	3,860,000
640,000	Videotron, Ltd. ≤	9.125	4/15/2018	667,200
2,160,000	Virgin Media Finance plc	8.750	4/15/2014	2,014,200
1,080,000	Windstream Corporation	8.625	8/1/2016	1,093,500
1,600,000	Windstream Corporation	7.000	3/15/2019	1,464,000
	Total Communications Services			94,259,251

Consumer Cyclical (17.4%)
1,470,000	Allied Security Escrow Corporation	11.375	7/15/2011	1,470,000
860,000	AutoNation, Inc.	7.000	4/15/2014	740,675
1,105,000	Beazer Homes USA, Inc. *	8.625	5/15/2011	895,050
1,700,000	Blockbuster, Inc.	9.000	9/1/2012	1,353,625
3,400,000	Bon-Ton Stores, Inc.	10.250	3/15/2014	1,802,000
5,150,000	Boyd Gaming Corporation *	6.750	4/15/2014	3,785,250
3,160,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125	3/1/2012	2,875,600
1,489,000	Dollarama Group, LP †	8.883	12/15/2008	1,347,545
4,300,000	Dollarama Group, LP	8.875	8/15/2012	3,977,500
4,450,000	Firekeepers Development Authority ≤	13.875	5/15/2015	4,094,000
5,180,000	Fontainebleau Las Vegas Holdings, LLC ≤	10.250	6/15/2015	2,745,400
2,960,000	Ford Motor Credit Company †	7.241	10/15/2008	2,810,558
3,820,000	Ford Motor Credit Company ‡	7.375	2/1/2011	3,079,164
2,020,000	Ford Motor Credit Company *	7.000	10/1/2013	1,447,104
840,000	Ford Motor Credit Company, LLC	7.800	6/1/2012	630,876
1,760,000	Gaylord Entertainment Company *	6.750	11/15/2014	1,562,000
2,150,000	General Motors Corporation *	8.375	7/15/2033	1,058,875
3,810,000	Group 1 Automotive, Inc.	8.250	8/15/2013	3,467,100
2,090,000	Hanesbrands, Inc. †	6.508	12/15/2008	1,860,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

High Yield Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (89.0%)	Rate	Date	Value
Consumer Cyclical — continued
$3,820,000	Host Hotels & Resorts, LP	6.875%	11/1/2014	$3,399,800
3,040,000	KB Home *	6.250	6/15/2015	2,530,800
3,820,000	Lear Corporation *	8.500	12/1/2013	3,175,375
450,000	MGM MIRAGE	5.875	2/27/2014	355,500
2,150,000	Mohegan Tribal Gaming Authority *	8.000	4/1/2012	1,806,000
1,250,000	Norcraft Holdings, LP/Norcraft Capital Corporation >	Zero Coupon	9/1/2008	1,137,500
2,200,000	Perry Ellis International, Inc.	8.875	9/15/2013	2,035,000
2,550,000	Pinnacle Entertainment	8.250	3/15/2012	2,416,125
2,517,000	Pokagon Gaming Authority ≤	10.375	6/15/2014	2,592,510
850,000	Pulte Homes, Inc.	7.875	8/1/2011	820,250
2,150,000	Pulte Homes, Inc.	5.200	2/15/2015	1,784,500
3,475,000	Rite Aid Corporation	8.625	3/1/2015	2,232,688
2,990,000	Sally Holdings, LLC *	9.250	11/15/2014	2,915,250
2,415,000	Seminole Hard Rock Entertainment †≤	5.276	9/15/2008	1,956,150
1,600,000	Service Corporation International	6.750	4/1/2015	1,508,000
4,650,000	Shingle Springs Tribal Gaming Authority ≤	9.375	6/15/2015	3,766,500
2,600,000	Speedway Motorsports, Inc.	6.750	6/1/2013	2,489,500
4,805,000	Station Casinos, Inc. *	6.875	3/1/2016	2,186,275
2,440,000	Tenneco, Inc. *	8.125	11/15/2015	2,171,600
4,870,000	Tunica Biloxi Gaming Authority ≤	9.000	11/15/2015	4,589,975
1,500,000	Turning Stone Resort Casino Enterprise ≤	9.125	12/15/2010	1,440,000
3,130,000	Turning Stone Resort Casino Enterprise ≤	9.125	9/15/2014	2,973,500
1,270,000	Universal City Development Services	11.750	4/1/2010	1,295,400
3,655,000	Universal City Florida Holding Company I/II †	7.623	8/1/2008	3,545,350
3,495,000	Warnaco, Inc.	8.875	6/15/2013	3,630,431
2,100,000	Wynn Las Vegas Capital Corporation	6.625	12/1/2014	1,900,500
	Total Consumer Cyclical			101,656,901

Consumer Non-Cyclical (11.7%)
3,190,000	Biomet, Inc.	11.625	10/15/2017	3,369,438
4,100,000	Biomet, Inc.	10.000	10/15/2017	4,407,500
4,200,000	Boston Scientific Corporation	5.450	6/15/2014	3,906,000
2,660,000	Community Health Systems, Inc.	8.875	7/15/2015	2,679,950
3,830,000	Constellation Brands, Inc. *	7.250	9/1/2016	3,695,950
3,120,000	DaVita, Inc. *	7.250	3/15/2015	3,069,300
4,520,000	HCA, Inc.	6.750	7/15/2013	3,932,400
5,515,000	HCA, Inc.	9.250	11/15/2016	5,680,450
2,830,000	Jarden Corporation *	7.500	5/1/2017	2,462,100
3,565,000	Jostens Holding Corporation >	Zero Coupon	12/1/2008	3,440,225
2,760,000	Michael Foods, Inc.	8.000	11/15/2013	2,725,500
3,000,000	Omnicare, Inc.	6.875	12/15/2015	2,745,000
2,160,000	Pinnacle Foods Finance, LLC	9.250	4/1/2015	1,852,200
1,300,000	Select Medical Corporation *†	8.449	9/15/2008	1,131,000
2,990,000	Select Medical Corporation	7.625	2/1/2015	2,578,875
1,830,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	1,820,850
2,590,000	Sun Healthcare Group, Inc.	9.125	4/15/2015	2,577,050
2,020,000	SUPERVALU, Inc.	7.500	11/15/2014	1,992,225
3,220,000	Surgical Care Affiliates, Inc. ≤	8.875	7/15/2015	2,809,450
1,750,000	Tenet Healthcare Corporation	6.375	12/1/2011	1,723,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

High Yield Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (89.0%)	Rate	Date	Value
Consumer Non-Cyclical — continued
$440,000	Tenet Healthcare Corporation	6.500%	6/1/2012	$427,350
1,780,000	Tenet Healthcare Corporation	9.875	7/1/2014	1,788,900
4,410,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	4,299,750
3,190,000	Ventas Realty, LP/Ventas Capital Corporation *	6.500	6/1/2016	2,998,600
	Total Consumer Non-Cyclical			68,113,813

Energy (7.5%)
2,390,000	CHC Helicopter Corporation	7.375	5/1/2014	2,482,612
2,710,000	Chesapeake Energy Corporation	7.500	9/15/2013	2,737,100
2,310,000	Chesapeake Energy Corporation	6.250	1/15/2018	2,119,425
3,480,000	Connacher Oil and Gas, Ltd. ≤	10.250	12/15/2015	3,645,300
2,590,000	Denbury Resources, Inc.	7.500	12/15/2015	2,570,575
3,390,000	Forest Oil Corporation	7.250	6/15/2019	3,186,600
2,550,000	Helix Energy Solutions Group, Inc. ≤	9.500	1/15/2016	2,550,000
1,815,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	1,737,862
3,100,000	Key Energy Services, Inc. ≤	8.375	12/1/2014	3,115,500
2,760,000	Mariner Energy, Inc.	8.000	5/15/2017	2,601,300
3,620,000	Newfield Exploration Company	6.625	4/15/2016	3,375,650
1,710,000	OPTI Canada, Inc.	8.250	12/15/2014	1,722,825
3,690,000	PetroHawk Energy Corporation	9.125	7/15/2013	3,736,125
2,870,000	Plains Exploration & Production Company	7.750	6/15/2015	2,819,775
2,990,000	Quicksilver Resources, Inc.	7.750	8/1/2015	2,907,775
2,550,000	Southwestern Energy Company ≤	7.500	2/1/2018	2,613,750
	Total Energy			43,922,174

Financials (3.3%)
2,340,000	Bank of America Corporation *	8.125	5/15/2018	2,176,691
2,120,000	Countrywide Financial Corporation *	6.250	5/15/2016	1,826,198
2,600,000	Countrywide Financial Corporation, Convertible *†	Zero Coupon	10/15/2008	2,513,888
1,075,000	Deluxe Corporation	7.375	6/1/2015	936,594
1,750,000	FTI Consulting, Inc.	7.625	6/15/2013	1,776,250
7,555,000	General Motors Acceptance Corporation, LLC	6.875	9/15/2011	4,988,582
530,000	Lender Processing Services, Inc. ≤	8.125	7/1/2016	529,338
3,150,000	Nuveen Investment, Inc. ≤	10.500	11/15/2015	2,835,000
2,100,000	Rouse Company	3.625	3/15/2009	2,019,660
	Total Financials			19,602,201

Technology (3.7%)
488,000	Avago Technologies Finance Pte †	8.182	9/2/2008	486,170
3,250,000	Avago Technologies Finance Pte	10.125	12/1/2013	3,428,750
2,130,000	First Data Corporation ≤	9.875	9/24/2015	1,885,050
2,100,000	Freescale Semiconductor, Inc.	8.875	12/15/2014	1,779,750
1,250,000	Freescale Semiconductor, Inc.	9.125	12/15/2014	1,012,500
2,960,000	Nortel Networks, Ltd. †	7.041	10/15/2008	2,789,800
1,210,000	NXP BV/NXP Funding, LLC †	5.541	10/15/2008	949,850
3,680,000	NXP BV/NXP Funding, LLC *	9.500	10/15/2015	2,548,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

High Yield Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (89.0%)	Rate	Date	Value
Technology — continued
$3,585,000	Seagate Technology HDD Holdings	6.800%	10/1/2016	$3,226,500
3,350,000	SunGard Data Systems, Inc.	10.250	8/15/2015	3,400,250
	Total Technology			21,507,020

Transportation (2.3%)
2,265,731	Continental Airlines, Inc.	7.875	7/2/2018	1,540,697
2,010,000	Delta Air Lines, Inc.	7.920	11/18/2010	1,753,725
1,555,000	Hertz Corporation ‡	8.875	1/1/2014	1,426,712
2,420,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	2,371,600
870,000	Kansas City Southern de Mexico SA de CV	7.375	6/1/2014	837,375
2,700,000	Navios Maritime Holdings, Inc.	9.500	12/15/2014	2,639,250
2,750,000	Windsor Petroleum Transport Corporation ≤ƒ	7.840	1/15/2021	2,998,603
	Total Transportation			13,567,962

Utilities (8.4%)
1,376,000	AES Corporation ≤	8.750	5/15/2013	1,427,600
2,700,000	AES Corporation	7.750	10/15/2015	2,666,250
2,700,000	AES Corporation	8.000	10/15/2017	2,659,500
1,553,000	Colorado Interstate Gas Company	6.800	11/15/2015	1,585,688
3,010,000	Copano Energy, LLC	8.125	3/1/2016	2,934,750
1,720,000	Dynegy Holdings, Inc.	6.875	4/1/2011	1,698,500
2,460,000	Dynegy Holdings, Inc.	7.500	6/1/2015	2,330,850
3,675,000	Dynegy Holdings, Inc. *	8.375	5/1/2016	3,647,438
1,670,000	Edison Mission Energy	7.500	6/15/2013	1,678,350
2,820,000	Edison Mission Energy	7.000	5/15/2017	2,664,900
2,820,000	Edison Mission Energy	7.200	5/15/2019	2,650,800
1,900,000	El Paso Corporation	6.875	6/15/2014	1,895,444
1,900,000	El Paso Corporation	7.000	6/15/2017	1,902,128
2,120,000	Ferrellgas Partners, LP ≤	6.750	5/1/2014	1,791,400
4,160,000	NRG Energy, Inc.	7.375	2/1/2016	4,035,200
2,650,000	Regency Energy Partners, LP	8.375	12/15/2013	2,703,000
3,680,000	SemGroup, LP *≤ ≥	8.750	11/15/2015	496,800
1,910,000	Southern Star Central Corporation	6.750	3/1/2016	1,795,400
4,250,000	Texas Competitive Electric Holdings Company, LLC ≤	10.250	11/1/2015	4,250,000
2,250,000	Williams Companies, Inc.	7.625	7/15/2019	2,362,500
1,810,000	Williams Partners, LP	7.250	2/1/2017	1,805,475
	Total Utilities			48,981,973
	Total Long-Term Fixed Income (cost $555,604,880)			519,599,910

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

High Yield Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Preferred Stock (1.7%)	Value
2,600	Bank of America Corporation, Convertible	$2,425,800
8,660	Citigroup, Inc., Convertible	383,118
63,648	Credit Suisse New York, NY	1,361,431
114,000	Federal National Mortgage Association *	1,914,060
93,000	General Motors Corporation, Convertible	1,144,830
69,000	Merrill Lynch & Company, Inc. *	1,417,950
3,720	NRG Energy, Inc., Convertible	1,161,338
	Total Preferred Stock (cost $11,478,516)	9,808,527

Shares	Common Stock (<0.1%)	Value
15	Pliant Corporation #^	$0
36,330	TVMAX Holdings, Inc. #	3,633
6,054	XO Communications, Inc., Stock Warrants #	151
4,540	XO Communications, Inc., Stock Warrants #	91
4,540	XO Communications, Inc., Stock Warrants #	91
3,026	XO Holdings, Inc., Stock Warrants #*	1,452
	Total Common Stock (cost $2,344,578)	5,418

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (11.4%)	Rate (+)	Date	Value
66,655,529	Thrivent Financial Securities Lending Trust	2.540%	N/A	$66,655,529
	Total Collateral Held for Securities Loaned
	(cost $66,655,529)			66,655,529

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.5%)	Rate (+)	Date	Value
$7,470,000	BP Capital Markets plc	2.130%	8/1/2008	$7,470,000
400,000	Federal National Mortgage Association ‡	2.119	9/17/2008	398,912
18,327,076	Thrivent Money Market Fund	2.440	N/A	18,327,076
	Total Short-Term Investments (at amortized cost)			26,195,988
	Total Investments (cost $678,623,047) 109.3%			$637,620,942
	Other Assets and Liabilities, Net (9.3%)			(54,067,794)
	Total Net Assets 100.0%			$583,553,148

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

High Yield Fund
Schedule of Investments as of July 31, 2008 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	(52)	September 2008	($5,940,841)	($5,971,062)	($30,221)
Total Futures					($30,221)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

‡ At July 31, 2008, $398,912 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $6,154,190 of investments were earmarked as collateral to cover open financial futures contracts.

≠ All or a portion of the loan is unfunded.

!! The stated interest rate represents the weighted average of all contracts within the bank loan facility. Bank loans generally have rates of interest which are reset either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturities shown.

≥ In bankruptcy.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2008, the value of these investments was $104,523,313 or 17.9% of total net assets.

« All or a portion of the security is insured or guaranteed.

ƒ Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of July 31, 2008.

	Acquisition
Security	Date	Cost
Windsor Petroleum Transport Corporation	4/21/1998	$2,398,728

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,649,673
Gross unrealized depreciation	(45,651,778)
Net unrealized appreciation (depreciation)	($41,002,105)
Cost for federal income tax purposes	$678,623,047

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Alabama (0.1%)
$1,000,000	Alabama 21st Century Authority Tobacco Settlement
	Revenue Bonds	5.750%	12/1/2020	$1,000,920
	Total Alabama			1,000,920

Alaska (0.7%)
3,155,000	Alaska Energy Authority Power Revenue Refunding Bonds
	(Bradley Lake) (Series 5) (FSA Insured) !	5.000	7/1/2021	3,200,716
2,045,000	Northern Tobacco Securitization Corporation, Alaska
	Tobacco Settlement Asset Backed Revenue Bonds (Series A) ÷	6.200	6/1/2022	2,148,661
2,000,000	Northern Tobacco Securitization Corporation, Alaska
	Tobacco Settlement Asset Backed Revenue Bonds (Series A)	5.000	6/1/2032	1,585,040
1,670,000	Valdez, Alaska Marine Terminal Revenue Bonds †	2.030	8/1/2008	1,670,000
	Total Alaska			8,604,417

Arizona (0.9%)
975,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured) !	5.000	6/1/2011	1,014,458
1,020,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured) !	5.000	6/1/2012	1,069,399
1,000,000	Arizona Health Facilities Authority Revenue Bonds
	(Blood Systems, Inc.)	5.000	4/1/2017	1,015,180
1,200,000	Arizona Health Facilities Authority Revenue Bonds
	(Blood Systems, Inc.)	5.000	4/1/2018	1,212,276
2,500,000	Glendale, Arizona Industrial Development Authority
	Revenue Bonds	5.000	5/15/2031	2,394,900
500,000	Glendale, Arizona Industrial Development Authority
	Revenue Bonds (Midwestern University) (Series A) ÷	5.750	5/15/2021	547,000
2,000,000	Phoenix, Arizona Industrial Development Authority
	Government Office Lease Revenue Bonds (Capital Mall
	Project) (AMBAC Insured) ÷!	5.375	9/15/2020	2,131,100
5,000	Phoenix, Arizona Industrial Development Authority
	Single Family Mortgage Revenue Bonds (Series 1A)
	(GNMA/FNMA/FHLMC Insured) !	5.875	6/1/2016	5,025
1,285,000	Pima County, Arizona Industrial Development Authority
	Multifamily Bonds (La Hacienda Project) (GNMA/FHA
	Insured) ÷!	7.000	12/20/2031	1,472,661
500,000	Yavapai County, Arizona Hospital Revenue Bonds
	(Yavapai Regional Medical Center) (Series A)	6.000	8/1/2033	500,210
	Total Arizona			11,362,209

Arkansas (0.9%)
240,000	Arkansas Housing Development Agency Single Family
	Mortgage Revenue Bonds (FHA Insured) ÷!	8.375	7/1/2010	258,106
2,400,000	Arkansas State Community Water System Public Water
	Authority Revenue Bonds (Series B) (MBIA Insured) !	5.000	10/1/2023	2,442,144
5,000,000	Arkansas State Development Finance Authority Revenue
	Bonds (Series B) (FSA Insured) ±!	5.000	11/1/2025	5,143,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Arkansas — continued
$2,310,000	Jonesboro, Arkansas Residential Housing and Health
	Care Facilities Revenue Bonds (St. Bernards Regional
	Medical Center) (AMBAC Insured) !	5.800%	7/1/2011	$2,315,036
875,000	Pope County, Arkansas Pollution Control Revenue Bonds
	(Arkansas Power and Light Company Project) (FSA Insured) !	6.300	12/1/2016	876,601
	Total Arkansas			11,035,187

California (7.8%)
3,950,000	Anaheim, California Public Financing Authority Lease
	Revenue Bonds (Public Improvements Project) (Series A)
	(FSA Insured) !	6.000	9/1/2024	4,575,482
1,000,000	California Educational Finance Authority Revenue Bonds	5.875	10/1/2034	993,040
5,000,000	California Infrastructure & Economic Bank Revenue
	Bonds (Bay Area Toll Bridges) (1st Lien-A) ÷	5.000	7/1/2025	5,305,750
100,000	California Pollution Control Financing Authority
	Revenue Bonds †	1.940	8/1/2008	100,000
50,000	California Rural Home Mortgage Finance Authority
	Single Family Mortgage Revenue Bonds (Series D)
	(GNMA/FNMA Insured) (Subject to ‘AMT’) !	7.100	6/1/2031	51,018
2,000,000	California State General Obligation Bonds (AMBAC Insured) !	6.300	9/1/2010	2,152,920
5,000,000	California State General Obligation Revenue Bonds	5.250	3/1/2038	4,987,850
5,000,000	California State General Obligation Revenue Bonds	5.000	11/1/2037	4,842,850
3,000,000	California State Public Works Board Lease Revenue
	Bonds (Department of Corrections State Prison)	7.400	9/1/2010	3,294,990
4,000,000	California State Public Works Board Lease Revenue
	Bonds (UCLA Replacement Hospital) (Series A) (FSA Insured) !	5.375	10/1/2015	4,308,400
2,000,000	California State Revenue General Obligation Bonds	5.250	11/1/2021	2,075,780
10,000	California State Revenue General Obligation Bonds	5.250	4/1/2029	10,106
3,990,000	California State Revenue General Obligation Bonds ÷	5.250	4/1/2029	4,420,800
300,000	California State Unrefunded General Obligation Bonds
	(MBIA Insured) !	6.000	8/1/2016	303,822
2,000,000	California State Veterans General Obligation Revenue
	Bonds (FGIC Insured) (Series AT) !	9.500	2/1/2010	2,205,840
4,030,000	Contra Costa County, California Home Mortgage Revenue
	Bonds (GNMA Insured) (Escrowed to Maturity) ÷!	7.500	5/1/2014	4,896,289
10,000,000	East Bay, California Municipal Utility District Water
	System Revenue Bonds	5.000	6/1/2037	9,908,800
6,000,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A) ÷	7.150	1/1/2013	6,547,140
420,000	Golden West Schools Financing Authority, California
	Revenue Bonds (Series A) (MBIA Insured) !	5.800	2/1/2022	474,760
3,000,000	Los Angeles, California Unified School District
	Revenue Bonds	5.000	7/1/2023	3,068,670
5,000,000	Pittsburg, California Redevelopment Agency Tax
	Allocation Bonds (Los Medanos Community Development
	Project) (AMBAC Insured) !	Zero Coupon	8/1/2024	2,048,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
California — continued
$3,880,000	Pomona, California Single Family Mortgage Revenue
	Bonds (Series A) (GNMA/FNMA Insured) ÷!	7.600%	5/1/2023	$4,884,726
1,385,000	San Bernardino County, California Single Family
	Mortgage Revenue Bonds (Series A) (GNMA Insured) ÷!	7.500	5/1/2023	1,733,064
10,000,000	San Diego Community College District, California
	Revenue Bonds (FSA Guaranteed) !	5.000	5/1/2030	10,096,100
1,500,000	San Francisco, California Bay Area Rapid Transit
	District Sales Tax Revenue Bonds (AMBAC Insured) !	6.750	7/1/2010	1,624,290
8,000,000	San Jose, California Airport Revenue Bonds (Series A)	5.000	3/1/2037	7,256,160
2,760,000	San Jose, California Redevelopment Agency Tax
	Allocation Bonds (Series A) (MBIA Insured) !	5.000	8/1/2025	2,707,367
	Total California			94,874,364

Colorado (5.7%)
475,000	Colorado Educational & Cultural Facilities Authority
	Revenue Bonds	5.125	6/15/2032	443,688
1,000,000	Colorado Educational & Cultural Facilities Authority
	Revenue Bonds	5.375	6/15/2038	959,080
2,000,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Bromley East Project) (Series A) ÷	7.250	9/15/2030	2,259,500
570,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Cherry Creek Academy Facility, Inc.)	6.000	4/1/2021	573,551
1,280,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Cherry Creek Academy Facility, Inc.)	6.000	4/1/2030	1,255,565
2,825,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Classical Academy) ÷	7.250	12/1/2030	3,234,540
1,000,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project) ÷	5.750	6/1/2016	1,077,780
750,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project) ÷	6.125	6/1/2021	815,902
6,250,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project) ÷	6.250	6/1/2031	6,820,250
160,000	Colorado Health Facilities Authority Revenue Bonds	6.250	12/1/2010	163,944
615,000	Colorado Health Facilities Authority Revenue Bonds ÷	6.250	12/1/2010	633,985
3,080,000	Colorado Health Facilities Authority Revenue Bonds ÷	6.800	12/1/2020	3,449,939
1,920,000	Colorado Health Facilities Authority Revenue Bonds	6.800	12/1/2020	2,037,216
3,000,000	Colorado Health Facilities Authority Revenue Bonds	5.750	5/15/2036	2,839,680
1,000,000	Colorado Health Facilities Authority Revenue Bonds
	(Parkview Medical Center Project) ÷	6.500	9/1/2020	1,106,300
500,000	Colorado Health Facilities Authority Revenue Bonds
	(Parkview Medical Center Project) ÷	6.600	9/1/2025	554,610
115,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series A-2) (Subject to ‘AMT’)	7.450	10/1/2016	116,254
45,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series A-3)	7.250	4/1/2010	45,140
425,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series B-3)	6.700	8/1/2017	440,580

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Colorado — continued
$50,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series C-3) (FHA/VA Insured) !	7.150%	10/1/2030	$50,704
20,000	Colorado Housing and Finance Authority Single Family
	Revenue Bonds (Series A-3)	7.000	11/1/2016	20,444
515,000	Colorado Housing and Finance Authority Single Family
	Revenue Bonds (Series D-2) (Subject to ‘AMT’)	6.350	11/1/2029	530,393
70,000	Colorado Water Resources and Power Development
	Authority Clean Water Unrefunded Revenue Bonds
	(Series A) (FSA Insured) !	6.250	9/1/2013	70,132
3,525,000	Colorado Water Resources and Power Development
	Authority Small Water Resources Revenue Bonds
	(Series A) (FGIC Insured) !	5.250	11/1/2021	3,627,119
5,000,000	Denver, Colorado City and County Airport Revenue Bonds
	(Series A)	5.000	11/15/2022	5,008,700
6,000,000	Denver, Colorado City and County Revenue Bonds	5.600	10/1/2029	6,303,120
2,000,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A)	5.250	12/1/2031	1,808,160
2,000,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A) (ACA/CBI Insured) ÷!	6.250	12/1/2016	2,213,320
1,885,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds (MBIA Insured) !	Zero Coupon	12/1/2008	1,870,240
10,000,000	Jefferson County, Colorado School District General
	Obligation Bonds (FSA Guaranteed) !	5.000	12/15/2016	10,830,600
3,000,000	Larimer County, Colorado School District #R1 Poudre
	Valley General Obligation Bonds (MBIA/IBC Insured) !	7.000	12/15/2016	3,696,480
4,000,000	Northwest Parkway Public Highway Authority, Colorado
	Capital Appreciation Revenue Bonds (Series C) (AMBAC
	Insured) >÷!	Zero Coupon	6/15/2021	3,776,000
	Total Colorado			68,632,916

Connecticut (0.5%)
2,000,000	Connecticut State Health and Educational Facilities
	Authority Revenue Bonds (Yale University) (Series W)	5.125	7/1/2027	2,012,120
4,000,000	Connecticut State Special Tax Obligation Revenue Bonds
	(Transportation Infrastructure) (Series B)	6.500	10/1/2010	4,345,000
	Total Connecticut			6,357,120

District of Columbia (0.5%)
6,205,000	District of Columbia Tobacco Settlement Financing
	Corporation Revenue Bonds	6.250	5/15/2024	6,098,832
	Total District of Columbia			6,098,832

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Florida (1.7%)
$363,000	Brevard County, Florida Housing Finance Authority
	Homeowner Mortgage Revenue Bonds (Series B)
	(GNMA Insured) !	6.500%	9/1/2022	$361,323
855,000	Clay County, Florida Housing Finance Authority Single
	Family Mortgage Revenue Bonds (GNMA/FNMA Insured)
	(Subject to ‘AMT’) !	6.000	4/1/2029	855,983
620,000	Florida State Board of Education Capital Outlay
	Unrefunded General Obligation Bonds (MBIA Insured) !	9.125	6/1/2014	729,108
1,520,000	Florida State Revenue Bonds (Jacksonville Transportation)	5.000	7/1/2019	1,522,630
2,000,000	Hillsborough County, Florida Industrial Development
	Authority Pollution Control Revenue Bonds	5.150	9/1/2025	1,991,120
1,500,000	Jacksonville, Florida Health Facilities Authority
	Revenue Bonds (Series C) ÷	5.750	8/15/2015	1,561,275
1,145,000	Leon County, Florida Educational Facilities Authority
	Certificates of Participation ÷	8.500	9/1/2017	1,555,700
2,000,000	Orange County, Florida Health Facilities Authority
	Revenue Bonds (Orlando Regional Healthcare System)
	(Series A) (MBIA Insured) !	6.250	10/1/2018	2,244,280
160,000	Orange County, Florida Housing Finance Authority
	Homeowner Revenue Bonds (Series B-1) (GNMA/FNMA
	Insured) (Subject to ‘AMT’) !	5.900	9/1/2028	160,072
65,000	Palm Beach County, Florida Housing Finance Authority
	Single Family Homeowner Revenue Bonds (Series A-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’) !	5.900	10/1/2027	65,065
6,000,000	South Miami, Florida Health Facilities Authority
	Hospital Revenue Bonds	5.000	8/15/2032	5,586,480
4,000,000	Tallahassee, Florida Consolidated Utility Revenue Bonds	5.000	10/1/2032	4,037,800
	Total Florida			20,670,836

Georgia (2.9%)
6,900,000	Bibb County, Georgia Authority Environmental
	Improvement Revenue Bonds	4.850	12/1/2009	6,899,862
1,645,000	Brunswick, Georgia Water and Sewer Refunding Revenue
	Bonds (MBIA Insured) !	6.000	10/1/2011	1,733,534
1,500,000	Brunswick, Georgia Water and Sewer Refunding Revenue
	Bonds (MBIA Insured) !	6.100	10/1/2019	1,753,230
1,560,000	Chatham County, Georgia Hospital Authority Revenue
	Bonds (C/O Memorial Medical Center)	5.750	1/1/2029	1,365,016
1,000,000	Chatham County, Georgia Hospital Authority Revenue
	Bonds (Memorial Health University Medical Center)	6.125	1/1/2024	959,080
5,000,000	Cherokee County, Georgia Water and Sewer Authority
	Refunding Revenue Bonds (MBIA Insured) !	5.500	8/1/2018	5,517,650
5,275,000	Gainesville, Georgia Redevelopment Authority
	Educational Facilities Revenue Bonds	5.125	3/1/2027	4,664,999
3,500,000	Georgia State General Obligation Bonds (Series D)	5.000	8/1/2012	3,772,230
35,000	Georgia State Prerefunded Balance General Obligation
	Bonds (Series B) ÷	5.650	3/1/2012	38,355
1,000,000	Georgia State Unrefunded Balance General Obligation
	Bonds (Series B)	6.300	3/1/2009	1,026,710

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Georgia — continued
$1,000,000	Georgia State Unrefunded Balance General Obligation
	Bonds (Series B)	6.300%	3/1/2010	$1,064,120
1,965,000	Georgia State Unrefunded Balance General Obligation
	Bonds (Series B)	5.650	3/1/2012	2,149,160
2,500,000	Milledgeville-Balswin County, Georgia Development
	Authority Revenue Bonds ÷	5.500	9/1/2024	2,806,150
1,500,000	Savannah, Georgia Economic Development Authority
	Student Housing Revenue Bonds (State University
	Project) (Series A) (ACA Insured) ÷!	6.750	11/15/2020	1,665,735
	Total Georgia			35,415,831

Hawaii (2.2%)
7,330,000	Hawaii State Highway Revenue Bonds	5.500	7/1/2018	8,266,481
5,000,000	Honolulu, Hawaii City & County Board of Water Supply
	Water System Revenue Bonds (Series A)	5.000	7/1/2036	5,019,200
10,000,000	Honolulu, Hawaii City & County Revenue Bonds (Series A)
	(FSA Insured) !	5.250	3/1/2027	10,339,900
2,555,000	Honolulu, Hawaii City & County Revenue Bonds
	(Unrefunded Balance) (Series A) (FGIC Insured) !	6.250	4/1/2014	2,912,547
	Total Hawaii			26,538,128

Idaho (0.4%)
3,115,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured) !	Zero Coupon	4/1/2010	2,963,237
2,000,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured) !	Zero Coupon	4/1/2011	1,814,940
	Total Idaho			4,778,177

Illinois (9.3%)
2,000,000	Broadview, Illinois Tax Increment Tax Allocation
	Revenue Bonds	5.250	7/1/2012	1,995,720
1,000,000	Broadview, Illinois Tax Increment Tax Allocation
	Revenue Bonds	5.375	7/1/2015	980,210
10,000,000	Chicago, Illinois Capital Appreciation City Colleges
	General Obligation Bonds (FGIC Insured) !	Zero Coupon	1/1/2024	4,361,100
3,000,000	Chicago, Illinois Lakefront Millennium Project General
	Obligation Bonds (MBIA Insured) ÷!	5.750	1/1/2029	3,328,620
195,000	Chicago, Illinois Single Family Mortgage Revenue Bonds
	(Series C) (GNMA/FNMA/FHLMC Insured) (Subject to ‘AMT’) !	7.050	10/1/2030	197,634
135,000	Chicago, Illinois Single Family Mortgage Revenue Bonds
	(Series C) (GNMA/FNMA/FHLMC Insured) (Subject to ‘AMT’) !	7.000	3/1/2032	137,137
7,200,000	Chicago, Illinois Tax Increment Capital Appreciation
	Tax Allocation Revenue Bonds (Series A) (ACA Insured) !	Zero Coupon	11/15/2014	5,044,032
1,000,000	Cook County, Illinois Community Consolidated School
	District #15 Palatine Capital Appreciation General
	Obligation Bonds (FGIC Insured) ÷!	Zero Coupon	12/1/2014	771,290

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Illinois — continued
$2,500,000	Cook County, Illinois General Obligation Bonds (Series A)
	(MBIA Insured) !	6.250%	11/15/2011	$2,757,475
1,250,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured) !	8.500	12/1/2011	1,461,875
1,565,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured) !	8.500	12/1/2014	1,984,890
1,815,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured) !	8.500	12/1/2016	2,385,146
1,000,000	Du Page County, Illinois General Obligation Bonds
	(Stormwater Project)	5.600	1/1/2021	1,121,530
1,000,000	Illinois Development Finance Authority Revenue Bonds
	(Midwestern University) (Series B) ÷	6.000	5/15/2026	1,099,240
4,900,000	Illinois Educational Facilities Authority Revenue
	Bonds (Northwestern University) ÷	5.250	11/1/2032	5,460,462
1,000,000	Illinois Educational Facilities Authority Student
	Housing Revenue Bonds (University Center Project) ÷	6.625	5/1/2017	1,135,810
1,600,000	Illinois Health Facilities Authority Revenue Bonds
	(Bethesda Home and Retirement) (Series A)	6.250	9/1/2014	1,624,336
2,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Centegra Health Systems)	5.250	9/1/2018	2,014,740
2,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Lutheran General Health Care Facilities) (FSA Insured) !	6.000	4/1/2018	2,250,240
2,500,000	Illinois Health Facilities Authority Revenue Bonds
	(Passavant Memorial Area Hospital Association) ÷	6.000	10/1/2024	2,718,250
4,180,000	Illinois Health Facilities Authority Revenue Bonds
	(Rush- Presbyterian-St. Lukes) (Series A) (MBIA Insured) !	5.250	11/15/2014	4,240,234
3,970,000	Illinois Health Facilities Authority Revenue Bonds
	(Swedish American Hospital) ÷	6.875	11/15/2030	4,271,958
4,655,000	Illinois Health Facilities Authority Revenue Bonds
	(Thorek Hospital and Medical Center)	5.250	8/15/2018	4,612,034
2,120,000	Illinois Health Facilities Authority Unrefunded
	Revenue Bonds (Series B) (MBIA/IBC Insured) !	5.250	8/15/2018	2,142,748
7,900,000	Illinois State Sales Tax Revenue Bonds (Second Series)	5.750	6/15/2018	8,913,965
3,065,000	Illinois State Sales Tax Revenue Bonds (Series L)	7.450	6/15/2012	3,551,324
1,000,000	Illinois, Rush University Medical Center Finance
	Authority Refunding Bonds (Series B) (MBIA Insured) !	5.250	11/1/2035	943,310
2,345,000	Joliet, Illinois Regional Port District Marine Term
	Revenue Bonds †	2.030	8/1/2008	2,345,000
3,035,000	McHenry County, Illinois Community High School
	District #157 General Obligation Bonds (FSA Insured) !	9.000	12/1/2017	4,148,906
4,000,000	McLean County, Illinois Bloomington - Normal Airport
	Central Illinois Regional Authority Revenue Bonds
	(Subject to ‘AMT’)	6.050	12/15/2019	4,015,280
1,410,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (FGIC Insured) !	5.250	12/15/2028	1,428,513
885,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (Series A) (FGIC Insured) !	5.500	6/15/2015	978,447

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Illinois — continued
$17,505,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (Series A) (FGIC Insured) !	Zero Coupon	6/15/2020	$9,823,981
3,100,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (Series A) (MBIA Insured) !	Zero Coupon	6/15/2024	1,381,732
2,000,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (Series A) (MBIA Insured) !	Zero Coupon	12/15/2024	869,020
7,000,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (Series B) (MBIA Insured) >!	Zero Coupon	6/15/2020	6,173,230
6,550,000	Metropolitan Water Reclamation District of Greater
	Chicago General Obligation Refunding Bonds	5.250%	12/1/2032	6,969,855
3,000,000	Regional Transportation Authority, Illinois Revenue
	Bonds (Series A) (FGIC Insured) !	6.700	11/1/2021	3,524,070
	Total Illinois			113,163,344

Indiana (0.8%)
700,000	Ball State University, Indiana University Student Fee
	Revenue Bonds (Series K) (FGIC Insured) ÷!	5.750	7/1/2020	766,374
1,250,000	East Chicago, Indiana Elementary School Building
	Corporation Revenue Bonds	6.250	1/5/2016	1,350,475
500,000	Indiana Health and Educational Facilities Finance
	Authority Hospital Revenue Bonds	5.250	5/15/2041	496,860
250,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A)	6.800	12/1/2016	286,238
985,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A) (MBIA/IBC Insured) ÷!	7.250	6/1/2015	1,062,470
3,565,000	Indiana Transportation Finance Authority Highway
	Unrefunded Revenue Bonds (Series A) (MBIA/IBC Insured) !	7.250	6/1/2015	4,108,306
2,120,000	Purdue University, Indiana Revenue Bonds (Student
	Fees) (Series L)	5.000	7/1/2020	2,171,177
	Total Indiana			10,241,900

Iowa (0.9%)
2,085,000	Coralville, Iowa Urban Renewal Annual Appropriation
	Revenue Bonds (Tax Increment-H2)	5.000	6/1/2011	2,157,475
3,125,000	Coralville, Iowa Urban Renewal Annual Appropriation
	Revenue Bonds (Tax Increment-H2)	5.000	6/1/2021	3,061,094
4,500,000	Iowa Finance Authority Health Care Facilities Revenue
	Bonds (Genesis Medical Center)	6.250	7/1/2025	4,613,085
1,740,000	Iowa Finance Authority Single Family Revenue Bonds
	(Series E)	5.000	1/1/2037	1,508,093
	Total Iowa			11,339,747

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Kansas (1.6%)
$9,580,000	Kansas State Department of Transportation Highway
	Revenue Bonds (Series B-2) †	2.170%	8/1/2008	$9,580,000
90,000	Kansas State Development Finance Authority Health
	Facility Revenue Bonds ÷	5.375	11/15/2024	97,618
910,000	Kansas State Development Finance Authority Health
	Facility Revenue Bonds	5.375	11/15/2024	926,180
2,000,000	Olathe, Kansas Health Facilities Revenue Bonds (Olathe
	Medical Center Project) (Series A) (AMBAC Insured) !	5.500	9/1/2025	2,051,020
2,475,000	Salina, Kansas Hospital Revenue Bonds	5.000	10/1/2036	2,259,650
225,000	Sedgwick and Shawnee Counties, Kansas Single Family
	Mortgage Revenue Bonds (Series A-2) (GNMA Insured) !	6.700	6/1/2029	228,312
4,350,000	Wyandotte County/Kansas City, Kansas Unified
	Government Special Obligation Revenue Bonds
	(2nd Lien-B)	5.000	12/1/2020	4,196,967
	Total Kansas			19,339,747

Kentucky (0.4%)
5,345,000	Kentucky State Turnpike Authority Economic Development
	Revenue Bonds (Revitalization Project) (FGIC Insured) !	Zero Coupon	1/1/2010	5,145,845
	Total Kentucky			5,145,845

Louisiana (2.5%)
500,000	Jefferson Parish, Louisiana Home Mortgage Authority
	Single Family Mortgage Revenue Bonds (Series A-2)
	(GNMA/FNMA Insured) (Subject to ‘AMT’) !	7.500	12/1/2030	502,890
150,000	Jefferson Parish, Louisiana Home Mortgage Authority
	Single Family Mortgage Revenue Bonds (Series D-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’) !	7.500	6/1/2026	150,936
125,000	Louisiana Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA
	Insured) (Subject to ‘AMT’) !	7.050	6/1/2031	126,878
3,000,000	Louisiana Public Facilities Authority Hospital Revenue
	Bonds (Lake Charles Memorial) (AMBAC/TCRS Insured) ÷!	8.625	12/1/2030	3,468,510
500,000	Louisiana Public Facilities Authority Revenue Bonds	5.000	7/1/2031	432,060
4,745,000	Louisiana Public Facilities Authority Revenue Bonds
	(MBIA Insured) !	5.250	3/1/2031	4,670,836
6,500,000	New Orleans, Louisiana General Obligation Bonds
	(AMBAC Insured) !	Zero Coupon	9/1/2012	5,576,220
10,000,000	Parish of St. John the Baptist, Louisiana Revenue
	Bonds (Marathon Oil Corporation Project) (Series
	2007A) (Non-AMT)	5.125	6/1/2037	8,635,500
2,605,000	Regional Transportation Authority, Louisiana Sales Tax
	Revenue Bonds (Series A) (FGIC Insured) !	8.000	12/1/2012	3,051,836
4,200,000	Tobacco Settlement Financing Corporation, Louisiana
	Revenue Bonds (Series 2001-B)	5.500	5/15/2030	3,794,532
	Total Louisiana			30,410,198

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Maryland (0.9%)
$1,250,000	Frederick County, Maryland Educational Facilities
	Revenue Bonds (Mount Saint Mary’s College) (Series A) ÷	5.750%	9/1/2025	$1,331,262
1,815,000	Maryland State Economic Development Corporation
	Revenue Bonds (Lutheran World Relief) ÷	7.200	4/1/2025	1,982,561
1,550,000	Maryland State Economic Development Corporation
	Student Housing Revenue Bonds (Sheppard Pratt)
	(ACA Insured) !	6.000	7/1/2033	1,408,888
1,000,000	Maryland State Health and Higher Educational
	Facilities Authority Revenue Bonds (University of
	Maryland Medical System) ÷	6.000	7/1/2022	1,106,640
4,500,000	Morgan State University, Maryland Academic and
	Auxiliary Facilities Fees Revenue Bonds (MBIA Insured) !	6.050	7/1/2015	4,990,185
5,000	Prince George’s County, Maryland Housing Authority
	Single Family Mortgage Revenue Bonds (Series A)
	(GNMA/FNMA/FHLMC Insured) (Subject to ‘AMT’) !	7.400	8/1/2032	5,030
	Total Maryland			10,824,566

Massachusetts (3.1%)
5,000,000	Massachusetts Bay Transportation Authority Sales Tax
	Revenue Bonds (Series B) (MBIA Insured) !	5.500	7/1/2025	5,518,350
4,935,000	Massachusetts State Construction Lien General
	Obligation Bonds (Series A) (FGIC-TCRS Insured) !	5.250	1/1/2013	5,358,028
725,000	Massachusetts State Development Finance Agency Revenue
	Bonds (Devens Electric Systems)	5.625	12/1/2016	748,077
15,000,000	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds	5.250	7/1/2033	16,156,650
1,000,000	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Partners Healthcare System)
	(Series C)	6.000	7/1/2016	1,065,490
3,000,000	Massachusetts State School Building Authority
	Dedicated Sales Tax Revenue Bonds (Series A)
	(MBIA Insured) !	5.000	8/15/2027	3,058,680
5,000,000	Massachusetts State Water Pollution Abatement Trust
	Revenue Bonds	5.000	8/1/2024	5,359,700
	Total Massachusetts			37,264,975

Michigan (2.6%)
2,000,000	East Lansing, Michigan Building Authority General
	Obligation Bonds	5.700	4/1/2020	2,278,100
3,250,000	Kalamazoo, Michigan Hospital Finance Authority
	Revenue Bonds	5.000	5/15/2026	3,212,040
1,500,000	Livonia, Michigan Public Schools School District
	General Obligation Bonds (FGIC Insured) ÷!	Zero Coupon	5/1/2009	1,475,400
1,380,000	Michigan Public Power Agency Revenue Bonds
	(Combustion Turbine #1 Project) (Series A)
	(AMBAC Insured) !	5.250	1/1/2016	1,446,447
45,000	Michigan State Hospital Finance Authority Revenue
	Bonds (Detroit Medical Center)	8.125	8/15/2012	45,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Michigan — continued
$2,825,000	Michigan State Hospital Finance Authority Revenue
	Bonds (MBIA Insured) ÷!	5.375%	8/15/2014	$3,047,186
175,000	Michigan State Hospital Finance Authority Revenue
	Bonds (Series P) (MBIA Insured) ÷!	5.375	8/15/2014	185,150
2,750,000	Michigan State Hospital Finance Authority Revenue
	Refunding Bonds (Crittenton Hospital) (Series A)	5.500	3/1/2022	2,824,662
5,000,000	Michigan State Trunk Line Fund Revenue Bonds
	(FSA Insured) !	5.000	11/1/2022	5,212,250
4,500,000	Rochester, Michigan Community School District General
	Obligation Bonds (MBIA Insured) !	5.000	5/1/2019	4,800,285
2,855,000	Sault Ste. Marie, Michigan Chippewa Indians Housing
	Authority Revenue Bonds (Tribal Health and Human
	Services Center)	7.750	9/1/2012	2,857,627
2,000,000	St. Clair County, Michigan Economic Development
	Corporation Revenue Bonds (Detroit Edison) (Series AA)
	(AMBAC Insured) !	6.400	8/1/2024	2,043,420
990,000	Summit Academy North, Michigan Public School Academy
	Certificates of Participation ÷	6.550	7/1/2014	1,067,398
690,000	Summit Academy North, Michigan Public School Academy
	Certificates of Participation ÷	8.375	7/1/2030	766,590
	Total Michigan			31,262,155

Minnesota (4.1%)
1,000,000	Baytown Township Minnesota Revenue Bonds §	7.000	8/1/2038	993,750
800,000	Minneapolis and St. Paul, Minnesota Housing &
	Redevelopment Authority Healthcare System Revenue
	Bonds (Healthpartners Obligation Group Project)	6.000	12/1/2021	815,952
2,030,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds	5.000	1/1/2022	1,954,362
5,000,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds (Series A)
	(AMBAC Insured) !	5.000	1/1/2035	4,857,050
5,000,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds (Series C)
	(FGIC Insured) !	5.000	1/1/2031	4,636,900
7,685,000	Minneapolis, Minnesota Community Development Agency
	Tax Increment Revenue Bonds (MBIA Insured) !	Zero Coupon	3/1/2009	7,582,098
85,000	Minnesota Agricultural and Economic Development Board
	Health Care System Unrefunded Balance Revenue Bonds
	(Fairview Hospital) (Series A) (MBIA Insured) !	5.750	11/15/2026	86,695
1,000,000	Minnesota Higher Education Facilities Authority
	Revenue Bonds (College of Art and Design) (Series 5-D) ÷	6.625	5/1/2020	1,075,930
530,000	Minnesota Higher Education Facilities Authority
	Revenue Bonds (University of St. Thomas) (Series 5-Y)	5.250	10/1/2019	555,196
3,620,000	Minnesota State General Obligation Bonds	5.250	8/1/2017	3,675,024
2,000,000	North Oaks, Minnesota Senior Housing Revenue Bonds
	(Presbyterian Homes, North Oaks)	6.125	10/1/2039	1,918,140
2,000,000	Northern Municipal Power Agency Minnesota Electric
	System Revenue Bonds (Series A)	5.000	1/1/2026	2,005,860

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Minnesota — continued
$1,000,000	Northfield, Minnesota Hospital Revenue Bonds (Series C) ÷	6.000%	11/1/2021	$1,099,680
1,300,000	Northfield, Minnesota Hospital Revenue Bonds (Series C) ÷	6.000	11/1/2026	1,429,584
2,040,000	Northfield, Minnesota Hospital Revenue Bonds (Series C) ÷	6.000	11/1/2031	2,243,347
1,000,000	St. Louis Park, Minnesota Health Care Facilities
	Revenue Bonds §	5.750	7/1/2030	991,670
2,000,000	St. Louis Park, Minnesota Health Care Facilities
	Revenue Bonds ÷	5.250	7/1/2030	2,207,660
4,000,000	St. Paul, Minnesota Housing and Redevelopment
	Authority Educational Facility Revenue Bonds	5.000	10/1/2024	4,002,640
230,000	St. Paul, Minnesota Housing and Redevelopment
	Authority Health Care Facilities Revenue Bonds
	(Healthpartners Obligation Group PJ)	5.250	5/15/2019	227,373
1,500,000	St. Paul, Minnesota Housing and Redevelopment
	Authority Health Care Facilities Revenue Bonds
	(Healthpartners Obligation Group PJ)	5.250	5/15/2036	1,328,400
1,690,000	St. Paul, Minnesota Housing and Redevelopment
	Authority Lease Parking Facilities Revenue Bonds
	(Rivercentre Parking Ramp)	6.000	5/1/2013	1,720,065
4,135,000	White Earth Band of Chippewa Indians, Minnesota
	Revenue Bonds (Series A) (ACA Insured) !	7.000	12/1/2011	4,286,548
	Total Minnesota			49,693,924

Missouri (1.9%)
7,500,000	Jackson County, Missouri Special Obligation Harry S.
	Truman Sports Complex Revenue Bonds (AMBAC Insured) !	5.000	12/1/2027	7,504,500
785,000	Missouri State Development Finance Board
	Infrastructure Facilities Revenue Bonds (Eastland
	Center Project Phase II) (Series B) ÷	5.875	4/1/2017	806,933
500,000	Missouri State Development Finance Board
	Infrastructure Facilities Revenue Bonds (Eastland
	Center Project Phase II) (Series B) ÷	6.000	4/1/2021	514,375
2,000,000	Missouri State Environmental Improvement and Energy
	Resources Authority Pollution Control Revenue Bonds
	(Associated Electric Coop Project)	4.375	12/1/2034	2,039,180
1,000,000	Missouri State Environmental Improvement and Energy
	Resources Authority Water Pollution Revenue Bonds
	(Series A)	5.250	1/1/2018	1,061,610
2,500,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds	5.000	5/15/2020	2,518,375
3,000,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds (Barnes
	Jewish, Inc. Christian) (Series A)	5.250	5/15/2014	3,180,510
1,500,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds (Lake
	Regional Health Securities Project)	5.600	2/15/2025	1,474,605
1,000,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds (Saint
	Anthony’s Medical Center) ÷	6.250	12/1/2030	1,098,270

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Missouri — continued
$655,000	Missouri State Health and Educational Facilities
	Authority Revenue Bonds (Lake of the Ozarks)	6.500%	2/15/2021	$658,210
130,000	Missouri State Housing Development Commission Single
	Family Mortgage Revenue Bonds (Series B-1) (GNMA/FNMA
	Insured) (Subject to ‘AMT’) !	7.450	9/1/2031	132,796
140,000	Missouri State Housing Development Commission Single
	Family Mortgage Revenue Bonds (Series C-1) (GNMA/FNMA
	Insured) !	6.550	9/1/2028	140,277
250,000	Missouri State Housing Development Commission Single
	Family Mortgage Revenue Bonds (Series C-1) (GNMA/FNMA
	Insured) (Subject to ‘AMT’) !	7.150	3/1/2032	260,605
2,000,000	St. Charles County, Missouri Francis Howell School
	District General Obligation Bonds (Series A)	5.250	3/1/2018	2,178,880
	Total Missouri			23,569,126

Montana (1.3%)
2,830,000	Montana Facility Finance Authority Revenue Providence
	Health and Services Revenue Bonds	5.000	10/1/2024	2,831,698
40,000	Montana State Board of Housing Single Family Mortgage
	Revenue Bonds (Series A-1)	6.000	6/1/2016	39,363
140,000	Montana State Board of Housing Single Family Mortgage
	Revenue Bonds (Series A-2) (Subject to ‘AMT’)	6.250	6/1/2019	138,041
2,385,000	Montana State Board of Investment Refunded Balance
	1996 Payroll Tax Revenue Bonds (MBIA Insured) ÷!	6.875	6/1/2020	2,468,260
775,000	Montana State Board of Investment Refunded Revenue
	Bonds (1996 Payroll Tax) (MBIA Insured) ÷!	6.875	6/1/2020	802,055
1,240,000	Montana State Board of Investment Refunded Revenue
	Bonds (Payroll Tax) (MBIA Insured) ÷!	6.875	6/1/2020	1,283,288
1,165,000	Montana State Board of Regents Revenue Bonds (Higher
	Education-University of Montana) (Series F) (MBIA Insured) !	5.750	5/15/2016	1,238,733
3,000,000	Montana State Health Facilities Authority Revenue
	Bonds (Hillcrest Senior Living Project) ÷	7.375	6/1/2030	3,299,940
3,860,000	Montana State Hospital Finance Authority Refunding
	Revenue Bonds	5.250	6/1/2018	3,968,775
	Total Montana			16,070,153

Nebraska (1.8%)
2,000,000	Douglas County, Nebraska Hospital Authority Revenue Bonds	5.750	11/1/2048	1,903,860
2,500,000	Nebraska Public Power District Revenue Bonds
	(Series B) (AMBAC Insured) !	5.000	1/1/2013	2,662,300
5,780,000	Omaha, Nebraska Public Power District Electric
	Revenue Bonds (Series A)	5.000	2/1/2046	5,750,869
3,455,000	Omaha, Nebraska Public Power District Revenue Bonds
	(Series B) ÷	6.150	2/1/2012	3,685,829
1,675,000	Omaha, Nebraska Special Assessment Revenue Bonds
	(Riverfront Redevelopment Project) (Series A)	5.500	2/1/2015	1,798,967
6,000,000	University of Nebraska Revenue Bonds (Lincoln Student
	Fees & Facilities) (Series B)	5.000	7/1/2023	6,136,980
	Total Nebraska			21,938,805

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Nevada (0.1%)
$595,000	Clark County Nevada School District General Obligation
	Bonds (Series B) (FSA Insured) †!	2.340%	8/1/2008	$595,000
	Total Nevada			595,000

New Hampshire (0.1%)
1,800,000	New Hampshire State Health and Education Facilities
	Authority Revenue Bonds	5.000	1/1/2036	1,470,240
	Total New Hampshire			1,470,240

New Jersey (1.7%)
2,000,000	Hudson County, New Jersey Department of Finance and
	Administration Certificate of Participation (MBIA Insured) !	6.250	12/1/2015	2,304,980
195,000	New Jersey State Educational Facilities Authority
	Revenue Bonds †	1.880	8/1/2008	195,000
1,000,000	New Jersey State Highway Authority Revenue Bonds
	(Series L)	5.250	7/15/2018	1,106,030
745,000	New Jersey State Turnpike Authority Revenue Bonds
	(Series C) (AMBAC-TCRS Insured) !	6.500	1/1/2016	849,099
3,695,000	New Jersey State Turnpike Authority Revenue Bonds
	(Series C) (AMBAC-TCRS Insured) ÷!	6.500	1/1/2016	4,227,560
260,000	New Jersey State Turnpike Authority Revenue Bonds
	(Series C) (AMBAC-TCRS Insured) ÷!	6.500	1/1/2016	297,474
5,000,000	New Jersey Transportation Trust Fund Authority Revenue
	Bonds (Transportation System) (Series A) (FSA Insured) !	5.500	12/15/2016	5,596,150
3,180,000	Ocean County, New Jersey Utilities Authority
	Wastewater Revenue Bonds	5.250	1/1/2025	3,419,931
2,595,000	West New York, New Jersey Municipal Utilities
	Authority Revenue Bonds (FGIC Insured) ÷!	Zero Coupon	12/15/2009	2,515,801
	Total New Jersey			20,512,025

New Mexico (1.0%)
3,500,000	Jicarilla, New Mexico Apache Nation Revenue Bonds
	(Series A)	5.500	9/1/2023	3,594,220
160,000	New Mexico Mortgage Finance Authority Single Family
	Mortgage Capital Appreciation Revenue Bonds (Series
	D-2) (Subject to ‘AMT’)	Zero Coupon	9/1/2019	150,722
500,000	New Mexico Mortgage Finance Authority Single Family
	Mortgage Revenue Bonds (Series C-2) (GNMA/FNMA
	Insured) (Subject to ‘AMT’) !	6.950	9/1/2031	513,595
7,500,000	Sandoval County, New Mexico Incentive Payment
	Revenue Bonds	5.000	6/1/2020	7,739,925
	Total New Mexico			11,998,462

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
New York (8.3%)
$5,000,000	Metropolitan Transportation Authority, New York
	Transportation Facilities Revenue Bonds (Series A)	5.500%	7/1/2017	$5,541,250
4,225,000	Metropolitan Transportation Authority, New York
	Transportation Facilities Revenue Bonds (Series O) ÷	5.750	7/1/2013	4,533,425
4,000,000	New York State Dormitory Authority Revenue Bonds
	(Series B)	5.250	5/15/2012	4,228,040
2,000,000	New York State Dormitory Authority Revenue Bonds
	(State University Educational Facilities) (Series A)	7.500	5/15/2013	2,348,060
5,000,000	New York State Dormitory Authority Revenue Bonds
	(State University Educational Facilities) (Series A)	5.875	5/15/2017	5,633,000
2,000,000	New York State Local Government Assistance Corporation
	Revenue Bonds (Series E) (MBIA/IBC Insured) !	5.250	4/1/2016	2,192,160
845,000	New York State Mortgage Agency Revenue Bonds (Series 26)	5.350	10/1/2016	845,194
2,500,000	New York State Thruway Authority Revenue Bonds (Series B)
	(FSA Insured) !	5.000	4/1/2015	2,730,125
20,000,000	New York State Urban Development Corporation Revenue
	Bonds (Correctional and Youth Facilities) (Series A)	5.000	1/1/2017	20,817,204
1,620,000	New York State Urban Development Corporation Revenue
	Bonds (Syracuse University Center)	6.000	1/1/2009	1,646,860
1,720,000	New York State Urban Development Corporation Revenue
	Bonds (Syracuse University Center)	6.000	1/1/2010	1,806,998
8,940,000	New York, New York City Municipal Transitional Finance
	Authority Revenue Bonds (Series A) >	5.500	11/1/2011	9,564,548
2,000,000	New York, New York City Municipal Water and Sewer
	System Revenue Bonds (Series A) (AMBAC Insured) ÷!	5.875	6/15/2012	2,221,180
735,000	New York, New York City Transitional Finance Authority
	Revenue Bonds ÷	5.375	11/15/2021	771,088
1,805,000	New York, New York City Transitional Finance Authority
	Revenue Bonds ÷	5.375	11/15/2021	1,988,767
13,000,000	New York, New York City Transitional Finance Authority
	Revenue Bonds (Future Tax Secured) (Series B)	5.250	2/1/2011	13,664,430
1,750,000	New York, New York General Obligation Bonds (Series A)	5.500	8/1/2022	1,825,828
12,000,000	New York, New York General Obligation Bonds (Series B)	5.250	8/1/2017	12,785,160
655,000	New York, New York General Obligation Bonds (Series H)
	(FSA/CR Insured) ÷!	5.250	3/15/2016	676,491
5,000,000	New York, New York General Obligation Bonds (Series I-1)	5.000	4/1/2023	5,121,050
325,000	Triborough, New York Bridge and Tunnel Authority
	Revenue Bonds (Series Q) ÷	6.750	1/1/2009	331,906
	Total New York			101,272,764

North Carolina (2.4%)
1,475,000	North Carolina Eastern Municipal Power Agency Power
	System Prerefunded Revenue Bonds (Series A) ÷	6.000	1/1/2026	1,728,390
4,000,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds	5.375	1/1/2017	4,085,400
2,375,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series B)	5.500	1/1/2021	2,343,555
5,000,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series D)	5.500	1/1/2014	5,264,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
North Carolina — continued
$2,000,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series D)	6.750%	1/1/2026	$2,061,340
7,170,000	North Carolina Eastern Municipal Power Agency System
	Revenue Bonds	5.250	1/1/2020	7,157,452
250,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B)	6.500	1/1/2009	254,132
610,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B)	6.375	1/1/2013	638,688
4,000,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B) (MBIA Insured) !	6.000	1/1/2011	4,266,760
1,000,000	Wake County, North Carolina Industrial, Facilities,
	and Pollution Control Revenue Bonds (Carolina Power
	and Light Company Project)	5.375	2/1/2017	1,031,290
	Total North Carolina			28,831,307

North Dakota (0.8%)
3,500,000	Grand Forks, North Dakota Health Care System Revenue
	Bonds (Altru Health Systems Group) ÷	7.125	8/15/2024	3,845,520
2,945,000	South Central Regional Water District, North Dakota
	Utility System Revenue Bonds (Northern Burleigh
	County) (Series A)	5.650	10/1/2029	2,987,496
3,250,000	Ward County, North Dakota Health Care Facilities
	Revenue Bonds (Trinity Medical Center) (Series B)	6.250	7/1/2021	3,267,615
	Total North Dakota			10,100,631

Ohio (3.1%)
875,000	Akron, Ohio Economic Development Revenue Bonds
	(MBIA Insured) !	6.000	12/1/2012	951,571
4,850,000	Buckeye Tobacco Settlement Financing Authority Revenue
	Bonds (Series A-2)	5.125	6/1/2024	4,313,396
1,700,000	Cincinnati, Ohio General Obligation Bonds ±÷	5.375	12/1/2019	1,817,487
2,000,000	Lorain County, Ohio Hospital Revenue Bonds (Catholic
	Healthcare Partners)	5.400	10/1/2021	2,042,200
2,000,000	Lucas County, Ohio Health Care Facilities Revenue
	Bonds (Sunset Retirement) (Series A)	6.550	8/15/2024	2,044,400
2,000,000	Montgomery County, Ohio Hospital Revenue Bonds
	(Kettering Medical Center) ÷	6.750	4/1/2018	2,166,360
2,500,000	Montgomery County, Ohio Hospital Revenue Bonds
	(Kettering Medical Center) ÷	6.750	4/1/2022	2,707,950
2,000,000	Ohio State Higher Education Faculty Revenue Bonds
	(Case Western Reserve University)	6.500	10/1/2020	2,328,320
10,000,000	Ohio State Turnpike Commission Turnpike Revenue Bonds	5.500	2/15/2026	10,823,100
2,000,000	Ohio State Turnpike Commission Turnpike Revenue Bonds
	(Series A) (FGIC Insured) !	5.500	2/15/2024	2,207,140
1,750,000	Port of Greater Cincinnati Development Authority
	Revenue Bonds	5.000	10/1/2025	1,693,685

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Ohio — continued
$1,610,000	Reynoldsburg, Ohio City School District General
	Obligation Bonds (FSA Insured) !	5.000%	12/1/2028	$1,644,873
2,545,000	University of Cincinnati, Ohio General Receipts
	Revenue Bonds (Series D) (AMBAC Insured) !	5.000	6/1/2016	2,694,850
	Total Ohio			37,435,332

Oklahoma (0.6%)
730,000	Bass, Oklahoma Memorial Baptist Hospital Authority
	Hospital Revenue Bonds (Bass Memorial Hospital Project) ÷	8.350	5/1/2009	742,673
1,040,000	Oklahoma Development Finance Authority Hospital
	Revenue Bonds (Unity Health Center Project)	5.000	10/1/2011	1,073,914
130,000	Oklahoma Housing Finance Agency Single Family Mortgage
	Revenue Bonds (Series C-2) (Subject to ‘AMT’)	7.550	9/1/2028	135,499
160,000	Oklahoma Housing Finance Agency Single Family Mortgage
	Revenue Bonds (Series D-2) (GNMA/FNMA Insured)
	(Subject to ‘AMT’) !	7.100	9/1/2028	160,000
1,500,000	Oklahoma State Municipal Power Authority Revenue Bonds
	(Series B) (MBIA Insured) !	5.875	1/1/2012	1,588,770
2,900,000	Payne County, Oklahoma Economic Development Authority
	Student Housing Revenue Bonds (Collegiate Housing
	Foundation) (Series A) ÷	6.375	6/1/2030	3,174,340
	Total Oklahoma			6,875,196

Pennsylvania (2.9%)
715,000	Allegheny County, Pennsylvania Redevelopment Authority
	Tax Increment Tax Allocation Revenue Bonds (Waterfront
	Project) (Series B)	6.000	12/15/2010	755,133
1,940,000	Allegheny County, Pennsylvania Redevelopment Authority
	Tax Increment Tax Allocation Revenue Bonds (Waterfront
	Project) (Series C) ÷	6.550	12/15/2017	2,058,030
3,000,000	Allegheny County, University of Pittsburgh Medical
	Center Hospital Development Authority Revenue Bonds
	(Series B) ±	5.000	6/15/2018	3,108,570
1,670,000	Carbon County, Pennsylvania Industrial Development
	Authority Revenue Bonds (Panther Creek Partners
	Project) (Subject to ‘AMT’)	6.650	5/1/2010	1,705,471
2,000,000	Cornwall Lebanon, Pennsylvania School District Capital
	Appreciation General Obligation Bonds (FSA Insured) !	Zero Coupon	3/15/2016	1,458,680
1,520,000	Cornwall Lebanon, Pennsylvania School District Capital
	Appreciation General Obligation Bonds (FSA Insured) !	Zero Coupon	3/15/2017	1,050,198
2,750,000	Cumberland County, Pennsylvania Municipal Authority
	Revenue Bonds (Diakon Lutheran Ministries)	5.000	1/1/2027	2,454,348
2,000,000	Cumberland County, Pennsylvania Municipal Authority
	Revenue Bonds (Diakon Lutheran Ministries)	5.000	1/1/2036	1,680,800
10,400,000	Delaware County, Pennsylvania Industrial Development
	Authority Revenue Bonds †	2.250	8/1/2008	10,400,000
2,000,000	Lancaster County, Pennsylvania Hospital Authority
	Revenue Bonds ÷	5.500	3/15/2026	2,213,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Pennsylvania — continued
$3,170,000	Millcreek Township, Pennsylvania School District
	General Obligation Bonds (FGIC Insured) ÷!	Zero Coupon	8/15/2009	$3,109,928
435,000	Montgomery County, Pennsylvania Higher Education
	and Health Authority Revenue Bonds (Foulkeways at
	Gwynedd Project) ÷	6.750%	11/15/2024	465,794
1,880,000	Montgomery County, Pennsylvania Higher Education
	and Health Authority Revenue Bonds (Foulkeways at
	Gwynedd Project) ÷	6.750	11/15/2030	2,013,085
2,000,000	Philadelphia, Pennsylvania Authority for Industrial
	Development Revenue Bonds (Please Touch Museum Project)	5.250	9/1/2026	1,831,660
1,000,000	York County, Pennsylvania Solid Waste & Refuse
	Authority Solid Waste System Revenue Bonds (FGIC Insured) !	5.500	12/1/2012	1,091,260
	Total Pennsylvania			35,396,197

Puerto Rico (0.6%)
6,655,000	Puerto Rico Industrial Tourist Educational Medical and
	Environmental Central Facilities Revenue Bonds (AES
	Cogen Facilities Project) (Subject to ‘AMT’)	6.625	6/1/2026	6,895,445
	Total Puerto Rico			6,895,445

South Carolina (1.5%)
1,000,000	Greenwood County, South Carolina Hospital Revenue
	Bonds (Self Memorial Hospital)	5.500	10/1/2026	1,006,530
4,000,000	Piedmont, South Carolina Municipal Power Agency
	Electric Revenue Bonds (FGIC Insured) !	6.250	1/1/2021	4,289,280
5,000,000	Piedmont, South Carolina Municipal Power Agency
	Electric Revenue Bonds (FGIC Insured) !	5.000	1/1/2022	4,880,500
605,000	South Carolina Jobs Economic Development Authority
	Hospital Facilities Prerefunded Revenue Bonds
	(Palmetto Health Alliance) (Series C) ÷	6.875	8/1/2027	701,625
4,895,000	South Carolina Jobs Economic Development Authority
	Hospital Facilities Prerefunded Revenue Bonds
	(Palmetto Health Alliance) (Series C) ÷	6.875	8/1/2027	5,676,780
2,000,000	Spartanburg, South Carolina Waterworks Revenue Bonds
	(FGIC Insured) ÷!	5.250	6/1/2028	2,210,540
	Total South Carolina			18,765,255

South Dakota (1.0%)
5,000,000	South Dakota Educational Enhancement Funding
	Corporation Tobacco Settlement Revenue Bonds (Series B)	6.500	6/1/2032	4,874,950
5,000,000	South Dakota State Health and Educational Facilities
	Authority Revenue Bonds	5.000	11/1/2040	4,401,400
1,170,000	South Dakota State Health and Educational Facilities
	Authority Revenue Bonds (Prairie Lakes Health Care
	System, Inc.)	5.625	4/1/2032	1,124,826
1,770,000	South Dakota State Health and Educational Facilities
	Authority Revenue Bonds (Prairie Lakes Health Care
	System, Inc.) (ACA/CBI Insured) !	5.650	4/1/2022	1,751,610
	Total South Dakota			12,152,786

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Tennessee (1.3%)
$2,000,000	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities and Project Revenue Bonds (Federal
	Express Corporation)	5.350%	9/1/2012	$2,044,620
4,500,000	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities Revenue Bonds (Federal Express
	Corporation)	5.050	9/1/2012	4,550,940
4,155,000	Metropolitan Government, Nashville and Davidson
	County, Tennessee Industrial Development Board Revenue
	Bonds (Series A) (GNMA Insured) !	6.625	3/20/2036	4,375,049
5,000,000	Shelby County, Tennessee Health Educational and
	Housing Facilities Board Revenue Bonds (St. Jude
	Children’s Research Project) ÷	5.375	7/1/2024	5,257,200
	Total Tennessee			16,227,809

Texas (11.0%)
10,000,000	Alliance Airport Authority, Texas Facilities Income
	Revenue Bonds	4.850	4/1/2021	8,686,500
2,000,000	Amarillo, Texas Health Facilities Corporation Revenue
	Bonds (Baptist St. Anthony’s Hospital Corporation)
	(FSA Insured) !	5.500	1/1/2017	2,192,840
2,165,000	Arlington, Texas Independent School District Capital
	Appreciation Refunding General Obligation Bonds
	(PSF/GTD Insured) !	Zero Coupon	2/15/2009	2,141,596
2,500,000	Austin, Texas Higher Education Authority, Inc.
	University Revenue Bonds (St. Edwards University
	Project) ±÷	5.750	8/1/2031	2,665,225
2,250,000	Austin, Texas Utility System Revenue Bonds (FGIC Insured) !	6.000	11/15/2013	2,451,712
7,000,000	Austin, Texas Utility System Revenue Capital
	Appreciation Refunding Bonds (Financial Services
	Department) (Series A) (MBIA Insured) !	Zero Coupon	11/15/2008	6,946,520
8,100,000	Austin, Texas Utility System Revenue Capital
	Appreciation Refunding Bonds (Financial Services
	Department) (Series A) (MBIA Insured) !	Zero Coupon	11/15/2009	7,835,049
1,930,000	Bexar County, Texas Housing Finance Corporation Multi-
	Family Housing Revenue Bonds (Dymaxion and Marrach
	Park Apartments) (Series A) (MBIA Insured) !	6.000	8/1/2023	1,928,089
1,720,000	Bexar County, Texas Housing Finance Corporation Multi-
	Family Housing Revenue Bonds (Pan American Apartments)
	(Series A-1) (GNMA Insured) !	7.000	3/20/2031	1,847,194
1,000,000	Bluebonnet Trails Community Mental Health and Mental
	Retardation Revenue Bonds	6.125	12/1/2016	1,032,720
500,000	Corpus Christi, Texas General Obligation Bonds (Series
	A) (FSA Insured) !	5.000	3/1/2012	533,975
1,000,000	Dallas-Fort Worth, Texas International Airport Revenue
	Bonds (Series A) (MBIA Insured) (Subject to ‘AMT’) !	5.500	11/1/2016	1,015,370
500,000	Dallas-Fort Worth, Texas International Airport Revenue
	Bonds (Series A) (Subject to ‘AMT’)	5.500	11/1/2017	505,220
9,750,000	Dallas-Fort Worth, Texas Regional Airport Revenue Bonds	6.125	11/1/2018	9,833,752

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Texas — continued
$1,375,000	Deer Park, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured) !	5.000%	2/15/2013	$1,477,946
475,000	Denton, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured) !	6.250	2/15/2009	486,305
3,210,000	Denton, Texas Utility System Revenue Bonds (Series A)
	(FSA Insured) !	5.250	12/1/2015	3,454,698
2,290,000	Gulf Coast Waste Disposal Authority, Texas Pollution
	Control Revenue Bonds †	2.030	8/1/2008	2,290,000
600,000	Gulf Coast Waste Disposal Authority, Texas Pollution
	Control Revenue Bonds (Exxon Project) (GTY/AGMT
	Insured) !†	2.030	8/1/2008	600,000
800,000	Harris County Texas Industrial Development Corporation
	Pollution Control Revenue Bonds †	2.030	8/1/2008	800,000
7,000,000	Harris County, Houston, Texas General Obligation Bonds
	(MBIA Insured) !	Zero Coupon	8/15/2024	3,064,810
6,500,000	Harris County, Houston, Texas General Obligation Bonds
	(MBIA Insured) §!	5.250	8/15/2047	6,435,910
2,000,000	Harris County, Texas Health Facilities Development
	Authority Hospital Revenue Bonds (Memorial Hermann
	Healthcare Project) (Series A) ÷	6.375	6/1/2029	2,201,920
2,000,000	Houston, Texas Airport System Revenue Bonds (Series A)
	(FSA Insured) (Subject to ‘AMT’)	5.625	7/1/2030	2,006,140
5,000,000	Houston, Texas Water and Sewer System Revenue Bonds
	(Series A) (FSA Insured) ÷!	5.750	12/1/2032	5,639,650
5,315,000	Lewisville, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured) !	Zero Coupon	8/15/2019	3,218,764
1,000,000	Lower Colorado River Authority, Texas Unrefunded
	Balance Revenue Bonds (Series A)	5.875	5/15/2015	1,032,760
5,000,000	North East Independent School District Texas Unlimited
	Tax Refunding Revenue Bonds	5.250	2/1/2028	5,302,350
2,600,000	North Texas Health Facilities Development Corporation
	Hospital Revenue Bonds (United Regional Healthcare
	System, Inc.) ÷	6.000	9/1/2023	2,935,686
26,125,000	North Texas Tollway Authority Revenue Bonds (Series D)	Zero Coupon	1/1/2034	5,718,501
1,000,000	North Texas Tollway Authority Revenue Bonds (Series A)	5.625	1/1/2033	997,970
5,000,000	North Texas Tollway Authority Revenue Bonds (Series D)	Zero Coupon	1/1/2028	1,636,200
250,000	Nueces County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (Dolphins Landing
	Apartments Project) (Series A) ÷	6.250	7/1/2010	260,332
1,000,000	Ridge Parc Development Corporation, Texas Multifamily
	Revenue Bonds (GNMA Insured) !	6.100	6/20/2033	1,054,160
2,795,000	Ridge Parc Development Corporation, Texas Multifamily
	Revenue Bonds (GNMA Insured) !	6.150	11/20/2041	2,862,471
425,000	San Antonio, Texas General Obligation Bonds (General
	Improvements)	5.250	2/1/2014	444,750
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured) !	5.500	5/15/2018	1,078,960
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured) !	5.500	5/15/2019	1,074,540
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured) !	5.500	5/15/2020	1,067,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Texas — continued
$1,160,000	San Leanna Education Facilities Corporation Higher
	Education Revenue Bonds (Saint Edward’s University
	Project) (Series 2007)	5.125%	6/1/2024	$1,122,671
11,615,000	Southeast Texas Housing Finance Corporation Revenue
	Bonds (MBIA Insured) ÷!	Zero Coupon	9/1/2017	7,867,769
1,410,000	Tarrant County, Texas College District General
	Obligation Bonds	5.375	2/15/2013	1,539,537
2,000,000	Tarrant County, Texas Cultural Educational Facilities
	Finance Corporation Revenue Bonds (Texas Health
	Resources) (Series A)	5.000	2/15/2023	1,987,720
4,315,000	Texas State Veterans Land Board General Obligation Bonds ÷	0.050	7/1/2010	4,105,550
315,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2013	349,814
350,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2015	388,199
335,000	Westlake, Texas General Obligation Bonds ÷	6.500	5/1/2017	389,659
1,650,000	Westlake, Texas General Obligation Bonds	5.750	5/1/2024	1,726,840
2,000,000	Westlake, Texas General Obligation Bonds ÷	5.800	5/1/2032	2,253,780
430,000	Wylie, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured) !	6.875	8/15/2014	478,276
745,000	Wylie, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured) ÷!	6.875	8/15/2014	833,454
3,280,000	Wylie, Texas Independent School District Unrefunded
	General Obligation Bonds (PSF/GTD Insured) !	7.000	8/15/2024	3,616,954
	Total Texas			133,418,028

Virginia (0.8%)
2,500,000	Fairfax County, Virginia Industrial Development
	Authority Revenue Bonds (Inova Health Systems Project)	5.250	8/15/2019	2,726,925
3,625,000	Fairfax County, Virginia Water Authority Water
	Revenue Bonds	5.000	4/1/2021	3,962,270
3,240,000	Tobacco Settlement Authority, Virginia Tobacco
	Settlement Revenue Bonds ÷	5.250	6/1/2019	3,413,275
	Total Virginia			10,102,470

Washington (4.6%)
1,000,000	Energy Northwest, Washington Electric Revenue Bonds
	(Columbia Generating) (Series A) (MBIA Insured) !	5.750	7/1/2018	1,083,330
6,000,000	Franklin County, Washington School District Bonds
	(MBIA Insured) !	5.250	12/1/2022	6,245,400
10,000,000	King County, Washington Sewer Revenue Bonds (Series B)
	(FSA Insured) !	5.500	1/1/2013	10,776,400
7,935,000	Tobacco Settlement Authority, Washington Tobacco
	Settlement Revenue Bonds	6.500	6/1/2026	7,986,022
5,620,000	Washington State Economic Development Finance
	Authority Lease Revenue Bonds (MBIA Insured) !	5.000	6/1/2030	5,488,267
2,955,000	Washington State General Obligation Bonds (Series 93A)	5.750	10/1/2012	3,141,667
45,000	Washington State General Obligation Bonds (Series 93A) ÷	5.750	10/1/2012	47,904
955,000	Washington State General Obligation Bonds (Series A
	and AT-6)	6.250	2/1/2011	1,007,114
5,000,000	Washington State General Obligation Bonds (Series A)	6.750	2/1/2015	5,681,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Washington — continued
$5,000,000	Washington State General Obligation Bonds (Series A)	5.000%	7/1/2021	$5,228,850
2,500,000	Washington State General Obligation Bonds (Series B
	and AT-7)	6.250	6/1/2010	2,677,000
2,000,000	Washington State General Obligation Bonds (Series B
	and AT-7)	6.000	6/1/2012	2,215,060
1,000,000	Washington State Health Care Facilities Authority
	Revenue Bonds (Series A)	5.000	12/1/2030	989,320
2,000,000	Washington State Health Care Facilities Authority
	Revenue Bonds (Swedish Health Services) (AMBAC Insured) !	5.125	11/15/2018	2,026,340
1,000,000	Washington State Housing Finance Commission Nonprofit
	Housing Revenue Bonds (Crista Ministries Projects)
	(Series A)	5.350	7/1/2014	1,003,210
	Total Washington			55,597,334

West Virginia (0.3%)
3,465,000	West Virginia State Water Development Authority
	Revenue Bonds (Series B-II) (FGIC Insured) !	5.000	11/1/2033	3,334,959
	Total West Virginia			3,334,959

Wisconsin (1.1%)
1,500,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Aurora Health Care) (Series B)	5.500	2/15/2015	1,507,380
1,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Eagle River Memorial
	Hospital, Inc. Project)	5.750	8/15/2020	1,025,070
2,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Marshfield Clinic) (Series B)	6.000	2/15/2025	2,016,360
2,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Watertown Memorial
	Hospital, Inc.)	5.500	8/15/2029	2,003,540
6,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Wheaton Franciscan Services) ÷	5.750	8/15/2025	6,610,860
	Total Wisconsin			13,163,210

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Municipal Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.7%)	Rate	Date	Value
Wyoming (1.0%)
$1,215,000	Kemmerer, Wyoming Pollution Control Term Revenue Bonds †	2.030%	8/1/2008	$1,215,000
1,250,000	Lincoln County, Wyoming Pollution Control RevenueBonds †	2.030	8/1/2008	1,250,000
3,270,000	Wyoming Municipal Power Agency Power Supply System
	Revenue Bonds	5.375	1/1/2042	3,173,600
5,825,000	Wyoming State Farm Loan Board Capital Facilities
	Revenue Bonds	5.750	10/1/2020	6,408,082
	Total Wyoming			12,046,682
	Total Long-Term Fixed Income (cost $1,174,815,627)			1,211,824,554
	Total Investments (cost $1,174,815,627) 99.7%			$1,211,824,554
	Other Assets and Liabilities, Net 0.3%			4,243,707
	Total Net Assets 100.0%			$1,216,068,261

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

÷ Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

! To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or Government agency identified.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$53,780,789
Gross unrealized depreciation	(16,771,862)
Net unrealized appreciation (depreciation)	$37,008,927
Cost for federal income tax purposes	$1,174,815,627

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Income Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.5%)	Rate	Date	Value
Asset-Backed Securities (5.4%)
$2,152,311	Bear Stearns Mortgage Funding Trust †	2.601%	8/25/2008	$537,727
2,471,908	Capital Source Commercial Loan Trust †≤ƒ	2.588	8/20/2008	2,160,479
3,665,506	Countrywide Asset-Backed Certificates ‡«	5.549	4/25/2036	3,327,843
2,098,206	Credit Based Asset Servicing and Securitization, LLC †‡	2.571	8/25/2008	2,062,308
5,000,000	Discover Card Master Trust ‡	5.650	3/16/2020	4,665,885
3,000,000	First Franklin Mortgage Loan Asset-Backed Certificates †‡	2.551	8/25/2008	2,932,470
1,825,064	First Horizon ABS Trust †«	2.621	8/25/2008	996,717
5,000,000	Ford Credit Floor Plan Master Owner Trust †‡	2.638	8/15/2008	4,896,305
6,178,250	GMAC Mortgage Corporation Loan Trust †«	2.531	8/25/2008	4,303,516
878,391	GMAC Mortgage Corporation Loan Trust †‡«	2.561	8/25/2008	848,813
5,534,338	GMAC Mortgage Corporation Loan Trust †«	2.641	8/25/2008	2,973,960
3,872,779	IndyMac Seconds Asset-Backed Trust †«	2.631	8/25/2008	2,091,754
7,250,000	Merna Re, Ltd. †‡≤	4.551	9/30/2008	6,917,225
2,212,851	Residential Funding Mortgage Securities II †‡«	2.591	8/25/2008	2,049,007
	Total Asset-Backed Securities			40,764,009

Basic Materials (1.6%)
3,500,000	ArcelorMittal ‡≤	6.125	6/1/2018	3,361,068
2,800,000	E.I. Du Pont de Nemours & Company	6.000	7/15/2018	2,833,468
1,000,000	Freeport-McMoRan Copper & Gold, Inc. †‡	5.882	10/1/2008	1,004,820
2,000,000	Precision Castparts Corporation ‡	5.600	12/15/2013	1,984,128
2,700,000	Rio Tinto Finance. Ltd.	6.500	7/15/2018	2,707,501
	Total Basic Materials			11,890,985

Capital Goods (3.0%)
1,200,000	Caterpillar Financial Services Corporation ‡	5.450	4/15/2018	1,181,290
1,600,000	CRH America, Inc. ‡	6.000	9/30/2016	1,421,360
3,000,000	CRH America, Inc.	8.125	7/15/2018	3,029,427
3,800,000	Honeywell International, Inc. ‡	5.300	3/1/2018	3,710,742
2,800,000	John Deere Capital Corporation ±	5.350	4/3/2018	2,738,478
1,170,000	Lockheed Martin Corporation ±	6.150	9/1/2036	1,123,207
3,250,000	Oakmont Asset Trust ‡≤	4.514	12/22/2008	3,261,190
1,200,000	Owens Corning, Inc. ±	7.000	12/1/2036	951,127
2,299,348	Systems 2001 Asset Trust, LLC ≤	6.664	9/15/2013	2,374,144
3,000,000	United Technologies Corporation	4.875	5/1/2015	2,990,037
	Total Capital Goods			22,781,002

Collateralized Mortgage Obligations (4.3%)
5,977,686	Banc of America Mortgage Securities, Inc. ‡	4.804	9/25/2035	5,647,359
1,250,427	Citigroup Mortgage Loan Trust, Inc. ‡	5.536	3/25/2036	1,227,654
2,414,571	HomeBanc Mortgage Trust ‡	5.987	4/25/2037	1,835,189
4,944,623	J.P. Morgan Mortgage Trust ‡	5.005	7/25/2035	4,729,808
3,940,925	Merrill Lynch Mortgage Investors, Inc. ‡	4.871	6/25/2035	3,704,907
3,378,029	Thornburg Mortgage Securities Trust †	2.551	8/25/2008	3,353,153
3,416,892	Wachovia Mortgage Loan Trust, LLC	5.568	5/20/2036	3,162,524
4,415,326	Washington Mutual Alternative Loan Trust †	3.829	8/1/2008	2,538,573
1,934,932	Washington Mutual Mortgage Pass-Through Certificates †	2.751	8/25/2008	1,223,554

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Income Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.5%)	Rate	Date	Value
Collateralized Mortgage Obligations — continued
$2,841,076	Washington Mutual Mortgage Pass-Through Certificates	4.835%	9/25/2035	$2,646,678
2,350,630	Zuni Mortgage Loan Trust ±†	2.591	8/25/2008	2,234,309
	Total Collateralized Mortgage Obligations			32,303,708

Commercial Mortgage-Backed Securities (11.6%)
2,000,000	Banc of America Commercial Mortgage, Inc. ‡	5.118	7/11/2043	1,968,732
4,000,000	Banc of America Large Loan Trust †‡≤	2.568	8/15/2008	3,757,076
4,000,000	Banc of America Large Loan Trust †‡≤	2.668	8/15/2008	3,773,040
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc. †‡≤	2.608	8/15/2008	2,817,951
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc. ‡	5.835	9/11/2042	2,637,417
7,500,000	Citigroup Commercial Mortgage Trust †‡≤	2.598	8/15/2008	6,861,248
180,131	Commercial Mortgage Pass-Through Certificates †‡≤	2.558	8/15/2008	174,477
4,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	2.588	8/15/2008	3,741,752
7,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	2.638	8/15/2008	6,455,386
4,000,000	Credit Suisse Mortgage Capital Certificates †‡≤	2.628	8/15/2008	3,773,864
6,500,000	Crown Castle International Corporation ±≤	5.245	11/15/2036	6,335,875
6,200,000	Greenwich Capital Commercial Funding Corporation ‡	5.867	8/10/2017	5,471,463
2,750,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ‡	4.302	1/15/2038	2,664,128
5,902,699	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ‡	5.284	5/15/2047	5,793,606
5,000,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ‡	6.007	6/15/2049	4,673,685
6,500,000	Merrill Lynch Mortgage Trust ‡	4.747	5/12/2043	6,007,859
5,500,000	Merrill Lynch Mortgage Trust ±	5.442	1/12/2044	5,087,104
10,000,000	Wachovia Bank Commercial Mortgage Trust †‡≤	2.578	8/15/2008	9,233,410
6,000,000	Wachovia Bank Commercial Mortgage Trust ‡	5.765	7/15/2045	5,700,042
1,143,062	Washington Mutual Asset Securities Corporation ≤	3.830	1/25/2035	1,120,413
	Total Commercial Mortgage-Backed Securities			88,048,528

Communications Services (8.7%)
2,475,000	AT&T, Inc. ‡	5.500	2/1/2018	2,415,917
1,225,000	AT&T, Inc. ‡	6.500	9/1/2037	1,177,710
1,000,000	AT&T, Inc.	6.400	5/15/2038	952,007
1,925,000	British Telecom plc ‡	9.125	12/15/2030	2,283,608
3,690,000	Citizens Communications Company ±	6.250	1/15/2013	3,505,500
3,520,000	Comcast Corporation ±	6.500	1/15/2015	3,569,460
2,700,000	Comcast Corporation ‡	5.900	3/15/2016	2,638,297
3,000,000	Comcast Corporation	5.700	5/15/2018	2,846,472
1,300,000	Comcast Corporation ±	6.400	5/15/2038	1,182,358
4,000,000	Cox Communications, Inc. ‡	4.625	6/1/2013	3,801,204
770,000	Cox Communications, Inc. ‡	5.450	12/15/2014	744,668
3,150,000	Intelsat Subsidiary Holding Company, Ltd. ≤	8.875	1/15/2015	3,102,750
765,000	New Cingular Wireless Services, Inc. ±	8.750	3/1/2031	890,917
1,350,000	News America, Inc.	6.400	12/15/2035	1,250,783
1,225,000	News America, Inc.	6.650	11/15/2037	1,163,439
2,960,000	Rogers Cable, Inc. ‡	5.500	3/15/2014	2,855,926
700,000	Rogers Cable, Inc. ±	6.750	3/15/2015	712,938
320,000	Rogers Cable, Inc.	8.750	5/1/2032	360,652

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Income Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.5%)	Rate	Date	Value
Communications Services— continued
$2,250,000	Rogers Communications, Inc. §	6.800%	8/15/2018	$2,253,015
2,000,000	Rogers Wireless Communications, Inc. ‡	6.375	3/1/2014	2,006,742
1,800,000	Rogers Wireless Communications, Inc. ‡	7.500	3/15/2015	1,907,087
2,900,000	Sprint Capital Corporation	6.900	5/1/2019	2,472,250
3,550,000	Telecom Italia Capital SA ±	5.250	11/15/2013	3,350,550
1,750,000	Telecom Italia Capital SA	5.250	10/1/2015	1,595,272
2,600,000	Telefonica Emisones SAU	6.221	7/3/2017	2,589,296
2,500,000	Thomson Reuters Corporation	6.500	7/15/2018	2,503,315
2,000,000	Time Warner Cable, Inc. ‡	5.850	5/1/2017	1,906,316
1,950,000	Time Warner Cable, Inc.	6.750	7/1/2018	1,966,491
1,150,000	Time Warner Entertainment Company, LP	8.375	3/15/2023	1,227,050
3,000,000	Verizon Communications, Inc. ±	5.550	2/15/2016	2,917,176
1,165,000	Verizon Communications, Inc.	5.500	4/1/2017	1,117,595
1,500,000	Verizon Communications, Inc.	5.500	2/15/2018	1,434,508
1,000,000	Verizon Communications, Inc. *	6.900	4/15/2038	991,625
	Total Communications Services			65,692,894

Consumer Cyclical (2.8%)
3,500,000	D.R. Horton, Inc. ‡	5.375	6/15/2012	2,940,000
4,250,000	Ford Motor Credit Company	7.375	10/28/2009	3,871,176
700,000	JC Penney & Company, Inc.	7.950	4/1/2017	698,588
2,600,000	Macy’s Retail Holdings, Inc.	7.875	7/15/2015	2,584,730
2,300,000	McDonald’s Corporation	5.800	10/15/2017	2,335,793
1,400,000	McDonald’s Corporation ±	6.300	3/1/2038	1,375,962
2,650,000	Nissan Motor Acceptance Corporation ≤	5.625	3/14/2011	2,637,858
1,413,426	SLM Private Credit Student Loan Trust †	2.786	9/15/2008	1,383,526
1,800,000	Walmart Stores, Inc.	4.250	4/15/2013	1,790,386
1,930,000	Walmart Stores, Inc.	5.875	4/5/2027	1,859,603
	Total Consumer Cyclical			21,477,622

Consumer Non-Cyclical (5.1%)
3,200,000	Abbott Laboratories ‡	5.150	11/30/2012	3,281,882
2,000,000	AmerisourceBergen Corporation ‡	5.875	9/15/2015	1,931,648
1,315,000	Archer-Daniels-Midland Company ‡	6.450	1/15/2038	1,250,301
2,700,000	AstraZeneca plc ‡	5.400	9/15/2012	2,776,572
2,215,000	Baxter International, Inc. ±	5.900	9/1/2016	2,267,675
1,000,000	Baxter International, Inc.	5.375	6/1/2018	983,069
3,800,000	Bunge Limited Finance Corporation ‡	5.350	4/15/2014	3,500,655
3,500,000	Cargill, Inc. ‡≤	5.600	9/15/2012	3,516,320
2,400,000	Community Health Systems, Inc. ‡	8.875	7/15/2015	2,418,000
1,000,000	General Mills, Inc. ‡	5.650	9/10/2012	1,017,464
2,400,000	General Mills, Inc.	5.200	3/17/2015	2,361,653
1,850,000	HCA, Inc.	9.250	11/15/2016	1,905,500
2,200,000	Johnson & Johnson Company ‡	5.950	8/15/2037	2,246,026
3,400,000	Kellogg Company ‡	4.250	3/6/2013	3,314,164

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Income Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.5%)	Rate	Date	Value
Consumer Non-Cyclical — continued
$1,500,000	Kroger Company ‡	6.400%	8/15/2017	$1,532,936
875,000	Kroger Company ‡	6.150	1/15/2020	865,772
900,000	Safeway, Inc. ±	6.350	8/15/2017	916,671
2,000,000	Schering-Plough Corporation	6.000	9/15/2017	1,974,910
910,000	Wyeth ±	5.950	4/1/2037	861,000
	Total Consumer Non-Cyclical			38,922,218

Energy (7.5%)
2,200,000	Apache Corporation ‡	5.250	4/15/2013	2,230,857
3,650,000	CenterPoint Energy Resources Corporation ‡	6.125	11/1/2017	3,555,345
1,100,000	Consolidated Natural Gas Company ‡	5.000	12/1/2014	1,043,787
3,350,000	Energy Transfer Partners, LP ‡	6.700	7/1/2018	3,378,642
3,100,000	Enterprise Products Operating, LP ‡	5.600	10/15/2014	3,029,590
2,250,000	Enterprise Products Operating, LP ‡	6.300	9/15/2017	2,237,515
1,500,000	EOG Resources, Inc. ‡	5.875	9/15/2017	1,499,262
1,800,000	Magellan Midstream Partners, LP ±	6.450	6/1/2014	1,826,766
1,600,000	Marathon Oil Corporation ±	6.000	10/1/2017	1,579,934
735,000	Nexen, Inc. ‡	5.650	5/15/2017	711,198
1,925,000	Nexen, Inc. ±	6.400	5/15/2037	1,783,412
1,750,000	Oneok Partners, LP	6.850	10/15/2037	1,684,526
1,850,000	Plains All American Pipeline, LP/PAA Finance Corporation ≤	6.500	5/1/2018	1,828,749
1,500,000	Premcor Refining Group, Inc.	6.125	5/1/2011	1,511,664
1,850,000	Premcor Refining Group, Inc.	6.750	5/1/2014	1,882,869
2,200,000	Quicksilver Resources, Inc.	7.750	8/1/2015	2,139,500
2,550,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II ≤	5.298	9/30/2020	2,381,062
900,000	Ras Laffan Liquefied Natural Gas Company, Ltd. III ≤	5.832	9/30/2016	877,230
2,000,000	Southern Natural Gas Company ≤	5.900	4/1/2017	1,923,734
2,400,000	Southern Star Central Corporation	6.750	3/1/2016	2,256,000
2,000,000	Transcontinental Gas Pipe Corporation ‡	8.875	7/15/2012	2,190,000
600,000	Transcontinental Gas Pipe Corporation ±	6.400	4/15/2016	606,750
3,100,000	Transocean, Inc. ‡	6.000	3/15/2018	3,142,470
2,500,000	Weatherford International, Ltd.	5.150	3/15/2013	2,477,670
1,350,000	Weatherford International, Ltd.	6.000	3/15/2018	1,332,495
4,600,000	Western Oil Sands, Inc. ‡	8.375	5/1/2012	5,003,544
1,900,000	XTO Energy, Inc.	5.300	6/30/2015	1,837,460
600,000	XTO Energy, Inc.	6.375	6/15/2038	556,042
	Total Energy			56,508,073

Financials (24.0%)
775,000	Ace INA Holdings, Inc. ±	5.800	3/15/2018	743,132
1,250,000	American Express Bank FSB/Salt Lake City, UT ‡	6.000	9/13/2017	1,156,682
1,450,000	American Express Centurion Bank ‡	5.550	10/17/2012	1,411,194
1,800,000	American Express Company ‡	7.000	3/19/2018	1,790,131
2,275,000	American International Group, Inc. ‡≤	8.175	5/15/2038	2,038,216
3,300,000	Australia & New Zealand Banking Group, Ltd. ≤	6.200	7/19/2013	3,300,848
2,600,000	AXA SA ±≤	6.463	12/14/2018	2,089,152
500,000	Bank of America Corporation ‡	6.000	9/1/2017	481,310
3,850,000	Bank of America Corporation ±	5.650	5/1/2018	3,593,790

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Income Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.5%)	Rate	Date	Value
Financials — continued
$1,475,000	Bank of America Corporation ±	8.125%	5/15/2018	$1,372,060
4,600,000	Bear Stearns Companies, Inc. ‡	6.950	8/10/2012	4,741,698
2,200,000	Bear Stearns Companies, Inc. ±‡	6.400	10/2/2017	2,154,561
2,100,000	BNP Paribas SA ‡≤	5.186	6/29/2015	1,802,989
3,500,000	Capmark Financial Group, Inc. ‡	6.300	5/10/2017	2,055,246
1,750,000	Chubb Corporation ±	5.750	5/15/2018	1,683,244
2,250,000	CIGNA Corporation ‡	6.350	3/15/2018	2,231,716
3,600,000	CIT Group, Inc. ‡	7.625	11/30/2012	3,057,419
1,100,000	Citigroup Capital XXI ‡	8.300	12/21/2037	1,004,385
1,900,000	Citigroup, Inc.	5.000	9/15/2014	1,723,308
2,200,000	Citigroup, Inc. ‡	6.000	8/15/2017	2,080,652
1,850,000	Citigroup, Inc.	8.400	4/30/2018	1,584,044
1,500,000	Citigroup, Inc. ±	6.125	5/15/2018	1,435,671
1,000,000	Corestates Capital Trust I ‡≤	8.000	12/15/2026	944,404
4,900,000	Countrywide Financial Corporation, Convertible †‡≤	Zero Coupon	10/15/2008	4,737,712
2,250,000	Countrywide Home Loans, Inc.	4.125	9/15/2009	2,186,901
1,200,000	Coventry Health Care, Inc. ‡	5.875	1/15/2012	1,163,156
1,000,000	Coventry Health Care, Inc. ‡	6.125	1/15/2015	924,276
1,000,000	Coventry Health Care, Inc. ‡	5.950	3/15/2017	874,624
2,400,000	Credit Agricole SA	6.637	5/31/2017	1,850,179
2,500,000	Credit Suisse/New York, NY ‡	6.000	2/15/2018	2,393,712
4,000,000	Deutsche Bank AG	4.875	5/20/2013	3,925,884
2,800,000	Endurance Specialty Holdings, Ltd. ‡	6.150	10/15/2015	2,592,741
1,500,000	ERP Operating, LP ‡	5.125	3/15/2016	1,326,650
1,630,000	General Electric Capital Corporation ‡	5.625	9/15/2017	1,586,900
2,500,000	General Electric Capital Corporation ±‡	6.375	11/15/2017	2,309,162
700,000	General Electric Capital Corporation ‡	6.150	8/7/2037	661,247
350,000	General Electric Capital Corporation	5.875	1/14/2038	314,311
4,550,000	General Motors Acceptance Corporation, LLC	6.000	12/15/2011	2,849,856
3,500,000	Goldman Sachs Group, Inc. ‡	6.600	1/15/2012	3,627,141
3,500,000	Goldman Sachs Group, Inc. ±	5.125	1/15/2015	3,299,418
1,400,000	Goldman Sachs Group, Inc.	6.150	4/1/2018	1,348,623
700,000	Goldman Sachs Group, Inc. ‡	6.750	10/1/2037	618,694
2,500,000	HSBC Capital Funding, LP/Jersey Channel Islands ±≤	9.547	6/30/2010	2,601,842
815,000	HSBC Holdings plc ‡	6.500	5/2/2036	743,163
1,300,000	HSBC Holdings plc ±	6.800	6/1/2038	1,219,758
2,095,000	International Lease Finance Corporation ‡	5.750	6/15/2011	1,910,793
1,700,000	J.P. Morgan Chase & Company ‡	5.750	1/2/2013	1,706,829
900,000	J.P. Morgan Chase & Company	7.900	4/30/2018	832,518
1,750,000	Keybank National Association ‡	5.500	9/17/2012	1,582,056
1,700,000	Lehman Brothers Holdings, Inc.	7.500	5/11/2038	1,515,145
3,500,000	Lehman Brothers Holdings, Inc. ‡	5.625	1/24/2013	3,272,066
1,600,000	Lehman Brothers Holdings, Inc.	6.875	7/17/2037	1,325,947
1,830,000	Liberty Property, LP ‡	5.500	12/15/2016	1,588,131
2,220,000	Lincoln National Corporation ‡	7.000	5/17/2016	1,948,829
2,750,000	Merrill Lynch & Company, Inc. ±	5.450	2/5/2013	2,551,013
3,000,000	Merrill Lynch & Company, Inc.	6.875	4/25/2018	2,808,303

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Income Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.5%)	Rate	Date	Value
Financials — continued
$850,000	Merrill Lynch & Company, Inc. ±	6.110%	1/29/2037	$632,591
2,200,000	MetLife Capital Trust X ≤	9.250	4/8/2038	2,231,797
4,420,000	Mitsubishi UFG Capital Finance, Ltd. ±	6.346	7/25/2016	3,789,133
3,300,000	Morgan Stanley	6.625	4/1/2018	3,054,615
2,280,000	Morgan Stanley ±	6.250	8/9/2026	1,950,554
3,850,000	Nationwide Health Properties, Inc. ‡	6.250	2/1/2013	3,796,131
3,266,815	Preferred Term Securities XXIII, Ltd. †≤	2.976	9/22/2008	2,613,452
2,050,000	ProLogis ‡	5.500	4/1/2012	2,007,952
1,400,000	ProLogis ±	5.625	11/15/2015	1,308,660
1,000,000	ProLogis	6.625	5/15/2018	928,880
1,600,000	Prudential Financial, Inc.	6.000	12/1/2017	1,526,266
725,000	Prudential Financial, Inc. ±	5.900	3/17/2036	602,866
725,000	Prudential Financial, Inc. ±	5.700	12/14/2036	582,463
1,600,000	QBE Capital Funding II, LP ‡≤	6.797	6/1/2017	1,317,573
2,250,000	RBS Capital Trust I ±	5.512	9/30/2014	1,877,715
1,500,000	Regency Centers, LP	5.875	6/15/2017	1,381,906
3,100,000	Reinsurance Group of America, Inc. ‡	5.625	3/15/2017	2,495,491
4,000,000	Resona Bank, Ltd. ‡≤	5.850	4/15/2016	3,276,064
1,400,000	Simon Property Group, LP	5.375	6/1/2011	1,382,958
1,485,000	Simon Property Group, LP	5.750	12/1/2015	1,447,355
2,875,000	SLM Corporation	5.400	10/25/2011	2,581,457
1,400,000	SLM Corporation	8.450	6/15/2018	1,321,326
2,340,000	SMFG Preferred Capital GBP 1, Ltd. ≤	6.078	1/25/2017	1,908,083
2,600,000	Swiss RE Capital I, LP ≤	6.854	5/25/2016	2,229,014
550,000	Travelers Companies, Inc. ±	6.250	6/15/2037	506,085
2,000,000	Travelers Property Casualty Corporation ‡	5.000	3/15/2013	1,956,074
1,500,000	United Health Group	6.500	6/15/2037	1,307,931
2,200,000	UnitedHealth Group, Inc.	6.000	11/15/2017	2,082,973
2,420,000	Wachovia Bank NA	4.875	2/1/2015	2,058,123
2,225,000	Wachovia Capital Trust III	5.800	3/15/2011	1,257,125
700,000	Wachovia Corporation	7.980	3/15/2018	537,915
1,030,000	Washington Mutual Bank FA	5.125	1/15/2015	669,500
800,000	Washington Mutual Preferred Funding *≤	6.665	12/1/2020	260,000
4,600,000	Washington Mutual Preferred Funding II ‡≤	6.895	6/15/2012	1,426,000
3,075,000	WEA Finance, LLC ≤	7.125	4/15/2018	2,959,116
4,000,000	WellPoint, Inc. ‡	5.000	12/15/2014	3,724,672
2,700,000	Wells Fargo & Company	5.625	12/11/2017	2,573,278
3,500,000	Wells Fargo Capital XIII	7.700	3/26/2013	3,316,176
2,940,000	Willis North America, Inc. ‡	6.200	3/28/2017	2,738,525
	Total Financials			182,291,227

Foreign (0.2%)
1,900,000	United Mexican States	6.050	1/11/2040	1,824,000
	Total Foreign			1,824,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Income Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.5%)	Rate	Date	Value
Mortgage-Backed Securities (9.4%)
$20,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.000%	8/1/2038	$20,589,688
40,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	8/1/2038	39,137,519
11,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500	8/1/2038	11,292,182
	Total Mortgage-Backed Securities			71,019,389

Technology (0.5%)
2,100,000	Hewlett-Packard Company ±	4.500	3/1/2013	2,081,132
1,500,000	Hewlett-Packard Company ‡	5.500	3/1/2018	1,473,698
	Total Technology			3,554,830

Transportation (4.3%)
1,800,000	Burlington Northern Santa Fe Corporation ‡	7.000	12/15/2025	1,841,693
383,541	Continental Airlines, Inc. ‡	7.875	7/2/2018	260,808
2,250,000	Continental Airlines, Inc. ‡	5.983	4/19/2022	1,811,250
4,500,000	Delta Air Lines, Inc. ‡	7.111	9/18/2011	4,027,500
4,251,785	FedEx Corporation ‡	6.720	1/15/2022	4,476,375
3,650,000	Kansas City Southern de Mexico SA de CV	7.375	6/1/2014	3,513,125
6,800,000	Northwest Airlines, Inc. ‡	6.841	4/1/2011	6,154,000
2,919,235	Piper Jaffray Equipment Trust Securities ‡≤	6.750	4/1/2011	2,568,927
6,500,000	Union Pacific Corporation ‡	5.450	1/31/2013	6,521,736
1,400,000	Union Pacific Corporation	5.700	8/15/2018	1,352,645
	Total Transportation			32,528,059

U.S. Government (8.3%)
8,000,000	Federal Home Loan Bank Discount Notes *	4.625	10/10/2012	8,209,072
3,250,000	Federal Home Loan Mortgage Corporation ‡	5.000	12/14/2018	2,924,808
7,000,000	Federal National Mortgage Association	5.250	8/1/2012	6,866,636
1,020,000	U.S. Treasury Bonds ‡	7.625	2/15/2025	1,383,295
175,000	U.S. Treasury Bonds	4.750	2/15/2037	178,664
720,000	U.S. Treasury Bonds *	5.000	5/15/2037	764,944
790,000	U.S. Treasury Notes *	2.125	4/30/2010	786,667
2,900,000	U.S. Treasury Notes *	4.625	8/31/2011	3,049,077
650,000	U.S. Treasury Notes	3.625	12/31/2012	662,594
2,800,000	U.S. Treasury Notes *	2.750	2/28/2013	2,745,968
2,200,000	U.S. Treasury Notes *	3.875	5/15/2018	2,181,093
23,553,475	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	24,541,614
17,000,000	U.S. Treasury Principal Strips ‡	Zero Coupon	11/15/2022	8,631,750
	Total U.S. Government			62,926,182

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Income Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.5%)	Rate	Date	Value
U.S. Municipals (0.1%)
$945,000	California Infrastructure & Economic Bank Revenue Bonds ÷‡	5.000%	7/1/2036	$994,376
	Total U.S. Municipals			994,376

Utilities (5.7%)
3,700,000	AES Corporation ±≤	8.000	6/1/2020	3,561,250
1,065,000	Cleveland Electric Illuminating Company ‡	5.700	4/1/2017	1,007,080
1,600,000	Columbus Southern Power Company	6.050	5/1/2018	1,590,419
1,885,000	Commonwealth Edison Company ‡	5.400	12/15/2011	1,894,457
2,170,000	Commonwealth Edison Company ‡	7.500	7/1/2013	2,303,268
1,000,000	Commonwealth Edison Company ‡	6.150	9/15/2017	997,784
1,500,000	DTE Energy Company ‡	6.375	4/15/2033	1,373,007
2,000,000	Exelon Corporation ‡	4.900	6/15/2015	1,832,114
1,000,000	Florida Power Corporation	6.400	6/15/2038	1,005,754
2,000,000	Illinois Power Company	6.125	11/15/2017	1,903,884
2,000,000	ITC Holdings Corporation ‡≤	5.875	9/30/2016	1,930,096
2,500,000	ITC Holdings Corporation ‡≤	6.050	1/31/2018	2,424,495
1,600,000	MidAmerican Energy Holdings Company ‡	6.125	4/1/2036	1,502,637
2,200,000	MidAmerican Energy Holdings Company ‡	6.500	9/15/2037	2,169,820
1,700,000	Nevada Power Company ‡	6.750	7/1/2037	1,656,480
1,700,000	Nisource Finance Corporation ±	6.400	3/15/2018	1,625,203
1,500,000	NRG Energy, Inc.	7.250	2/1/2014	1,462,500
1,000,000	NRG Energy, Inc. ±	7.375	2/1/2016	970,000
950,000	Ohio Edison Company ±	6.875	7/15/2036	896,074
898,038	Power Contract Financing, LLC ≤	6.256	2/1/2010	908,778
1,583,714	Power Receivables Finance, LLC ≤	6.290	1/1/2012	1,621,216
725,000	Progress Energy, Inc.	7.000	10/30/2031	741,196
3,200,000	PSEG Power, LLC ‡	5.000	4/1/2014	3,036,272
1,730,000	Southwestern Public Service Company	6.000	10/1/2036	1,546,186
750,000	TXU Corporation	5.550	11/15/2014	593,099
1,600,000	Union Electric Company ±	6.400	6/15/2017	1,585,901
700,000	Virginia Electric and Power Company	5.950	9/15/2017	704,789
700,000	Virginia Electric and Power Company	6.350	11/30/2037	681,241
	Total Utilities			43,525,000
	Total Long-Term Fixed Income (cost $827,064,051)			777,052,102

Shares	Preferred Stock (0.5%)			Value
238,000	Federal National Mortgage Association *			$3,996,020
	Total Preferred Stock (cost $4,475,429)			3,996,020

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Income Fund
Schedule of Investments as of July 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (6.4%)	Rate (+)	Date	Value
48,615,938	Thrivent Financial Securities Lending Trust	2.540%	N/A	$48,615,938
	Total Collateral Held for Securities Loaned
	(cost $48,615,938)			48,615,938

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.7%)	Rate (+)	Date	Value
$10,000,000	Chariot Funding, LLC ±	2.750%	8/11/2008	$9,993,111
9,180,000	Deutsche Financial Bank, LLC	2.200	8/1/2008	9,180,000
3,600,000	Federal Home Loan Bank Discount Notes	2.183	8/13/2008	3,597,420
750,000	Federal National Mortgage Association ‡	2.210	9/17/2008	747,873
19,770,427	Thrivent Money Market Fund	2.440	N/A	19,770,427
	Total Short-Term Investments (at amortized cost)			43,288,831
	Total Investments (cost $923,444,249) 115.1%			$872,952,891
	Other Assets and Liabilities, Net (15.1%)			(114,455,541)
	Total Net Assets 100.0%			$758,497,350

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	5	September 2008	$1,057,203	$1,060,000	$2,797
5-Yr. U.S. Treasury Bond Futures	(480)	September 2008	(53,434,817)	(53,441,251)	(6,434)
10-Yr. U.S. Treasury Bond Futures	(665)	September 2008	(75,946,456)	(76,360,706)	(414,250)
20-Yr. U.S. Treasury Bond Futures	315	September 2008	36,651,545	36,382,500	(269,045)
EURO Foreign Exchange
Currency Futures	(32)	September 2008	(6,229,440)	(6,222,800)	6,640
Total Futures					($680,292)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Income Fund
Schedule of Investments as of July 31, 2008 (unaudited)

			Notional
	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Protection	Date	Amount	Value	Gain/(Loss)
Credit Default Swaps
CDS WB, 5 Year, at 1.954%	Buy	June 2013	$3,800,000	$81,833	$81,833
Bank of America
CDX IG, 5 Year,	Buy	June 2013	5,500,000	(56,707)	56,093
Series 10, at 1.55%;
Bank of America
CDX IG Hvol, 5 Year,	Buy	June 2013	3,700,000	(20,806)	109,617
Series 10, at 3.50%;
J.P. Morgan Chase and Co.
LCDX North America, 5 Year,	Sell	December 2012	9,000,000	(398,270)	(190,318)
Series 9, at 2.43%;
J.P. Morgan Chase and Co.
Total Swaps				($393,950)	$57,225

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At July 31, 2008, $1,916,838 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $326,278,302 and $27,458,132 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts, respectively.

÷ Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2008, the value of these investments was $131,137,324 or 17.3% of total net assets.

« All or a portion of the security is insured or guaranteed.

ƒ Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of July 31, 2008.

	Acquisition
Security	Date	Cost
Capital Source Commercial Loan Trust	4/5/2007	$2,740,013

Definitions:

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,144,203
Gross unrealized depreciation	(54,635,561)
Net unrealized appreciation (depreciation)	($50,491,358)
Cost for federal income tax purposes	$923,444,249

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Core Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (111.0%)	Rate	Date	Value
Asset-Backed Securities (13.3%)
$4,614,618	Americredit Automobile Receivables Trust †‡«	2.543%	8/6/2008	$4,438,275
1,214,989	Associates Manufactured Housing Contract Pass-Through
	Certificates ‡	7.900	3/15/2027	1,230,572
2,152,311	Bear Stearns Mortgage Funding Trust †	2.601	8/25/2008	537,727
3,000,000	Citibank Credit Card Issuance Trust ±	5.650	9/20/2019	2,939,535
2,565,854	Countrywide Asset-Backed Certificates ~«	5.549	4/25/2036	2,329,490
2,797,608	Credit Based Asset Servicing and Securitization, LLC †‡	2.571	8/25/2008	2,749,743
2,298,232	Credit Based Asset Servicing and Securitization, LLC ‡	5.501	12/25/2036	2,235,635
3,500,000	Discover Card Master Trust ±	5.650	3/16/2020	3,266,120
2,500,000	First Franklin Mortgage Loan Asset-Backed Certificates †‡	2.551	8/25/2008	2,443,725
2,906,496	First Horizon ABS Trust ±†«	2.591	8/25/2008	2,130,604
2,433,419	First Horizon ABS Trust †«	2.621	8/25/2008	1,328,956
3,802,000	GMAC Mortgage Corporation Loan Trust †«	2.641	8/25/2008	2,648,317
527,035	GMAC Mortgage Corporation Loan Trust †‡«	2.561	8/25/2008	509,288
4,611,949	GMAC Mortgage Corporation Loan Trust †«	2.641	8/25/2008	2,478,300
900,736	Green Tree Financial Corporation ±	7.650	10/15/2027	931,930
2,300,000	Merna Re, Ltd. †‡≤	4.551	9/30/2008	2,194,430
317,489	National Collegiate Student Loan Trust †‡	2.521	8/25/2008	317,181
368,656	PG&E Energy Recovery Funding, LLC ‡	3.870	6/25/2011	369,743
562,140	Popular ABS Mortgage Pass-Through Trust ±	4.000	12/25/2034	553,559
5,000,000	Renaissance Home Equity Loan Trust ±	5.608	5/25/2036	4,897,340
320,531	Residential Asset Securities Corporation ±	4.160	7/25/2030	315,813
1,770,281	Residential Funding Mortgage Securities II †‡«	2.591	8/25/2008	1,639,206
736,195	SLM Student Loan Trust †~	2.810	10/27/2008	734,733
3,410,758	Wachovia Asset Securitization, Inc. †~≤«	2.601	8/25/2008	2,130,786
	Total Asset-Backed Securities			45,351,008

Basic Materials (0.9%)
1,000,000	ArcelorMittal ‡≤	6.125	6/1/2018	960,305
2,000,000	Precision Castparts Corporation ±	5.600	12/15/2013	1,984,128
	Total Basic Materials			2,944,433

Capital Goods (1.9%)
365,000	Caterpillar Financial Services Corporation ±	5.850	9/1/2017	372,841
775,000	Honeywell International, Inc. ±	5.300	3/1/2018	756,796
1,500,000	John Deere Capital Corporation ‡	5.350	1/17/2012	1,526,589
2,750,000	Oakmont Asset Trust ±≤	4.514	12/22/2008	2,759,468
1,150,000	United Technologies Corporation ‡	4.875	5/1/2015	1,146,181
	Total Capital Goods			6,561,875

Collateralized Mortgage Obligations (6.0%)
3,736,053	Banc of America Mortgage Securities, Inc. ±‡	4.804	9/25/2035	3,529,599
2,414,571	HomeBanc Mortgage Trust ±‡~	5.987	4/25/2037	1,835,189
3,415,302	J.P. Morgan Alternative Loan Trust ±‡	5.771	3/25/2036	2,525,015
3,284,104	Merrill Lynch Mortgage Investors, Inc. ±‡	4.871	6/25/2035	3,087,423
2,702,423	Thornburg Mortgage Securities Trust †‡	2.551	8/25/2008	2,682,522
2,590,542	Thornburg Mortgage Securities Trust ±†	2.571	8/25/2008	2,479,270

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Core Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (111.0%)	Rate	Date	Value
Collateralized Mortgage Obligations — continued
$2,841,076	Washington Mutual Mortgage Pass-Through Certificates ‡	4.835%	9/25/2035	$2,646,678
1,567,087	Zuni Mortgage Loan Trust †‡	2.591	8/25/2008	1,489,539
	Total Collateralized Mortgage Obligations			20,275,235

Commercial Mortgage-Backed Securities (13.2%)
5,000,000	Bear Stearns Commercial Mortgage Securities, Inc. †~≤	2.608	8/15/2008	4,696,585
1,750,000	Bear Stearns Commercial Mortgage Securities, Inc. ±‡	5.835	9/11/2042	1,538,493
99,367	Citigroup Commercial Mortgage Trust †‡≤	2.528	8/15/2008	95,722
150,109	Commercial Mortgage Pass-Through Certificates †‡≤	2.558	8/15/2008	145,398
4,000,000	Commercial Mortgage Pass-Through Certificates ±†≤	2.588	8/15/2008	3,741,752
4,000,000	Credit Suisse Mortgage Capital Certificates †~≤	2.628	8/15/2008	3,773,864
2,000,000	Crown Castle International Corporation ‡≤	5.245	11/15/2036	1,949,500
3,500,000	Greenwich Capital Commercial Funding Corporation ±	5.867	8/10/2017	3,088,729
3,000,000	GS Mortgage Securities Corporation II ±†≤	2.590	8/6/2008	2,760,378
4,700,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ~	5.198	12/15/2044	4,677,449
3,639,998	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ±	5.284	5/15/2047	3,572,724
2,500,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ‡	6.007	6/15/2049	2,336,842
3,500,000	Merrill Lynch Mortgage Trust ‡	4.747	5/12/2043	3,235,001
3,250,000	Merrill Lynch Mortgage Trust ±	5.442	1/12/2044	3,006,016
3,500,000	TIAA Real Estate CDO, Ltd. ±	5.815	8/15/2039	3,439,516
3,125,000	Wachovia Bank Commercial Mortgage Trust ~	5.765	7/15/2045	2,968,772
	Total Commercial Mortgage-Backed Securities			45,026,741

Communications Services (2.8%)
300,000	AT&T, Inc. ±‡	6.500	9/1/2037	288,419
500,000	British Telecom plc ±	9.125	12/15/2030	593,145
850,000	Citizens Communications Company ~	6.250	1/15/2013	807,500
1,300,000	Comcast Corporation ±	6.500	1/15/2015	1,318,266
520,000	New Cingular Wireless Services, Inc. ‡	8.750	3/1/2031	605,590
510,000	News America, Inc. ±	6.400	12/15/2035	472,518
705,000	Rogers Cable, Inc. ‡	5.500	3/15/2014	680,212
975,000	Rogers Cable, Inc. ±	6.750	3/15/2015	993,021
130,000	Rogers Cable, Inc. ±‡	8.750	5/1/2032	146,515
775,000	Sprint Capital Corporation ‡	6.900	5/1/2019	660,688
1,175,000	Telecom Italia Capital SA ‡	5.250	10/1/2015	1,071,111
750,000	Time Warner Cable, Inc. ‡	6.750	7/1/2018	756,343
990,000	Verizon Communications, Inc. ±	5.550	2/15/2016	962,668
	Total Communications Services			9,355,996

Consumer Cyclical (1.3%)
1,500,000	Ford Motor Credit Company ‡	7.375	10/28/2009	1,366,298
525,000	McDonald’s Corporation ±	6.300	3/1/2038	515,986
750,000	Nissan Motor Acceptance Corporation ~≤	4.625	3/8/2010	750,724
1,110,000	Nissan Motor Acceptance Corporation ‡≤	5.625	3/14/2011	1,104,914
800,000	Walmart Stores, Inc. ‡	5.875	4/5/2027	770,820
	Total Consumer Cyclical			4,508,742

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Core Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (111.0%)	Rate	Date	Value

Consumer Non-Cyclical (2.4%)
$1,500,000	Abbott Laboratories ±‡	5.150%	11/30/2012	$1,538,382
575,000	Archer-Daniels-Midland Company ‡	6.450	1/15/2038	546,709
765,000	Baxter International, Inc. ±	5.900	9/1/2016	783,192
850,000	HCA, Inc. ‡	9.250	11/15/2016	875,500
750,000	Johnson & Johnson Company ‡	5.950	8/15/2037	765,691
800,000	Kroger Company ‡	6.400	8/15/2017	817,566
1,375,000	PepsiCo, Inc. ±	4.650	2/15/2013	1,396,273
1,200,000	Schering-Plough Corporation ±	6.000	9/15/2017	1,184,946
340,000	Wyeth ‡	5.950	4/1/2037	321,692
	Total Consumer Non-Cyclical			8,229,951

Energy (2.5%)
1,400,000	Apache Corporation ‡~	5.250	4/15/2013	1,419,636
1,150,000	CenterPoint Energy Resources Corporation ‡	6.125	11/1/2017	1,120,177
1,000,000	EOG Resources, Inc. ‡	5.875	9/15/2017	999,508
1,000,000	Forest Oil Corporation ‡≤	7.250	6/15/2019	940,000
900,000	Nexen, Inc. ±	5.650	5/15/2017	870,854
1,200,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II ‡≤	5.298	9/30/2020	1,120,500
375,000	Ras Laffan Liquefied Natural Gas Company, Ltd. III ‡≤	5.832	9/30/2016	365,512
770,000	Transocean, Inc. ‡	6.000	3/15/2018	780,549
800,000	XTO Energy, Inc. ‡	5.500	6/15/2018	748,986
200,000	XTO Energy, Inc. ‡	6.375	6/15/2038	185,347
	Total Energy			8,551,069

Financials (12.9%)
775,000	Ace INA Holdings, Inc. ‡	5.800	3/15/2018	743,132
500,000	American Express Bank FSB/Salt Lake City, UT ±‡~	6.000	9/13/2017	462,673
400,000	American Express Company ‡	7.000	3/19/2018	397,807
1,000,000	Australia & New Zealand Banking Group, Ltd. ‡≤	6.200	7/19/2013	1,000,257
900,000	Bank of America Corporation ±	6.000	9/1/2017	866,359
125,000	Bank of America Corporation ‡	5.650	5/1/2018	116,682
200,000	Bank of America Corporation ~	8.125	5/15/2018	186,042
775,000	Bear Stearns Companies, Inc. ‡	6.950	8/10/2012	798,873
800,000	Bear Stearns Companies, Inc. ‡~	6.400	10/2/2017	783,477
1,150,000	Capmark Financial Group, Inc. ±	5.875	5/10/2012	732,880
400,000	Capmark Financial Group, Inc. ‡	6.300	5/10/2017	234,885
1,175,000	CIT Group, Inc. ~	7.625	11/30/2012	997,908
775,000	Citigroup, Inc. ±	5.000	9/15/2014	702,928
750,000	Citigroup, Inc. ±	6.125	5/15/2018	717,836
1,250,000	Corestates Capital Trust I ~≤	8.000	12/15/2026	1,180,505
1,200,000	Countrywide Financial Corporation, Convertible ±†≤	Zero Coupon	10/15/2008	1,160,256
1,800,000	Countrywide Financial Corporation, Convertible †	Zero Coupon	10/15/2008	1,740,384
450,000	General Electric Capital Corporation ~	5.625	9/15/2017	438,101
1,000,000	General Motors Acceptance Corporation, LLC ±	6.000	12/15/2011	626,342
1,500,000	Goldman Sachs Group, Inc. ±	5.125	1/15/2015	1,414,036
550,000	Goldman Sachs Group, Inc. ±	6.750	10/1/2037	486,116
2,000,000	Goldman Sachs Group, Inc., Convertible ~	1.000	1/31/2015	1,857,460

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Core Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (111.0%)	Rate	Date	Value
Financials — continued
$1,850,000	Goldman Sachs Group, Inc., Convertible ‡	1.000%	5/7/2015	$1,706,107
575,000	HSBC Holdings plc ±	6.500	5/2/2036	524,318
765,000	International Lease Finance Corporation ‡	5.750	6/15/2011	697,736
1,500,000	Lehman Brothers Holdings, Inc. ~	5.250	2/6/2012	1,408,922
380,000	Lehman Brothers Holdings, Inc. ‡	6.875	7/17/2037	314,912
630,000	Liberty Property, LP ±	5.500	12/15/2016	546,734
850,000	Lincoln National Corporation ±	7.000	5/17/2016	746,173
1,125,000	Merrill Lynch & Company, Inc. ‡	5.450	2/5/2013	1,043,596
675,000	Merrill Lynch & Company, Inc. ‡	6.875	4/25/2018	631,868
1,595,000	Mitsubishi UFG Capital Finance, Ltd. ‡	6.346	7/25/2016	1,367,346
720,000	Morgan Stanley ±	6.250	8/9/2026	615,964
2,000,000	Morgan Stanley, Convertible ±≤	1.000	1/28/2015	1,870,520
1,375,000	Nationwide Health Properties, Inc. ±~	6.250	2/1/2013	1,355,761
2,000,000	ProLogis ±	5.500	4/1/2012	1,958,978
775,000	Prudential Financial, Inc. ‡	6.100	6/15/2017	769,514
390,000	Prudential Financial, Inc. ±‡	5.700	12/14/2036	313,325
950,000	Reinsurance Group of America, Inc. ‡	5.625	3/15/2017	764,747
1,325,000	Royal Bank of Scotland Group plc ±≤	6.990	10/5/2017	1,104,405
1,240,000	Simon Property Group, LP ±	5.375	6/1/2011	1,224,905
1,200,000	State Street Capitol Trust II ‡	8.250	3/15/2011	1,209,288
850,000	Swiss RE Capital I, LP ±≤	6.854	5/25/2016	728,716
350,000	Travelers Companies, Inc. ‡	6.250	6/15/2037	322,054
550,000	United Health Group ‡	6.500	6/15/2037	479,575
770,000	Wachovia Bank NA ‡	4.875	2/1/2015	654,857
1,895,000	Wachovia Capital Trust III ~	5.800	3/15/2011	1,070,675
205,000	Washington Mutual Preferred Funding ±≤	6.665	12/1/2020	66,625
1,900,000	Washington Mutual Preferred Funding II ‡≤	6.895	6/15/2012	589,000
775,000	WEA Finance, LLC ‡≤	7.125	4/15/2018	745,793
775,000	Wells Fargo & Company ‡	4.375	1/31/2013	737,314
300,000	Wells Fargo & Company ‡	5.625	12/11/2017	285,920
760,000	Willis North America, Inc. ‡	6.200	3/28/2017	707,918
	Total Financials			44,208,505

Foreign (0.6%)
2,000,000	Corporacion Andina de Fomento ‡	5.750	1/12/2017	1,906,028
	Total Foreign			1,906,028

Mortgage-Backed Securities (32.1%)
20,700,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.000	8/1/2038	20,790,562
62,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	8/1/2038	60,663,161
27,250,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500	8/1/2038	27,973,814
	Total Mortgage-Backed Securities			109,427,537

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Core Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (111.0%)	Rate	Date	Value
Technology (0.3%)
$1,000,000	Oracle Corporation ±	5.750%	4/15/2018	$997,689
	Total Technology			997,689

Transportation (2.2%)
575,000	Burlington Northern Santa Fe Corporation ±‡	7.000	12/15/2025	588,319
1,150,000	Continental Airlines, Inc. ‡~	5.983	4/19/2022	925,750
1,550,000	Delta Air Lines, Inc. ‡	7.111	9/18/2011	1,387,250
1,128,470	FedEx Corporation ~	6.720	1/15/2022	1,188,079
1,842,520	Southwest Airlines Company ±	6.150	8/1/2022	1,746,875
1,550,000	Union Pacific Corporation ~	6.125	1/15/2012	1,601,355
	Total Transportation			7,437,628

U.S. Government (13.8%)
5,000,000	Federal Home Loan Bank ‡	5.330	3/6/2012	5,071,880
2,000,000	Federal Home Loan Bank Discount Notes ±	4.625	10/10/2012	2,052,268
2,000,000	Federal Home Loan Mortgage Corporation ~	5.000	12/14/2018	1,799,882
4,000,000	Federal National Mortgage Association ±	4.625	5/1/2013	3,795,412
400,000	U.S. Treasury Bonds *	4.750	2/15/2037	408,375
725,000	U.S. Treasury Bonds *	5.000	5/15/2037	770,256
1,000,000	U.S. Treasury Notes ~	2.125	4/30/2010	995,781
75,000	U.S. Treasury Notes ±	4.625	8/31/2011	78,855
600,000	U.S. Treasury Notes *	2.750	2/28/2013	588,422
1,325,000	U.S. Treasury Notes *	2.500	3/31/2013	1,284,837
800,000	U.S. Treasury Notes *	3.125	4/30/2013	796,438
6,550,000	U.S. Treasury Notes *	4.000	2/15/2015	6,761,342
4,070,000	U.S. Treasury Notes ‡	4.125	5/15/2015	4,224,534
4,775,000	U.S. Treasury Notes *	3.875	5/15/2018	4,733,964
13,212,925	U.S. Treasury Notes, TIPS ±	2.000	7/15/2014	13,767,247
	Total U.S. Government			47,129,493

U.S. Municipals (2.7%)
3,000,000	California Infrastructure & Economic Bank
	Revenue Bonds ~÷	5.000	7/1/2036	3,156,750
3,000,000	Little Rock, Arkansas Sewer Revenue Bonds ‡	5.000	10/1/2037	3,023,940
3,000,000	Missouri Joint Municipal Electric Utility Commission
	Revenue Bonds (Power Project) ‡	5.000	1/1/2032	2,808,930
	Total U.S. Municipals			8,989,620

Utilities (2.1%)
825,000	Cleveland Electric Illuminating Company ‡	5.700	4/1/2017	780,132
965,000	Commonwealth Edison Company ‡	5.400	12/15/2011	969,841
1,500,000	Exelon Corporation ~	6.750	5/1/2011	1,540,276
775,000	ITC Holdings Corporation ~≤	6.050	1/31/2018	751,593

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Core Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (111.0%)	Rate	Date	Value
Utilities — continued
$775,000	MidAmerican Energy Holdings Company ±	6.500%	9/15/2037	$764,369
791,857	Power Receivables Finance, LLC ‡≤	6.290	1/1/2012	810,608
1,150,000	Union Electric Company ‡	6.400	6/15/2017	1,139,866
515,000	Virginia Electric & Power Company ±	6.000	1/15/2036	479,971
	Total Utilities			7,236,656
	Total Long-Term Fixed Income (cost $400,245,349)			378,138,206

Shares	Preferred Stock/Equity-Linked Securities (1.0%)			Value
20,100	Allegro Investment Corporation SA TGT, Convertible ±¿≤			$904,134
68,717	Credit Suisse New York, NY ‡			1,469,857
56,005	Federal National Mortgage Association ±			940,324
	Total Preferred Stock/Equity-Linked Securities
	(cost $3,543,672)			3,314,315

		Strike	Expiration
Contracts	Options Purchased (0.1%)	Price	Date	Value
510	Call on U.S. Treasury Bond Futures	$115	9/26/2008	$406,409
	Total Options Purchased (cost $328,251)			406,409

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.6%)	Rate (+)	Date	Value
15,732,985	Thrivent Financial Securities Lending Trust	2.540%	N/A	$15,732,985
	Total Collateral Held for Securities Loaned
	(cost $15,732,985)			15,732,985

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (20.1%)	Rate (+)	Date	Value
$10,000,000	Chariot Funding, LLC ±~	2.750%	8/11/2008	$9,993,111
10,000,000	Federal Home Loan Bank Discount Notes ±‡	2.224	8/14/2008	9,992,092
7,500,000	Jupiter Securitization Corporation Company, LLC ‡	2.450	8/7/2008	7,496,938
7,955,000	Park Avenue Receivables Corporation	2.250	8/1/2008	7,955,000
9,000,000	Three Pillars Funding, Inc. ‡	2.500	8/6/2008	8,996,875
16,944,503	Thrivent Money Market Fund	2.440	N/A	16,944,503
7,000,000	Victory Receivables Corporation ±‡	2.500	8/7/2008	6,997,083
	Total Short-Term Investments (at amortized cost)			68,375,602
	Total Investments (cost $488,225,859) 136.8%			$465,967,517
	Other Assets and Liabilities, Net (36.8%)			(125,294,605)
	Total Net Assets 100.0%			$340,672,912

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Core Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(105)	September 2008	($22,035,462)	($22,260,000)	($224,538)
5-Yr. U.S. Treasury Bond Futures	(155)	September 2008	(17,228,746)	(17,257,071)	(28,325)
10-Yr. U.S. Treasury Bond Futures	(530)	September 2008	(60,020,884)	(60,858,909)	(838,025)
20-Yr. U.S. Treasury Bond Futures	115	September 2008	13,380,723	13,282,500	(98,223)
EURO Foreign Exchange Currency	(10)	September 2008	(1,946,700)	(1,944,625)	2,075
Futures
Total Futures					($1,187,036)

			Notional
	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Protection	Date	Amount	Value	Gain/(Loss)
Credit Default Swaps
CDS WB, 5 Year, at 1.954%;	Buy	June 2013	$2,350,000	$50,607	$50,607
Bank of America
CDX, Series 10,	Sell	June 2013	4,000,000	(263,085)	(6,394)
5 Year, at 5.00%;
Bank of America
Total Swaps				($212,478)	$44,213

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At July 31, 2008, $2,075,938 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $116,605,678 and $6,481,975 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

¿ These securities are Equity-Linked Structured Securities.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2008, the value of these investments was $40,402,252 or 11.9% of total net assets.

« All or a portion of the security is insured or guaranteed.

÷ Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

Definitions:

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,169,474
Gross unrealized depreciation	(24,427,816)
Net unrealized appreciation (depreciation)	($22,258,342)
Cost for federal income tax purposes	$488,225,859

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.0%)	Rate	Date	Value
Asset-Backed Securities (24.6%)
$1,384,386	Americredit Automobile Receivables Trust ±†«	2.543%	8/6/2008	$1,331,483
2,399,634	Americredit Automobile Receivables Trust ‡«	3.430	7/6/2011	2,330,707
4,500,000	Bank of America Credit Card Trust §	4.070	7/16/2012	4,499,967
4,000,000	BMW Vehicle Lease Trust ‡	4.590	8/15/2013	4,049,180
4,500,000	Cabela’s Master Credit Card Trust ~≤	4.310	12/16/2013	4,421,322
3,000,000	Capital Auto Receivables Asset Trust ~	5.380	7/15/2010	3,042,189
3,750,000	Carmax Auto Owner Trust ±†	2.858	8/15/2008	3,734,959
3,750,000	Chase Funding Issuance Trust ‡	4.960	9/17/2012	3,799,489
3,475,000	Citibank Credit Card Issuance Trust	4.850	2/10/2011	3,503,088
3,000,000	CNH Equipment Trust †‡	3.058	8/15/2008	2,979,432
3,500,000	CNH Equipment Trust ‡	4.400	5/16/2011	3,515,544
1,466,202	Countrywide Asset-Backed Certificates «	5.549	4/25/2036	1,331,137
2,269,000	Countrywide Asset-Backed Certificates	5.683	10/25/2036	2,233,685
2,000,000	Countrywide Home Loans Asset-Backed Securities «	6.085	6/25/2021	1,125,734
1,203,238	CPL Transition Funding, LLC ~	5.560	1/15/2012	1,233,554
1,829,317	Credit Acceptance Auto Dealer Loan Trust ≤«	5.320	10/15/2012	1,786,855
1,838,585	Credit Based Asset Servicing and Securitization, LLC ±	5.501	12/25/2036	1,788,508
1,328,758	DaimlerChrysler Auto Trust ~	5.330	8/8/2010	1,341,449
3,000,000	DaimlerChrysler Auto Trust ~	5.000	2/8/2012	3,044,019
4,500,000	Discover Card Master Trust ‡	5.100	10/15/2013	4,480,083
1,081,070	Drive Auto Receivables Trust ~≤«	5.300	7/15/2011	1,076,578
2,172,076	Federal Home Loan Mortgage Corporation ±†	2.501	8/25/2008	2,099,447
86,028	First Franklin Mortgage Loan Asset-Backed
	Certificates ≤=ƒ	5.500	3/25/2036	9
657,625	First Horizon ABS Trust †«	2.591	8/25/2008	532,305
1,500,000	Ford Credit Auto Owner Trust ‡	5.150	11/15/2011	1,527,555
44,447	GE Commercial Loan Trust †≤	2.846	10/20/2008	44,112
95,443	GE Equipment Small Ticket, LLC ≤	4.380	7/22/2009	95,606
2,851,500	GMAC Mortgage Corporation Loan Trust †«	2.641	8/25/2008	1,986,238
439,196	GMAC Mortgage Corporation Loan Trust †«	2.561	8/25/2008	424,407
1,383,585	GMAC Mortgage Corporation Loan Trust †«	2.641	8/25/2008	743,490
2,500,000	GMAC Mortgage Corporation Loan Trust «	5.750	10/25/2036	1,829,412
3,500,000	Harley Davidson Motorcycle Trust ±†	2.808	8/15/2008	3,488,401
1,058,266	Harley Davidson Motorcycle Trust ±	5.240	1/15/2012	1,065,916
462,138	Harley Davidson Motorcycle Trust	3.200	5/15/2012	461,922
2,000,000	Honda Auto Receivables Owner Trust ~	4.470	1/18/2012	2,008,044
3,500,000	Household Home Equity Loan Trust ~	5.320	3/20/2036	3,367,872
2,000,000	Household Home Equity Loan Trust ‡	5.660	3/20/2036	1,964,242
3,500,000	Merna Re, Ltd. †‡≤	4.551	9/30/2008	3,339,350
4,000,000	Merrill Auto Trust Securitization ~	5.500	3/15/2012	4,001,536
2,959,466	Mortgage Equity Conversion Asset Trust †‡≤	2.580	8/25/2008	2,841,087
2,944,380	Mortgage Equity Conversion Asset Trust †≤	2.560	8/25/2008	2,826,604
271,016	Nissan Auto Receivables Owner Trust	4.740	9/15/2009	272,062
3,000,000	Nissan Auto Receivables Owner Trust	5.030	5/16/2011	3,053,697
3,500,000	Nissan Auto Receivables Owner Trust	4.280	7/15/2013	3,452,785
111,296	Nomura Asset Acceptance Corporation †≤	2.601	8/25/2008	104,510
409,618	PG&E Energy Recovery Funding, LLC ‡	3.870	6/25/2011	410,826
140,535	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	138,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.0%)	Rate	Date	Value
Asset-Backed Securities — continued
$2,000,000	Renaissance Home Equity Loan Trust	5.608%	5/25/2036	$1,958,936
539,464	Residential Asset Securities Corporation	5.010	4/25/2033	384,095
2,977,394	Residential Funding Mortgage Securities	4.470	7/25/2018	2,813,244
3,000,000	Santander Drive Auto Receivables Trust ‡«	5.050	9/15/2011	2,952,186
220,858	SLM Student Loan Trust †‡	2.810	10/27/2008	220,420
324,031	USAA Auto Owner Trust ‡	4.830	4/15/2010	324,831
4,000,000	USAA Auto Owner Trust ‡	4.500	10/15/2013	3,971,632
1,279,034	Wachovia Asset Securitization, Inc. †‡≤«	2.601	8/25/2008	799,045
2,503,509	Wachovia Auto Loan Owner Trust ‡≤	5.230	8/22/2011	2,521,799
4,500,000	Wachovia Auto Owner Trust	4.810	9/20/2012	4,521,591
4,000,000	Washington Mutual Master Note Trust †≤	2.488	8/15/2008	3,693,368
	Total Asset-Backed Securities			122,889,934

Basic Materials (0.9%)
1,000,000	ArcelorMittal ±≤	5.375	6/1/2013	981,310
1,000,000	Lubrizol Corporation	4.625	10/1/2009	994,463
1,300,000	Nucor Corporation	5.000	6/1/2013	1,307,099
1,000,000	Rio Tinto Finance, Ltd.	5.875	7/15/2013	1,011,566
	Total Basic Materials			4,294,438

Capital Goods (1.1%)
500,000	Caterpillar Financial Services Corporation	4.850	12/7/2012	505,159
1,000,000	John Deere Capital Corporation ±	4.400	7/15/2009	1,008,748
800,000	John Deere Capital Corporation	5.350	1/17/2012	814,181
1,250,000	Lockheed Martin Corporation ~	4.121	3/14/2013	1,209,476
1,000,000	Oakmont Asset Trust ≤	4.514	12/22/2008	1,003,443
1,100,000	Textron Financial Corporation	5.125	2/3/2011	1,098,516
	Total Capital Goods			5,639,523

Collateralized Mortgage Obligations (6.6%)
1,120,816	Banc of America Mortgage Securities, Inc. ‡	4.804	9/25/2035	1,058,880
1,467,424	Bear Stearns Adjustable Rate Mortgage Trust	4.625	8/25/2010	1,363,111
1,676,522	Chase Mortgage Finance Corporation	4.572	2/25/2037	1,516,966
833,618	Citigroup Mortgage Loan Trust, Inc.	5.536	3/25/2036	818,436
1,586,753	Countrywide Home Loans, Inc. ‡	5.345	3/20/2036	1,151,439
1,702,105	Countrywide Home Loans, Inc.	5.822	9/20/2036	1,221,909
2,562,628	Deutsche Alt-A Securities, Inc. †	3.231	8/1/2008	1,643,585
1,379,755	HomeBanc Mortgage Trust ±	5.987	4/25/2037	1,048,680
498,988	Impac CMB Trust ±†	2.781	8/25/2008	289,233
2,558,061	J.P. Morgan Alternative Loan Trust	5.771	3/25/2036	1,891,236
2,472,311	J.P. Morgan Mortgage Trust ±	5.005	7/25/2035	2,364,904
2,337,626	Merrill Lynch Mortgage Investors, Inc.	4.871	6/25/2035	2,197,627
1,287,153	Residential Accredit Loans, Inc.	5.599	9/25/2035	1,024,364
971,453	Thornburg Mortgage Securities Trust †‡	2.571	8/25/2008	929,726
1,301,673	Wachovia Mortgage Loan Trust, LLC ‡	5.568	5/20/2036	1,204,771
2,914,115	Washington Mutual Alternative Loan Trust †‡	4.041	8/1/2008	1,675,458

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.0%)	Rate	Date	Value
Collateralized Mortgage Obligations — continued
$2,036,583	Washington Mutual Alternative Loan Trust †‡	4.209%	8/1/2008	$1,173,270
2,112,642	Washington Mutual Mortgage Pass-Through Certificates †	4.171	8/1/2008	1,263,556
879,515	Washington Mutual Mortgage Pass-Through Certificates †‡	2.751	8/25/2008	556,161
852,323	Washington Mutual Mortgage Pass-Through Certificates ‡	4.835	9/25/2035	794,003
2,462,555	Washington Mutual, Inc. †‡	4.031	8/1/2008	1,453,821
2,526,964	Washington Mutual, Inc. †	4.111	8/1/2008	1,569,984
3,500,000	Wells Fargo Mortgage Backed Securities Trust ‡	3.542	9/25/2034	3,442,348
558,536	Wells Fargo Mortgage Backed Securities Trust	4.950	3/25/2036	511,489
687,989	Wells Fargo Mortgage Backed Securities Trust	5.092	3/25/2036	637,809
	Total Collateralized Mortgage Obligations			32,802,766

Commercial Mortgage-Backed Securities (13.5%)
2,084,822	American Home Mortgage Assets †	4.211	8/1/2008	1,283,935
2,600,000	Banc of America Commercial Mortgage, Inc. ‡	5.001	9/10/2010	2,583,464
547,492	Banc of America Commercial Mortgage, Inc. ±	4.037	11/10/2039	544,823
3,000,000	Banc of America Large Loan Trust †‡≤	2.568	8/15/2008	2,817,807
3,000,000	Banc of America Large Loan Trust †‡≤	2.668	8/15/2008	2,829,780
2,000,000	Bear Stearns Commercial Mortgage Securities, Inc. †‡≤	2.608	8/15/2008	1,878,634
4,490,000	Bear Stearns Commercial Mortgage Securities, Inc. ‡	3.869	2/11/2041	4,470,958
3,565,480	Bear Stearns Commercial Mortgage Securities, Inc.	5.422	9/11/2042	3,503,933
45,033	Commercial Mortgage Pass-Through Certificates †≤	2.558	8/15/2008	43,619
1,000,000	Commercial Mortgage Pass-Through Certificates †≤	2.588	8/15/2008	935,438
3,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	2.638	8/15/2008	2,766,594
3,000,000	Credit Suisse First Boston Mortgage Securities Corporation	4.609	2/15/2038	2,980,161
4,000,000	Credit Suisse First Boston Mortgage Securities Corporation ~	3.382	5/15/2038	3,906,008
1,500,000	Credit Suisse Mortgage Capital Certificates †‡≤	2.628	8/15/2008	1,415,199
2,620,000	Crown Castle International Corporation ‡≤	5.245	11/15/2036	2,553,845
988,407	General Electric Commercial Mortgage Corporation ‡	4.591	7/10/2045	985,123
1,500,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ~	4.302	1/15/2038	1,453,161
572,655	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation	2.790	1/12/2039	567,008
4,000,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation	5.198	12/15/2044	3,980,808
12,196	LB-UBS Commercial Mortgage Trust ±	3.323	3/15/2027	12,152
4,000,000	LB-UBS Commercial Mortgage Trust	4.207	11/15/2027	3,991,024
3,486,501	LB-UBS Commercial Mortgage Trust	4.567	6/15/2029	3,483,115
4,500,000	LB-UBS Commercial Mortgage Trust	4.187	8/15/2029	4,479,062
796,824	LB-UBS Commercial Mortgage Trust	4.741	9/15/2040	797,114
1,075,705	Nationslink Funding Corporation	6.316	1/20/2031	1,075,316
4,000,000	TIAA Real Estate CDO, Ltd. ‡	5.815	8/15/2039	3,930,876
3,750,000	Wachovia Bank Commercial Mortgage Trust ‡	3.894	11/15/2035	3,739,766
2,750,000	Wachovia Bank Commercial Mortgage Trust ‡	3.958	12/15/2035	2,742,262
1,851,761	Washington Mutual Asset Securities Corporation ≤	3.830	1/25/2035	1,815,068
	Total Commercial Mortgage-Backed Securities			67,566,053

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.0%)	Rate	Date	Value
Communications Services (3.7%)
$1,200,000	Ameritech Capital Funding Corporation	6.250%	5/18/2009	$1,217,300
750,000	AT&T, Inc. ‡	4.950	1/15/2013	750,185
1,000,000	British Telecom plc ‡	8.625	12/15/2010	1,074,156
1,400,000	Comcast Cable Communications, Inc.	6.200	11/15/2008	1,403,987
900,000	Comcast Cable Communications, Inc. ‡	6.875	6/15/2009	922,399
750,000	Cox Communications, Inc.	7.875	8/15/2009	766,449
600,000	Cox Communications, Inc.	4.625	1/15/2010	595,939
1,050,000	GTE Corporation ‡	7.510	4/1/2009	1,075,115
845,000	News America Holdings, Inc.	7.375	10/17/2008	851,437
500,000	Qwest Corporation ‡	5.625	11/15/2008	497,500
1,120,000	Rogers Cable, Inc.	7.875	5/1/2012	1,201,893
1,000,000	SBC Communications, Inc.	4.125	9/15/2009	1,003,037
1,000,000	Telecom Italia Capital SA ‡	4.000	11/15/2008	999,930
600,000	Telecom Italia Capital SA ‡	6.200	7/18/2011	614,726
500,000	Telefonos de Mexico SA de CV ‡	4.500	11/19/2008	501,036
1,000,000	Thomson Reuters Corporation	5.950	7/15/2013	1,010,472
1,100,000	Time Warner Cable, Inc. ‡	5.400	7/2/2012	1,093,337
1,000,000	Time Warner Cable, Inc.	6.200	7/1/2013	1,021,370
1,000,000	Time Warner Entertainment Company, LP ‡	7.250	9/1/2008	1,001,655
650,000	Verizon Communications, Inc. ‡	4.350	2/15/2013	627,370
	Total Communications Services			18,229,293

Consumer Cyclical (2.8%)
1,300,000	CVS Caremark Corporation †‡	2.982	9/2/2008	1,272,452
1,200,000	CVS Corporation ~	4.000	9/15/2009	1,192,118
900,000	D.R. Horton, Inc. ±	8.000	2/1/2009	895,500
1,000,000	DaimlerChrysler North American Holdings Corporation †‡	3.403	8/1/2008	998,873
2,000,000	Ford Motor Credit Company	7.375	10/28/2009	1,821,730
900,000	May Department Stores Company	4.800	7/15/2009	886,697
1,275,000	McDonald’s Corporation	4.300	3/1/2013	1,260,986
1,200,000	Nissan Motor Acceptance Corporation ≤	4.625	3/8/2010	1,201,159
942,284	SLM Private Credit Student Loan Trust †‡	2.786	9/15/2008	922,351
700,000	Walmart Stores, Inc.	4.250	4/15/2013	696,261
2,600,000	Walt Disney Company †~	2.861	10/16/2008	2,589,652
	Total Consumer Cyclical			13,737,779

Consumer Non-Cyclical (2.3%)
700,000	Abbott Laboratories ±	5.150	11/30/2012	717,912
625,000	AstraZeneca plc ‡	5.400	9/15/2012	642,725
1,600,000	Bunge Limited Finance Corporation ±	4.375	12/15/2008	1,601,853
1,500,000	Cadbury Schweppes plc ±‡≤	3.875	10/1/2008	1,499,270
1,000,000	Cargill, Inc. ‡≤	5.200	1/22/2013	989,410
890,000	Fortune Brands, Inc. ±‡	5.125	1/15/2011	887,197
1,500,000	General Mills, Inc. ‡	6.378	10/15/2008	1,506,740
1,250,000	Kellogg Company ~	5.125	12/3/2012	1,263,675
1,200,000	Miller Brewing Company ‡≤	4.250	8/15/2008	1,194,212
650,000	PepsiCo, Inc.	4.650	2/15/2013	660,056
400,000	Safeway, Inc. ‡	6.500	11/15/2008	402,228
	Total Consumer Non-Cyclical			11,365,278

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.0%)	Rate	Date	Value
Energy (1.4%)
$1,000,000	Energy Transfer Partners, LP ~	6.000%	7/1/2013	$1,009,641
500,000	Enterprise Products Operating, LP	4.625	10/15/2009	497,542
900,000	Premcor Refining Group, Inc.	6.125	5/1/2011	906,998
625,000	Ras Laffan Liquefied Natural Gas Company, Ltd. III ≤	5.832	9/30/2016	609,188
1,600,000	Sempra Energy ‡	7.950	3/1/2010	1,681,808
650,000	Transocean, Inc. ‡	5.250	3/15/2013	655,438
1,000,000	Weatherford International, Ltd.	5.150	3/15/2013	991,068
650,000	Western Oil Sands, Inc.	8.375	5/1/2012	707,023
	Total Energy			7,058,706

Financials (13.5%)
1,000,000	Allstate Life Global Funding Trust ‡	5.375	4/30/2013	1,000,540
1,000,000	American Express Centurion Bank ±	5.200	11/26/2010	998,509
1,650,000	American Express Company ‡	5.875	5/2/2013	1,620,056
1,650,000	Australia & New Zealand Banking Group, Ltd. ±≤	6.200	7/19/2013	1,650,424
1,600,000	Bank of New York Mellon Corporation ±‡	4.950	11/1/2012	1,587,357
1,000,000	Bear Stearns Companies, Inc. ±	4.550	6/23/2010	991,075
650,000	Berkshire Hathaway Finance Corporation § ≤	5.000	8/15/2013	651,382
850,000	Capmark Financial Group, Inc.	5.875	5/10/2012	541,694
1,100,000	CIT Group, Inc. ±	5.200	11/3/2010	912,594
500,000	CIT Group, Inc. ‡	7.625	11/30/2012	424,642
1,600,000	Citigroup, Inc. ±	5.125	2/14/2011	1,589,181
1,000,000	Citigroup, Inc.	5.500	4/11/2013	976,815
300,000	Corestates Capital Trust I ≤	8.000	12/15/2026	283,321
1,550,000	Countrywide Financial Corporation, Convertible *†	Zero Coupon	10/15/2008	1,498,664
1,750,000	Countrywide Financial Corporation, Convertible †‡≤	Zero Coupon	10/15/2008	1,692,040
900,000	Credit Suisse First Boston USA, Inc. †‡	2.807	9/9/2008	898,463
1,000,000	Credit Suisse New York, NY	5.000	5/15/2013	972,201
1,300,000	Deutsche Bank AG ~	4.875	5/20/2013	1,275,912
600,000	Developers Diversified Realty Corporation	4.625	8/1/2010	577,811
675,000	Fifth Third Bancorp	6.250	5/1/2013	582,750
900,000	General Electric Capital Corporation ‡	5.200	2/1/2011	920,773
1,000,000	General Electric Capital Corporation *±	4.800	5/1/2013	984,941
1,200,000	General Motors Acceptance Corporation, LLC ‡	6.875	8/28/2012	753,119
3,500,000	Goldman Sachs Group, Inc. †~	2.881	9/23/2008	3,439,586
900,000	Goldman Sachs Group, Inc.	6.875	1/15/2011	934,446
2,500,000	Goldman Sachs Group, Inc., Convertible	1.000	1/31/2015	2,321,825
1,250,000	Goldman Sachs Group, Inc., Convertible	1.000	5/7/2015	1,152,775
900,000	Hartford Financial Services Group, Inc. ±	5.550	8/16/2008	900,000
950,000	International Lease Finance Corporation ±	5.750	6/15/2011	866,469
750,000	iSTAR Financial, Inc. ±	4.875	1/15/2009	712,500
600,000	iSTAR Financial, Inc. ±	5.125	4/1/2011	459,000
1,650,000	J.P. Morgan Chase & Company ~	6.750	2/1/2011	1,712,000
705,000	J.P. Morgan Chase & Company	5.600	6/1/2011	720,349
900,000	John Hancock Global Funding II ≤	3.750	9/30/2008	901,084
1,500,000	Lehman Brothers Holdings E-Capital Trust I ±†	3.499	8/19/2008	1,053,129
1,000,000	Lehman Brothers Holdings, Inc.	3.500	8/7/2008	999,848
800,000	Lehman Brothers Holdings, Inc.	5.250	2/6/2012	751,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.0%)	Rate	Date	Value
Financials — continued
$550,000	Lincoln National Corporation	5.650%	8/27/2012	$546,283
3,500,000	Merrill Lynch & Company, Inc. †	3.004	8/5/2008	3,315,238
1,000,000	Merrill Lynch & Company, Inc.	6.150	4/25/2013	953,661
1,320,000	Metropolitan Life Global Funding ≤	5.125	4/10/2013	1,301,557
670,000	Monumental Global Funding, Ltd. ≤	5.500	4/22/2013	672,060
3,500,000	Morgan Stanley †	3.071	10/15/2008	3,397,292
650,000	Morgan Stanley	5.250	11/2/2012	625,372
600,000	Morgan Stanley Dean Witter & Company	6.750	4/15/2011	609,820
2,500,000	Morgan Stanley, Convertible ≤	1.000	1/28/2015	2,338,150
2,700,000	Nations Bank Capital Trust IV	8.250	4/15/2027	2,673,189
1,000,000	Protective Life Secured Trust	4.000	10/7/2009	989,481
1,700,000	Simon Property Group, LP	4.600	6/15/2010	1,676,220
1,000,000	SLM Corporation ‡	4.000	1/15/2009	989,438
1,000,000	State Street Capitol Trust II ‡	8.250	3/15/2011	1,007,740
1,000,000	UnitedHealth Group, Inc. ‡	5.500	11/15/2012	982,016
300,000	Wachovia Capital Trust III ‡	5.800	3/15/2011	169,500
700,000	Wachovia Corporation ‡	6.150	3/15/2009	693,883
1,000,000	Wachovia Corporation	5.500	5/1/2013	923,294
600,000	Washington Mutual Preferred Funding II ‡≤	6.895	6/15/2012	186,000
1,000,000	Washington Mutual, Inc.	4.000	1/15/2009	847,500
1,000,000	Wells Fargo & Company †	2.876	9/15/2008	999,205
325,000	Wells Fargo & Company	4.375	1/31/2013	309,196
1,000,000	Wells Fargo Capital XIII	7.700	3/26/2013	947,479
	Total Financials			67,462,274

Foreign (0.5%)
2,500,000	Corporacion Andina de Fomento	5.750	1/12/2017	2,382,535
	Total Foreign			2,382,535

Mortgage-Backed Securities (5.2%)
3,572,404	Federal National Mortgage Association	6.000	8/1/2024	3,627,691
2,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.000	8/1/2038	2,008,750
20,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500	8/1/2038	20,531,235
	Total Mortgage-Backed Securities			26,167,676

Technology (0.7%)
1,300,000	Hewlett-Packard Company ‡	4.500	3/1/2013	1,288,320
1,000,000	International Business Machines Corporation ±	4.950	3/22/2011	1,029,199
300,000	Sun Microsystems, Inc. ‡	7.650	8/15/2009	307,474
900,000	Xerox Corporation	5.500	5/15/2012	884,215
	Total Technology			3,509,208

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.0%)	Rate	Date	Value
Transportation (0.9%)
$625,000	Delta Air Lines, Inc. ‡	7.111%	9/18/2011	$559,375
700,000	FedEx Corporation ‡	3.500	4/1/2009	698,222
1,400,000	Norfolk Southern Corporation	6.200	4/15/2009	1,419,200
1,085,000	Northwest Airlines, Inc.	6.841	4/1/2011	981,925
500,000	Union Pacific Corporation ‡	6.125	1/15/2012	516,566
400,000	Union Pacific Corporation ‡	5.450	1/31/2013	401,338
	Total Transportation			4,576,626

U.S. Government (20.3%)
4,000,000	Federal Farm Credit Bank ‡	5.375	7/18/2011	4,272,479
5,000,000	Federal Farm Credit Bank	3.875	8/25/2011	5,036,095
9,650,000	Federal Home Loan Bank	4.250	11/20/2009	9,803,242
5,000,000	Federal Home Loan Bank	3.500	7/16/2010	5,028,700
5,000,000	Federal Home Loan Bank	3.375	8/13/2010	5,014,880
2,500,000	Federal Home Loan Bank	3.625	7/1/2011	2,504,552
4,000,000	Federal Home Loan Bank Discount Notes *	4.625	10/10/2012	4,104,536
2,000,000	Federal Home Loan Mortgage Corporation ‡	4.750	11/3/2009	2,043,184
8,500,000	Federal Home Loan Mortgage Corporation *	4.125	11/30/2009	8,624,270
5,000,000	Federal Home Loan Mortgage Corporation ‡	2.375	5/28/2010	4,933,760
7,500,000	Federal National Mortgage Association *	3.875	12/10/2009	7,582,725
2,500,000	Federal National Mortgage Association ‡	5.125	4/15/2011	2,605,710
5,000,000	Federal National Mortgage Association	4.625	5/1/2013	4,744,265
17,500,000	U.S. Treasury Notes *	2.125	1/31/2010	17,452,155
725,000	U.S. Treasury Notes *	2.750	2/28/2013	711,010
6,300,000	U.S. Treasury Notes *	3.125	4/30/2013	6,271,946
10,340,550	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	10,774,367
	Total U.S. Government			101,507,876

U.S. Municipals (0.8%)
2,500,000	Denver, Colorado City & County Airport Revenue Bonds ~	5.250	11/15/2032	2,545,200
650,000	Houston, Texas Utility System Revenue Bonds	5.000	5/15/2011	676,084
650,000	South Carolina State Public Service Authority
	Revenue Bonds ÷‡	5.750	1/1/2014	688,987
	Total U.S. Municipals			3,910,271

Utilities (1.2%)
1,300,000	Carolina Power & Light, Inc. ±	5.950	3/1/2009	1,317,774
235,000	Cleveland Electric Illuminating Company	7.430	11/1/2009	242,466
1,350,000	National Rural Utilities Cooperative Finance Corporation	5.500	7/1/2013	1,372,345
900,000	Niagara Mohawk Power Corporation	7.750	10/1/2008	904,940
500,000	Pacific Gas & Electric Company	3.600	3/1/2009	499,878
263,952	Power Receivables Finance, LLC ≤	6.290	1/1/2012	270,203
1,000,000	Virginia Electric & Power Company ‡	4.500	12/15/2010	1,007,525
640,000	Virginia Electric & Power Company ‡	5.100	11/30/2012	639,388
	Total Utilities			6,254,519
	Total Long-Term Fixed Income (cost $517,880,424)			499,354,755

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Shares	Preferred Stock/Equity-Linked Securities (0.7%)			Value
25,125	Allegro Investment Corporation SA TGT, Convertible ¿≤			$1,130,168
46,750	Credit Suisse New York, NY			999,982
72,400	Federal National Mortgage Association			1,215,596
	Total Preferred Stock/Equity-Linked Securities
	(cost $3,920,193)			3,345,746

		Strike	Expiration
Contracts	Options Purchased (0.1%)	Price	Date	Value
410	Call on U.S. Treasury Bond Futures	$115	9/26/2008	$326,721
	Total Options Purchased (cost $263,888)			326,721

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (10.3%)	Rate (+)	Date	Value
51,211,788	Thrivent Financial Securities Lending Trust	2.540%	N/A	$51,211,788
	Total Collateral Held for Securities Loaned
	(cost $51,211,788)			51,211,788

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.1%)	Rate (+)	Date	Value
$700,000	Federal National Mortgage Association ‡	2.148%	9/17/2008	$698,071
5,000,000	Three Pillars Funding, Inc.	2.500	8/6/2008	4,998,264
14,864,173	Thrivent Money Market Fund	2.440	N/A	14,864,173
	Total Short-Term Investments (at amortized cost)			20,560,508
	Total Investments (cost $593,836,801) 115.2%			$574,799,518
	Other Assets and Liabilities, Net (15.2%)			(75,736,116)
	Total Net Assets 100.0%			$499,063,402

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(20)	September 2008	($4,190,565)	($4,240,000)	($49,435)
5-Yr. U.S. Treasury Bond Futures	(405)	September 2008	(45,017,046)	(45,091,056)	(74,010)
10-Yr. U.S. Treasury Bond Futures	(310)	September 2008	(35,106,554)	(35,596,720)	(490,166)
20-Yr. U.S. Treasury Bond Futures	35	September 2008	4,072,394	4,042,500	(29,894)
EURO Foreign Exchange Currency	(6)	September 2008	(1,168,020)	(1,166,775)	1,245
Futures
Total Futures					($642,260)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2008 (unaudited)

					Notional
	Fund	Fund	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Receives	Pays	Protection	Date	Amount	Value	Gain/(Loss)
Credit Default Swaps
CDS WB, 5 Year, at 1.954%;	N/A	N/A	Buy	June 2013	$360,000	$7,753	$7,753
Bank of America
LCDX, N.A. Index Series 8,	N/A	N/A	Sell	June 2012	1,632,000	(105,451)	(114,809)
5 Year, at 1.20%;
Bank of America
LCDX, N.A. Index Series 8,	N/A	N/A	Sell	June 2012	1,632,000	(105,450)	(113,639)
5 Year, at 1.20%;
J.P. Morgan Chase and Co.
Interest Rate Swaps
Bank of America, N.A., 2 Year	5.275%	3 Month LIBOR	N/A	May 2009	11,000,000	206,527	206,527
Bank of America, N.A., 2 Year	5.306	3 Month LIBOR	N/A	June 2009	15,000,000	310,394	310,394
Total Swaps						$313,773	$296,226

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At July 31, 2008, $804,883 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $102,782,263 and $33,470,111 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts.

~ All or a portion of the security was earmarked as collateral to cover options.

÷ Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

¿ These securities are Equity-Linked Structured Securities.

« All or a portion of the security is insured or guaranteed.

= Defaulted security.

ƒ Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of July 31, 2008.

	Acquisition
Security	Date	Cost
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	$85,895

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2008, the value of these investments was $59,160,609 or 11.9% of total net assets.

Definitions:

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,481,786
Gross unrealized depreciation	(22,519,069)
Net unrealized appreciation (depreciation)	($19,037,283)
Cost for federal income tax purposes	$593,836,801

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

Money Market Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Certificates of Deposit (1.1%)	Rate (+)	Date	Value
$16,900,000	Bank of Scotland NY	2.710%	9/22/2008	$16,900,000
	Total Certificates of Deposit			16,900,000

Principal		Interest	Maturity
Amount	Commercial Paper (65.4%)	Rate (+)	Date	Value
Asset-Backed Commercial Paper (4.2%)
$13,510,000	GOVCO, Inc. «	2.720%	9/24/2008	$13,454,879
16,855,000	GOVCO, Inc. «	2.710	10/7/2008	16,769,990
7,500,000	GOVCO, Inc. «	2.730	10/20/2008	7,454,500
10,165,000	GOVCO, Inc. «	2.770	10/21/2008	10,101,647
13,510,000	GOVCO, Inc. «	3.050	12/10/2008	13,360,058
6,750,000	GOVCO, Inc. «	3.020	12/18/2008	6,671,291
	Total Asset-Backed Commercial Paper			67,812,365

Banking — Domestic (10.9%)
12,135,000	Bank of America Corporation	2.780	8/26/2008	12,112,319
16,900,000	Bank of America Corporation	2.555	9/15/2008	16,846,026
13,520,000	Bank of America Corporation	2.575	9/26/2008	13,465,845
16,900,000	Barclays US Funding Corporation	2.780	9/29/2008	16,823,002
13,530,000	Dexia Finance, LLC	2.620	8/18/2008	13,513,260
10,140,000	Dexia Finance, LLC	2.780	10/10/2008	10,085,188
4,102,000	Dexia Finance, LLC	2.800	10/14/2008	4,078,391
13,500,000	Greenwich Capital Holdings, Inc. «	2.880	10/14/2008	13,420,080
20,270,000	J.P. Morgan Chase & Company	2.500	9/30/2008	20,185,542
3,400,000	Societe Generale North American	2.750	8/8/2008	3,398,182
10,140,000	Societe Generale North American	2.980	8/18/2008	10,125,731
10,140,000	Societe Generale North American	2.920	8/27/2008	10,118,616
7,770,000	Societe Generale North American	2.800	9/12/2008	7,744,618
6,750,000	Societe Generale North American	2.770	9/17/2008	6,725,589
17,000,000	Sociate Generale North American	2.800	10/22/2008	16,891,578
	Total Banking — Domestic			175,533,967

Banking — Foreign (3.9%)
16,900,000	Bank of Ireland	2.730	8/12/2008	16,885,902
16,180,000	Bank of Scotland plc	2.670	8/4/2008	16,176,400
13,035,000	Bank of Scotland plc	2.900	9/17/2008	12,985,648
16,960,000	DnB NORBank ASA	2.680	10/30/2008	16,846,368
	Total Banking — Foreign			62,894,318

Brokerage (2.1%)
16,890,000	Citigroup Funding, Inc.	2.850	9/22/2008	16,820,470
16,900,000	Morgan Stanley	2.700	8/20/2008	16,875,918
	Total Brokerage			33,696,388

Consumer Cyclical (1.1%)
16,890,000	Toyota Credit Puerto Rico	2.620	8/19/2008	16,867,874
	Total Consumer Cyclical			16,867,874

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

Money Market Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (65.4%)	Rate (+)	Date	Value
Education (0.6%)
$10,200,000	Yale University	2.570%	9/18/2008	$10,165,048
	Total Education			10,165,048

Finance (36.1%)
16,870,000	Amsterdam Funding Corporation «	2.780	10/23/2008	16,761,873
16,955,000	Amsterdam Funding Corporation «	2.780	10/31/2008	16,835,853
6,070,000	Barton Capital, LLC «	2.750	10/8/2008	6,038,470
13,530,000	Bryant Illinois Park Fund «	2.800	9/17/2008	13,480,540
12,170,000	Bryant Illinois Park Fund «	2.830	9/29/2008	12,113,555
16,900,000	Ciesco, LP «	2.620	8/27/2008	16,868,021
16,900,000	Enterprise Funding Corporation «	2.750	8/13/2008	16,884,508
2,600,000	Enterprise Funding Corporation «	2.750	8/19/2008	2,596,425
16,875,000	Enterprise Funding Corporation «	2.620	9/11/2008	16,824,647
13,500,000	Enterprise Funding Corporation «	2.850	9/19/2008	13,447,631
6,855,000	Enterprise Funding Corporation «	2.760	10/22/2008	6,811,905
10,140,000	General Electric Capital Corporation	2.790	8/18/2008	10,126,641
20,270,000	General Electric Capital Corporation	2.690	8/27/2008	20,230,620
20,270,000	General Electric Capital Corporation	2.680	8/29/2008	20,227,748
2,900,000	ING US Funding, LLC	2.750	9/17/2008	2,889,588
16,900,000	ING US Funding, LLC	2.655	9/23/2008	16,833,942
6,752,000	ING US Funding, LLC	2.520	9/29/2008	6,724,114
16,900,000	ING US Funding, LLC	2.810	10/14/2008	16,802,384
16,950,000	ING US Funding, LLC	2.705	10/29/2008	16,836,649
20,230,000	NATC California, LLC «	2.800	10/10/2008	20,119,857
13,530,000	Old Line Funding Corporation «	2.710	8/12/2008	13,518,797
20,275,000	Old Line Funding Corporation «	2.680	9/18/2008	20,202,551
13,510,000	Old Line Funding Corporation «	2.750	9/22/2008	13,456,335
13,515,000	Old Line Funding Corporation «	2.850	10/10/2008	13,440,104
16,900,000	Park Avenue Receivables Corporation «	2.570	9/9/2008	16,852,947
16,900,000	Ranger Funding Company «	2.620	9/10/2008	16,850,802
13,510,000	Ranger Funding Company «	2.850	9/16/2008	13,461,664
10,130,000	Ranger Funding Company «	2.820	10/14/2008	10,071,280
6,300,000	Sheffield Receivables Corporation «	2.570	8/21/2008	6,291,005
10,140,000	Sheffield Receivables Corporation «	2.700	8/29/2008	10,118,706
16,890,000	Sheffield Receivables Corporation «	2.750	9/9/2008	16,839,682
11,083,000	Thunder Bay Funding, Inc. «	2.620	8/29/2008	11,060,416
20,280,000	Thunder Bay Funding, Inc. «	2.680	9/18/2008	20,207,533
16,860,000	Thunder Bay Funding, Inc. «	2.670	9/26/2008	16,789,975
16,940,000	Thunder Bay Funding, Inc. «	2.800	10/20/2008	16,834,596
20,270,000	Windmill Funding Corporation «	2.730	9/17/2008	20,197,754
20,240,000	Windmill Funding Corporation «	2.760	10/20/2008	20,115,861
20,290,000	Yorktown Capital, LLC «	2.650	8/14/2008	20,270,584
16,880,000	Yorktown Capital, LLC «	2.730	8/20/2008	16,855,679
16,900,000	Yorktown Capital, LLC «	2.620	9/10/2008	16,850,802
	Total Finance			579,742,044

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

Money Market Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (65.4%)	Rate (+)	Date	Value
Insurance (3.1%)
$13,510,000	AIG Funding, Inc.	2.810%	9/23/2008	$13,454,110
16,920,000	Swiss Reinsurance Company	2.840	8/11/2008	16,906,652
20,230,000	Swiss Reinsurance Company	2.710	10/15/2008	20,115,785
	Total Insurance			50,476,547

U.S. Government (1.1%)
16,940,000	Federal Home Loan Bank Discount Notes	2.714	10/15/2008	16,846,124
	Total U.S. Government			16,846,124

U.S. Municipal (2.3%)
20,310,000	State of California Regional Authority General
	Obligation Bonds	2.850	10/14/2008	20,310,000
16,400,000	State of Michigan Regional Authority General
	Obligation Bonds	4.125	10/28/2008	16,400,000
	Total U.S. Municipal			36,710,000
	Total Commercial Paper			1,050,744,675

		Interest	Maturity
Shares	Other (2.6%)	Rate (+)	Date	Value
16,000	Barclays Prime Money Market Fund	2.540%	N/A	$16,000
4,240,042	Merrill Lynch Institutional Money Market Fund	2.490	N/A	4,240,042
37,633,000	Primary Fund Institutional Class	2.740	N/A	37,633,000
	Total Other			41,889,042

Principal		Interest	Maturity
Amount	Variable Rate Notes (31.5%) †	Rate (+)	Date	Value
Banking — Domestic (8.7%)
$10,000,000	Bank of America Corporation §	2.984%	11/6/2008	$10,000,000
10,140,000	Bank of America NA ≤	2.988	10/3/2008	10,140,000
9,250,000	Bank of New York Company, Inc. ≤	2.469	8/11/2008	9,250,000
13,530,000	Deutsche Bank NY	3.011	9/22/2008	13,530,000
18,500,000	Fifth Third Bancorp ≤	2.471	8/25/2008	18,500,000
8,830,000	HSBC USA, Inc.	2.468	8/15/2008	8,830,000
6,760,000	J.P. Morgan Chase & Company	2.851	9/22/2008	6,762,314
13,690,000	Rabobank Nederland NV/NY ≤	2.656	8/15/2008	13,690,000
9,300,000	Royal Bank of Canada NY ≤	2.471	8/1/2008	9,300,000
10,150,000	Royal Bank of Canada NY ≤	3.233	8/15/2008	10,150,000
10,130,000	Wachovia Bank	3.001	10/6/2008	10,130,000
19,225,000	Wells Fargo & Company ≤	2.608	8/15/2008	19,225,000
	Total Banking — Domestic			139,507,314

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

Money Market Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (31.5%) †	Rate (+)	Date	Value
Banking — Foreign (8.9%)
$9,600,000	Bank of Ireland ≤	2.468%	8/20/2008	$9,600,000
17,190,000	BNP Paribas SA	2.760	8/7/2008	17,190,000
10,950,000	BNP Paribas SA ≤	2.460	8/25/2008	10,950,000
9,000,000	DNB NOR ASA ≤	2.471	8/22/2008	9,000,000
20,480,000	HBOS Treasury Services plc ≤	2.450	8/7/2008	20,480,000
13,520,000	ING Bank NV ≤	3.059	9/26/2008	13,520,000
6,860,000	Royal Bank of Canada ≤	2.450	8/6/2008	6,860,000
11,500,000	Royal Bank of Scotland plc ≤	2.488	8/21/2008	11,500,000
13,680,000	Svenska Handelsbanken AB ≤	2.446	8/13/2008	13,680,000
13,800,000	Svenska Handelsbanken AB ≤	2.448	8/21/2008	13,800,000
16,900,000	Svenska Handelsbanken AB ≤	3.150	10/27/2008	16,900,000
	Total Banking — Foreign			143,480,000

Basic Industry (1.3%)
20,620,000	BASF Finance Europe NV ≤	2.796	10/20/2008	20,620,000
	Total Basic Industry			20,620,000

Brokerage (2.8%)
19,000,000	Goldman Sachs Group, Inc. ≤	2.800	8/22/2008	19,000,000
19,100,000	Merrill Lynch & Company, Inc.	2.638	8/22/2008	19,100,000
6,000,000	Merrill Lynch & Company, Inc.	2.602	8/26/2008	6,000,000
	Total Brokerage			44,100,000

Consumer Cyclical (2.5%)
10,150,000	American Honda Finance Corporation ≤	2.914	8/5/2008	10,150,000
4,760,000	American Honda Finance Corporation ≤	2.737	9/9/2008	4,761,450
18,230,000	American Honda Finance Corporation ≤	2.919	10/8/2008	18,230,000
6,760,000	American Honda Finance Corporation ≤	2.918	10/14/2008	6,760,000
	Total Consumer Cyclical			39,901,450

Finance (4.6%)
5,670,000	Kordsa, Inc. ≤«	2.850	8/7/2008	5,670,000
13,530,000	Procter & Gamble International Funding SCA	2.789	8/19/2008	13,530,000
10,200,000	The Bear Stearns Companies, Inc. «	2.891	9/30/2008	10,164,180
16,900,000	Union Hamilton Special Funding, LLC ≤«	3.301	9/22/2008	16,900,000
27,025,000	Union Hamilton Special Funding, LLC ≤«	3.301	9/29/2008	27,025,000
	Total Finance			73,289,180

Insurance (2.3%)
16,900,000	Allstate Life Global Funding Trust ±	3.058	9/22/2008	16,900,000
20,560,000	ING Verzekeringen NV ≤	2.450	8/4/2008	20,560,000
	Total Insurance			37,460,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

Money Market Fund
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (31.5%) †	Rate (+)	Date	Value
U.S. Government (0.4%)
$6,900,000	Federal Home Loan Bank	2.621%	10/5/2008	$6,898,879
	Total U.S. Government			6,898,879
	Total Variable Rate Notes			505,256,823
	Total Investments (at amortized cost) 100.6%			$1,614,790,540
	Other Assets and Liabilities, Net (0.6%)			(9,263,833)
	Total Net Assets 100.0%			$1,605,526,707

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2008, the value of these investments was $366,221,450 or 22.8% of total net assets.

« Denotes investments that benefit from credit enhancements or liquidity support provided by a third party bank or institution. Cost for federal income tax purposes is $1,614,790,540.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

This page intentionally left blank.

158

Trivent Mutual Funds
Notes To Schedule Of Investments
July 31, 2008 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

INVESTMENTS IN AFFILIATES

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund. A summary of transactions for the nine months ended July 31, 2008, in Money Market Fund, is as follows:

		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	Period Ended
Fund	October 31, 2007	Additions	Reductions	July 31, 2008	July 31, 2008	July 31, 2008
Aggressive Allocation	$ 5,177,999	$ 9,923,392	$ 13,689,318	1,412,073	$ 1,412,073	$ 43,468
Moderately Aggressive
Allocation	34,776,744	9,791,439	42,629,882	1,938,301	1,938,301	134,425
Moderate Allocation	67,606,196	17,013,843	77,270,041	7,349,998	7,349,998	777,157
Moderately Conservative
Allocation	32,162,304	14,175,312	34,330,055	12,007,561	12,007,561	535,689
Technology	1,246,466	22,310,593	22,652,514	904,545	904,545	50,389
Partner Small Cap Growth	1,200,706	39,609,159	34,829,953	5,979,912	5,979,912	62,261
Partner Small Cap Value	4,123,694	28,637,303	24,853,786	7,907,211	7,907,211	136,435
Small Cap Stock	34,676,065	158,880,406	181,884,005	11,672,466	11,672,466	540,907
Small Cap Index	254,837	7,379,011	6,646,436	987,412	987,412	24,896
Mid Cap Growth	19,343,238	66,481,085	68,423,243	17,401,080	17,401,080	522,861
Partner Mid Cap Value	2,336,105	24,308,592	21,899,295	4,745,402	4,745,402	68,441
Mid Cap Stock	18,634,670	106,589,164	112,486,521	12,737,313	12,737,313	523,293

159

Trivent Mutual Funds
Notes To Schedule Of Investments
July 31, 2008 (unaudited)

INVESTMENTS IN AFFILIATES — continued

		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	Period Ended
Fund	October 31, 2007	Additions	Reductions	July 31, 2008	July 31, 2008	July 31, 2008
Mid Cap Index	$ 792,453	$ 8,676,034	$ 8,895,658	572,829	$ 572,829	$ 25,057
Mid Cap Index-I	803,792	4,689,660	4,385,287	1,108,165	1,108,165	12,563
Partner Worldwide Allocation	—	19,785,308	14,393,885	5,391,423	5,391,423	45,359
Partner International Stock	3,750,651	117,278,044	105,817,764	15,210,931	15,210,931	204,906
Large Cap Growth	23,750,652	112,403,915	134,624,366	1,530,201	1,530,201	367,362
Large Cap Value	27,288,103	97,851,834	120,627,098	4,512,839	4,512,839	360,657
Large Cap Stock	4,615,730	225,076,960	207,129,388	22,563,302	22,563,302	402,576
Large Cap Index	2,178,690	7,565,639	8,407,787	1,336,542	1,336,542	25,333
Large Cap Index-I	840,619	6,008,156	5,373,412	1,475,363	1,475,363	25,265
Balanced	14,248,100	41,787,050	37,450,442	18,584,708	18,584,708	436,213
High Yield	10,283,074	123,959,810	115,915,808	18,327,076	18,327,076	476,721
Income	17,265,511	136,392,440	133,887,524	19,770,427	19,770,427	514,171
Core Bond	32,927,528	69,029,447	85,012,472	16,944,503	16,944,503	688,050
Limited Maturity Bond	28,229,455	119,442,587	132,807,869	14,864,173	14,864,173	646,044
Total	$388,513,382				$227,235,756	$7,650,499

A summary of transactions for the nine months ended July 31, 2008, in Thrivent Financial Securities Lending Trust, is as follows:

		Gross	Gross
	Value	Purchases and	Sales and	Balance of Shares	Value
Fund	October 31, 2007	Additions	Reductions	July 31, 2008	July 31, 2008
Technology	$3,005,900	$37,152,223	$34,141,178	6,016,945	$6,016,945
Partner Small Cap Growth	25,651,383	65,500,488	63,297,973	27,853,898	27,853,898
Partner Small Cap Value	38,943,138	94,766,855	78,338,723	55,371,270	55,371,270
Small Cap Stock	158,510,727	289,659,608	305,577,840	142,592,495	142,592,495
Small Cap Index	7,664,789	13,577,728	14,114,383	7,128,134	7,128,134
Mid Cap Growth	89,916,284	194,939,571	174,766,259	110,089,596	110,089,596
Partner Mid Cap Value	4,022,546	34,097,475	29,365,320	8,754,701	8,754,701
Mid Cap Stock	263,325,754	668,797,411	783,312,303	148,810,862	148,810,862
Mid Cap Index	5,297,773	16,477,040	14,294,466	7,480,347	7,480,347
Mid Cap Index-I	323,882	2,879,315	2,175,670	1,027,527	1,027,527
Partner International Stock	27,736,142	237,919,400	238,426,230	27,229,312	27,229,312
Large Cap Growth	43,016,898	368,807,966	347,586,433	64,238,431	64,238,431
Large Cap Value	75,833,378	541,645,431	514,602,093	102,876,716	102,876,716
Large Cap Stock	417,436,171	2,575,298,817	2,527,744,599	464,990,389	464,990,389
Large Cap Index	4,630,568	17,047,159	17,832,800	3,844,927	3,844,927
Large Cap Index-I	911,167	2,849,151	3,127,954	632,364	632,364
Balanced	39,692,963	87,740,457	89,592,604	37,840,816	37,840,816
High Yield	69,283,020	162,946,226	165,573,717	66,655,529	66,655,529
Income	58,963,653	94,866,426	105,214,141	48,615,938	48,615,938
Core Bond	28,870,709	40,366,291	53,504,015	15,732,985	15,732,985
Limited Maturity Bond	14,722,625	118,767,857	82,278,694	51,211,788	51,211,788
Total Value	$1,377,759,470				$1,398,994,970

160

Trivent Mutual Funds
Notes To Schedule Of Investments
July 31, 2008 (unaudited)

A summary of transactions for the Thrivent Allocation Funds for the nine months ended July 31, 2008, in the following Thrivent Funds, is as follows:

		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	November 1, 2007 —
Fund	October 31, 2007	Additions	Reductions	July 31, 2008	July 31, 2008	July 31, 2008
Aggressive Allocation
Real Estate Securities	$ —	$7,612,997	$ 1,548,050	592,869	$ 6,136,189	$ 80,178
Partner Small Cap Growth	23,656,063	12,811,969	81,271	2,867,565	31,543,212	—
Partner Small Cap Value	16,387,607	6,127,228	5,097,308	991,560	14,784,161	120,257
Small Cap Stock	28,805,358	15,761,841	101,588	2,371,458	36,283,311	—
Mid Cap Growth	14,357,962	8,899,254	678,964	1,190,136	18,911,257	—
Partner Mid Cap Value	12,785,858	6,760,534	473,673	1,527,983	16,502,219	136,808
Mid Cap Stock	28,154,410	20,965,162	273,049	2,859,429	38,745,266	151,483
Partner Worldwide Allocation	—	1,606,701	—	165,514	1,557,484	—
Partner International Stock	83,475,862	15,614,383	6,829,312	5,838,199	69,299,424	1,768,520
Large Cap Growth	83,941,207	14,888,615	10,653,102	12,712,135	68,899,773	337,633
Large Cap Value	26,603,332	17,216,412	563,911	2,552,395	36,320,586	487,995
Large Cap Stock	37,033,043	9,233,712	3,531,463	1,371,390	31,939,664	503,305
Equity Income Plus	—	4,130,220	—	426,901	3,940,293	28,550
High Yield	6,146,398	3,416,004	73,112	1,909,158	8,743,944	488,627
Income	20,745,356	4,537,548	10,698,112	1,699,951	13,531,608	716,323
Limited Maturity Bond	3,638,056	9,683,634	4,627,770	697,130	8,393,445	243,190
Money Market	5,177,999	9,923,392	13,689,318	1,412,073	1,412,073	43,468
Total Value and
Dividend Income	$390,908,511				$406,943,909	$ 5,106,337

Moderately Aggressive Allocation
Real Estate Securities	26,888,622	15,603,202	1,971,297	3,390,472	35,091,387	975,654
Partner Small Cap Growth	28,021,999	9,225,174	11,700	2,821,432	31,035,757	—
Partner Small Cap Value	17,345,977	10,421,179	1,527,226	1,592,289	23,741,029	136,546
Small Cap Stock	36,342,259	29,662,674	15,600	3,674,383	56,218,064	—
Mid Cap Growth	14,516,628	19,433,810	6,825	1,854,395	29,466,343	—
Partner Mid Cap Value	12,943,571	22,093,148	449,677	2,911,918	31,448,709	130,844
Mid Cap Stock	35,768,035	57,328,696	332,511	5,834,402	79,056,146	193,330
Partner Worldwide Allocation	—	23,891,051	—	2,416,793	22,742,025	—
Partner International Stock	131,867,007	33,250,111	11,401,935	9,890,578	117,401,167	2,748,887
Large Cap Growth	156,316,355	29,282,206	25,887,847	22,712,393	123,101,168	634,733
Large Cap Value	126,079,605	34,478,778	13,861,541	8,168,994	116,244,779	2,258,236
Large Cap Stock	134,579,715	33,595,964	51,317,233	3,336,750	77,712,910	1,838,298
Equity Income Plus	—	9,869,370	—	1,019,765	9,412,433	68,643
High Yield	17,443,177	47,459,892	56,863	13,286,286	60,851,189	2,892,457
Income	120,427,429	25,842,037	26,417,621	14,131,033	112,483,024	4,799,522
Limited Maturity Bond	35,165,854	22,911,384	13,557,669	3,565,341	42,926,703	1,395,034
Money Market	34,776,744	9,791,439	42,629,882	1,938,301	1,938,301	134,425
Total Value and
Dividend Income	$928,482,977				$970,871,134	$18,206,609

161

Trivent Mutual Funds
Notes To Schedule Of Investments
July 31, 2008 (unaudited)

INVESTMENTS IN AFFILIATES — continued

		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	November 1, 2007 —
Fund	October 31, 2007	Additions	Reductions	July 31, 2008	July 31, 2008	July 31, 2008
Moderate Allocation
Real Estate Securities	$ 26,888,622	$15,059,544	$ 1,684,070	3,421,226	$ 35,409,692	$ 1,008,677
Partner Small Cap Growth	28,021,999	9,498,265	8,939	1,761,201	19,373,212	—
Partner Small Cap Value	17,345,977	18,553,922	7,449	1,727,627	25,758,920	72,510
Small Cap Stock	36,342,259	18,594,901	289,711	1,866,649	28,559,737	—
Mid Cap Growth	14,516,628	3,471,171	312,266	629,066	9,995,853	—
Partner Mid Cap Value	12,943,571	18,911,749	402,381	2,304,060	24,883,849	104,578
Mid Cap Stock	35,768,035	37,307,012	325,810	3,916,212	53,064,678	138,473
Partner Worldwide Allocation	—	17,458,966	—	1,781,203	16,761,116	—
Partner International Stock	131,867,007	26,489,170	10,113,188	6,834,579	81,126,453	1,816,065
Large Cap Growth	156,316,355	28,838,685	25,465,241	18,245,237	98,889,183	514,304
Large Cap Value	126,079,605	44,568,286	900,984	7,515,311	106,942,882	1,561,742
Large Cap Stock	134,579,715	31,063,951	53,806,094	2,110,672	49,157,558	1,422,711
Equity Income Plus	—	9,644,619	—	997,403	9,206,028	66,747
High Yield	17,443,177	45,627,538	63,580	12,806,829	58,655,278	2,789,516
Income	120,427,429	38,700,790	17,847,249	21,945,298	174,684,572	7,102,513
Limited Maturity Bond	35,165,854	41,157,840	211,932	12,533,397	150,902,105	4,770,967
Money Market	34,776,744	17,013,843	77,270,041	7,349,998	7,349,998	777,157
Total Value and
Dividend Income	$928,482,977				$950,721,114	$22,145,960

Moderately Conservative
Real Estate Securities	17,345,977	6,758,385	685,833	1,354,024	14,014,144	389,629
Partner Small Cap Value	36,342,259	7,321,290	—	518,714	7,734,022	—
Small Cap Stock	14,516,628	5,160,437	9,537	765,448	11,711,358	—
Partner Mid Cap Value	12,943,571	4,611,793	—	429,904	4,642,955	—
Mid Cap Stock	35,768,035	12,196,706	125,998	1,151,497	15,602,790	38,714
Partner Worldwide Allocation	—	5,377,257	—	544,124	5,120,209	—
Partner International Stock	131,867,007	9,221,521	3,823,121	1,652,853	19,619,363	374,929
Large Cap Growth	156,316,355	9,715,282	9,283,607	4,414,368	23,925,876	129,943
Large Cap Value	126,079,605	20,677,076	350,428	2,444,671	34,787,666	387,726
Large Cap Stock	134,579,715	9,813,985	18,750,446	355,415	8,277,608	349,430
Equity Income Plus	—	3,842,065	—	397,004	3,664,350	26,669
High Yield	17,443,177	13,753,984	149,697	4,111,133	18,828,987	878,194
Income	120,427,429	14,590,167	6,161,237	6,515,386	51,862,481	2,109,633
Limited Maturity Bond	35,165,854	44,144,152	5,164,289	11,869,846	142,912,957	4,490,838
Money Market	34,776,744	14,175,312	34,330,055	12,007,561	12,007,561	535,689
Total Value and
Dividend Income	$873,572,356				$374,712,327	$9,711,394

162

Thrivent Investment Management™

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com • 800-THRIVENT (800-847-4836)

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 26, 2008	THRIVENT MUTUAL FUNDS

By: /s/ Pamela J. Moret
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 26, 2008	By: /s/ Pamela J. Moret
Pamela J. Moret
President

Date: September 26, 2008	By: /s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer